HARTFORD'S PERSONAL RETIREMENT MANAGER

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Hartford's Personal Retirement Manager variable annuity. If you purchased this contract between August 24, 2009 and August 16, 2010, this variable annuity was called Hartford Leaders Series V. The prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Deposit among the following portfolio companies:

X  Invesco

X  AllianceBernstein L.P.

X  Fidelity Investments

X  Franklin Templeton Investments

X  Hartford HLS Funds

X  Lord, Abbett & Co., Inc.

X  MFS Investment Management

X  Putnam Investments, LLC

You may also allocate your Deposit to the Personal Pension Account and/or the Fixed Accumulation Feature. The Fixed Accumulation Feature is not available for every Contract class.

This prospectus refers to the following Contract classes:

X  B Share

X  C Share

X  I Share

X  L Share

The Contract class will be selected on your application and identified in your Contract. Not every Contract class or optional rider may be available from your Financial Intermediary. The I share class is offered through registered investment/financial advisors. Other available Contract classes offered through select Financial Intermediaries are not described in this Prospectus and may be subject to different charges.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY           [NOT FDIC BANK
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE                IMAGE]

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PROSPECTUS DATED: MAY 1, 2012

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2012

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CONTENTS

                                                                        PAGE
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1. INTRODUCTION                                                                3
2. FEE SUMMARY                                                                 4
3. MANAGEMENT OF THE CONTRACT                                                  7
  The Company                                                                  7
  The General Account                                                          7
  The Separate Account                                                         7
  The Funds                                                                    7
  Fixed Accumulation Feature                                                   9
  Personal Pension Account                                                    10
4. INFORMATION ON YOUR ACCOUNT                                                14
  a. Opening an Account                                                       14
  b. Charges and Fees                                                         24
  c. Surrenders                                                               27
  d. Annuity Payouts                                                          29
  e. Standard Death Benefit                                                   33
5. OPTIONAL DEATH BENEFITS                                                    35
  a. Maximum Anniversary Value Death Benefit                                  35
  b. Return of Premium Death Benefit II                                       38
6. FURTHER INFORMATION                                                        41
  a. Glossary                                                                 41
  b. State Variations                                                         43
  c. Miscellaneous                                                            44
  d. Legal Proceedings                                                        45
  e. How Contracts Are Sold                                                   45
7. FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING TAX-QUALIFIED             47
RETIREMENT PLANS
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      63
APPENDIX A - EXAMPLES                                                    APP A-1
APPENDIX B - ACCUMULATION UNIT VALUES                                    APP B-1
APPENDIX C - FUND DATA                                                   APP C-1
APPENDIX D - CONTRACT EXCHANGE PROGRAM                                   App D-1
APPENDIX E - RETURN OF PREMIUM DEATH BENEFIT I                           App E-1

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1. INTRODUCTION

HOW TO BUY THIS VARIABLE ANNUITY

CHOOSE A CONTRACT CLASS

                                                                                                   MORTALITY &
                MINIMUM INITIAL                                                                    EXPENSE RISK
                    DEPOSIT     NON-                                                                   AND             MAXIMUM
         QUALIFIED            QUALIFIED                                                           ADMINISTRATIVE       UP-FRONT
         CONTRACT             CONTRACT   SALES RELATED CHARGES                                       CHARGES          COMMISSION
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B SHARE       $2,000            $5,000   8 year Contingent Deferred Sales Charge and                     0.50%             7%
                                         Distribution Charge
C SHARE       $2,000           $10,000   1 year Contingent Deferred Sales Charge                         1.50%+            2%
I SHARE       $5,000           $10,000   None                                                            0.30%             0%
L SHARE       $2,000           $10,000   4 year Contingent Deferred Sales Charge                         1.45%             5%

+ For contracts purchased between August 24, 2009 and November 15, 2010, the Mortality & Expense Risk and Administrative Charge is 1.35%.

This table does not show Fund expenses, Premium taxes, Distribution Charges, Annual Maintenance Fee, and optional rider fees. Each Contract class has its own minimum contract value requirements.

CHOOSE INVESTMENT OPTIONS

X Sub-Accounts - Funds with different investment strategies, objectives and risk/reward profiles.

X  Fixed Accumulation Feature (B share class only) - A fixed interest account.

X Personal Pension Account - A fixed interest account designed to provide lifetime payouts.

Subject to limitations, you may move your investment among each of these options.

CHOOSE AN OPTIONAL FEATURE (IF DESIRED)

         OPTIONAL FEATURE                      GENERAL PURPOSE
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Return of Premium Death Benefit II    Guaranteed Minimum Death Benefit
  Maximum Anniversary Value Death     Guaranteed Minimum Death Benefit
             Benefit*

*   Investment restrictions apply.

Optional features may not be available through your Financial Intermediary.

COMPLETE OUR APPLICATION OR ORDER REQUEST AND SUBMIT IT TO YOUR
FINANCIAL INTERMEDIARY FOR APPROVAL.

PAY THE APPLICABLE MINIMUM INITIAL DEPOSIT.

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2. FEE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

                                                                            C SHARE
                                                                          (CONTRACTS
                                                                           PURCHASED          C SHARE
                                                                            BETWEEN          (CONTRACTS
                                                                         8-24-2009 AND       PURCHASED
                                                              B SHARE     11-15-2010)    AFTER 11-15-2010)    I SHARE    L SHARE
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CONTINGENT DEFERRED SALES CHARGE (CDSC) (1)                                                                     None
  1                                                              7%           2%                 2%                         7%
  2                                                              7%           0%                 0%                         6%
  3                                                              7%                                                         5%
  4                                                              6%                                                         4%
  5                                                              5%                                                         0%
  6                                                              4%
  7                                                              3%
  8                                                              2%
  9+                                                             0%
SURRENDER FEE                                                   None         None               None            None       None
TRANSFER FEE                                                    None         None               None            None       None

(1)  Each Deposit has its own CDSC schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                                                              C SHARE
                                                                            (CONTRACTS
                                                                             PURCHASED          C SHARE
                                                                              BETWEEN          (CONTRACTS
                                                                           8-24-2009 AND       PURCHASED
                                                                B SHARE     11-15-2010)    AFTER 11-15-2010)   I SHARE   L SHARE
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ANNUAL MAINTENANCE FEE (2)                                        $30           $30               $30            $30       $30
DISTRIBUTION CHARGE (3)                                          0.75%         None               None           None      None
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and
 Personal Pension Account investments)
  Mortality and Expense Risk Charge                              0.30%         1.15%             1.30%          0.10%     1.25%
  Administrative Charge                                          0.20%         0.20%             0.20%          0.20%     0.20%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                           0.50%         1.35%             1.50%          0.30%     1.45%
MAXIMUM OPTIONAL CHARGES (4)
  Maximum Anniversary Value ("MAV") Death Benefit (5)            1.50%         1.50%             1.50%          1.50%     1.50%
  Return of Premium Death Benefit II (6)                         0.75%         0.75%             0.75%          0.75%     0.75%
  Return of Premium Death Benefit I (7)                          0.75%         0.75%             0.75%          0.75%     0.75%

(2)  Fee waived if Total Balance is $50,000 or more on your Contract
     Anniversary.

(3) An annual Distribution Charge is charged against each Premium Payment. The Distribution Charge is based on a percentage of Remaining Gross Premium. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge is reduced to 0% after the completion of eight years after each respective Premium Payment. The Distribution Charge will be assessed only with respect to Contract Value invested in Sub-Accounts.

(4)  Only one optional death benefit can be elected.

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(5) Charge based on the greater of the Maximum Anniversary Value, or Premium Payments adjusted for Surrenders and is taken on each Contract Anniversary. Current rider charge is 0.35%.

(6) Charge based on a percentage of Premium Payments adjusted for Surrenders on each Contract Anniversary. Current rider charge is 0.25%.

(7) Charge based on a percentage of Premium Payments adjusted for Surrenders on each Contract Anniversary. Current rider charge is 0.75% and has been voluntarily waived to 0.25%.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                 MINIMUM            MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES               0.42%              2.19%
(expenses that are deducted from
Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and
other expenses.

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING PERSONAL PENSION ACCOUNT CONTRIBUTIONS AND AMOUNTS ALLOCATED TO THE FIXED ACCUMULATION FEATURE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:

(1)  If you Surrender your Contract at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
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B Share                              $1,204   $2,261   $3,127        $5,282
C Share                                $751   $1,672   $2,775        $5,491
I Share                                $438   $1,323   $2,218        $4,501
L Share                              $1,224   $2,131   $2,752        $5,451

(2)  If you annuitize at the end of the applicable time period:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
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B Share                           $428        $1,490   $2,548        $5,177
C Share                           $530        $1,642   $2,745        $5,461
I Share                           $408        $1,293   $2,188        $4,471
L Share                           $525        $1,628   $2,722        $5,421

(3)  If you do not Surrender your Contract:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
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B Share                           $533        $1,595   $2,653        $5,282
C Share                           $560        $1,672   $2,775        $5,491
I Share                           $438        $1,323   $2,218        $4,501
L Share                           $555        $1,658   $2,752        $5,451

CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any Premium taxes, by the Accumulation Unit Value for that Valuation Day. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.

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3. MANAGEMENT OF THE CONTRACT

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.

All guarantees under the Contract are subject to each issuing company's financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) and the Personal Pension Account are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and the Personal Pension Account and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

- are not subject to the liabilities arising out of any other business we may conduct;

- are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

- may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

- are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.

THE FUNDS

The Funds available for investment are not the same mutual funds that you can buy through your Investment Professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees

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and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other contract owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

- send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

-   arrange for the handling and tallying of proxies received from Owners;

- vote all Fund shares attributable to your Contract according to instructions received from you, and

- vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

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The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2011, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):

AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, BlackRock Advisors, LLC, American Century Investment Services Inc., BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2011, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2011, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $122.5 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

FIXED ACCUMULATION FEATURE

INTERESTS IN THE FIXED ACCUMULATION FEATURE ARE NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACT CLASSES AND IS NOT AVAILABLE IN ALL STATES.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors. Fixed Accumulation Feature interest rates may vary by State.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in, first-out" basis (i.e., oldest investments will be liquidated first).

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

From time to time, we may credit increased interest rates in our sole discretion.

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We may restrict your ability to allocate Contract Value, Benefit Balance or Premium Payments to the Fixed Accumulation Feature (and vice versa) at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value and/or Benefit Balance.

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts or the Personal Pension Account, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Accumulation Feature, transfers from Sub-Accounts and transfers from the Personal Pension Account made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers. The 30% does not include Contract Value in any DCA Plus Program; or

- an amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and partial Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.

You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values or Benefit Balance back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait six months after your last systematic transfer before moving Contract Value or Benefit Balance back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Accumulation Feature to Sub-Accounts and/or Personal Pension Account and therefore this may not provide an effective short term defensive strategy.

PERSONAL PENSION ACCOUNT

INTERESTS IN THE PERSONAL PENSION ACCOUNT ARE NOT REGISTERED UNDER THE 1933 ACT AND THE PERSONAL PENSION ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE PERSONAL PENSION ACCOUNT NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES REGARDING THE PERSONAL PENSION ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE PERSONAL PENSION ACCOUNT IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE PERSONAL PENSION ACCOUNT IS CURRENTLY AVAILABLE TO IRA, ROTH IRA, SEP AND NON-QUALIFIED PLAN TYPES. THE PERSONAL PENSION ACCOUNT MAY NOT BE AVAILABLE TO ALL TYPES OF OWNERSHIP ARRANGEMENTS, OR IN ALL STATES.

WHAT IS THE PERSONAL PENSION ACCOUNT?

THE FOLLOWING IS A BRIEF SUMMARY OF THE PERSONAL PENSION ACCOUNT. YOU SHOULD READ THIS ENTIRE SECTION OF THE PROSPECTUS TO MAKE SURE THAT YOU UNDERSTAND THE IMPORTANT LIMITATIONS AND RESTRICTIONS APPLICABLE TO THE PERSONAL PENSION ACCOUNT.

The Personal Pension Account is like the Fixed Accumulation Feature because you receive a fixed interest rate investment return. So, like the Fixed Accumulation Feature, you can invest in the Personal Pension Account if you want a steadier return than you would receive from the Sub-Accounts, where your return depends on the investment performance of the Funds you select.

While the Personal Pension Account and Fixed Accumulation Feature both offer a fixed interest rate return, the Personal Pension Account is designed to serve a different purpose than the Fixed Accumulation Feature. The Fixed Accumulation Feature is designed to serve as a conventional accumulation-oriented investment -you put money in to build up your investment, and you can then withdraw money to meet financial needs as they arise. You can also transfer some or all of your investment to the Sub-Accounts or the Personal Pension Account, and your beneficiaries receive a death benefit if you die. The Personal Pension Account is designed to serve a different purpose - it has features and guarantees you can use to design your own personal pension plan to provide you with life-long income payments without having to use the Sub-Accounts or Fixed Accumulation Feature for that purpose. You will know at the time of each Deposit what you can expect in terms of lifetime payouts if commenced during your Guarantee Window. Crediting rates (including the step down in such rates) are also available at or prior to each Contribution. While you can take income payments from the Fixed Accumulation Feature too, the amount of those income payments is not guaranteed in advance.

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Why would you invest in the Fixed Accumulation Feature if the Personal Pension Account gives you income guarantees and more flexibility structuring income payments? The reason is that to give you the guarantees and income payment flexibility, we had to place significant restrictions on how much you can transfer out of the Personal Pension Account in any year as well as on your ability to receive lump sum payments - instead of SURRENDERING part or all of the amounts you have built up in the Personal Pension Account, you can get a lump sum payment only by specifying some or all of the payments you are receiving, and then COMMUTING them into one lump sum. When you invest in the Personal Pension Account, you may end up getting less than you would have if you invested in the Fixed Accumulation Feature. This is the tradeoff you have to accept in return for getting the additional flexibility and guarantees that let you design your own personal pension plan.

THERE ARE CERTAIN CONDITIONS THAT MUST BE SATISFIED FOR YOU TO RECEIVE GUARANTEED INCOME PAYMENTS FROM YOUR PERSONAL PENSION ACCOUNT INVESTMENT, INCLUDING STARTING TO TAKE PAYMENTS BEFORE THE END OF A SPECIFIED PERIOD. YOU SHOULD READ THE REST OF THIS PROSPECTUS AND YOUR CONTRACT CAREFULLY TO MAKE SURE YOU UNDERSTAND ALL OF THESE CONDITIONS.

AS YOU READ THE REMAINDER OF THIS SECTION OF THE PROSPECTUS, WHICH PROVIDES YOU WITH MORE DETAILED INFORMATION ABOUT HOW THE PERSONAL PENSION ACCOUNT WORKS, YOU SHOULD KEEP IN MIND THESE IMPORTANT POINTS:

- YOUR ABILITY TO MAKE TRANSFERS FROM THE PERSONAL PENSION ACCOUNT IS SIGNIFICANTLY LIMITED BECAUSE THE PERSONAL PENSION ACCOUNT RESTRICTS LIQUIDITY DUE TO TRANSFER LIMITATIONS AND THE POTENTIAL LOSS OF VALUE AS A RESULT OF COMMUTATION. ACCORDINGLY, YOU SHOULD ENSURE THAT YOUR INVESTMENTS IN THE FIXED ACCUMULATION FEATURE AND THE SUB-ACCOUNTS WILL BE ADEQUATE TO MEET YOUR LIQUIDITY NEEDS.

- BECAUSE THE PERSONAL PENSION ACCOUNT IS DESIGNED AS A LONG-TERM RETIREMENT FUNDING VEHICLE, IT HAS GUARANTEED PAYOUT RATES APPLICABLE ONLY FOR PERSONAL PENSION ACCOUNT PAYOUTS COMMENCED BEFORE THE EXPIRATION OF YOUR SPECIFIED "GUARANTEE WINDOW" (AS DESCRIBED BELOW).

- THE PERSONAL PENSION ACCOUNT PROVIDES CERTAIN ADDITIONAL FLEXIBILITY WITH RESPECT TO STRUCTURING INCOME PAYMENTS - YOU CAN CONVERT PART OF YOUR INVESTMENT IN THE PERSONAL PENSION ACCOUNT INTO INCOME PAYMENTS AT A PARTICULAR TIME RATHER THAN YOUR ENTIRE INVESTMENT, AND YOU MAY ESTABLISH DIFFERENT INCOME STREAMS.

- AT ANY GIVEN TIME, CREDITED RATES AVAILABLE UNDER THE PERSONAL PENSION ACCOUNT MAY BE HIGHER OR LOWER THAN INTEREST RATES OFFERED UNDER THE FIXED ACCUMULATION FEATURE.

- YOU MAY USE THE PERSONAL PENSION ACCOUNT TO ESTABLISH STREAMS OF INCOME PAYMENTS THAT WILL CONTINUE UNTIL THE OWNER, THE ANNUITANT OR A JOINT OWNER DIES, WHICHEVER FIRST OCCURS.

- SUMS INVESTED INTO THE PERSONAL PENSION ACCOUNT ARE SUBJECT TO SEVERE TRANSFER RESTRICTIONS AND ANY LUMP SUM WITHDRAWALS ARE SUBJECT TO COMMUTATION (WHICH MAY SIGNIFICANTLY REDUCE THE AMOUNT YOU RECEIVE). PLEASE MAKE SURE THAT YOU HAVE SUFFICIENT ASSETS AVAILABLE TO MEET YOUR SHORT TERM OR EMERGENCY NEEDS BEFORE INVESTING IN THE PERSONAL PENSION ACCOUNT.

- YOU MAY COMMUTE ANY OR ALL OF YOUR ANNUITY PAYOUT VALUE TO GET A LUMP SUM PAYMENT FROM THE PERSONAL PENSION ACCOUNT. THERE IS AN INITIAL THIRTY DAY WAITING PERIOD FOR RECEIVING COMMUTED VALUE OF YOUR PERSONAL PENSION ACCOUNT.

- IF YOU TERMINATE THIS CONTRACT, YOU GIVE UP YOUR RIGHT TO FUTURE "PERSONAL PENSION ACCOUNT PAYOUTS" (AS DESCRIBED BELOW).

- ANYONE CONSIDERING INVESTING THEIR ENTIRE DEPOSIT INTO THE PERSONAL PENSION ACCOUNT SHOULD FIRST DISCUSS WITH THEIR FINANCIAL ADVISOR WHETHER A SINGLE PREMIUM IMMEDIATE ANNUITY MAY OFFER BETTER PAYOUT RATES.

HOW DOES THE PERSONAL PENSION ACCOUNT WORK?

CONTRIBUTIONS - You invest in the Personal Pension Account through Personal Pension Account Contributions. The first Personal Pension Account Contribution becomes your initial investment called your "Benefit Balance." The Benefit Balance will be increased by the amount of each subsequent Personal Pension Account Contribution, transfers into the Personal Pension Account from the Fixed Accumulation Feature and Sub-Accounts and accrued interest. Unlike the Fixed Accumulation Feature, the Benefit Balance is not indicative of what you would receive as a lump sum.

Once you start taking Personal Pension Account Payouts, as described below, your Benefit Balance is divided into an "Accumulation Balance" and "Annuity Payout Value." Annuity Payout Value refers to the sums used to fund your Personal Pension Account Payouts and anything remaining is referred to as your Accumulation Balance. Because you may convert all or any portion of your Accumulation Balance into Personal Pension Account Payouts at different times, you may have more than one Annuity Payout Value.

The minimum initial Personal Pension Account Contribution is $10,000. Our prior approval may be required for any single or cumulative Personal Pension Account Contribution of $1 million or more. Each subsequent Personal Pension Account Contribution must be at least $1,000. FAILURE TO MAINTAIN A MINIMUM ACCUMULATION BALANCE OF $5,000 WILL RESULT IN PREMATURE

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COMMENCEMENT OF PENSION ACCOUNT PAYOUTS. You may not make any Personal Pension Account Contributions after the Annuity Commencement Date.

INTEREST CREDITING - We guarantee that we will credit interest to amounts that you allocate to the Personal Pension Account at a minimum rate of 1.5% (called a "credited rate(s)"). We may credit a rate higher than the minimum credited rate. Interest rates will decrease over different time bands. We expect to make a profit in setting credited rates. Different credited rates may apply during the course of your investment in the Personal Pension Account. Credited rates will continue to apply to your Accumulation Balance until the earliest of when you commence taking Personal Pension Account Payouts, the Annuity Commencement Date or when we pay the Death Benefit. Credited rates will not apply to your Annuity Payout Values.

We reserve the right to periodically establish new credited rates and bands that will be applied to new Personal Pension Account Contributions. This means that all or portions of your Accumulation Balance may earn interest at different credited rates. See Examples 1, 2 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of how different credited rates may apply during the term of your Contract. We will confirm your credited rate schedule with each Personal Pension Account Contribution. There is no specific formula for determining credited rates and no assurances are offered as to future credited rates and their applicability. Some of the factors that we may consider in determining credited rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match these or our general liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.

PERSONAL PENSION ACCOUNT PAYOUTS - You may tell us to start paying you income payments called "Personal Pension Account Payouts" at any time or at different times until your Annuity Commencement Date. Subsequent Premium Payments can be made into Sub-Accounts and/or the Fixed Accumulation Feature after Personal Pension Account Payouts have begun (if received before your Annuity Commencement
Date). There is a thirty day waiting period for your first Personal Pension Account Payout following each Personal Pension Account Start Date.

As noted above, your ability to receive lump sum payments from the Personal Pension Account is limited. You do not withdraw any part of your Benefit Balance in the same way that you can surrender your Contract Value from Sub-Accounts or the Fixed Accumulation Feature. Rather, you must convert Accumulation Balance into an Annuity Payout Value that is then used to set your Personal Pension Account Payouts. You may surrender any or all of your Contract Value without affecting your Annuity Payout Value, or you may commute any or all of your Annuity Payout Value without affecting your Contract Value. However, you may terminate your Contract by (a) fully surrendering all of your Contract Value in the Sub-Accounts and Fixed Accumulation Feature; or (b) commuting your Annuity Payout Value in your Personal Pension Account (as discussed in more detail below); and (c) giving up your right to Personal Pension Account Payouts in connection with Contract replacement.

You will automatically start receiving Personal Pension Account Payouts on your Annuity Commencement Date. Personal Pension Account Payouts will be paid in the manner described in Annuity Payout Option Two or Eight under the heading "When do your Annuity Payouts begin?" under the Annuity Payouts section below. We reserve the right to require that you own your Contract for at least six months before you start receiving Personal Pension Account Payouts. For Qualified Contracts, we reserve the right to require that you start taking Personal Pension Account Payouts no later than when the Annuitant turns age 70 1/2. An annual benefit increase option may also be elected to adjust Personal Pension Account Payouts, subject to availability.

We calculate the amount of your Personal Pension Account Payouts by applying the applicable payout rate to your Accumulation Balance. We will provide you with a guaranteed payout rate each time that you make a new Personal Pension Amount Contribution. Payout rates are set at our sole discretion. There is no specific formula for determining payout rates and, except as specifically provided below, there is no assurance as to future payout rates. Payout rates may vary based on Contract class and distribution channel. Some of the factors that we may consider in determining payout rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; competitive factors and mortality tables (including age and gender factors). When you first make a Personal Pension Account Contribution, you will be required to choose a Target Income Age at which you are likely to begin taking Personal Pension Account Payouts. The Target Income Age cannot exceed twenty (20) years from the oldest Annuitant's age at the time of investment or age 80, whichever shall first occur. A single Target Income Age will apply to your Contract irrespective of the number of subsequent Personal Pension Account Contributions you may make in the future. Except as provided below, the Target Income Age cannot be changed.

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We will use the guaranteed payout rate(s) to calculate Personal Pension Account Payouts if you commence taking Personal Pension Account Payouts during the timeframe that begins three (3) years prior to the Target Income Age and ends three (3) years after the Target Income Age (this seven year period is referred to as the "guarantee window"). If you commence taking Personal Pension Account Payouts at any time outside of the guarantee window, then we will calculate your Personal Pension Account Payouts using payout rate(s) that we then determine at our sole discretion. Payouts taken outside of your Guarantee Window are not guaranteed. In these circumstances, your payout rate will be the lesser of our then current payout rate or the maximum payout rate set internally at the time of each Contribution; but, will never be less than the Minimum Guaranteed Payout Purchase Rates specified in your Contract. The existence of guaranteed payout rates, among other things, distinguishes the Personal Pension Account from the way we treat annuitization of your Contract Value and investments in the Fixed Accumulation Feature at the end of the accumulation phase of your Contract. See Examples 1 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Payouts during the guarantee window.

LUMP SUM PAYMENTS - You may commute any or all of your Annuity Payout Value to get a lump sum payment from the Personal Pension Account. The way we do this is to calculate the number of Personal Pension Account Payouts (corresponding to the Annuity Payout Value that you seek to commute) that when added together will equal the amount of your commutation request, and then the time period over which these Personal Pension Account Payouts would have otherwise been made is called the "Guaranteed Payout Duration." Personal Pension Account Payouts based on the remaining, non-commuted portion of your Annuity Payout Value will take place after the Guaranteed Payout Duration based on the same frequency established on your original Personal Pension Account Start Date provided that you, the Annuitant or a joint Owner are alive at that time. There is an initial thirty day waiting period for receiving commuted value of your Personal Pension Account. Please see "What is Commuted Value?" in section 4(c)(Surrenders) and Personal Pension Account Examples 4a and 4b in Appendix A for more information about how Guaranteed Payout Duration is determined.

You should understand that if you commute you will receive less than your Annuity Payout Value. The amount you receive over time depends on a number of factors, including the difference between interest rates currently being credited and the discount rate used upon commutation, how long you have invested in the Personal Pension Account and whether you (or the Annuitant) live long enough so that Personal Pension Account Payouts start up again after the Guaranteed Payout Duration. We will pay you the commuted value of your lump sum payment thirty days after your request. Please refer to "What kinds of Surrenders are available" and "What is the Commuted Value" in the Surrenders section as well as Example 4 under the Personal Pension Account Examples in Appendix A for more information about how commutation works.

TRANSFERS - Each Contract Year, you may transfer a portion of your Accumulation Balance to the Fixed Accumulation Feature or Sub-Accounts without having to comply with the annuitization and commutation requirements discussed above. All transfer allocations must be in whole numbers (e.g., 1%). The maximum amount of Accumulation Balance that may be transferred is the highest of:

       -   4% of your Accumulation Balance as of your prior Contract
           Anniversary;

       - the amount of interest credited to your Accumulation Balance over the most recent full Contract Year; or

       - the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

We reserve the right to: (a) limit the number of transfers from the Personal Pension Account; (b) make you wait six months after your most recent transfer from the Personal Pension Account before moving Contract Value back into the Personal Pension Account; or (c) revoke this transfer privilege at any time. Amounts transferred out of the Personal Pension Account will reduce the Accumulation Balance by the amount transferred. Amounts transferred from the Personal Pension Account to the Fixed Accumulation Feature or the Sub-Accounts will be treated as a subsequent Premium Payment and become part of your Contract Value. You may also transfer Contract Value from your Sub-Accounts or Fixed Accumulation Feature, to the Accumulation Balance (such transfers will reduce the amount of your optional Death Benefit, Annual Withdrawal Amount (AWA) and Remaining Gross Premiums). If applicable, no CDSC will be applied to Accumulation Balance transferred to Sub-Accounts or the Fixed Accumulation Feature, or vice versa. No transfers may be made to or from the Personal Pension Account after the Annuity Commencement Date. See Example 3 under the Personal Pension Account Examples in Appendix A for an illustration of transfers into your Personal Pension Account.

AS A RESULT OF THESE OUT-BOUND TRANSFER RESTRICTIONS, IT MAY TAKE A SIGNIFICANT AMOUNT OF TIME (I.E., SEVERAL YEARS) TO MOVE ACCUMULATION BALANCE TO SUB-ACCOUNTS OR THE FIXED ACCUMULATION FEATURE AND THEREFORE THIS MAY NOT PROVIDE AN EFFECTIVE SHORT TERM DEFENSIVE STRATEGY. PLEASE REFER TO EXAMPLE 3 UNDER THE PERSONAL PENSION ACCOUNT EXAMPLES IN APPENDIX A FOR AN ILLUSTRATION OF TRANSFER RESTRICTIONS.

DEATH BENEFIT - The Personal Pension Account includes a Death Benefit equal to your Benefit Balance. This Death Benefit is considered to be part of the standard Death Benefit or any optional Death Benefit that you elect. Your Personal Pension Account Death Benefit increases as a result of additional Personal Pension Account Contributions and transfers into the Personal Pension Account. YOUR PERSONAL PENSION ACCOUNT DEATH BENEFIT DECREASES AS YOU TAKE PERSONAL PENSION ACCOUNT PAYOUTS AND UPON COMMUTATION OF YOUR ANNUITY PAYOUT VALUE AND MAY BE ELIMINATED OVER TIME. Benefit Balance transfers to Sub-Accounts

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and/or the Fixed Accumulation Feature also decrease your Personal Pension Account Death Benefit but because these amounts are converted into Contract Value, they become part of the standard Death Benefit and/or optional Death Benefit.

Personal Pension Account Payouts will generally terminate upon notification to us of the death of the Owner, joint Owner or Annuitant, if prior to the Annuity Commencement Date; or upon notification to us of the Annuitant's death, if after the Annuity Commencement Date. The method of payment of the Death Benefit will be subject to the restrictions contained in the "Standard Death Benefit" section of this Prospectus.

Your Benefit Balance will be converted into Contract Value and transferred to the Money Market Sub-Account without annuitization and commutation. For tax purposes, the conversion and transfer of the Benefit Balance will be treated as a taxable distribution made in the year of the conversion and transfer. Unless otherwise stated below, Contract Value may not be reallocated back into the Personal Pension Account. The Contingent Annuitant may reinvest Contract Value back into the Personal Pension Account and establish a new guarantee window, target income age and receive then applicable credited rates. If Spousal Contract continuation is elected, your Spouse can either continue to maintain the Personal Pension Account and resume Personal Pension Account Payouts, if applicable, or instruct us to transfer Benefit Balance to the Money Market Sub-Account. Your Spouse may then reinvest Contract Value back into the Personal Pension Account by establishing a new guarantee window and target income age. New crediting rates will apply.

OTHER INFORMATION - We will account for any Personal Pension Account Contributions, Personal Pension Account Payouts, interest, and deductions separately and on a first-in, first-out basis for the purposes of determining which credited rates are associated with each Personal Pension Account Contribution. Personal Pension Account Payouts are not cumulative and may not be advanced, commuted or accelerated, except as explicitly stated in this prospectus. Subject to applicable state insurance law, the Personal Pension Account does not establish a cash surrender benefit. We may close the Personal Pension Account to new Personal Pension Account Contributions at any time without notice. We may also make the Personal Pension Account available only through enrollment in one or more investment Programs that we establish.

Special consideration should be given by Personal Pension Account investors who are under age 40 to the twenty-year limitation on setting your Target Income Age and the absence of guaranteed payout rates applied if Personal Pension Account Payouts commence outside of your guarantee window.

The Personal Pension Account should not be confused with a pension plan under The Employee Retirement Income Security Act of 1974, as amended (ERISA). Neither we nor any of our affiliates assume any fiduciary duties with regard to this Contract, as such terms are defined under ERISA laws and regulations. The Personal Pension Account is not a defined benefit plan guaranteed by the Pension Benefit Guaranty Corporation (PBGC) or any federal or state government agency. This feature is not a corporate pension plan issued by us or our affiliates.

In summary, the Personal Pension Account is designed for the long-term investor who is willing to forego some degree of liquidity in exchange for, among other things, deferred lifetime income in the form of Personal Pension Account Payouts. This feature restricts liquidity through transfer and commutation restrictions. The amount ultimately received as a consequence of your investment in the Personal Pension Account is not predictable because of the uncertainty of factors such as how long you have invested in the Personal Pension Account, interest rates in effect at the time of investment and commutation, and how long you receive lifetime Personal Pension Account Payouts. If you partially commute your Personal Pension Account Payouts, you will retain the right to collect life contingent Personal Pension Account Payouts that resume after the applicable Guaranteed Payout Duration. HOWEVER, IF YOU ELECT TO TERMINATE YOUR CONTRACT, YOU WILL GIVE UP YOUR RIGHT TO THESE FUTURE LIFE CONTINGENT PERSONAL PENSION ACCOUNT PAYOUTS. YOU SHOULD THEREFORE CONSULT WITH YOUR INVESTMENT PROFESSIONAL OR A TRUSTED ADVISER BEFORE TERMINATING YOUR CONTRACT TO BE SURE THAT YOU UNDERSTAND THESE IMPORTANT IMPLICATIONS. Please refer to "What kinds of Surrenders are available" and "What is the Commuted Value" in the Surrenders section as well as Example 4 under the Personal Pension Account Examples in Appendix A for more information.

4. INFORMATION ON YOUR ACCOUNT

A. OPENING AN ACCOUNT

WHO CAN BUY THIS CONTRACT?

The Contract is an individual tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

- individual Retirement Annuities adopted according to Section 408 of the Code;

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- employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other Qualified Plan receives tax-deferred treatment under the Code.

We no longer accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.

We no longer accept any new retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.

The Personal Pension Account may not be available to all types of Qualified
Plans.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Investment Professional will work with you to complete and submit an application or an order request form. Part of this process will include an assessment as to whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Investment Professional shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary. Your initial Deposit will not be invested in any Account and/or the Personal Pension Account during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.

The minimum initial Deposit required to buy this Contract varies based on the type of investment, Contract class and whether you enroll in a systematic investment Program such as the InvestEase(R) Program. Financial Intermediaries may impose requirements regarding the form of payment they will accept. Deposits not actually received by us within the time period provided below will result in the rejection of your application or order request.

Deposits sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Deposits of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Deposit of $1 million or more;

- if total Deposits, aggregated by social security number or taxpayer identification number, equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 80 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

We urge you to discuss with your Investment Professional which share class is suitable for your needs. Share class availability and/or mortality and expense risk charge arrangements may vary based on the Financial Intermediary selling this variable annuity to you. Charges affect your overall rate of return on your Contract Value. In determining whether to invest in a share class that imposes a contingent deferred sales charge, you might consider whether higher mortality and expense risk and distribution charges out weigh the benefits of contingent deferred sales charges that reduce, or are eliminated, over time. Finally, in determining whether to invest in

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a share class offered through a financial advisor, you might consider how the fee charged by your advisor bears in relation to the costs associated with investing in other share classes that impose higher fees.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Total Balance (refunding applicable expenses) as of the Valuation Day we receive your properly completed request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Total Balance may be more or less than your Deposits depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your Total Balance until we receive your notice of cancellation. In certain states, however, we are required to return your Deposit without deduction for any fees or charges.

HOW ARE DEPOSITS APPLIED TO YOUR CONTRACT?

Your initial Deposit will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Deposit, both being in good order. If we receive a subsequent Deposit before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Deposit after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Deposit on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Deposits based on your last instructions on record. We will send you a confirmation when we invest your Deposit.

If the request or other information accompanying the initial Deposit is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Deposit at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Deposit and explain why it could not be processed or keep the Deposit if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Deposits will not be applied to your Contract. You will not earn any interest on Deposits even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Investment Professional's recommendations. The firm that sold this Contract to you, and we, may directly or indirectly earn income on your Deposits. For more information, contact your Investment Professional.

HOW IS CONTRACT VALUE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds, and does not include Benefit Balance. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

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- the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges, divided by the number of days in the year multiplied by the number of days in the valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

PERSONAL PENSION ACCOUNT TRANSFER PROGRAMS. You may instruct us to reallocate portions of your Contract Value invested in Sub-account(s) and Fixed Accumulation Feature into the Personal Pension Account based on any one of the following options:

- FIXED DOLLAR OPTION: You may specify a predetermined fixed amount to be transferred into the Personal Pension Account on a monthly, quarterly, semi-annual, or annual basis. Please see Personal Pension Account Example 5 in Appendix A for more information.

- INVESTMENT GAINS OPTION: You may specify that we annually sweep investment gains into the Personal Pension Account. We define investment gains as the positive difference between your Anniversary Value and Starting Value (as adjusted by partial Surrenders) as of each Contract Anniversary. Your Anniversary Value is your Contract Value as of each Contract Anniversary (or the first Valuation Day thereafter if the Contract Anniversary does not fall on a Valuation Day) prior to your Annuity Commencement Date. Your Starting Value is either (a) your initial Premium Payment (if electing this Program at the time of Contract issuance); or (b) your Contract Value as of the date of enrollment (if electing this Program after Contract issuance). Accordingly, your Anniversary Value may increase from year to year and no portion of your Contract Value will be moved into the Personal Pension Account if your Anniversary Value did not exceed your Starting Value. Please see Personal Pension Account Example 5 in Appendix A for more information.

- INCOME PATH OPTION: This Program allows you to automatically increase the total percentage of your Total Balance invested into the Personal Pension Account over a time period ending at your Target Income Age (Target Allocation). Each Contract Anniversary, we will look to transfer the portion of Contract Value from your Sub-Accounts and/or Fixed Accumulation Feature (Current Allocation) needed to meet your Target Allocation. These transfers will increase your Benefit Balance and decrease your Contract Value. You will specify each annual Target Allocation when enrolling in this Program. Your Current Allocation will vary based on the investment performance of your Sub-Accounts and/or Fixed Accumulation Feature as of each Contract Anniversary. We may not be able to effect transfers in the event that your Current Allocation is insufficient to meet your Target Allocation. We will not re-transfer Benefit Balance back to Contract Value if your Target Allocation can not be sustained in any given year. Please see Personal Pension Account Income Path Example 5 in Appendix A for an illustration of how the proportion of Total Balance ratchets over time from Contract Value into Benefit Balance. Please see Personal Pension Account Example 5 in Appendix A for more information.

We will reduce your Sub-Account and Fixed Accumulation Feature holdings on a pro-rata basis in order to effect your instructions when you select either the Interest Sweep or Income Path Options. Annual transfers may be suspended for any Contract year where your Contract Value is insufficient to comply with your instructions. Please see Personal Pension Account Example 5 in Appendix A for more information.

These Programs will terminate:

- if, as the result of any transfer, your Contract Value is less than that required by our Minimum Amount Rules;

-   upon receipt of due proof of death;

-   if you annuitize your Contract; or

- if we receive your request to terminate the Program at least 5 Business Days prior to the next scheduled transfer date.

The Income Path program will automatically terminate once the Target Allocation is reached.

Other considerations:

- These Programs do not assure a profit nor do they protect against loss in declining markets.

- Only one Transfer Program option may be active at any given time. If you wish to change to another Transfer Program option, you must terminate your current Transfer Program and establish a new one of your choice.

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- Transfer of Contract Value from Sub-account(s) or Fixed Accumulation Feature to the Personal Pension Account may result in a reduction of AWA and Remaining Gross Premium (RGP). Program transfers may also trigger a proportionate reduction in death benefits under the Return of Premium I and II and Maximum Anniversary Value Death Benefits.

- Amounts transferred into the Personal Pension Account will be assigned then current credited interest rates and payout rates as of the date of the transfer. Your existing Target Income Age applies to all transfers into the Personal Pension Account.

- You must meet the Personal Pension Account's minimum investment requirements prior to enrolling in any of these Programs. The minimum amount that may be transferred to the Personal Pension Account is $1,000. If the minimum amount per transfer is not met under the Fixed Dollar Option program, the transfer frequency will be changed to satisfy the minimum requirement. If the minimum amount per transfer is not met under the Investment Gains program or the Income Path program, that particular scheduled transfer instance will not occur, but the Program will remain active.

- The Investment Gains and Fixed Dollar programs may not be enrolled in if any of the following programs are currently elected: Automatic Income Program
    (AIP), including Automatic Required Minimum Distribution programs, Dollar Cost Averaging (DCA) program, or the Substantially Equal Periodic Payments Under Code Section 72(q) Program.

-   INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, the Fixed Accumulation Feature, or the Personal Pension Account. You cannot use this Program to invest in the DCA Plus Programs.

-   STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund families and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, Personal Pension Account, or a DCA Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Automatic Income Program.

You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain optional riders.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature or the Personal Pension Account. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Investment Professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

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Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each asset allocation model is intended to maximize returns given various levels of risk tolerance, an asset allocation model may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model Programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

-   ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain optional riders are elected). You can also combine this Program with others such as the Automatic Income Program, InvestEase and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   DOLLAR COST AVERAGING PROGRAMS

We offer three Dollar Cost Averaging Programs:

-   DCA Plus

-   Fixed Amount DCA

-   Earnings/Interest DCA

DCA Plus - These programs allow you to earn a fixed rate of interest on investments. These Programs are different from the Fixed Accumulation Feature or the Personal Pension Account. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract class you purchased and the date the request for the Program is received. Please consult your Investment Professional to determine the interest rate for your Program.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this 12 month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least 7 but no more than 12 consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this 6 month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least 3 but no more than 6 consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

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- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made considered a separate rate lock Program investment. You can invest in up to 5 different rate lock Programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We will pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus Program is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus Program is not active on the Contract, but is the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the Static Asset Allocation Model. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination Funds or the Personal Pension Account indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the Contract, we will apply the payment to the destination Funds or the Personal Pension Account of the current DCA Plus Program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Sub-Accounts or the Personal Pension Account decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds or the Personal Pension Account you designated.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund(s) into different Fund(s) or the Personal Pension Account. This program begins in 15 days unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund(s) into other Fund(s) or the Personal Pension Account. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

-   AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 5% of your total Premium Payments each Contract Year. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The Personal Pension Account is not an eligible source Fund for partial Surrenders facilitated through the Automatic Income Program. The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the AWA and may be subject to a CDSC. If received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see the "Federal Tax Considerations" section and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional riders.

-   OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation.

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  You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- The Personal Pension Account and Return of Premium Death Benefit I and II include withdrawal limitations. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation in a systematic withdrawal program (including systematic transfers into the Personal Pension Account, if available) may cause you to break these limits.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds and/or Benefit Balance according to the following policies and procedures, as they may be amended from time to time.

-   WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

-   WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all contract owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

-   WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

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EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                                            PERMISSIBLE?
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Transfer $10,000 from a money market Sub-Account to a growth Sub-Account                          Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts              Yes
(dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to any number of other                 Yes
Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before          No
the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored Program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of Financial Intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled withdrawals or Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

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POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

MAIL, TELEPHONE AND INTERNET TRANSFERS

You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Investment Professional. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

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POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the sales charges (if applicable), Distribution Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Total Balance at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Total Balance is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Owners who own more than one Contract with a combined Total Balance between $50,000 and $100,000. If you have multiple Contracts with a combined Total Balance of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam Hartford line of variable annuity Contracts with the Contracts when we combine Total Balance for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

DISTRIBUTION CHARGE

We apply an annual distribution charge against all Remaining Gross Premiums invested in B share class Contracts (the "Distribution Charge"). The Distribution Charge will apply to each Premium Payment that has been invested for eight years or less and will be deducted on each Contract Anniversary. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge will also apply to any partial Surrender in excess of the AWA. The Distribution Charge is intended to compensate us for a portion of

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our acquisition expenses, including promotion and distribution of the Contract. A proportional Distribution Charge will be deducted upon:

- partial Surrenders in excess of the AWA (partial Surrenders are taken on a first-in, first-out basis);

-   full Surrender;

-   full or partial Annuitization, and/or

- the date we receive due proof of death of the Owner, joint Owner, or the Annuitant and upon a corresponding full Surrender and/or annuitization. Upon such death, a proportional Distribution Charge will be applied on receipt of due proof of death and upon a Death Benefit distribution if elected at a later date.

If a Beneficiary elects to continue under any of the available options described under the "Standard Death Benefits" section below, we will continue to deduct the Distribution Charge based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Distribution Charge is taken proportionally out of the Sub-Accounts.

PREMIUM TAXES

A deduction is also made for premium taxes, if any, imposed on Hartford by a state, municipality, or other governmental entity. The tax, currently ranging from 0% to 3.5%, is assessed at the time purchase payments are made or when annuity payments begin. Hartford will pay premium taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct premium taxes at the time Hartford pays such taxes to the applicable taxing authorities, upon surrender, or when annuity payments commence.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) - B, C AND L AND C SHARE CONTRACTS ONLY

We may deduct a CDSC when you make Surrenders from your Contract. We may also deduct a CDSC in connection with certain Annuity Payout Options. This charge is designed to recover the expense of distributing the Contracts that are surrendered before distribution expenses have been recouped from revenue generated by these Contracts. Each Deposit has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC.

In computing the CDSC, Surrenders will be taken:

1st - from the AWA;

2nd - from Contract Value subject to a CDSC on a first-in, first-out basis; and

3rd - from remaining Contract Value.

CDSC is charged based on the type of transaction:

- Partial Surrenders: To calculate the CDSC when you make a partial Surrender, we apply the applicable CDSC percentage to the amount of the Surrender in excess of the AWA that is eligible for CDSC.

- Full Surrenders: If you fully Surrender your Contract, we apply the applicable CDSC percentage to the greater of Contract Value or Remaining Gross Premiums minus the AWA.

- Annuity Payouts: To calculate the CDSC when you take an Annuity Payout pursuant to certain Annuity Payout Options, we apply the applicable CDSC to Commuted Value.

Please refer to Examples 1 through 5 under the Remaining Gross Premium Examples in Appendix A for an illustration of these computations.

The following are NOT subject to a CDSC:

- AWA - During each Contract Year when a CDSC applies, you may take partial Surrenders up to the greater of:

    1.   5% of the total Premium Payments that are otherwise subject to CDSC, or

    2.   Contract Value minus Remaining Gross Premiums.

       We compute the AWA as of the end of the Valuation Day when a partial Surrender request is received by us in good order. The AWA is calculated by comparing two values. First, total Premium Payments subject to a CDSC is multiplied by 5%. Next, the total Remaining Gross Premiums is subtracted from the Contract Value. The greater of the two calculations is the applicable AWA at the end of that particular Valuation Day. This method for calculating CDSCs is used for the current and all future partial Surrenders. All reductions from your Premium Payments will be made on a first-in, first-out basis. The financial impact of the CDSC will be greater during declining market conditions. These amounts are different for Contracts issued to a Charitable Remainder Trust.

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       The AWA may vary on a daily basis because of fluctuations in Contract Value. If you do not take maximum AWA one Contract Year, you may not take more than the maximum AWA in a subsequent Contract Year. The AWA does not apply to Personal Pension Account Payouts.

- Transfers from Sub-Accounts or the Fixed Accumulation Feature to the Personal Pension Account. Transfers into the Personal Pension Account will count as a Surrender for the purposes of calculating Remaining Gross Premium which can result in a reduction to your AWA and may reduce or eliminate your remaining AWA for the Contract Year. Please refer to Example 3 of the Return of Premium Death Benefit I and II Examples in Appendix A for more information.

- If you are a patient in a certified long-term care facility or other eligible facility - CDSC will be waived for a partial or full Surrender if you, the joint Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

     For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

     This waiver is not available if the Owner, the joint Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 180 days in a certified long-term care facility or other eligible facility up until ninety days after exiting such a facility. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - CDSC will be waived if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - CDSC will be waived when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows commutation.

- For Required Minimum Distributions - CDSC will be waived for any Annuitant age 70 1/2 or older with a Contract held under an IRA who Surrenders an amount equal to the Required Minimum Distribution for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments - CDSC will be waived if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - CDSC will be waived if you cancel your Contract during the Right to Cancel Period.

- Exchanges - As an accommodation, we may, in our sole discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

- Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and the Fee Summary.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses.

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C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - When you Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, distribution charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

For information on how termination of the Contract impacts the Personal Pension Account, see "Personal Pension Account" section above.

Partial Surrenders - You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC and Distribution Charge. You can ask us to deduct the CDSC and Distribution Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state.

There are several restrictions on partial Surrenders of Contract Value before the Annuity Commencement Date:

       - the partial Surrender of Contract Value must be at least equal to $500, and

       - your Total Balance must be equal to or greater than our then current Minimum Amount Rule that we establish according to our then current policies and procedures. The "Minimum Amount Rule" refers to the minimum Total Balance that you must maintain within this Contract. If you fail to comply with the Minimum Amount Rule, we reserve the right to fully terminate your Contract. The Minimum Amount Rule varies by share class. Currently the Minimum Amount Rule for class I share Contracts is $500 and is $2,000 for Class B C and L Shares. We may increase the Minimum Amount Rule from time to time but in no event shall the Minimum Amount Rule exceed $2,000 (Class I Shares) or $10,000 (Class B C and L Shares).

You may only commute all or a portion of Personal Pension Account Payouts by following the procedures described below in the "After the Annuity Commencement Date" section below.

Withdrawals will reduce your standard Death Benefit on a dollar-for-dollar basis. Please consult with your Investment Professional to be sure that you fully understand the ways such a decision will affect your Contract.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - You may Surrender and thus terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Two, Three, Five, Six and Eight. IN THE EVENT YOU TAKE A FULL SURRENDER AND THEREBY TERMINATE YOUR CONTRACT AFTER ELECTING ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, OR EIGHT, YOU WILL FORFEIT THE LIFE CONTINGENT PAYMENTS PAYABLE UNDER THESE OPTIONS. Upon Contract termination, we pay you the Commuted Value, minus any applicable CDSCs and Premium tax.

Partial Surrenders/Commutation - Partial Surrenders and/or commutation are permitted after the Annuity Commencement Date if you select the Annuity Payout Option Two, Three, Five, or Six, or Eight. You may withdraw amounts equal to the Commuted Value of the payments that we would have made during the Guaranteed Payout Duration. See Example 4 and footnote 3 under the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Commuted Value and the computation of Guaranteed Payout Duration. If you select the Annuity Payout Options Two or Eight, the Guaranteed Payout Duration will be equivalent to the Annuity Payout Value divided by the Annuity Payout amount, rounded down. To qualify under these Annuity Payout Options you must make the request before the Guaranteed Payout Duration expires. Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. We will deduct any applicable CDSCs.

If you elect to withdraw the entire Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will not make any Annuity Payouts during the remaining Guaranteed Payout Duration. If you elect to withdraw only some of the Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will reduce the remaining Annuity Payouts during the remaining Guaranteed Payout Duration on a first-in, first-out basis. ONCE THE GUARANTEED PAYOUT DURATION HAS EXPIRED, YOU MAY RESUME RECEIVING ANNUITY PAYOUTS PROVIDED THAT YOU, A JOINT OWNER OR THE ANNUITANT IS ALIVE AND YOU HAVE NOT TERMINATED YOUR CONTRACT.

Annuity Payout Options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457.

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WHAT IS THE COMMUTED VALUE?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as "commuting" your Annuity Payout.

The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.

Upon commutation, the Annuity Payout Value or the remaining Guaranteed Payout Duration payments, as applicable, will be discounted based on an interest rate that we determine at our sole discretion (the "discount rate"). The discount rate may be different than the interest rate used to establish payout rates. We determine the discount rate based on a number of factors including then current interest rate(s), investment assumptions and the additional anti-selection and mortality risk we incur by permitting commutation. The higher the discount rate and CDSC, the lower the amount that you will receive.

COMMUTED VALUE OF YOUR PERSONAL PENSION ACCOUNT WILL BE LESS THAN YOUR ANNUITY PAYOUT VALUE. Commutation does not affect resumption of life contingent Personal Pension Account Payouts at the conclusion of the applicable Guaranteed Payout Duration.

Commuted Value is determined on the day we receive your written request.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation. We may also postpone payment of Surrenders with respect to a money market fund sub-account if the board of directors of the underlying money market fund suspends redemptions from the fund in connection with the fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

Written Requests - Complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

You must complete a Commutation Form to commute any portion of your Personal Pension Account Annuity Payout Value or receive Commuted Value under applicable Annuity Payout Options.

If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet; we must have received your completed Internet Partial Withdrawal Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

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Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders and Personal Pension Account Payouts. If you make a Surrender or take a Personal Pension Account Payout prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment or Personal Pension Account Payout. Taking these actions before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract owned in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Please see "Federal Tax Considerations" and "Information Regarding Tax-Qualified Retirement Plans" for more information.

D. ANNUITY PAYOUTS

Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You may take Personal Pension Account Payouts without annuitizing Contract Value. Once you annuitize your Contract, you may no longer make Personal Pension Account Contributions. You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Funds allocated to the Personal Pension Account will be paid to you under Annuity Payout Options Two and Eight. Contract Value can only be annuitized under Annuity Payout Options One, Three, Four, Five and Six. Please check with your Investment Professional to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Personal Pension Account Payouts may begin at any time but we reserve the right to require that you own your Contract for at least six months before you start taking these payments. Contract Value may only be annuitized on the Annuity Commencement Date.

Your Annuity Commencement Date cannot be earlier than your second Contract Anniversary if choosing a fixed dollar Annuity Payout. The Annuity Commencement Date may be immediate if electing a variable dollar amount Annuity Payout. In no event; however, may the Annuity Commencement Date be later than:

- Annuitant's 90th birthday (or if the Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday);

-   10th Contract Anniversary (subject to state variation);

- The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date; or

- The date that you fully annuitize Accumulation Balance (assuming that no Contract Value exists as of such date). Unless otherwise requested, commencement of receipt of Personal Pension Account Payouts do not constitute an Annuity Commencement Date.

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. Your Financial Intermediary may ask us to prohibit Annuity Commencement Date extensions beyond when the Annuitant turns age 95. Please ask your Investment Professional whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your Death Benefits.

Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

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WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option with respect to that portion of your Contract cannot be changed.

-   OPTION ONE - LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-   OPTION TWO - LIFE ANNUITY WITH A CASH REFUND

In general, we will make Annuity Payouts as long as the Annuitant is living. However, when the Owner or joint Owner or Annuitant dies before the Annuity Commencement Date, the Death Benefit will be paid. When the Annuitant dies after the Annuity Commencement Date (and the Owner is living or deceased), then the Beneficiary will receive the Death Benefit.

This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout). Please see the Personal Pension Account Death Benefit section for additional information.

-   OPTION THREE - LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years has passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-   OPTION FOUR - JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

- OPTION FIVE - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

-   OPTION SIX - PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the

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Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

-   OPTION SEVEN - RESERVED

- OPTION EIGHT - JOINT AND LAST SURVIVOR LIFE WITH CASH REFUND (NOT CURRENTLY AVAILABLE)

In general, we will make Annuity Payouts as long as the Owner, and either Annuitant or Joint Annuitant are living. When the Owner dies before the Annuity Commencement Date (and the Annuitant or Joint Annuitant is living or deceased), then the Death Benefit is paid.

If death occurs after the Annuity Commencement Date, we will make Annuity Payouts as long as either the Annuitant or the Joint Annuitant is living. When one Annuitant dies, we continue to make Annuity Payouts at the elected percentage until the second Annuitant dies. When the last Annuitant dies, then the Death Benefit is paid.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 75%, or

-   Decrease to 50%.

This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout). Please see the Personal Pension Account Death Benefit section for additional information.

YOU CANNOT TERMINATE YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, SIX OR EIGHT. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

Annuity Payout Option Two is only available for Personal Pension Account Payouts from the Personal Pension Account. Annuity Payout Options One, Three, Four, Five and Six are only available for Annuity Payouts from the Fixed Accumulation Feature or Sub-Accounts. Annuity Payout Option Eight is only available for Personal Pension Account Payouts from the Personal Pension Account and is not currently available.

For certain qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If you elect the Personal Pension Account, your Annuity Payout Option may only be a fixed dollar amount.

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-   FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium taxes, by an annuity rate set by us. Annuity purchase rates may vary based on the aspect of the Contract annuitized.

-   VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles; and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
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 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

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-   COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. The standard Death Benefit is equal to your Total Balance (less Distribution Charge) calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature and Personal Pension Account for each Beneficiary's portion of the proceeds.

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed the greater of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

Please see the heading entitled "What kinds of Surrenders are available? - Before the Annuity Commencement Date" under the Surrenders section and "What effect does partial or full Surrenders have on your benefits under the rider?" in the Return of Premium Death Benefit I and II sections for a discussion regarding when partial Surrenders reduce your Death Benefit on either a dollar-for-dollar or proportionate basis. Taking excess partial Surrenders may significantly negatively affect your Death Benefit. Please consult with your Investment Professional before making excess partial Surrenders to be sure that you fully understand the ways such a decision will affect your Contract.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

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The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Annuitant or Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. The Beneficiary may not make Personal Pension Account Contributions. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an annuity option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Owner                            There is a surviving joint       The Annuitant is living or       Joint Owner receives the Death
                                 Owner                            deceased                         Benefit.
Owner                            There is no surviving joint      The Annuitant is living or       Beneficiary receives the Death
                                 Owner                            deceased                         Benefit.
Owner                            There is no surviving joint      The Annuitant is living or       Owner's estate receives the
                                 Owner and the Beneficiary        deceased                         Death Benefit.
                                 predeceases the Owner
Annuitant                        The Owner is living              There is no named Contingent     The Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The Owner
                                                                                                   may waive this presumption and
                                                                                                   receive the Death Benefit.
Annuitant                        The Owner is living              The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Owner                                     The Annuitant is living                   Beneficiary becomes the Owner.
Annuitant                                 The Owner is living                       Owner receives the payout at death.
Annuitant                                 The Annuitant is also the Owner           Beneficiary receives the payout at
                                                                                    death.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

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5. OPTIONAL DEATH BENEFITS

A. MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

OBJECTIVE

To provide a Death Benefit equal to the greater of Maximum Anniversary Value, Premium Payments adjusted for Surrenders or Contract Value that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

WHEN CAN YOU BUY THE RIDER?

You can currently elect this benefit (called a "rider") only at the time that you buy this Contract. We reserve the right to permit certain existing Owners to elect this rider after Contract issuance. This rider may not be available through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Owner or Annuitant when electing this rider is 75.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect this rider if you have already elected Return of Premium Death Benefit I and II.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the greater of the Maximum Anniversary Value, or Premium Payments adjusted for Surrenders and is taken on each Contract Anniversary. Even though the amount we charge you for this rider can go up or down; except as provided below; we can not increase the rider fee once you elect this rider. A prorated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account and the Fixed Accumulation Feature bears to the total Contract Value. The rider charge will not be applied to Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states. See Maximum Anniversary Value Death Benefit Example 3 in Appendix A.

In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be the then current rider fee for new Contracts (absent any voluntary waivers by us). We reserve the right to charge up to the maximum fee described in the Fee Summary (absent any voluntary fee waivers by us) at any time without notice.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greatest of A, B or C, WHERE:

A       =   Contract Value (minus Distribution Charges if applicable);
B       =   Premium Payments adjusted for partial Surrenders; and
C       =   Maximum Anniversary Value, prior to the earlier of date of death or the decedent's 81st birthday.

See Maximum Anniversary Value Death Benefit Example 1 in Appendix A.

If you elect this rider after the Contract has been issued, the starting values for Contract Value (minus Distribution Charges if applicable), Premium Payments and Maximum Anniversary Value will all be reset to Contract Value (minus Distribution Charges if applicable) as of the Valuation Day that you elect this rider. Contract Value and Premium Payments prior to election of the rider (as well as those values that would have been used to set the Maximum Anniversary Value had this rider been elected upon Contract issuance), will be disregarded.

In addition to this Death Benefit, you may also be entitled to receive the Personal Pension Account Death Benefit. EVEN THOUGH YOUR BENEFIT BALANCE IS NOT SUBJECT TO PRINCIPAL PROTECTION UNDER THIS RIDER, ANY PORTIONS OF YOUR BENEFIT BALANCE TRANSFERRED TO SUB-ACCOUNTS AND/OR THE FIXED ACCUMULATION FEATURE ARE ALSO CONSIDERED TO BE PART OF THE CONTRACT VALUE USED TO COMPUTE THIS DEATH BENEFIT.

We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other documents acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option.

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When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis based on a factor equal to 1 minus the partial Surrender divided by the Contract Value prior to such partial Surrender. The factor is multiplied by Premium Payments as well as the Maximum Anniversary Value as well as the anniversary values immediately prior to a partial Surrender to determine the adjusted Death Benefit. For purposes of this rider, a Surrender also includes a transfer of Contract Value to the Personal Pension Account. A PARTIAL SURRENDER (OR TRANSFER TO THE PERSONAL PENSION ACCOUNT) MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. See Maximum Anniversary Value Death Benefit Example 2 in Appendix A for an illustration of this calculation.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a re-calculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.

An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a re-calculation this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the rider is currently available for sale on the date of the ownership change, we will continue the existing rider with respect to all benefits at the rider charge then currently being assessed on new sales (or the last declared maximum rider fee).The Death Benefit will be recalculated based on the Contract Value on the effective date of the ownership change.

If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, we will increase the Contract Value to the Maximum Anniversary Death Benefit Value, if greater than the Contract Value on the date of due proof of death. The Spouse may elect to continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If any Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and/or this rider (or a similar rider, as we determine) is not available for sale, then we will terminate this rider whereupon the Death Benefit

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will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If any Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and this rider (or a similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Contract Value as of the date we receive due proof of death and will serve as the new basis for the Death Benefit. See "Is this rider designed to pay you Death Benefits?" above for further discussion regarding post-issue election of this rider. The rider charge will be reset to the charge then being assessed for new sales of the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You may allocate your Contract Value to any Sub-Accounts(s), asset allocation models, investment programs, fund of funds Sub-Accounts(s) or other investment option(s) or you may design your own portfolio, provided that your Fund selections comply with the investment restrictions in the following table:

                       CLASSIFICATION                                                      ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
Fixed investments Funds                                        Minimum of 30% - to a maximum of 100%
Equity Investments                                             - Maximum of 70%
                                                               - No more than 20% may be invested in any one Fund in this category
Limited Investments                                            Maximum of 20%
Multi-Asset Investments                                        - 0% or 100%
                                                               - May not be combined with Funds in the above classifications

Investing in the Personal Pension Account and Fixed Accumulation Feature do not constitute a violation of these investment restrictions.

Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. See Appendix C - Fund Data for more detailed information. The Personal Pension Account and Fixed Accumulation Feature are not included within any classification.

We may, in our sole discretion, add, replace or delete Funds, programs, classifications, allocations and asset allocation models from time to time. Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. You will be provided with advance notification of any investment restriction changes and you must invest Premium Payments in accordance with such updated investment restrictions.

You must participate in an asset rebalancing program. If on any Valuation Day, your Contract Value is no longer invested within the permissible allocations in the table above as a result of market fluctuations, we will not terminate the rider. Instead, your Contract Value will be rebalanced quarterly in accordance with your last compliant allocation instructions. All subsequent Premium Payments must also be invested according to the classifications described in this section.

YOU MAY PROVIDE INVESTMENT INSTRUCTIONS TO INVEST CONTRACT VALUE IN A MANNER THAT VIOLATES THESE INVESTMENT RESTRICTIONS. ANY SUCH ACTION WILL, HOWEVER, RESULT IN THE TERMINATION OF THIS RIDER. WE WILL NOT ACCEPT INSTRUCTIONS TO VIOLATE THE INVESTMENT RESTRICTIONS FROM YOUR INVESTMENT PROFESSIONAL. VIOLATING THESE INVESTMENT RESTRICTIONS SHALL RESULT IN THE TERMINATION OF YOUR DEATH BENEFIT UNDER THIS RIDER.

If this rider is terminated due to failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider. You will be notified in your confirmation statement that you have violated these investment restrictions. The thirty calendar day reinstatement period will begin from the date this rider is terminated. Your opportunity to reinstate will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, or make an ownership change.

UPON REINSTATEMENT OF YOUR RIDER, YOUR PREMIUM PAYMENT WILL BE RESET AT THE LOWER OF THE PREMIUM PAYMENTS PRIOR TO THE REVOCATION OR CONTRACT VALUE AS OF THE DATE OF THE REINSTATEMENT. YOUR MAXIMUM ANNIVERSARY VALUE WILL BE RESET AT THE LOWER OF THE MAXIMUM ANNIVERSARY VALUE PRIOR TO THE REVOCATION OR CONTRACT VALUE AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRORATED RIDER CHARGE ON YOUR CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME

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PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

- Transfers made pursuant to an automatic income program may violate this rider if made during the reinstatement period following a violation of investment restrictions under this rider.

B. RETURN OF PREMIUM DEATH BENEFIT II

OBJECTIVE

To provide a Death Benefit equal to Premium Payments adjusted for Surrenders that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

WHEN CAN YOU BUY THE RIDER?

You can currently elect this benefit (called a "rider") only at the time that you buy this Contract. This rider may not be available through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Owner or Annuitant when electing this rider is 80.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect this rider if you have already elected Maximum Anniversary Value Death Benefit.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on Premium Payments adjusted for Surrenders on each Contract Anniversary. Even though the amount we charge you for this rider can go up or down; except as provided below; we can not increase the rider fee once you elect this rider. This charge will automatically be deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A prorated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account and the Fixed Accumulation Feature bears to the total Contract Value. The rider charge will not be applied to Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

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In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be based on the Contract Value on the date of any such change plus Premium Payments received after such date, as adjusted for Surrenders. We reserve the right to change the rider charge up to the maximum fee described in the Fee Summary (absent any voluntary waivers by us) at any time without notice.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of Contract Value (minus Distribution Charges) or Premium Payments adjusted for Surrenders. See the Return of Premium Death Benefit II Example in Appendix A.

In addition to this Death Benefit, you may also be entitled to receive the Personal Pension Account Death Benefit.

We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the earliest of the fifth anniversary of the rider effective date or Spousal Contract continuation, the Contract Owner may elect to terminate this rider. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the standard Death Benefit. No other optional benefit may be elected following the termination. A Company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in the "standard Death Benefit" section) by the Beneficiary (excluding Spousal Contract continuation).

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis based on a factor equal to 1 minus the partial Surrender divided by the Contract Value prior to such partial Surrender. The factor is multiplied by Premium Payments immediately prior to the partial surrender to determine the adjusted Death Benefit. For purposes of this rider, a Surrender also includes a transfer of Contract Value to the Personal Pension Account. See Return of Premium Death Benefit II Example in Appendix A.

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WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a re-calculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.

An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a reset of this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the rider is currently available for sale on the date of the ownership change, we will continue the existing rider with respect to all benefits at the rider charge currently being assessed on new sales (or the last declared maximum rider fee).The Death Benefit will be recalculated based on the lesser of the Contract Value or the Death Benefit on the effective date of the ownership change.

If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If the Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and and/or this rider (or similar rider, as we determine) is not available for sale, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and such rider (or similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Death Benefit as of the date of due proof of death and will serve as the new basis for the Death Benefit. The rider charge will be reset to the rider charge then being assessed for new sales of the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No. We reserve the right to impose investment restrictions in the future.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

YES. WE RESERVE THE RIGHT TO REQUIRE OUR APPROVAL ON ALL SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE FIRST TWELVE MONTHS. WE MAY NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENT WHICH BRINGS THE TOTAL OF SUCH CUMULATIVE SUBSEQUENT PREMIUM PAYMENTS IN EXCESS OF $100,000 WITHOUT PRIOR APPROVAL. FOLLOWING YOUR ANNUITY COMMENCEMENT DATE, WE WILL NO LONGER ACCEPT SUBSEQUENT PREMIUM PAYMENTS.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purpose of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders or payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

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Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or assignment. If we terminate the rider, it cannot be re-elected by you.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

6. FURTHER INFORMATION

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION BALANCE - The sum of all Personal Pension Account Contributions increased by credited interest; minus any transfers into any other Account(s) and any conversion into Annuity Payout Value.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: The Hartford Wealth Management - Individual Annuities, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is: The Hartford Wealth Management - Individual Annuities, PO Box 14293, Lexington, KY 40512-4293.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender.

ANNUAL WITHDRAWAL AMOUNT (AWA): The amount you may Surrender each Contract Year without incurring a CDSC.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select. Annuity Payout also refers to Personal Pension Account Payouts.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date, the death of the Contract Owner or Annuitant; or annuitization(s) of Benefit Balance.

ANNUITY PAYOUT VALUE: The portion of your Benefit Balance converted into Personal Pension Account Payouts, as reduced by future Personal Pension Account Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner or Annuitant, as the case may be.

BENEFIT BALANCE: Personal Pension Account Contributions, as adjusted for transfers to or from Contract Value, credited interest and/or annuitization. Benefit Balance includes Annuity Payout Value, if any.

CODE: The Internal Revenue Code of 1986, as amended.

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COMMUTED VALUE: The present value of any Annuity Payout due and payable during the Guaranteed Payout Duration. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Account on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: Except as otherwise provided, the amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or optional Death Benefit plus the Personal Pension Account Death Benefit.

DEPOSIT: The sum of allPremium Payments and Personal Pension Account Contributions.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all classes of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GUARANTEED PAYOUT DURATION: The time period (sometimes referred to as a "Period Certain") specified in Annuity Payout Options Three, Five and Six; and with respect to Annuity Payout Options Two and Eight, the time period equal to the applicable Annuity Payout Value divided by the corresponding Personal Pension Account Payout, rounded down.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: The highest Contract Value as of each Contract Anniversary prior to the date of death of the oldest Owner or Annuitant's 81st birthday, whichever first occurs, adjusted for any Premium Payments and partial Surrenders occurring after such Contract Anniversary.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PERSONAL PENSION ACCOUNT CONTRIBUTIONS: Sums allocated to the Personal Pension Account. Personal Pension Account Contributions may take the form of Deposits or transfers of Contract Value from Sub-Accounts or the Fixed Accumulation Feature (if applicable).

PERSONAL PENSION ACCOUNT PAYOUTS: Regularly scheduled periodic payments of Annuity Payout Value.

PREMIUM OR PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable sales charges). Unless otherwise specified, a Premium Payment does not include Personal Pension Account Contributions. Portions of

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your Benefit Balance transferred to Sub-Accounts and/or the Fixed Accumulation Feature are considered to be Premium Payments that become part of your Contract Value.

REMAINING GROSS PREMIUM: Premium Payments minus prior partial Surrenders in excess of the AWA at the time of such partial Surrender.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract. For the purposes of optional riders only, a Surrender may also include a transfer of Contract Value to Benefit Balance.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding). Surrender Value does not include the Commuted Value of your Personal Pension Account.

TARGET INCOME AGE - The year that commences with the birthday of the oldest Annuitant during which Personal Pension Account Payouts are expected to begin. Target Income Age establishes a 7-year guarantee window (three years before and after) during which a guaranteed payout rate will be applied to your Accumulation Balance.

TOTAL BALANCE: The sum of your Contract Value and Benefit Balance.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ALABAMA, NEW JERSEY AND OHIO - The Fixed Accumulation Feature is not available. The DCA Plus Feature is available.

CALIFORNIA - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested. SIMPLE IRA owners may not purchase a Contract. The only AIRs available are 3% and 5%.

CALIFORNIA, CONNECTICUT, NEW HAMPSHIRE, NEW JERSEY, NEW YORK AND OREGON - A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

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CONNECTICUT, FLORIDA, ILLINOIS, NEW JERSEY AND TEXAS - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.

CONNECTICUT AND NEW JERSEY - Our approval is required for any subsequent Contribution or transfer resulting in cumulative Contribu-tions and transfers into the Personal Pension Account exceeding $50,000.

MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 62nd birthday or the second Contract Anniversary, whichever is later (B Share Contracts). We will accept subsequent Premium Payments only until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later (L Share Contracts). The Nursing Home Waiver is not available.

MINNESOTA - The CDSC for B Share Contracts is 7%, 7%, 6%, 6%, 5%, 4%, 3%, 2%, 0% for years 1-9.

NEW JERSEY - The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges. We reserve the right to prohibit subsequent Premium Payments and transfers after the first Contract Year if you have elected the Return of Premium death benefit. This restriction is not currently being enforced. We will notify you if subsequent Premium Payments and transfers cease to be available to affected contract owners.

NEW YORK - The Personal Pension Account is not available in New York. A Contract issued by Hartford Life and Annuity Insurance Company is not available in New York. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges.

OHIO - The Fixed Accumulation Feature is not available.

OKLAHOMA - The only AIRs available are 3% and 5%.

OREGON - We will accept subsequent Premium Payments during the first three Contract Years (B Share Contracts). Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available. The only AIRs available are 3% and 5%.

PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available.

TEXAS - Letters of Intent are not available as a basis to reduce sales charges. SIMPLE IRA owners may not purchase a Contract. The only AIRs available are 3% and 5%.

VERMONT - Eligible Investments owned by you, your Spouse or any immediate family member may be included under the Rights of Accumulation Program.

WASHINGTON - In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year. The Target Income Age is subject to limitations based on the Annuitant's age as of the date of the first Contribution.

C. MISCELLANEOUS

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned subject to the ownership change restrictions above. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may unilaterally modify the Contract to reflect, among other things, changes in applicable tax law or interpretations of tax law, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any

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modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Owners through regular mail as an endorsement to their Contract.

MEDICAID BENEFITS - Medicaid estate planning may be important to people who are concerned about long term care costs. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits. Ownership interests or beneficiary status under this variable annuity could render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract. This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

E. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2011. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are investment professionals of Financial Intermediaries ("Investment Professionals").

B and I share Contracts may be sold directly to the following individuals free of any commission: 1) our current or retired officers, directors, trustees and employees (and their families) and our corporate parent, affiliates and subsidiaries; and 2) employees and Investment Professionals of Financial Intermediaries. If applicable, we will credit the B share Contract with a credit of 5.0% of the initial Deposit and each subsequent Deposit, if any. This additional percentage of Deposit in no way affects current or future charges, rights, benefits or account values of other Owners.

The financial advisory arrangement otherwise required in order to purchase I share Contracts shall not be applicable to Hartford's Personal Retirement Manager variable annuities bought by any of our current or retired officers, directors, trustees and employees or those of our corporate parent, affiliates and subsidiaries.

This prospectus does not constitute personalized investment or financial planning advice or a recommendation to purchase this or any other variable annuity. We reserve the right to modify, suspend, or terminate these privileges at any time.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Investment Professionals according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Deposits or Total Balance.

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-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Deposit. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Total Balance. We pay no additional commissions with respect to assets moved from the Personal Pension Account to Sub-Accounts or the Fixed Accumulation Feature. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to Owners over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Investment Professional's compensation. Under certain circumstances, your Investment Professional may be required to return all or a portion of the commissions paid.

Check with your Investment Professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Investment Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Investment Professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Investment Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

-   ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Investment Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE               WHAT IT'S USED FOR
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Access                     Access to Investment Professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment      Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                  Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including
                           Investment Professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense          Pay Fund related parties for wholesaler support, training and marketing activities for certain
Allowances                 Funds.
Support                    Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                           (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements).
Training                   Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                 Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                     Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2011, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc.,
H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp.,

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Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Investment Professional is or should be included in any such listing.

As of December 31, 2011, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2011, Additional Payments did not in the aggregate exceed approximately $33 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.4 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.

Financial Intermediaries that received Additional Payments in 2011, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

7. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

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Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

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Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.

iv. When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.

       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY

i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

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iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior

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Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

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Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

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Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

    5. CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE PERSONAL PENSION ACCOUNT

The recent enactment of new Section 72(a)(2) of the Code for partial annuitizations provides direction on how Personal Pension Account Payouts should be treated for tax purposes, effective for payments received in taxable years beginning after December 31, 2010 (regardless of when the annuity was purchased). However, because there is yet to be guidance on the new provisions from the IRS, there is still some uncertainty as to how the partial annuitization provisions will be applied and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account or take a settlement for a Personal Pension Account Payout.

With respect to the Personal Pension Account, the Company plans to report any periodic payments under a settlement of the Personal Pension Account (Personal Pension Account Payouts) as amounts received as an annuity and a partial annuitization of the Contract, resulting in that portion of the Contract being treated as a separate contract for which an annuity starting date is assigned, a portion of the investment in the contract is allocated and an exclusion ratio is determined (discussed in subparagraph 2.a. above). Likewise, after December 31, 2010, the Company plans to report any continuing periodic settlement payments from the Personal Pension Account as amounts received as an annuity under a separate contract with an annuity starting date of January 1, 2010, for which a portion of the investment in the contract should be allocated and an exclusion ratio should be determined consistent with new Section 72(a)(2) of the Code (and discussed in subparagraph 2.a. above).

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

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E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF

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INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also

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subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various

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tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $50,000 in 2012) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

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4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,000 for 2012). The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

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    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

    (viii) made an account of an IRS levy on the Qualified Plan under Code
           Section 72(t)(2)(A)(vii); or

    (ix) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (x) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

    (xi) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (xii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

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The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

-------------------------------------------------------------------------------

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rollover rules also apply to (1) transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, (2) Plan distributions of property, (3) distributions from a Roth account in certain Plans, (4) recontributions within 3 years of "qualified hurricane distributions" made before 2007 under Code Section 1400Q(a), (5) transfers from a Traditional or Roth IRA to certain health savings accounts under Code Section 408(d)(9), and
(6) obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS

Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

       a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

       b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

       c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the

62

-------------------------------------------------------------------------------

         Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

                                                                     APP A-1

-------------------------------------------------------------------------------

APPENDIX A - EXAMPLES

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
PERSONAL PENSION ACCOUNT EXAMPLES                                        APP A-2
EXAMPLE 1: STANDARD ILLUSTRATIONS WITH PARTIAL INCOME STREAM             APP A-2
EXAMPLE 2: SUBSEQUENT PERSONAL PENSION ACCOUNT DEPOSITS                  APP A-3
EXAMPLE 3A: BENEFIT BALANCE TRANSFER (IN-BOUND)                          APP A-3
EXAMPLE 3B: BENEFIT BALANCE TRANSFER (OUT-BOUND)                         APP A-4
EXAMPLE 4A: FULL COMMUTATION WITH COMMUTED VALUE                         APP A-5
EXAMPLE 4B: PARTIAL COMMUTATION WITH COMMUTED VALUE                      APP A-7
EXAMPLE 5A: FIXED DOLLAR AMOUNT                                          APP A-9
EXAMPLE 5B: INVESTMENT GAINS                                             APP A-9
EXAMPLE 5C: INVESTMENT GAINS                                            APP A-10
EXAMPLE 5D: INCOME PATH                                                 APP A-10
EXAMPLE 5E: INCOME PATH                                                 APP A-11
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT EXAMPLES                        APP A-11
RETURN OF PREMIUM II DEATH BENEFIT EXAMPLE                              APP A-15
RETURN OF PREMIUM I DEATH BENEFIT EXAMPLE                               APP A-16
REMAINING GROSS PREMIUM EXAMPLES                                        APP A-16

APP A-2

-------------------------------------------------------------------------------

PERSONAL PENSION ACCOUNT EXAMPLES

EXAMPLE 1: STANDARD ILLUSTRATIONS WITH A PARTIAL INCOME STREAM

Assume the initial Personal Pension Account Contribution is equal to $100,000 (no sums are invested in the Fixed Accumulation Feature or Sub-Accounts). Assume that in Contract Year 7, the Owner requested to commence an income stream based on $50,000 of Annuity Payout Value during the guarantee window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. Hypothetical credited and payout rates are illustrated below.

A. To understand how your guaranteed payout rates are set during your guarantee window (shaded area), see Guaranteed Payout Rates in Contract Years 1 through 7. In this Example, the guaranteed payout rate is locked in at Contract Year 7 when Personal Pension Account Payouts commence.

B. Credited interest rates vary during the duration of your Contract as illustrated in column 4. In this illustration, credited interest rates change at the 10th Contract Year and again at the 20th Contract Year.

C. Please refer to the last column in Contract Year 23 for an example of how Personal Pension Account Payouts will continue for the life of the Annuitant, Owner or joint Owner even though Annuity Payout Value has been exhausted.

                                                            CREDITED
                CONTRACT                      BENEFIT       INTEREST
                  YEAR            AGE         BALANCE         RATE
------------------------------------------------------------------------
                    0              60         $ 100,000        5.00%
                    1              61           105,000        5.00%
                    2              62           110,250        5.00%
                    3              63           115,763        5.00%
 GUARANTEE          4              64           121,551        5.00%
   WINDOW           5              65           127,628        5.00%
                    6              66           134,010        5.00%
                    7              67           140,710        5.00%
                    8              68           142,009        5.00%
                    9              69           143,535        5.00%
                   10              70           145,299        3.00%
                   11              71           145,212        3.00%
                   12              72           145,220        3.00%
                   13              73           145,326        3.00%
                   14              74           145,532        3.00%
                   15              75           145,841        3.00%
                   16              76           146,256        3.00%
                   17              77           146,781        3.00%
                   18              78           147,419        3.00%
                   19              79           148,173        3.00%
                   20              80           149,047        1.50%
                   21              81           147,927        1.50%
                   22              82           146,839        1.50%
                   23              83           147,568        1.50%

                                                                        PERSONAL
                                     ANNUITY     GUARANTEED              PENSION
                  ACCUMULATION       PAYOUT     PAYOUT RATES             ACCOUNT
                     BALANCE          VALUE      (PER 1000)            PAYOUTS(2)
------------  --------------------------------------------------------------------------
                    $ 100,000
                      105,000                        61.99
                      110,250                        62.33
                      115,763                        62.72
 GUARANTEE            121,551                        63.16
   WINDOW             127,628                        63.65
                      134,010                        64.17
                       90,710    (1) $50,000         64.73             $ 3,237
                       95,246        46,763                              3,237
                      100,008        43,527                              3,237
                      105,008        40,290                              3,237
                      108,158        37,054                              3,237
                      111,403        33,817                              3,237
                      114,745        30,581                              3,237
                      118,188        27,344                              3,237
                      121,733        24,108                              3,237
                      125,385        20,871                              3,237
                      129,147        17,634                              3,237
                      133,021        14,398                              3,237
                      137,012        11,161                              3,237
                      141,122        7,925                               3,237
                      143,239        4,688                               3,237
                      145,388        1,452                               3,237
                      147,568            0                               3,237

(1) Accumulation Balance is reduced by $50,000 that is converted into the Annuity Payout Value. CDSC's and Premium tax have not been applied in this Example. If the $50,000 was instead commuted into a Commuted Value (assuming a hypothetical discount rate of 6%), the Commuted Value would be $32,294. The remaining Accumulation Balance can be converted into Annuity Payout Value at a later date for additional Personal Pension Account Payouts.

(2) These Personal Pension Account Payouts shall continue for the life of the Annuitant, Owner or joint Owner pursuant to Annuity Payout Option Two.

                                                                     APP A-3

-------------------------------------------------------------------------------

EXAMPLE 2: SUBSEQUENT PERSONAL PENSION ACCOUNT DEPOSITS

Assume a $100,000 initial Personal Pension Account Contribution was made at a time when we declared a hypothetical credited rate of 4% and that a $15,000 subsequent Personal Pension Account Contribution was made when we declared a hypothetical credited rate of 3.75%. Your Benefit Balance would increase as follows:

                            PERSONAL                                    PERSONAL                            TOTAL
                        PENSION ACCOUNT         CREDITED             PENSION ACCOUNT        CREDITED       BENEFIT
   AGE                    CONTRIBUTION            RATE                CONTRIBUTION            RATE         BALANCE
--------------------------------------------------------------------------------------------------------------------
    55       First           $100,000                                                                       $100,000
    56      Deposit                               4.00%                                                      104,000
    57                                            4.00%                                                      108,160
    58                                            4.00%                                                      112,486
    59                                            4.00%       Second      $15,000                            131,986
    60                                            4.00%       Deposit                         3.75%          137,228
    61                                            4.00%                                       3.75%          142,678
    62                                            4.00%                                       3.75%          148,345
    63                                            4.00%                                       3.75%          154,237
    64                                            4.00%                                       3.75%          160,362
    65                                            4.00%                                       3.75%          166,732

EXAMPLE 3A: BENEFIT BALANCE TRANSFER (IN-BOUND)

The following example illustrates the impact on various values associated to the contract when a transfer from the Sub-Accounts to the Personal Pension Account occurs. Assume that the Owner deposits $100,000 in the Sub-Accounts and then elects to transfer $5,000 from the Sub-Accounts to the Personal Pension Account in which event:

                                                                 TRANSFER FROM
                                                              SUB-ACCOUNTS TO THE
                                                            PERSONAL PENSION ACCOUNT
                                                        BEFORE VALUE            AFTER VALUE
--------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $130,000                 $125,000
Remaining Gross Premium                                    $100,000                 $100,000
Return of Premium I Withdrawal Limit                         $5,000                       $0
Return of Premium II Withdrawal Limit                            $0                       $0
Maximum Anniversary Value Withdrawal Limit                      n/a                      n/a
Return of Premium I Death Benefit                          $100,000                  $95,000
Return of Premium II Death Benefit                         $100,000               $96,153.85
Maximum Anniversary Value Death Benefit -                  $107,000              $102,884.62
 Anniversary Value (Before Value is assumed)
Maximum Anniversary Value Death Benefit - Premium          $100,000               $96,153.85
 Payments
Benefit Balance                                                  $0                   $5,000

-   The Sub-Account Value is reduced by the amount of the transfer ($5,000).

- The Remaining Gross Premium associated to the Sub-Accounts is not reduced by the amount of the transfer as Remaining Gross Premium is only reduced for Surrenders or transfers in excess of the Annual Withdrawal Amount.

- The Return of Premium I Withdrawal Limit is reduced by the amount of the transfer ($5,000) as transfers (and Surrenders) reduce the available Withdrawal Limit.

- The Return of Premium I Death Benefit is reduced dollar for dollar for the amount of the transfer ($5,000).

- As a result of the transfer, the Return of Premium II Death Benefit is reduced by a factor. The $5,000 transfer results in a factor of 0.961538462 being applied to Premium Payments. The factor of 0.961538462 is derived by 1-($5,000 Transfer / Contract Value Prior to the Transfer $130,000).

APP A-4

-------------------------------------------------------------------------------

- As a result of the transfer, the Maximum Anniversary Value Death Benefit Anniversary Value and Premium Payments are both reduced by a factor. The $5,000 transfer results in a factor of 0.961538462 being applied to Premium Payments. The factor of 0.961538462 is derived by 1-($5,000 Transfer / Contract Value Prior to the Transfer $130,000).

- Assume there were no sums previously invested in the Personal Pension Account. The Benefit Balance is increased by the amount of the transfer ($5,000).

EXAMPLE 3B: BENEFIT BALANCE TRANSFER (OUT-BOUND)

The following example illustrates the impact on various values associated to the Contract when a transfer from the Personal Pension Account to the Sub-Accounts occurs. Assume that the Owner makes a Personal Pension Account Contribution of $100,000 into the Personal Pension Account and then elects to transfer the maximum available transfer from the Personal Pension Account to the Sub-Accounts. The out-bound transfer restriction considers the following factors:

  END OF YEAR      MAXIMUM OF A, B, C        A        B        C
-------------------------------------------------------------------
       1                  $4,120           $4,120   $3,000       $0
       2                  $4,120           $4,073   $2,966   $4,120

Where,

- Column A equals 4% of the Accumulation Balance as of the prior Contract Anniversary. Assume that the $100,000 Personal Pension Account Contribution earns a credited interest rate of 3%.

- Column B equals the amount of interest credited to the Accumulation Balance over the most recent full Contract Year.

- Column C equals the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

                                                                TRANSFER FROM PERSONAL
                                                                PENSION ACCOUNT TO THE
                                                                     SUB-ACCOUNTS
                                                                     END OF YEAR 1
                                                        BEFORE VALUE               AFTER VALUE
---------------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $130,000                   $134,120
Remaining Gross Premium                                    $100,000                   $100,000
Annual Withdrawal Amount                                     $5,000                     $5,206
Return of Premium I Death Benefit                          $100,000                   $104,120
Return of Premium II Death Benefit                         $100,000                   $104,120
Maximum Anniversary Value Death Benefit -                  $107,000                   $111,120
 Anniversary Value (Before Value is assumed)
Maximum Anniversary Value Death Benefit - Premium          $100,000                   $104,120
 Payments
Benefit Balance                                            $103,000                    $98,880

-   The Benefit Balance is reduced by the amount of the transfer ($4,120).

- The Remaining Gross Premium associated to the Sub-Accounts is not increased by the amount of the transfer as Personal Pension Account Remaining Gross Premium is only reduced, and the Remaining Gross Premium associated to the Sub-Accounts increased, for transfers in excess of the Annual Withdrawal Amount.

- The Return of Premium I Death Benefit is increased dollar for dollar for the amount of the transfer ($4,120).

- The Return of Premium II Death Benefit is increased dollar for dollar for the amount of the transfer ($4,120).

- The Maximum Anniversary Value Death Benefit Anniversary Value and Premium Payments are both increased dollar for dollar for the amount of the transfer ($4,120).

-   The Sub-Account Value is increased by the amount of the transfer ($4,120).

                                                                     APP A-5

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EXAMPLE 4A: FULL COMMUTATION WITH COMMUTED VALUE

Assume that the Owner desires to start taking all Personal Pension Account Payouts and then fully commute the Personal Pension Account Payouts in year 20, which is outside of their guarantee window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). Also, assume that the initial Personal Pension Account Contribution is equal to $100,000 and no Premium Payments have been invested in the Fixed Accumulation Feature or Sub-Accounts.

                 CONTRACT                      BENEFIT        ACCUMULATION           CREDITED
                   YEAR            AGE         BALANCE           BALANCE               RATE
-------------------------------------------------------------------------------------------------
                      0              60         $100,000         $ 100,000              5.00%
                      1              61          105,000           105,000              5.00%
                      2              62          110,250           110,250              5.00%
                      3              63          115,763           115,763              5.00%
 GUARANTEE            4              64          121,551           121,551              5.00%
   WINDOW             5              65          127,628           127,628              5.00%
                      6              66          134,010           134,010              5.00%
                      7              67          140,710           140,710              5.00%
                      8              68          147,746           147,746              5.00%
                      9              69          155,133           155,133              5.00%
                     10              70          162,889           162,889              3.00%
                     11              71          167,776           167,776              3.00%
                     12              72          172,809           172,809              3.00%
                     13              73          177,994           177,994              3.00%
                     14              74          183,334           183,334              3.00%
                     15              75          188,834           188,834              3.00%
                     16              76          194,499           194,499              3.00%
                     17              77          200,333           200,333              3.00%
                     18              78          206,343           206,343              3.00%
                     19              79          212,534           212,534              3.00%
                     20              80          218,910                 0   (2)        1.50%
                     21              81              n/a               N/A               n/a   (3)
                     22              82              n/a               N/A               n/a
                     23              83              n/a               N/A               n/a
                     24              84              n/a               N/A               n/a
                     25              85              n/a               N/A               n/a
                     26              86              n/a               N/A               n/a
                     27              87              n/a               N/A               n/a
                     28              88              n/a               N/A               n/a
                     29              89              n/a               N/A               n/a
                     30              90              n/a               N/A               n/a

                ANNUITY
                PAYOUT        PAYOUT RATES     COMMUTED
                 VALUE       (PER 1000)(1)      VALUE         PAYOUTS
------------  -------------------------------------------------------------
                      $ 0          61.68
                        0          61.99                           $ 0
                        0          62.33                             0
                        0          62.72                             0
 GUARANTEE              0          63.16                             0
   WINDOW               0          63.65                             0
                        0          64.17                             0
                        0          64.73                             0
                        0          65.31                             0
                        0          65.91                             0
                        0          66.56                             0
                        0          69.14                             0
                        0          71.94                             0
                        0          74.99                             0
                        0          78.32                             0
                        0          81.96                             0
                        0          85.92                             0
                        0          90.11                             0
                        0          94.63                             0
                        0          99.55                             0
                  218,910         105.02   (6) $156,367   (5)        0   (4)
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A         22,989   (7)
                      N/A            N/A            N/A         22,989   (7)

(1) Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the guarantee window. Payouts that begin outside the guarantee window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension Account Payouts outside of the guarantee window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

(2) The Accumulation Balance is depleted to $0 based on being converted to Annuity Payout Value. CDSCs and Premium tax are not shown in this Example.

APP A-6

-------------------------------------------------------------------------------

(3)  Interest is no longer credited under the Personal Pension Account.

(4) The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the payout rate applicable to the year in which commutation is requested and dividing by 1,000. In this case, $218,910*$105.02/1,000 = $22,989. However, in this example, Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living and have not terminated the Contract as illustrated in years 29 and 30.

(5) The Commuted Value depicted is based on commutation of the Annuity Payout Value (in this Example, is the same as the Benefit Balance because this is a full commutation) of $218,910 using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the Guaranteed Payout Duration (i.e., $218,910/$22,989, rounded down = 9 years) calculated using this discount rate.

(6) Hypothetical Payout Rate used because Personal Pension Accounts and subsequent commutation occur outside of the guarantee window.

(7) Lifetime Personal Pension Account Payouts resume because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated the Contract.

                                                                     APP A-7

-------------------------------------------------------------------------------

EXAMPLE 4B: PARTIAL COMMUTATION WITH COMMUTED VALUE

Assume that the Owner desires to start taking Personal Pension Account Payouts and commute half of the Personal Pension Account Payouts in year 20, which is outside of their guarantee window. In this Example, the guarantee window is represented by the shaded area in years 1 though 7. Year 20 "Before" illustrates how the Annuity Payout Value is split in half to serve as the basis for Personal Pension Account Payouts and the Commuted Value. Year 20 "After" illustrates the amounts paid to the Owner in the form of Personal Pension Account Payouts and Commuted Value. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). The Guaranteed Payout Duration in this Example is illustrated as the shaded rows corresponding to Contract Years 20 through 28. Assume the initial Deposit is equal to $100,000 and no sums are invested in the Fixed Accumulation Feature or Sub-Accounts.

                                                                                 ANNUITY
  CONTRACT                    BENEFIT        ACCUMULATION         CREDITED        PAYOUT
    YEAR           AGE        BALANCE          BALANCE              RATE         VALUE 1
------------------------------------------------------------------------------------------
     0              60         $100,000        $ 100,000             5.00%             $ 0
     1              61          105,000          105,000             5.00%               0
     2              62          110,250          110,250             5.00%               0
     3              63          115,763          115,763             5.00%               0
     4              64          121,551          121,551             5.00%               0
     5              65          127,628          127,628             5.00%               0
     6              66          134,010          134,010             5.00%               0
     7              67          140,710          140,710             5.00%               0
     8              68          147,746          147,746             5.00%               0
     9              69          155,133          155,133             5.00%               0
     10             70          162,889          162,889             3.00%               0
     11             71          167,776          167,776             3.00%               0
     12             72          172,809          172,809             3.00%               0
     13             73          177,994          177,994             3.00%               0
     14             74          183,334          183,334             3.00%               0
     15             75          188,834          188,834             3.00%               0
     16             76          194,499          194,499             3.00%               0
     17             77          200,333          200,333             3.00%               0
     18             78          206,343          206,343             3.00%               0
     19             79          212,534          212,534             3.00%               0
 20 BEFORE          80          218,910                0   (2)       1.50%         109,455
  20 AFTER          80           97,960                0   (2)        n/a           97,960
     21             81           86,465              N/A              n/a   (3)     86,465
     22             82           74,970              N/A              n/a           74,970
     23             83           63,475              N/A              n/a           63,475
     24             84           51,980              N/A              n/a           51,980
     25             85           40,485              N/A              n/a           40,485
     26             86           28,990              N/A              n/a           28,990
     27             87           17,495              N/A              n/a           17,495
     28             88            6,000              N/A              n/a            6,000
     29             89                0              N/A              n/a                0
     30             90                0              N/A              n/a                0
     31             91                0              N/A              n/a                0

                    ANNUITY
  CONTRACT           PAYOUT              COMMUTED           PAYOUT RATES
    YEAR            VALUE 2                VALUE           (PER 1000)(1)     PAYOUTS
------------  ---------------------------------------------------------------------------
     0                    $ 0                                    61.68
     1                      0                                    61.99         $ 0
     2                      0                                    62.33           0
     3                      0                                    62.72           0
     4                      0                                    63.16           0
     5                      0                                    63.65           0
     6                      0                                    64.17           0
     7                      0                                    64.73           0
     8                      0                                    65.31           0
     9                      0                                    65.91           0
     10                     0                                    66.56           0
     11                     0                                    69.14           0
     12                     0                                    71.94           0
     13                     0                                    74.99           0
     14                     0                                    78.32           0
     15                     0                                    81.96           0
     16                     0                                    85.92           0
     17                     0                                    90.11           0
     18                     0                                    94.63           0
     19                     0                                    99.55           0
 20 BEFORE     (4)    109,455   (4)
  20 AFTER     (5)          0             $ 78,185   (7)        105.02   (8) 11,495    (6)
     21                     0                  N/A                 N/A       11,495
     22                     0                  N/A                 N/A       11,495
     23                     0                  N/A                 N/A       11,495
     24                     0                  N/A                 N/A       11,495
     25                     0                  N/A                 N/A       11,495
     26                     0                  N/A                 N/A       11,495
     27                     0                  N/A                 N/A       11,495
     28                     0                  N/A                 N/A       11,495
     29                     0                  N/A                 N/A       22,989    (9)
     30                     0                  N/A                 N/A       22,989
     31                     0                  N/A                 N/A       22,989

(1) Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the guarantee window. Personal Pension Account Payouts that begin outside the guarantee window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension Account Payouts outside of the guarantee window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

(2) The Accumulation Balance is depleted to $0 based on all amounts being converted to Annuity Payout Value. CDSCs and Premium tax not shown in the Example.

(3)  Interest is no longer credited under the Personal Pension Account.

APP A-8

-------------------------------------------------------------------------------

(4) In year 20, the Owner elected to commute half of their Annuity Payout Value and receive the remaining half in the form of Personal Pension Account Payouts. Thus, the Accumulation Balance of $210,910 is split in half. $109,455 is converted into Annuity Payout Value and will serve as the basis for Personal Pension Account Payouts. The remaining $109,455 will serve as the basis for the Commuted Value calculation.

(5) The Annuity Payout Value of $109,455 is reduced by the Personal Pension Account Payout of $11,495, leaving an Annuity Payout Value of $97,960 remaining.

(6) The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the appropriate payout rate and dividing by 1,000. In this case, $109,455*105.02/1,000 = $11,495. However, in this example, half of the Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living as illustrated in years 29, 30, and 31.

(7) The Commuted Value depicted is based on commutation of half of the Annuity Payout Value, or $109,455, using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the remaining Guaranteed Payout Duration (i.e., $109,455/$11,495, rounded down = 9) calculated using the discount rate.

(8) A hypothetical Payout Rate is used because Personal Pension Account Payouts and commutation occur outside of the guarantee window.

(9) In this case, the lifetime Personal Pension Account Payouts for each Annuity Payout Value is $11,495 ($109,455*105.02/1000 = $11,495). When
     combined, these lifetime Personal Pension Account Payouts equal $22,989. Lifetime Personal Pension Account Payouts begin because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated the Contract.

                    APP A-9

--------------------------------------------------------------------------------

EXAMPLE 5:

The following examples illustrate automatic transfers of investment gains from Sub-Account(s) into the Personal Pension Account (PPA). The examples assume a $100,000 initial premium payment into the Sub-Account(s) with $10,000 initial Contribution into PPA. The examples illustrate the effect of these types of transfers on the components of the variable annuity Contract in varying market conditions. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(a)  FIXED DOLLAR AMOUNT OPTION

Under this option, the client indicates the specific dollar amount to be transferred and frequency of the transfers. The below illustrates an annual transfer of $5,000 with program election occurring at the time of Contract issue. As used below, "Boy" refers to the beginning of Contract Year.

            CONTRACT         CONTRACT
CONTRACT     VALUE            VALUE                ANNUAL           AWA*
  YEAR       (BOY)        (END OF YEAR)        PERFORMANCE(1)      (BOY)
--------------------------------------------------------------------------
    1      $100,000.00      $102,000.00              2.00%        $5,000.00
    2       97,000.00       100,000.00               3.09%        5,000.00
    3       95,000.00        94,500.00               %            5,000.00
    4       89,500.00        95,000.00               6.15%        5,000.00
    5       90,000.00        98,000.00               8.89%        5,000.00
    6       93,000.00       106,000.00              13.98%        6,000.00
    7      101,000.00       104,000.00               2.97%        5,000.00
    8       99,000.00       105,000.00               6.06%        5,000.00

                          PPA -
                         BENEFIT         TOTAL DEATH
CONTRACT      RGP*      BALANCE(2)         BENEFIT         TRANSFER
  YEAR       (BOY)        (BOY)             (BOY)           AMOUNT
---------  --------------------------------------------------------
    1      $100,000.00   $10,000.00       $112,000.00      $5,000.00
    2      100,000.00     15,300.00       115,300.00       5,000.00
    3      100,000.00     20,759.00       115,259.00       5,000.00
    4      100,000.00     26,381.77       121,381.77       5,000.00
    5      100,000.00     32,173.22       130,173.22       5,000.00
    6      100,000.00     38,138.42       144,138.42       5,000.00
    7      100,000.00     44,282.57       148,282.57       5,000.00
    8      100,000.00     50,611.05       155,611.05       5,000.00

* As used in this table, AWA refers to Annual Withdrawal Amount and RGP refers to Remaining Gross Premium.

(1) The annual performance displayed applies only to the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2)  Annual interests of 3% was utilized in determining the Benefit Balance.

(b) INVESTMENT GAINS OPTION

(a) Under this option, we will automatically transfer over any investment gains determined under the program on an annual basis into the Personal Pension Account. In this example the program was established at the time of Contract issue and there is fluctuating (positive and negative) market conditions. As used below, "BOY" refers to beginning of Contract Year and "EOY" refers to end of Contract Year.

                                                                  PPA         PPA
                CONTRACT      CONTRACT                          BENEFIT     BENEFIT
  CONTRACT       VALUE         VALUE          INVESTMENT        BALANCE     BALANCE
    YEAR         (BOY)         (EOY)          GAINS(1)(2)        (BOY)      (EOY)(4)
-------------------------------------------------------------------------------------
     1         $100,000.00    $99,000.00               -       $10,000.00  $10,300.00
     2           99,000.00    101,000.00       $1,000.00        10,300.00   11,609.00
     3          100,000.00     95,000.00               -   (3)  11,609.00   11,957.27
     4           95,000.00     93,550.00               -        11,957.27   12,315.99
     5           93,550.00     98,000.00               -        12,315.99   12,685.47
     6           98,000.00    100,000.00               -        12,685.47   13,066.03
     7          100,000.00     99,500.00               -        13,066.03   13,458.01
     8           99,500.00    102,000.00        2,000.00        13,458.01   15,861.75

(1) Investment Gains are determined by comparing the positive difference between your Anniversary Value and Starting Value adjusted for surrenders as of each Contract Anniversary. For example, in year 2, we compare the $100,000 PPA Benefit Balance to the Contract Value EOY $101,000.

(2)  Is the amount transferred to the Personal Pension Account.

(3) No transfer to the Personal Pension Account occurs as there are no Investment Gains.

(4) Annual credited interest rate of 3% was utilized in determining the Benefit Balance.

APP A-10

--------------------------------------------------------------------------------

(c)  INVESTMENT GAINS OPTION

(b) Any optional death benefits elected on your contract would be impacted by the transfer of investment gains.

Return of Premium I elected

                                                                                              ROP I                   ROP I
                  CONTRACT      CONTRACT                                ROP I             DEATH BENEFIT           DEATH BENEFIT
   CONTRACT        VALUE         VALUE          INVESTMENT          DEATH BENEFIT         PREMIUMS PRIOR             PREMIUMS
     YEAR          (BOY)         (EOY)             GAINS          WITHDRAWAL LIMIT         TO TRANSFER            AFTER TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
      1          $100,000.00    $99,000.00               -            $5,000.00             $100,000.00             $100,000.00
      2            99,000.00    101,000.00       $1,000.00             5,000.00              100,000.00               99,000.00  (1)

Return of Premium II elected

                                                                                              ROP II                  ROP II
                CONTRACT      CONTRACT                                ROP II              DEATH BENEFIT           DEATH BENEFIT
  CONTRACT       VALUE         VALUE          INVESTMENT           DEATH BENEFIT          PREMIUMS PRIOR             PREMIUMS
    YEAR         (BOY)         (EOY)             GAINS           WITHDRAWAL LIMIT          TO TRANSFER            AFTER TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
     1         $100,000.00    $99,000.00               -                0.00                $100,000.00             $100,000.00
     2           99,000.00    101,000.00       $1,000.00                0.00                 100,000.00               99,009.90  (2)

Maximum Anniversary Value elected

                                                                                                                   ANNIVERSARY
                          CONTRACT      CONTRACT                                  MAV           ANNIVERSARY          VALUE AT
       CONTRACT            VALUE         VALUE          INVESTMENT           DEATH BENEFIT      VALUE PRIOR        END OF EACH
         YEAR              (BOY)         (EOY)             GAINS           WITHDRAWAL LIMIT     TO TRANSFER       CONTRACT YEAR
------------------------------------------------------------------------------------------------------------------------------------
          1              $100,000.00    $99,000.00               -                 N/A           $100,000.00        $100,000.00  (4)
          2                99,000.00    101,000.00       $1,000.00                 N/A            100,000.00          99,009.90  (3)

(1) Transfers within the Return of Premium I Death Benefit Withdrawal Limit impact the Return of Premium I Death Benefit on a dollar for dollar basis.

(2) Transfers impact the Return of Premium II Death Benefit on a proportional basis. We determine a factor by 1 - (Amount of the Partial Surrender in excess of the Withdrawal Limit /(Contract Value Prior to Surrender - Withdrawal Limit)). Assume the Contract Value prior to Surrender was $101,000, therefore the factor is 1-($10,000/($101,000-$0)), or 0.99009901.

(3) Transfers impact the Maximum Anniversary Value Death Benefit on a proportional basis. We determine a factor by 1-(Partial Surrender / Contract Value Prior to Surrender). Assume the Contract Value Prior to Surrender was $101,000, therefore the factor is 1-($1,000/$101,000), or 0.99009901.

(4) The Contract Year 1 Anniversary Value would also be adjusted to $99,009.90 due to the Year 2 $1,000 transfer.

(d) INCOME PATH-ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:

In this example, the Income Path program is established at the time of Contract issue. The current age of the Annuitant is 70, and the Target Income Age is 75; therefore, the length of time to the Target Income Age 5 years. The Starting Allocation elected is 60% Contract Value and 40% Personal Pension Account. The Target Allocation elected is 20% Contract Value and 80% Personal Pension Account. If there was no financial activity and flat annual performance, we would transfer 8.00% annually:

(Contract Value Starting Allocation - Contract Value Ending Allocation) / number of years from program start date to Target Income Age

(60 - 20) / 5 = 8.00%

                    APP A-11

--------------------------------------------------------------------------------

(e)  INCOME PATH ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:

                                                                                           INCOME PATH
                                                                                             PROGRAM
                                                                                        ANNUAL ALLOCATION
                                               "PRIOR TO TRANSFER"                          PERCENTAGE
                                                   PERCENTAGES                               TARGETS
                       ANNUAL
                      CONTRACT                                   PPA -                                     PPA -
   CONTRACT             VALUE            CONTRACT               BENEFIT           CONTRACT                BENEFIT
     YEAR          PERFORMANCE(1)          VALUE                BALANCE            VALUE                  BALANCE
---------------------------------------------------------------------------------------------------------------------
       0                                    60.0%                 40.0%            60.0%                    40.0%
       1                   4.3%             60.3%                 39.7%            52.0%                    48.0%
       2                   2.1%             51.8%                 48.2%            44.0%(2)                 56.0%
       3                  -1.6%             42.9%                 57.1%            36.0%                    64.0%
       4                   8.9%             37.3%                 62.7%            28.0%                    72.0%
       5                  -2.4%             26.9%                 73.1%            20.0%                    80.0%

                        ACTUAL
                       TRANSFER
                      FROM CV TO
                         PPA:                    "AFTER TRANSFER"
                      PERCENTAGE                    PERCENTAGES

                                                                  PPA -
   CONTRACT            TRANSFER           CONTRACT               BENEFIT
     YEAR              OF CV %              VALUE                BALANCE
---------------  -----------------------------------------------------------
       0                0.0%                 60.0%                 40.0%
       1                8.3%                 52.0%                 48.0%
       2                7.8%(3)              44.0%                 56.0%
       3                6.9%                 36.0%                 64.0%
       4                9.3%                 28.0%                 72.0%
       5                6.9%                 20.0%                 80.0%

(1) The annual performance displayed applies only to the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2) Calculated as follows: Previous year Contract Value percentage - (Starting Allocation - Ending Allocation) / number of years from program start date to Target Income Age: 52.0% - (60 - 20) / 5 = 44.0%

(3) Calculated as follows: Contract Value "Prior to Transfer" Percentage - Contract Value Percentage Target: 51.8% - 44.0% = 7.8%

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT EXAMPLES

MAXIMUM ANNIVERSARY VALUE (MAV):

This Death Benefit is equal to the greatest of A, B or C, where:

A = Contract Value (minus Distribution Charges);

B = Premium Payments adjusted for partial Surrenders; and

C = Maximum Anniversary Value.

APP A-12

--------------------------------------------------------------------------------

Assume your initial Premium Payment is $100,000.

                                           TOTAL
                                          PREMIUM
                                         PAYMENTS
                           CONTRACT    (ADJUSTED BY      CONTRACT
       CONTRACT          VALUE(3)(4)    SURRENDERS)        VALUE
         YEAR                "A"            "B"       PERFORMANCE(4)
--------------------------------------------------------------------------
           0              $100,000.00   $100,000.00              0.00%
           1               102,120.00    100,000.00              2.12%
           2               107,001.34    100,000.00              4.78%
           3               105,663.82    100,000.00             -1.25%
           4                96,259.74    100,000.00             -8.90%
           5               106,424.77    100,000.00             10.56%

                                                                  GUARANTEED
                                                                    MINIMUM
                                                                 DEATH BENEFIT
                                              MAXIMUM              AT END OF
                                            ANNIVERSARY       EACH CONTRACT YEAR
       CONTRACT          ANNIVERSARY          VALUE(5)       GREATEST OF "A", "B",
         YEAR              VALUE(2)             "C"                 AND "C"
-----------------------  ------------------------------------------------------------
           0                        -                  -          $100,000.00
           1              $102,120.00        $102,120.00           102,120.00
           2               107,001.34   (1)   107,001.34           107,001.34
           3               105,663.82         107,001.34           107,001.34
           4                96,259.74         107,001.34           107,001.34
           5               106,424.77         107,001.34           107,001.34

(1) Is the highest Anniversary Value and therefore is the Maximum Anniversary Value (MAV).

(2) Anniversary Value each year is first established as the Contract Value on that Anniversary and may later be adjusted by subsequent Premium Payments and Partial Surrenders, if applicable.

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(5)  Is the Maximum Anniversary Value as of the end of each Contract Year.

                    APP A-13

--------------------------------------------------------------------------------

Assume your i

nitial Premium Payment is $100,000. At the end of Contract Year 2 you apply a subsequent Premium Payment of $50,000. In Contract Year 5 you take a partial Surrender for $10,000.

                             TOTAL
                            PREMIUM                                                                         DEATH BENEFIT
                           PAYMENTS                                                      MAXIMUM              AT END OF
             CONTRACT    (ADJUSTED BY          CONTRACT                                ANNIVERSARY       EACH CONTRACT YEAR
 CONTRACT   VALUE(5)(7)   SURRENDERS)            VALUE       ANNIVERSARY                 VALUE(8)       GREATEST OF "A", "B",
   YEAR         "A"           "B"           PERFORMANCE(4)     VALUE(4)                    "C"                 AND "C"
--------------------------------------------------------------------------------------------------------------------------------
    0       $100,000.00   $100,000.00              0.00  %              -                         -         $100,000.00
    1        102,120.00    100,000.00              2.12  %    $141,828.27  (1)(3)       $102,120.00          102,120.00
    2        157,001.34    150,000.00   (2)        4.78  %     146,379.36  (1)(3)(6)     157,001.34          157,001.34
    3        155,038.82    150,000.00             -1.25  %     144,549.62  (3)           157,001.34          157,001.34
    4        141,240.36    150,000.00             -8.90  %     131,684.70  (3)           157,001.34          157,001.34
    5        137,808.04    139,851.70   (3)        4.65  %     137,808.04                146,379.36          146,379.36

(1) The Year 1 & 2 Anniversary Values are adjusted by the subsequent Premium Payment of $50,000.

(2) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(3) The $10,000 Partial Surrender results in a factor of 0.932344682 being applied to Premium Payments as well as previous Anniversary Values. The factor of 0.932344682 is derived by 1-(Partial Surrender $10,000 / Contract Value Prior to Surrender $147,808.04). We will reduce the assigned value of Premium Payments and Maximum Anniversary Value as used in this formula based on a factor whenever partial Surrenders occur. The factor is equal to 1-(a/b) where "a" is the amount of the partial Surrender and "b" is the Contract Value immediately prior to the partial Surrender. The impact of the $10,000 Partial Surrender on the Death Benefit would be the same if a $10,000 transfer to the Personal Pension Account was made.

(4) Anniversary Value each year is first established as the Contract Value on that Anniversary and later may be adjusted by subsequent Premium Payments and Partial Surrenders, if applicable.

(5)  Does not reflect a Distribution Charge, if applicable.

(6) Is the Maximum Anniversary Value (MAV) as adjusted by subsequent Premium Payments and Partial Surrenders.

(7) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Surrender activity. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

APP A-14

--------------------------------------------------------------------------------

Maximum Anniversary Value Rider Charge

Assume the Maximum Anniversary Value is $102,120.00 and Premium Payments is $100,000. The current rider charge is 0.75%.

The current rider charge is assessed on the greater of the Maximum Anniversary Value or Premium Payments; therefore, the rider charge is $765.90, or $102,120 x 0.75%.

                    APP A-15

--------------------------------------------------------------------------------

RETURN OF PREMIUM II DEATH BENEFIT EXAMPLE

Assume your initial Premium Payment is $100,000. In Contract Year 2 you apply a subsequent Premium Payment of $50,000. In Contract Year 5 you take a partial Surrender for $10,000.

                                                     GUARANTEED
                                                      MINIMUM
                                                   DEATH BENEFIT
  CONTRACT      CONTRACT      PREMIUM                AT END OF
    YEAR      VALUE(3)(4)     PAYMENTS           EACH CONTRACT YEAR
---------------------------------------------------------------------
     0         $100,000.00   $100,000.00             $100,000.00
     1          102,120.00    100,000.00              102,120.00
     2          157,001.34    150,000.00   (1)        157,001.34
     3          155,038.82    150,000.00              155,038.82
     4          141,240.36    150,000.00              150,000.00
     5          137,808.04    139,851.70   (2)        139,851.70

(1) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(2) The $10,000 Partial Surrender results in a factor of 0.932344682 being applied to Premium Payments. After multiplying the factor of 0.932344682 to $150,000, the adjusted Premium Payments equal $139,851.70. The factor of
     0.932344682 is derived by 1-(Partial Surrender $10,000 / Contract Value Prior to Surrender $147,808.04). The impact of the $10,000 Partial Surrender on the Minimum Guaranteed Death Benefit would be the same if a $10,000 transfer to the Personal Pension Account was made.

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Surrender activity.

APP A-16

-------------------------------------------------------------------------------

RETURN OF PREMIUM I DEATH BENEFIT EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. IN CONTRACT YEAR 1 YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU TAKE A PARTIAL SURRENDER FOR $1,000 AND IN THE SAME CONTRACT YEAR YOU TAKE ANOTHER PARTIAL SURRENDER FOR $10,000, YOUR CONTRACT VALUE IMMEDIATELY FOLLOWING IS $173,000.

YOUR INITIAL VALUE:

$100,000

VALUE AFTER THE SUBSEQUENT PREMIUM PAYMENT OF $50,000:

$150,000, which is the prior value increased by the amount of the subsequent Premium Payments

VALUE AFTER THE PARTIAL SURRENDER ($1,000):

$149,000, which is the prior value reduced dollar-for-dollar by the amount of the Surrender because it is within the withdrawal limit

VALUE AFTER THE ADDITIONAL PARTIAL SURRENDER ($10,000):

$139,674.22, which is the prior value reduced first dollar-for-dollar by the amount of the Surrender not in excess of 5% of Premium Payments ($6,500) and then proportional for the amount in excess of 5% of Premium Payments ($3,500).

The proportionate reduction is determined by first determining the factor:

1 - (excess Surrender/(Contract Value prior to the Surrender - Death Benefit withdrawal limit remaining)

1- ($3,500/($173,000 + $10,000 - $6,500) = .980169971

Once the factor is determined the value prior to the Surrender is first reduced dollar-for-dollar by the amount of the Surrender not in excess of the Death Benefit withdrawal limit:

$149,000 - $6,500 =$142,500

This value is then multiplied by the factor:

$142,500 * .980169971 = $139,674.22

The death benefit would be the Contract Value or $173,000. You will also receive the Personal Pension Account death benefit equal to any remaining Benefit Balance.

EXAMPLE 2: SAME FACTS AS ABOVE EXCEPT THE BENEFIT BALANCE AT THE TIME OF DEATH WAS EQUAL TO $100,000.

The Death Benefit would be $273,000 (Return of Premium Death Benefit = $173,000 + Personal Pension Account Death Benefit = $100,000).

REMAINING GROSS PREMIUM EXAMPLES

EXAMPLE 1: ILLUSTRATES A PARTIAL SURRENDER THAT IS LESS THAN THE AWA IN A DOWN MARKET. ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the partial Surrender is $90,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the partial Surrender is $85,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA was taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $100,000. The partial Surrender was equal to the AWA so the Remaining Gross Premium is not reduced

-   Your CDSC is $0, as the AWA was not exceeded

                                                                    APP A-17

-------------------------------------------------------------------------------

EXAMPLE 2: ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN A DOWN MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS. ASSUME TWO PARTIAL SURRENDERS ARE TAKEN IN CONTRACT YEAR 2, FOR $5,000 EACH. ANOTHER PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 3 FOR $15,000.

VALUES PRIOR TO THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the partial Surrender is $90,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the first partial Surrender is $85,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA was taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $100,000. The partial Surrender was equal to the AWA so the Remaining Gross Premium is not reduced

-   Your CDSC is $0 because the AWA was not exceeded

VALUES PRIOR TO THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the second partial Surrender is $75,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $0

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the second partial Surrender is $70,000

- Your AWA is $0 for the remainder of the Contract Year because the AWA has been exceeded (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $95,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($5,000) of the AWA

- The CDSC applied to this $5,000 partial Surrender is $350, which is the amount of the partial Surrender in excess of the AWA ($5,000) multiplied by 7%

VALUES PRIOR TO THE THIRD PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value prior to the third partial Surrender is $78,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $9,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premium is $95,000

APP A-18

-------------------------------------------------------------------------------

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the second partial Surrender is $68,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA has been taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $85,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($10,000) of the AWA

- The CDSC applied to this $15,000 partial Surrender is $700, which is the amount of the partial Surrender in excess of the AWA ($10,000) multiplied by 7%

EXAMPLE 3: ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN AN UP MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS. ASSUME BOTH PARTIAL SURRENDERS ARE TAKEN IN CONTRACT YEAR 1 FOR $10,000 EACH. ANOTHER PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 3 FOR $15,000

VALUES PRIOR TO THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the partial Surrender is $110,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $10,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $10,000, which are your earnings

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the first partial Surrender is $100,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA was taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $100,000. The partial Surrender did not exceed the AWA so the Remaining Gross Premium is not reduced

-   Your CDSC is $0 because the AWA was not exceeded

VALUES PRIOR TO THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value prior to the second partial Surrender is $100,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $0

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the second partial Surrender is $90,000

- Your AWA is $0 for the remainder of the Contract Year because the AWA has been exceeded (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $90,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($10,000) of the AWA

- The CDSC applied to this $10,000 partial Surrender is $700, which is the amount of the partial Surrender in excess of the AWA ($10,000) multiplied by 7%

                                                                    APP A-19

-------------------------------------------------------------------------------

VALUES PRIOR TO THE THIRD PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value prior to the third partial Surrender is $99,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $9,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $9,000, which are your earnings

-   Your Remaining Gross Premiums are $90,000

VALUES AFTER THE THIRD PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the third partial surrender is $84,000

- Your AWA is $0 for the remainder of the Contract Year because the AWA has been exceeded (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $84,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($6,000) of the AWA

- The CDSC applied to this $15,000 partial Surrender is $420, which is the amount of the partial Surrender in excess of the AWA ($6,000) multiplied by 7%

EXAMPLE 4: ILLUSTRATES A FULL SURRENDER CALCULATION WITH ONE OF TWO PREMIUM PAYMENTS OUT OF THE APPLICABLE CDSC SCHEDULE. ASSUME TWO PREMIUM PAYMENTS WERE MADE FOR $100,000 EACH. ONE PAYMENT WAS APPLIED IN THE BEGINNING OF CONTRACT YEAR 1, THE SECOND IN THE BEGINNING OF CONTRACT YEAR 3. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 8.

VALUES PRIOR TO THE FULL SURRENDER:

-   Your total Premium Payments are $200,000

-   Your Contract Value just prior to the full Surrender is $300,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $100,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $200,000, which is the premium out of CDSC schedule ($100,000) plus your earnings

- Your Remaining Gross Premium for the second Premium Payment (still in CDSC) is $100,000

VALUES AFTER THE FULL SURRENDER:

-   Your Contract Value after the full Surrender is $0

- The CDSC applied to this $300,000 full Surrender is $4,000, which is the maximum of the full Surrender or Remaining Gross Premium, reduced by the AWA ($100,000) multiplied by 4%

EXAMPLE 5: ILLUSTRATES A FULL SURRENDER CALCULATION IN A DOWN MARKET.

VALUES PRIOR TO THE FULL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the full Surrender is $50,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE FULL SURRENDER:

-   Your Contract Value after the full Surrender is $0

- The CDSC applied to this $50,000 full Surrender is $6,650, which is the maximum of the full Surrender or Remaining Gross Premium reduced by the AWA ($95,000) multiplied by 7% (using the 7-year CDSC schedule applicable to the B-Share Hartford's Personal Retirement Manager variable annuity Contract)

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits.

HARTFORD LIFE INSURANCE COMPANY

B SHARE

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.013          $11.858          $11.393
  Accumulation Unit Value at end of
   period                                    $12.553          $13.013          $11.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37                3                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.927          $12.456          $12.122
  Accumulation Unit Value at end of
   period                                    $10.362          $12.927          $12.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.603          $13.181          $12.242
  Accumulation Unit Value at end of
   period                                    $15.096          $16.603          $13.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.042          $11.689          $11.071
  Accumulation Unit Value at end of
   period                                    $13.109          $13.042          $11.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.797          $12.383          $11.557
  Accumulation Unit Value at end of
   period                                    $13.565          $13.797          $12.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.179          $10.584          $10.420
  Accumulation Unit Value at end of
   period                                    $11.773          $11.179          $10.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               13                1
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.111          $10.650          $10.580
  Accumulation Unit Value at end of
   period                                    $11.528          $11.111          $10.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3                1
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.954          $12.588          $11.687
  Accumulation Unit Value at end of
   period                                    $13.163          $13.954          $12.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.776          $12.427          $11.758
  Accumulation Unit Value at end of
   period                                    $12.448          $13.776          $12.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-2

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.355          $12.642          $11.888
  Accumulation Unit Value at end of
   period                                    $12.314          $15.355          $12.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.481          $12.296          $11.569
  Accumulation Unit Value at end of
   period                                    $13.750          $14.481          $12.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               11                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.401          $12.121          $11.403
  Accumulation Unit Value at end of
   period                                    $13.052          $13.401          $12.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                5                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.168          $12.377          $11.864
  Accumulation Unit Value at end of
   period                                    $11.238          $13.168          $12.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24                8                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.530          $12.423          $11.491
  Accumulation Unit Value at end of
   period                                    $12.400          $14.530          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.472          $12.439          $11.765
  Accumulation Unit Value at end of
   period                                    $13.998          $14.472          $12.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                4                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.592          $12.188          $11.509
  Accumulation Unit Value at end of
   period                                    $13.831          $15.592          $12.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.230          $11.252          $10.797
  Accumulation Unit Value at end of
   period                                    $12.710          $12.230          $11.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.164          $12.263          $11.310
  Accumulation Unit Value at end of
   period                                    $13.402          $14.164          $12.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.406          $11.972          $11.061
  Accumulation Unit Value at end of
   period                                    $13.644          $13.406          $11.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                6                1
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.145          $11.785          $11.215
  Accumulation Unit Value at end of
   period                                    $14.904          $14.145          $11.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                1                -

                                                                     APP B-3

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.755          $12.356          $12.164
  Accumulation Unit Value at end of
   period                                    $15.069          $15.755          $12.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.866          $12.507          $11.581
  Accumulation Unit Value at end of
   period                                    $15.004          $15.866          $12.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.273          $11.125          $10.629
  Accumulation Unit Value at end of
   period                                    $12.513          $12.273          $11.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                3                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.584          $12.581          $11.724
  Accumulation Unit Value at end of
   period                                    $12.856          $14.584          $12.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               31                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.569          $11.958          $11.266
  Accumulation Unit Value at end of
   period                                    $13.657          $13.569          $11.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.640          $12.110          $11.379
  Accumulation Unit Value at end of
   period                                    $13.751          $13.640          $12.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               20                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.074          $12.380          $11.691
  Accumulation Unit Value at end of
   period                                    $12.059          $14.074          $12.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.507          $12.568          $11.756
  Accumulation Unit Value at end of
   period                                    $13.095          $14.507          $12.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.376          $12.103          $11.451
  Accumulation Unit Value at end of
   period                                    $13.024          $14.376          $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.538          $12.428          $11.576
  Accumulation Unit Value at end of
   period                                    $13.182          $14.538          $12.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               10                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.258          $12.337          $11.125
  Accumulation Unit Value at end of
   period                                    $14.853          $14.258          $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                7                -

APP B-4

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.883          $12.191          $11.438
  Accumulation Unit Value at end of
   period                                    $14.035          $13.883          $12.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.057          $12.339          $11.997
  Accumulation Unit Value at end of
   period                                    $12.032          $14.057          $12.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.930           $9.979           $9.994
  Accumulation Unit Value at end of
   period                                     $9.880           $9.930           $9.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                2                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.137          $12.256          $11.539
  Accumulation Unit Value at end of
   period                                    $14.555          $15.137          $12.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.718          $10.512
  Accumulation Unit Value at end of
   period                                    $12.207          $11.466          $10.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115               51                1
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.582          $10.247          $10.170
  Accumulation Unit Value at end of
   period                                    $11.043          $10.582          $10.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.785          $12.081          $11.482
  Accumulation Unit Value at end of
   period                                    $13.447          $13.785          $12.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.103          $12.053          $11.490
  Accumulation Unit Value at end of
   period                                    $12.999          $13.103          $12.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.619          $12.155          $11.425
  Accumulation Unit Value at end of
   period                                    $12.604          $13.619          $12.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                3                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.714          $12.114          $11.393
  Accumulation Unit Value at end of
   period                                    $12.758          $13.714          $12.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.834          $11.628          $11.364
  Accumulation Unit Value at end of
   period                                    $14.615          $14.834          $11.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1                -

                                                                     APP B-5

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.151          $10.873          $10.520
  Accumulation Unit Value at end of
   period                                    $12.620          $12.151          $10.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.880          $10.876          $10.797
  Accumulation Unit Value at end of
   period                                    $12.241          $12.880          $10.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                4                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.244          $10.480          $10.668
  Accumulation Unit Value at end of
   period                                    $11.442          $12.244          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.120          $12.337          $11.407
  Accumulation Unit Value at end of
   period                                    $13.971          $14.120          $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.332          $12.084          $11.402
  Accumulation Unit Value at end of
   period                                    $12.945          $13.332          $12.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.495          $10.776          $10.569
  Accumulation Unit Value at end of
   period                                    $12.179          $11.495          $10.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               31                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.305          $11.280          $10.911
  Accumulation Unit Value at end of
   period                                    $12.438          $12.305          $11.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               11                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.023          $11.768          $11.180
  Accumulation Unit Value at end of
   period                                    $12.898          $13.023          $11.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               10                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.612          $11.330          $10.887
  Accumulation Unit Value at end of
   period                                    $12.163          $12.612          $11.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               11                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.257          $11.997          $11.474
  Accumulation Unit Value at end of
   period                                    $13.043          $13.257          $11.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22                8                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.390          $11.950          $11.535
  Accumulation Unit Value at end of
   period                                    $13.579          $13.390          $11.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -

APP B-6

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.871          $12.237          $11.532
  Accumulation Unit Value at end of
   period                                    $13.807          $13.871          $12.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.403          $12.815          $11.919
  Accumulation Unit Value at end of
   period                                    $12.590          $15.403          $12.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.486          $12.505          $12.045
  Accumulation Unit Value at end of
   period                                    $11.977          $13.486          $12.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                3                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.523          $11.013          $10.491
  Accumulation Unit Value at end of
   period                                    $12.342          $12.523          $11.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               10                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.235          $12.395          $11.810
  Accumulation Unit Value at end of
   period                                    $12.228          $13.235          $12.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                3                -

C SHARE

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.827           $9.031           $7.355
  Accumulation Unit Value at end of
   period                                     $9.399           $9.827           $9.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.008           $6.811           $5.138
  Accumulation Unit Value at end of
   period                                     $5.570           $7.008           $6.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.763           $9.418           $6.692
  Accumulation Unit Value at end of
   period                                    $10.604          $11.763           $9.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.877          $11.639          $11.051
  Accumulation Unit Value at end of
   period                                    $12.833          $12.877          $11.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.622          $12.330          $11.536
  Accumulation Unit Value at end of
   period                                    $13.280          $13.622          $12.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                     APP B-7

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.037          $10.539          $10.402
  Accumulation Unit Value at end of
   period                                    $11.525          $11.037          $10.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.970          $10.605          $10.562
  Accumulation Unit Value at end of
   period                                    $11.286          $10.970          $10.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.777          $12.534          $11.667
  Accumulation Unit Value at end of
   period                                    $12.886          $13.777          $12.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.601          $12.374          $11.738
  Accumulation Unit Value at end of
   period                                    $12.186          $13.601          $12.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.160          $12.588          $11.867
  Accumulation Unit Value at end of
   period                                    $12.055          $15.160          $12.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.297          $12.243          $11.549
  Accumulation Unit Value at end of
   period                                    $13.461          $14.297          $12.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.231          $12.070          $11.383
  Accumulation Unit Value at end of
   period                                    $12.777          $13.231          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.001          $12.325          $11.843
  Accumulation Unit Value at end of
   period                                    $11.001          $13.001          $12.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.345          $12.370          $11.470
  Accumulation Unit Value at end of
   period                                    $12.139          $14.345          $12.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.794           $8.490           $6.352
  Accumulation Unit Value at end of
   period                                     $9.393           $9.794           $8.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.253           $8.871           $6.434
  Accumulation Unit Value at end of
   period                                     $9.897          $11.253           $8.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-8

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.074          $11.204          $10.778
  Accumulation Unit Value at end of
   period                                    $12.443          $12.074          $11.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.985          $12.211          $11.290
  Accumulation Unit Value at end of
   period                                    $13.120          $13.985          $12.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.236          $11.920          $11.041
  Accumulation Unit Value at end of
   period                                    $13.357          $13.236          $11.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.965          $11.735          $11.196
  Accumulation Unit Value at end of
   period                                    $14.590          $13.965          $11.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.555          $12.304          $12.142
  Accumulation Unit Value at end of
   period                                    $14.752          $15.555          $12.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.665          $12.453          $11.560
  Accumulation Unit Value at end of
   period                                    $14.688          $15.665          $12.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.117          $11.077          $10.611
  Accumulation Unit Value at end of
   period                                    $12.249          $12.117          $11.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.642           $8.389           $5.837
  Accumulation Unit Value at end of
   period                                     $8.428           $9.642           $8.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.529           $8.469           $6.832
  Accumulation Unit Value at end of
   period                                     $9.510           $9.529           $8.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.829           $8.800           $7.154
  Accumulation Unit Value at end of
   period                                     $9.825           $9.829           $8.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3                1
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.123           $7.206           $5.385
  Accumulation Unit Value at end of
   period                                     $6.901           $8.123           $7.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                     APP B-9

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.891           $8.642           $6.163
  Accumulation Unit Value at end of
   period                                     $8.853           $9.891           $8.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.264           $8.715           $6.580
  Accumulation Unit Value at end of
   period                                     $9.220          $10.264           $8.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.973           $7.736           $6.050
  Accumulation Unit Value at end of
   period                                     $8.067           $8.973           $7.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.005          $11.349           $7.645
  Accumulation Unit Value at end of
   period                                    $13.433          $13.005          $11.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.707          $12.139          $11.417
  Accumulation Unit Value at end of
   period                                    $13.740          $13.707          $12.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.289           $8.224           $6.246
  Accumulation Unit Value at end of
   period                                     $7.884           $9.289           $8.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.147           $1.162           $1.177
  Accumulation Unit Value at end of
   period                                     $1.132           $1.147           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32,805           32,340           44,764
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.401           $8.493           $6.658
  Accumulation Unit Value at end of
   period                                     $9.917          $10.401           $8.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.859          $10.238           $9.022
  Accumulation Unit Value at end of
   period                                    $11.463          $10.859          $10.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22                8                8
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.044           $9.808           $9.617
  Accumulation Unit Value at end of
   period                                    $10.392          $10.044           $9.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.846           $8.703           $7.093
  Accumulation Unit Value at end of
   period                                     $9.524           $9.846           $8.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-10

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.895           $9.180           $7.270
  Accumulation Unit Value at end of
   period                                     $9.733           $9.895           $9.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.475           $8.528           $6.407
  Accumulation Unit Value at end of
   period                                     $8.694           $9.475           $8.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.540          $12.062          $11.373
  Accumulation Unit Value at end of
   period                                    $12.490          $13.540          $12.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.381           $8.997           $7.543
  Accumulation Unit Value at end of
   period                                    $11.118          $11.381           $8.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.244          $11.050           $8.339
  Accumulation Unit Value at end of
   period                                    $12.609          $12.244          $11.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.735          $10.844          $10.784
  Accumulation Unit Value at end of
   period                                    $12.000          $12.735          $10.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.391           $8.107           $6.911
  Accumulation Unit Value at end of
   period                                     $8.702           $9.391           $8.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.432           $9.193           $6.785
  Accumulation Unit Value at end of
   period                                    $10.235          $10.432           $9.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.735           $8.899           $7.127
  Accumulation Unit Value at end of
   period                                     $9.372           $9.735           $8.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.564          $10.933           $9.561
  Accumulation Unit Value at end of
   period                                    $12.148          $11.564          $10.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.092           $9.330           $8.033
  Accumulation Unit Value at end of
   period                                    $10.115          $10.092           $9.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-11

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.638           $8.784           $7.271
  Accumulation Unit Value at end of
   period                                     $9.465           $9.638           $8.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.452          $11.281          $10.868
  Accumulation Unit Value at end of
   period                                    $11.907          $12.452          $11.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.089          $11.946          $11.454
  Accumulation Unit Value at end of
   period                                    $12.769          $13.089          $11.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.220          $11.899          $11.514
  Accumulation Unit Value at end of
   period                                    $13.293          $13.220          $11.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.695          $12.185          $11.511
  Accumulation Unit Value at end of
   period                                    $13.517          $13.695          $12.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.207          $12.760          $11.898
  Accumulation Unit Value at end of
   period                                    $12.325          $15.207          $12.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.315          $12.452          $12.023
  Accumulation Unit Value at end of
   period                                    $11.725          $13.315          $12.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.364          $10.966          $10.472
  Accumulation Unit Value at end of
   period                                    $12.082          $12.364          $10.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.067          $12.342          $11.789
  Accumulation Unit Value at end of
   period                                    $11.971          $13.067          $12.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

I SHARE

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.053          $11.870          $11.397
  Accumulation Unit Value at end of
   period                                    $12.616          $13.053          $11.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-12

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.966          $12.469          $12.127
  Accumulation Unit Value at end of
   period                                    $10.414          $12.966          $12.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.653          $13.195          $12.248
  Accumulation Unit Value at end of
   period                                    $15.172          $16.653          $13.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.082          $11.701          $11.076
  Accumulation Unit Value at end of
   period                                    $13.175          $13.082          $11.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.838          $12.395          $11.561
  Accumulation Unit Value at end of
   period                                    $13.633          $13.838          $12.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.213          $10.595          $10.424
  Accumulation Unit Value at end of
   period                                    $11.832          $11.213          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.144          $10.661          $10.585
  Accumulation Unit Value at end of
   period                                    $11.586          $11.144          $10.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.996          $12.600          $11.692
  Accumulation Unit Value at end of
   period                                    $13.229          $13.996          $12.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.817          $12.440          $11.763
  Accumulation Unit Value at end of
   period                                    $12.511          $13.817          $12.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.401          $12.655          $11.893
  Accumulation Unit Value at end of
   period                                    $12.376          $15.401          $12.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.524          $12.308          $11.574
  Accumulation Unit Value at end of
   period                                    $13.819          $14.524          $12.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.441          $12.134          $11.408
  Accumulation Unit Value at end of
   period                                    $13.117          $13.441          $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-13

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.207          $12.390          $11.869
  Accumulation Unit Value at end of
   period                                    $11.294          $13.207          $12.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.573          $12.436          $11.495
  Accumulation Unit Value at end of
   period                                    $12.462          $14.573          $12.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.515          $12.451          $11.770
  Accumulation Unit Value at end of
   period                                    $14.069          $14.515          $12.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.639          $12.201          $11.514
  Accumulation Unit Value at end of
   period                                    $13.900          $15.639          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.266          $11.263          $10.801
  Accumulation Unit Value at end of
   period                                    $12.774          $12.266          $11.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.207          $12.275          $11.315
  Accumulation Unit Value at end of
   period                                    $13.469          $14.207          $12.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.446          $11.984          $11.065
  Accumulation Unit Value at end of
   period                                    $13.712          $13.446          $11.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.187          $11.797          $11.220
  Accumulation Unit Value at end of
   period                                    $14.978          $14.187          $11.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.802          $12.369          $12.169
  Accumulation Unit Value at end of
   period                                    $15.145          $15.802          $12.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.914          $12.519          $11.586
  Accumulation Unit Value at end of
   period                                    $15.079          $15.914          $12.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.310          $11.136          $10.634
  Accumulation Unit Value at end of
   period                                    $12.575          $12.310          $11.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-14

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.628          $12.594          $11.729
  Accumulation Unit Value at end of
   period                                    $12.921          $14.628          $12.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.610          $11.970          $11.270
  Accumulation Unit Value at end of
   period                                    $13.726          $13.610          $11.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.681          $12.122          $11.384
  Accumulation Unit Value at end of
   period                                    $13.820          $13.681          $12.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.116          $12.393          $11.696
  Accumulation Unit Value at end of
   period                                    $12.120          $14.116          $12.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.551          $12.580          $11.761
  Accumulation Unit Value at end of
   period                                    $13.161          $14.551          $12.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.419          $12.116          $11.456
  Accumulation Unit Value at end of
   period                                    $13.089          $14.419          $12.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.582          $12.440          $11.581
  Accumulation Unit Value at end of
   period                                    $13.248          $14.582          $12.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.301          $12.349          $11.130
  Accumulation Unit Value at end of
   period                                    $14.927          $14.301          $12.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.925          $12.203          $11.442
  Accumulation Unit Value at end of
   period                                    $14.106          $13.925          $12.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.099          $12.352          $12.002
  Accumulation Unit Value at end of
   period                                    $12.093          $14.099          $12.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.959           $9.989           $9.998
  Accumulation Unit Value at end of
   period                                     $9.930           $9.959           $9.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-15

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.183          $12.268          $11.544
  Accumulation Unit Value at end of
   period                                    $14.629          $15.183          $12.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.501          $10.729          $10.516
  Accumulation Unit Value at end of
   period                                    $12.268          $11.501          $10.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.614          $10.257          $10.175
  Accumulation Unit Value at end of
   period                                    $11.098          $10.614          $10.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.826          $12.094          $11.487
  Accumulation Unit Value at end of
   period                                    $13.515          $13.826          $12.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.362                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $11.043                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.142          $12.066          $11.494
  Accumulation Unit Value at end of
   period                                    $13.064          $13.142          $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.660          $12.167          $11.430
  Accumulation Unit Value at end of
   period                                    $12.667          $13.660          $12.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.756          $12.126          $11.398
  Accumulation Unit Value at end of
   period                                    $12.822          $13.756          $12.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.878          $11.639          $11.369
  Accumulation Unit Value at end of
   period                                    $14.688          $14.878          $11.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.183          $10.880          $10.523
  Accumulation Unit Value at end of
   period                                    $12.679          $12.183          $10.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.915          $10.883          $10.800
  Accumulation Unit Value at end of
   period                                    $12.298          $12.915          $10.883
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-16

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.276          $10.487          $10.670
  Accumulation Unit Value at end of
   period                                    $11.495          $12.276          $10.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.162          $12.349          $11.411
  Accumulation Unit Value at end of
   period                                    $14.041          $14.162          $12.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.372          $12.096          $11.407
  Accumulation Unit Value at end of
   period                                    $13.010          $13.372          $12.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.530          $10.787          $10.574
  Accumulation Unit Value at end of
   period                                    $12.240          $11.530          $10.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.342          $11.292          $10.916
  Accumulation Unit Value at end of
   period                                    $12.500          $12.342          $11.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.062          $11.780          $11.185
  Accumulation Unit Value at end of
   period                                    $12.962          $13.062          $11.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.650          $11.341          $10.891
  Accumulation Unit Value at end of
   period                                    $12.224          $12.650          $11.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.297          $12.009          $11.479
  Accumulation Unit Value at end of
   period                                    $13.109          $13.297          $12.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.430          $11.962          $11.540
  Accumulation Unit Value at end of
   period                                    $13.647          $13.430          $11.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.912          $12.249          $11.537
  Accumulation Unit Value at end of
   period                                    $13.877          $13.912          $12.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.449          $12.828          $11.924
  Accumulation Unit Value at end of
   period                                    $12.654          $15.449          $12.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

                                                                    APP B-17

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.526          $12.518          $12.050
  Accumulation Unit Value at end of
   period                                    $12.037          $13.526          $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.561          $11.024          $10.495
  Accumulation Unit Value at end of
   period                                    $12.404          $12.561          $11.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.275          $12.407          $11.815
  Accumulation Unit Value at end of
   period                                    $12.290          $13.275          $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

(a)  Inception date May 2, 2011.

L SHARE

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.528          $10.297
  Accumulation Unit Value at end of
   period                                    $10.059          $10.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.629          $10.441
  Accumulation Unit Value at end of
   period                                     $8.439          $10.629
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.427          $10.538
  Accumulation Unit Value at end of
   period                                    $10.291          $11.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.799          $10.439
  Accumulation Unit Value at end of
   period                                    $10.752          $10.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.832          $10.345
  Accumulation Unit Value at end of
   period                                    $10.550          $10.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.816           $9.921
  Accumulation Unit Value at end of
   period                                    $10.241           $9.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

APP B-18

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010
---------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.775           $9.902
  Accumulation Unit Value at end of
   period                                    $10.046           $9.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.743          $10.389
  Accumulation Unit Value at end of
   period                                    $10.039          $10.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.783          $10.444
  Accumulation Unit Value at end of
   period                                     $9.652          $10.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.934          $10.574
  Accumulation Unit Value at end of
   period                                     $8.686          $10.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.163          $10.584
  Accumulation Unit Value at end of
   period                                    $10.499          $11.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.913          $10.432
  Accumulation Unit Value at end of
   period                                    $10.528          $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.436          $10.318
  Accumulation Unit Value at end of
   period                                     $8.822          $10.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.545          $10.356
  Accumulation Unit Value at end of
   period                                     $8.914          $10.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.181          $10.520
  Accumulation Unit Value at end of
   period                                    $10.713          $11.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.887          $10.551
  Accumulation Unit Value at end of
   period                                     $9.565          $10.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.995          $10.048
  Accumulation Unit Value at end of
   period                                    $10.290           $9.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

                                                                    APP B-19

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010
--------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.981          $10.382
  Accumulation Unit Value at end of
   period                                    $10.291          $10.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.457          $10.260
  Accumulation Unit Value at end of
   period                                    $10.542          $10.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.797          $10.340
  Accumulation Unit Value at end of
   period                                    $11.269          $10.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.725          $10.775
  Accumulation Unit Value at end of
   period                                    $11.109          $11.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.412          $10.538
  Accumulation Unit Value at end of
   period                                    $10.690          $11.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.081          $10.052
  Accumulation Unit Value at end of
   period                                    $10.180          $10.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.257          $10.681
  Accumulation Unit Value at end of
   period                                     $9.829          $11.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.067          $10.566
  Accumulation Unit Value at end of
   period                                    $11.034          $11.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.941          $10.394
  Accumulation Unit Value at end of
   period                                    $10.925          $10.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.167          $10.738
  Accumulation Unit Value at end of
   period                                     $9.478          $11.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.896          $10.508
  Accumulation Unit Value at end of
   period                                     $9.742          $10.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

APP B-20

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010
--------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.503          $10.816
  Accumulation Unit Value at end of
   period                                    $10.322          $11.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.352          $10.715
  Accumulation Unit Value at end of
   period                                    $10.196          $11.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.364          $10.279
  Accumulation Unit Value at end of
   period                                    $10.694          $10.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.020          $10.493
  Accumulation Unit Value at end of
   period                                    $11.036          $11.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.698          $10.486
  Accumulation Unit Value at end of
   period                                     $9.071          $10.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.964           $9.982
  Accumulation Unit Value at end of
   period                                     $9.820           $9.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.547          $10.600
  Accumulation Unit Value at end of
   period                                    $10.999          $11.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.896           $9.937
  Accumulation Unit Value at end of
   period                                    $10.435           $9.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.749           $9.911
  Accumulation Unit Value at end of
   period                                    $10.077           $9.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127          $10.440
  Accumulation Unit Value at end of
   period                                    $10.753          $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.348                -(a)
  Accumulation Unit Value at end of
   period                                    $10.943                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

                                                                    APP B-21

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010
---------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.863          $10.355
  Accumulation Unit Value at end of
   period                                    $10.675          $10.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.704          $10.458
  Accumulation Unit Value at end of
   period                                     $9.812          $10.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.905          $10.400
  Accumulation Unit Value at end of
   period                                    $10.049          $10.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.604          $10.611
  Accumulation Unit Value at end of
   period                                    $11.324          $11.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.248          $10.209
  Accumulation Unit Value at end of
   period                                    $10.543          $10.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.287          $10.665
  Accumulation Unit Value at end of
   period                                    $10.625          $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.261          $10.600
  Accumulation Unit Value at end of
   period                                    $10.424          $11.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.216          $10.593
  Accumulation Unit Value at end of
   period                                    $10.993          $11.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.940          $10.476
  Accumulation Unit Value at end of
   period                                    $10.521          $10.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.877           $9.950
  Accumulation Unit Value at end of
   period                                    $10.365           $9.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.486          $10.243
  Accumulation Unit Value at end of
   period                                    $10.498          $10.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

APP B-22

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010
---------------------------------------------------------------------
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.889          $10.441
  Accumulation Unit Value at end of
   period                                    $10.682          $10.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.456          $10.326
  Accumulation Unit Value at end of
   period                                     $9.989          $10.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.655          $10.342
  Accumulation Unit Value at end of
   period                                    $10.384          $10.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.923          $10.430
  Accumulation Unit Value at end of
   period                                    $10.972          $10.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.082          $10.520
  Accumulation Unit Value at end of
   period                                    $10.927          $11.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.120          $10.541
  Accumulation Unit Value at end of
   period                                     $9.003          $11.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.682          $10.493
  Accumulation Unit Value at end of
   period                                     $9.397          $10.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.050           $9.982
  Accumulation Unit Value at end of
   period                                     $9.810          $10.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.685          $10.415
  Accumulation Unit Value at end of
   period                                     $9.778          $10.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

B SHARE

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.013          $11.858          $11.393
  Accumulation Unit Value at end of
   period                                    $12.553          $13.013          $11.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               20                -

                                                                    APP B-23

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.927          $12.456          $12.122
  Accumulation Unit Value at end of
   period                                    $10.362          $12.927          $12.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               24                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.603          $13.181          $12.242
  Accumulation Unit Value at end of
   period                                    $15.096          $16.603          $13.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               20                1
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.042          $11.689          $11.071
  Accumulation Unit Value at end of
   period                                    $13.109          $13.042          $11.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               56                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.797          $12.383          $11.557
  Accumulation Unit Value at end of
   period                                    $13.565          $13.797          $12.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     74               43                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.179          $10.584          $10.420
  Accumulation Unit Value at end of
   period                                    $11.773          $11.179          $10.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    331              198                7
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.111          $10.650          $10.580
  Accumulation Unit Value at end of
   period                                    $11.528          $11.111          $10.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               29                1
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.954          $12.588          $11.687
  Accumulation Unit Value at end of
   period                                    $13.163          $13.954          $12.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     74               51                2
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.776          $12.427          $11.758
  Accumulation Unit Value at end of
   period                                    $12.448          $13.776          $12.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               38                1
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.355          $12.642          $11.888
  Accumulation Unit Value at end of
   period                                    $12.314          $15.355          $12.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     96               70                2
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.481          $12.296          $11.569
  Accumulation Unit Value at end of
   period                                    $13.750          $14.481          $12.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    510              245                7
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.401          $12.121          $11.403
  Accumulation Unit Value at end of
   period                                    $13.052          $13.401          $12.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    261              114                4

APP B-24

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.168          $12.377          $11.864
  Accumulation Unit Value at end of
   period                                    $11.238          $13.168          $12.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    392              194                5
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.530          $12.423          $11.491
  Accumulation Unit Value at end of
   period                                    $12.400          $14.530          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111               83                2
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.472          $12.439          $11.765
  Accumulation Unit Value at end of
   period                                    $13.998          $14.472          $12.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161               66                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.592          $12.188          $11.509
  Accumulation Unit Value at end of
   period                                    $13.831          $15.592          $12.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    174               86                1
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.230          $11.252          $10.797
  Accumulation Unit Value at end of
   period                                    $12.710          $12.230          $11.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               11                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.164          $12.263          $11.310
  Accumulation Unit Value at end of
   period                                    $13.402          $14.164          $12.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                3                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.406          $11.972          $11.061
  Accumulation Unit Value at end of
   period                                    $13.644          $13.406          $11.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    276              223                2
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.145          $11.785          $11.215
  Accumulation Unit Value at end of
   period                                    $14.904          $14.145          $11.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123               44                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.755          $12.356          $12.164
  Accumulation Unit Value at end of
   period                                    $15.069          $15.755          $12.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               34                1
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.866          $12.507          $11.581
  Accumulation Unit Value at end of
   period                                    $15.004          $15.866          $12.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               41                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.273          $11.125          $10.629
  Accumulation Unit Value at end of
   period                                    $12.513          $12.273          $11.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    213              104                1

                                                                    APP B-25

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.584          $12.581          $11.724
  Accumulation Unit Value at end of
   period                                    $12.856          $14.584          $12.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,224              743               22
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.569          $11.958          $11.266
  Accumulation Unit Value at end of
   period                                    $13.657          $13.569          $11.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    169               93                3
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.640          $12.110          $11.379
  Accumulation Unit Value at end of
   period                                    $13.751          $13.640          $12.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    890              600               17
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.074          $12.380          $11.691
  Accumulation Unit Value at end of
   period                                    $12.059          $14.074          $12.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28                6                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.507          $12.568          $11.756
  Accumulation Unit Value at end of
   period                                    $13.095          $14.507          $12.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                5                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.376          $12.103          $11.451
  Accumulation Unit Value at end of
   period                                    $13.024          $14.376          $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3                1
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.538          $12.428          $11.576
  Accumulation Unit Value at end of
   period                                    $13.182          $14.538          $12.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    242              149                4
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.258          $12.337          $11.125
  Accumulation Unit Value at end of
   period                                    $14.853          $14.258          $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    224              151                2
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.883          $12.191          $11.438
  Accumulation Unit Value at end of
   period                                    $14.035          $13.883          $12.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35                8                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.057          $12.339          $11.997
  Accumulation Unit Value at end of
   period                                    $12.032          $14.057          $12.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               32                6
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.930           $9.979           $9.994
  Accumulation Unit Value at end of
   period                                     $9.880           $9.930           $9.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    179               92                -

APP B-26

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.137          $12.256          $11.539
  Accumulation Unit Value at end of
   period                                    $14.555          $15.137          $12.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41                6                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.718          $10.512
  Accumulation Unit Value at end of
   period                                    $12.207          $11.466          $10.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,641            1,079               21
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.582          $10.247          $10.170
  Accumulation Unit Value at end of
   period                                    $11.043          $10.582          $10.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               43                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.785          $12.081          $11.482
  Accumulation Unit Value at end of
   period                                    $13.447          $13.785          $12.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               11                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.103          $12.053          $11.490
  Accumulation Unit Value at end of
   period                                    $12.999          $13.103          $12.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29                5                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.619          $12.155          $11.425
  Accumulation Unit Value at end of
   period                                    $12.604          $13.619          $12.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    139               44                1
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.714          $12.114          $11.393
  Accumulation Unit Value at end of
   period                                    $12.758          $13.714          $12.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                3                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.834          $11.628          $11.364
  Accumulation Unit Value at end of
   period                                    $14.615          $14.834          $11.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               43                1
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.151          $10.873          $10.520
  Accumulation Unit Value at end of
   period                                    $12.620          $12.151          $10.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               41                1
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.880          $10.876          $10.797
  Accumulation Unit Value at end of
   period                                    $12.241          $12.880          $10.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               16                1
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.244          $10.480          $10.668
  Accumulation Unit Value at end of
   period                                    $11.442          $12.244          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               11                -

                                                                    APP B-27

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.120          $12.337          $11.407
  Accumulation Unit Value at end of
   period                                    $13.971          $14.120          $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               12                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.332          $12.084          $11.402
  Accumulation Unit Value at end of
   period                                    $12.945          $13.332          $12.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                7                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.495          $10.776          $10.569
  Accumulation Unit Value at end of
   period                                    $12.179          $11.495          $10.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    543              283                8
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.305          $11.280          $10.911
  Accumulation Unit Value at end of
   period                                    $12.438          $12.305          $11.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               45                1
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.023          $11.768          $11.180
  Accumulation Unit Value at end of
   period                                    $12.898          $13.023          $11.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    232              101                2
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.612          $11.330          $10.887
  Accumulation Unit Value at end of
   period                                    $12.163          $12.612          $11.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    143               75                2
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.257          $11.997          $11.474
  Accumulation Unit Value at end of
   period                                    $13.043          $13.257          $11.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    273              109                3
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.390          $11.950          $11.535
  Accumulation Unit Value at end of
   period                                    $13.579          $13.390          $11.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               31                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.871          $12.237          $11.532
  Accumulation Unit Value at end of
   period                                    $13.807          $13.871          $12.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.403          $12.815          $11.919
  Accumulation Unit Value at end of
   period                                    $12.590          $15.403          $12.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               28                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.486          $12.505          $12.045
  Accumulation Unit Value at end of
   period                                    $11.977          $13.486          $12.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170               73                1

APP B-28

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.523          $11.013          $10.491
  Accumulation Unit Value at end of
   period                                    $12.342          $12.523          $11.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    443              228               20
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.235          $12.395          $11.810
  Accumulation Unit Value at end of
   period                                    $12.228          $13.235          $12.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    118               30                -

C SHARE

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.827           $9.031           $7.355
  Accumulation Unit Value at end of
   period                                     $9.399           $9.827           $9.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               32               20
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.008           $6.811           $5.138
  Accumulation Unit Value at end of
   period                                     $5.570           $7.008           $6.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               32               20
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.763           $9.418           $6.692
  Accumulation Unit Value at end of
   period                                    $10.604          $11.763           $9.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               28                2
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.877          $11.639          $11.051
  Accumulation Unit Value at end of
   period                                    $12.833          $12.877          $11.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86              105                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.622          $12.330          $11.536
  Accumulation Unit Value at end of
   period                                    $13.280          $13.622          $12.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                8                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.037          $10.539          $10.402
  Accumulation Unit Value at end of
   period                                    $11.525          $11.037          $10.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               68                7
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.970          $10.605          $10.562
  Accumulation Unit Value at end of
   period                                    $11.286          $10.970          $10.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                4                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.777          $12.534          $11.667
  Accumulation Unit Value at end of
   period                                    $12.886          $13.777          $12.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               23                3

                                                                    APP B-29

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.601          $12.374          $11.738
  Accumulation Unit Value at end of
   period                                    $12.186          $13.601          $12.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                6                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.160          $12.588          $11.867
  Accumulation Unit Value at end of
   period                                    $12.055          $15.160          $12.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                9                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.297          $12.243          $11.549
  Accumulation Unit Value at end of
   period                                    $13.461          $14.297          $12.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               56                3
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.231          $12.070          $11.383
  Accumulation Unit Value at end of
   period                                    $12.777          $13.231          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               26                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.001          $12.325          $11.843
  Accumulation Unit Value at end of
   period                                    $11.001          $13.001          $12.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               41                1
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.345          $12.370          $11.470
  Accumulation Unit Value at end of
   period                                    $12.139          $14.345          $12.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               12                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.794           $8.490           $6.352
  Accumulation Unit Value at end of
   period                                     $9.393           $9.794           $8.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112              122              103
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.253           $8.871           $6.434
  Accumulation Unit Value at end of
   period                                     $9.897          $11.253           $8.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               70               31
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.074          $11.204          $10.778
  Accumulation Unit Value at end of
   period                                    $12.443          $12.074          $11.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               18                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.985          $12.211          $11.290
  Accumulation Unit Value at end of
   period                                    $13.120          $13.985          $12.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                1
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.236          $11.920          $11.041
  Accumulation Unit Value at end of
   period                                    $13.357          $13.236          $11.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               43                -

APP B-30

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.965          $11.735          $11.196
  Accumulation Unit Value at end of
   period                                    $14.590          $13.965          $11.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               21                1
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.555          $12.304          $12.142
  Accumulation Unit Value at end of
   period                                    $14.752          $15.555          $12.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.665          $12.453          $11.560
  Accumulation Unit Value at end of
   period                                    $14.688          $15.665          $12.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.117          $11.077          $10.611
  Accumulation Unit Value at end of
   period                                    $12.249          $12.117          $11.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               40                1
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.642           $8.389           $5.837
  Accumulation Unit Value at end of
   period                                     $8.428           $9.642           $8.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    895              926              732
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.529           $8.469           $6.832
  Accumulation Unit Value at end of
   period                                     $9.510           $9.529           $8.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               79               26
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.829           $8.800           $7.154
  Accumulation Unit Value at end of
   period                                     $9.825           $9.829           $8.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    543              593              408
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.123           $7.206           $5.385
  Accumulation Unit Value at end of
   period                                     $6.901           $8.123           $7.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                9
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.891           $8.642           $6.163
  Accumulation Unit Value at end of
   period                                     $8.853           $9.891           $8.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                2
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.264           $8.715           $6.580
  Accumulation Unit Value at end of
   period                                     $9.220          $10.264           $8.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123              132               98
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.973           $7.736           $6.050
  Accumulation Unit Value at end of
   period                                     $8.067           $8.973           $7.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133              138               55

                                                                    APP B-31

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.005          $11.349           $7.645
  Accumulation Unit Value at end of
   period                                    $13.433          $13.005          $11.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               62                4
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.707          $12.139          $11.417
  Accumulation Unit Value at end of
   period                                    $13.740          $13.707          $12.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.289           $8.224           $6.246
  Accumulation Unit Value at end of
   period                                     $7.884           $9.289           $8.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               27                7
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.147           $1.162           $1.177
  Accumulation Unit Value at end of
   period                                     $1.132           $1.147           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55,088           55,218           72,357
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.401           $8.493           $6.658
  Accumulation Unit Value at end of
   period                                     $9.917          $10.401           $8.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                1
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.859          $10.238           $9.022
  Accumulation Unit Value at end of
   period                                    $11.463          $10.859          $10.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    822              953              657
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.044           $9.808           $9.617
  Accumulation Unit Value at end of
   period                                    $10.392          $10.044           $9.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               48               10
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.846           $8.703           $7.093
  Accumulation Unit Value at end of
   period                                     $9.524           $9.846           $8.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               68                1
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.895           $9.180           $7.270
  Accumulation Unit Value at end of
   period                                     $9.733           $9.895           $9.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.475           $8.528           $6.407
  Accumulation Unit Value at end of
   period                                     $8.694           $9.475           $8.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               59               14
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.540          $12.062          $11.373
  Accumulation Unit Value at end of
   period                                    $12.490          $13.540          $12.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -

APP B-32

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.381           $8.997           $7.543
  Accumulation Unit Value at end of
   period                                    $11.118          $11.381           $8.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               36                7
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.244          $11.050           $8.339
  Accumulation Unit Value at end of
   period                                    $12.609          $12.244          $11.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               57               50
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.735          $10.844          $10.784
  Accumulation Unit Value at end of
   period                                    $12.000          $12.735          $10.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.391           $8.107           $6.911
  Accumulation Unit Value at end of
   period                                     $8.702           $9.391           $8.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               21               17
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.432           $9.193           $6.785
  Accumulation Unit Value at end of
   period                                    $10.235          $10.432           $9.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.735           $8.899           $7.127
  Accumulation Unit Value at end of
   period                                     $9.372           $9.735           $8.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.564          $10.933           $9.561
  Accumulation Unit Value at end of
   period                                    $12.148          $11.564          $10.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    232              246               43
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.092           $9.330           $8.033
  Accumulation Unit Value at end of
   period                                    $10.115          $10.092           $9.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               87               80
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.638           $8.784           $7.271
  Accumulation Unit Value at end of
   period                                     $9.465           $9.638           $8.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    328              330              238
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.452          $11.281          $10.868
  Accumulation Unit Value at end of
   period                                    $11.907          $12.452          $11.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               27                1
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.089          $11.946          $11.454
  Accumulation Unit Value at end of
   period                                    $12.769          $13.089          $11.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               35                -

                                                                    APP B-33

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.220          $11.899          $11.514
  Accumulation Unit Value at end of
   period                                    $13.293          $13.220          $11.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.695          $12.185          $11.511
  Accumulation Unit Value at end of
   period                                    $13.517          $13.695          $12.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.207          $12.760          $11.898
  Accumulation Unit Value at end of
   period                                    $12.325          $15.207          $12.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.315          $12.452          $12.023
  Accumulation Unit Value at end of
   period                                    $11.725          $13.315          $12.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               23                1
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.364          $10.966          $10.472
  Accumulation Unit Value at end of
   period                                    $12.082          $12.364          $10.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               96                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.067          $12.342          $11.789
  Accumulation Unit Value at end of
   period                                    $11.971          $13.067          $12.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                8                -

I SHARE

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.053          $11.870          $11.397
  Accumulation Unit Value at end of
   period                                    $12.616          $13.053          $11.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.966          $12.469          $12.127
  Accumulation Unit Value at end of
   period                                    $10.414          $12.966          $12.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.653          $13.195          $12.248
  Accumulation Unit Value at end of
   period                                    $15.172          $16.653          $13.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.082          $11.701          $11.076
  Accumulation Unit Value at end of
   period                                    $13.175          $13.082          $11.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -

APP B-34

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.838          $12.395          $11.561
  Accumulation Unit Value at end of
   period                                    $13.633          $13.838          $12.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.213          $10.595          $10.424
  Accumulation Unit Value at end of
   period                                    $11.832          $11.213          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.144          $10.661          $10.585
  Accumulation Unit Value at end of
   period                                    $11.586          $11.144          $10.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.996          $12.600          $11.692
  Accumulation Unit Value at end of
   period                                    $13.229          $13.996          $12.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                5                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.817          $12.440          $11.763
  Accumulation Unit Value at end of
   period                                    $12.511          $13.817          $12.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.401          $12.655          $11.893
  Accumulation Unit Value at end of
   period                                    $12.376          $15.401          $12.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.524          $12.308          $11.574
  Accumulation Unit Value at end of
   period                                    $13.819          $14.524          $12.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                8                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.441          $12.134          $11.408
  Accumulation Unit Value at end of
   period                                    $13.117          $13.441          $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.207          $12.390          $11.869
  Accumulation Unit Value at end of
   period                                    $11.294          $13.207          $12.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.573          $12.436          $11.495
  Accumulation Unit Value at end of
   period                                    $12.462          $14.573          $12.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.515          $12.451          $11.770
  Accumulation Unit Value at end of
   period                                    $14.069          $14.515          $12.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -

                                                                    APP B-35

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.639          $12.201          $11.514
  Accumulation Unit Value at end of
   period                                    $13.900          $15.639          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.266          $11.263          $10.801
  Accumulation Unit Value at end of
   period                                    $12.774          $12.266          $11.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.207          $12.275          $11.315
  Accumulation Unit Value at end of
   period                                    $13.469          $14.207          $12.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.446          $11.984          $11.065
  Accumulation Unit Value at end of
   period                                    $13.712          $13.446          $11.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.187          $11.797          $11.220
  Accumulation Unit Value at end of
   period                                    $14.978          $14.187          $11.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                2                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.802          $12.369          $12.169
  Accumulation Unit Value at end of
   period                                    $15.145          $15.802          $12.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.914          $12.519          $11.586
  Accumulation Unit Value at end of
   period                                    $15.079          $15.914          $12.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.310          $11.136          $10.634
  Accumulation Unit Value at end of
   period                                    $12.575          $12.310          $11.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                4                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.628          $12.594          $11.729
  Accumulation Unit Value at end of
   period                                    $12.921          $14.628          $12.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               12                1
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.610          $11.970          $11.270
  Accumulation Unit Value at end of
   period                                    $13.726          $13.610          $11.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                8                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.681          $12.122          $11.384
  Accumulation Unit Value at end of
   period                                    $13.820          $13.681          $12.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                6                1

APP B-36

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.116          $12.393          $11.696
  Accumulation Unit Value at end of
   period                                    $12.120          $14.116          $12.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.551          $12.580          $11.761
  Accumulation Unit Value at end of
   period                                    $13.161          $14.551          $12.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.419          $12.116          $11.456
  Accumulation Unit Value at end of
   period                                    $13.089          $14.419          $12.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.582          $12.440          $11.581
  Accumulation Unit Value at end of
   period                                    $13.248          $14.582          $12.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.301          $12.349          $11.130
  Accumulation Unit Value at end of
   period                                    $14.927          $14.301          $12.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                5                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.925          $12.203          $11.442
  Accumulation Unit Value at end of
   period                                    $14.106          $13.925          $12.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.099          $12.352          $12.002
  Accumulation Unit Value at end of
   period                                    $12.093          $14.099          $12.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.959           $9.989           $9.998
  Accumulation Unit Value at end of
   period                                     $9.930           $9.959           $9.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               12                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.183          $12.268          $11.544
  Accumulation Unit Value at end of
   period                                    $14.629          $15.183          $12.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.501          $10.729          $10.516
  Accumulation Unit Value at end of
   period                                    $12.268          $11.501          $10.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               15                2
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.614          $10.257          $10.175
  Accumulation Unit Value at end of
   period                                    $11.098          $10.614          $10.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -

                                                                    APP B-37

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.826          $12.094          $11.487
  Accumulation Unit Value at end of
   period                                    $13.515          $13.826          $12.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.362                -                -  (a)
  Accumulation Unit Value at end of
   period                                    $11.043                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.142          $12.066          $11.494
  Accumulation Unit Value at end of
   period                                    $13.064          $13.142          $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.660          $12.167          $11.430
  Accumulation Unit Value at end of
   period                                    $12.667          $13.660          $12.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.756          $12.126          $11.398
  Accumulation Unit Value at end of
   period                                    $12.822          $13.756          $12.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.878          $11.639          $11.369
  Accumulation Unit Value at end of
   period                                    $14.688          $14.878          $11.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.183          $10.880          $10.523
  Accumulation Unit Value at end of
   period                                    $12.679          $12.183          $10.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.915          $10.883          $10.800
  Accumulation Unit Value at end of
   period                                    $12.298          $12.915          $10.883
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.276          $10.487          $10.670
  Accumulation Unit Value at end of
   period                                    $11.495          $12.276          $10.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.162          $12.349          $11.411
  Accumulation Unit Value at end of
   period                                    $14.041          $14.162          $12.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.372          $12.096          $11.407
  Accumulation Unit Value at end of
   period                                    $13.010          $13.372          $12.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

APP B-38

-------------------------------------------------------------------------------

                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.530          $10.787          $10.574
  Accumulation Unit Value at end of
   period                                    $12.240          $11.530          $10.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               14                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.342          $11.292          $10.916
  Accumulation Unit Value at end of
   period                                    $12.500          $12.342          $11.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.062          $11.780          $11.185
  Accumulation Unit Value at end of
   period                                    $12.962          $13.062          $11.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.650          $11.341          $10.891
  Accumulation Unit Value at end of
   period                                    $12.224          $12.650          $11.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -               11                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.297          $12.009          $11.479
  Accumulation Unit Value at end of
   period                                    $13.109          $13.297          $12.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                7                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.430          $11.962          $11.540
  Accumulation Unit Value at end of
   period                                    $13.647          $13.430          $11.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.912          $12.249          $11.537
  Accumulation Unit Value at end of
   period                                    $13.877          $13.912          $12.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.449          $12.828          $11.924
  Accumulation Unit Value at end of
   period                                    $12.654          $15.449          $12.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.526          $12.518          $12.050
  Accumulation Unit Value at end of
   period                                    $12.037          $13.526          $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.561          $11.024          $10.495
  Accumulation Unit Value at end of
   period                                    $12.404          $12.561          $11.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               12                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.275          $12.407          $11.815
  Accumulation Unit Value at end of
   period                                    $12.290          $13.275          $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -

(a)  Inception date May 2, 2011.

                                                                    APP B-39

-------------------------------------------------------------------------------

L SHARE

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.528          $10.297
  Accumulation Unit Value at end of
   period                                    $10.059          $10.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.629          $10.441
  Accumulation Unit Value at end of
   period                                     $8.439          $10.629
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.427          $10.538
  Accumulation Unit Value at end of
   period                                    $10.291          $11.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.799          $10.439
  Accumulation Unit Value at end of
   period                                    $10.752          $10.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.832          $10.345
  Accumulation Unit Value at end of
   period                                    $10.550          $10.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59                1
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.816           $9.921
  Accumulation Unit Value at end of
   period                                    $10.241           $9.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.775           $9.902
  Accumulation Unit Value at end of
   period                                    $10.046           $9.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.743          $10.389
  Accumulation Unit Value at end of
   period                                    $10.039          $10.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.783          $10.444
  Accumulation Unit Value at end of
   period                                     $9.652          $10.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.934          $10.574
  Accumulation Unit Value at end of
   period                                     $8.686          $10.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     80                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.163          $10.584
  Accumulation Unit Value at end of
   period                                    $10.499          $11.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    368                4

APP B-40

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010
---------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.913          $10.432
  Accumulation Unit Value at end of
   period                                    $10.528          $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    318                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.436          $10.318
  Accumulation Unit Value at end of
   period                                     $8.822          $10.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    289                5
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.545          $10.356
  Accumulation Unit Value at end of
   period                                     $8.914          $10.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.181          $10.520
  Accumulation Unit Value at end of
   period                                    $10.713          $11.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141                2
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.887          $10.551
  Accumulation Unit Value at end of
   period                                     $9.565          $10.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101                2
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.995          $10.048
  Accumulation Unit Value at end of
   period                                    $10.290           $9.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.981          $10.382
  Accumulation Unit Value at end of
   period                                    $10.291          $10.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.457          $10.260
  Accumulation Unit Value at end of
   period                                    $10.542          $10.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40                1
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.797          $10.340
  Accumulation Unit Value at end of
   period                                    $11.269          $10.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31                1
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.725          $10.775
  Accumulation Unit Value at end of
   period                                    $11.109          $11.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.412          $10.538
  Accumulation Unit Value at end of
   period                                    $10.690          $11.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -

                                                                    APP B-41

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010
--------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.081          $10.052
  Accumulation Unit Value at end of
   period                                    $10.180          $10.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81                3
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.257          $10.681
  Accumulation Unit Value at end of
   period                                     $9.829          $11.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    151               10
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.067          $10.566
  Accumulation Unit Value at end of
   period                                    $11.034          $11.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47                4
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.941          $10.394
  Accumulation Unit Value at end of
   period                                    $10.925          $10.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91                6
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.167          $10.738
  Accumulation Unit Value at end of
   period                                     $9.478          $11.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.896          $10.508
  Accumulation Unit Value at end of
   period                                     $9.742          $10.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.503          $10.816
  Accumulation Unit Value at end of
   period                                    $10.322          $11.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.352          $10.715
  Accumulation Unit Value at end of
   period                                    $10.196          $11.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50                4
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.364          $10.279
  Accumulation Unit Value at end of
   period                                    $10.694          $10.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72                3
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.020          $10.493
  Accumulation Unit Value at end of
   period                                    $11.036          $11.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.698          $10.486
  Accumulation Unit Value at end of
   period                                     $9.071          $10.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26                -

APP B-42

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010
--------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.964           $9.982
  Accumulation Unit Value at end of
   period                                     $9.820           $9.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.547          $10.600
  Accumulation Unit Value at end of
   period                                    $10.999          $11.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.896           $9.937
  Accumulation Unit Value at end of
   period                                    $10.435           $9.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    232               21
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.749           $9.911
  Accumulation Unit Value at end of
   period                                    $10.077           $9.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127          $10.440
  Accumulation Unit Value at end of
   period                                    $10.753          $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.348                -  (a)
  Accumulation Unit Value at end of
   period                                    $10.943                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.863          $10.355
  Accumulation Unit Value at end of
   period                                    $10.675          $10.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.704          $10.458
  Accumulation Unit Value at end of
   period                                     $9.812          $10.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123                2
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.905          $10.400
  Accumulation Unit Value at end of
   period                                    $10.049          $10.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                1
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.604          $10.611
  Accumulation Unit Value at end of
   period                                    $11.324          $11.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35                3
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.248          $10.209
  Accumulation Unit Value at end of
   period                                    $10.543          $10.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57                1

                                                                    APP B-43

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010
--------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.287          $10.665
  Accumulation Unit Value at end of
   period                                    $10.625          $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.261          $10.600
  Accumulation Unit Value at end of
   period                                    $10.424          $11.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.216          $10.593
  Accumulation Unit Value at end of
   period                                    $10.993          $11.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.940          $10.476
  Accumulation Unit Value at end of
   period                                    $10.521          $10.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.877           $9.950
  Accumulation Unit Value at end of
   period                                    $10.365           $9.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    194               13
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.486          $10.243
  Accumulation Unit Value at end of
   period                                    $10.498          $10.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.889          $10.441
  Accumulation Unit Value at end of
   period                                    $10.682          $10.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    142                4
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.456          $10.326
  Accumulation Unit Value at end of
   period                                     $9.989          $10.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73                2
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.655          $10.342
  Accumulation Unit Value at end of
   period                                    $10.384          $10.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     96                3
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.923          $10.430
  Accumulation Unit Value at end of
   period                                    $10.972          $10.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.082          $10.520
  Accumulation Unit Value at end of
   period                                    $10.927          $11.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -

APP B-44

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010
---------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.120          $10.541
  Accumulation Unit Value at end of
   period                                     $9.003          $11.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67                1
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.682          $10.493
  Accumulation Unit Value at end of
   period                                     $9.397          $10.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76                2
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.050           $9.982
  Accumulation Unit Value at end of
   period                                     $9.810          $10.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    127                5
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.685          $10.415
  Accumulation Unit Value at end of
   period                                     $9.778          $10.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51                -

(a)  Inception date May 2, 2011.

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - FUND DATA

I. INVESTMENT OPTIONS (STANDARD)

                                                         INVESTMENT                                   INVESTMENT
FUNDING OPTION                                        OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation   Long-term capital growth                     Invesco Advisers, Inc.
  Fund - Series II
 Invesco V.I. Core Equity Fund - Series  Seeks long-term growth of capital            Invesco Advisers, Inc.
  II
 Invesco V.I. International Growth Fund  Seeks long-term growth of capital            Invesco Advisers, Inc.
  - Series II
 Invesco V.I. Mid Cap Core Equity Fund   Seeks long-term growth of capital            Invesco Advisers, Inc.
  - Series II
 Invesco V.I. Small Cap Equity Fund -    Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series II
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth   Maximize total return consistent with        AllianceBernstein, L.P.
  Strategy Portfolio - Class B           Adviser's determination of reasonable risk
 AllianceBernstein VPS International     Seeks long-term growth of capital            AllianceBernstein, L.P.
  Value Portfolio - Class B
 AllianceBernstein VPS Small/Mid Cap     Seeks long-term growth of capital            AllianceBernstein, L.P.
  Value Portfolio - Class B
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  Portfolio - Service Class 2                                                         Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Mid Cap Portfolio -     Seeks long-term growth of capital            Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Strategic Income        Seeks a high level of current income. The    Fidelity Investments Money Management
  Portfolio - Service Class 2            fund may also seek capital appreciation
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities     Seeks capital appreciation                   Franklin Advisers, Inc.
  Fund - Class 4
 Franklin Income Securities Fund -       Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  Class 4                                prospects for capital appreciation
 Franklin Rising Dividends Securities    Seeks long-term capital appreciation with    Franklin Advisory Services, LLC
  Fund - Class 4                         preservation of capital as an important
                                         consideration
 Franklin Small Cap Value Securities     Seeks long-term total return                 Franklin Advisory Services, LLC
  Fund - Class 4
 Franklin Small-Mid Cap Growth           Seeks long-term capital growth               Franklin Advisers, Inc.
  Securities Fund - Class 4
 Franklin Strategic Income Securities    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Fund - Class 4                         capital appreciation over the long term as
                                         a secondary goal

APP C-2

-------------------------------------------------------------------------------

                                                         INVESTMENT                                   INVESTMENT
FUNDING OPTION                                        OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Mutual Global Discovery Securities      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  Fund - Class 4                                                                      Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 Mutual Shares Securities Fund - Class   Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  4                                      secondary goal
 Templeton Foreign Securities Fund -     Seeks long-term capital growth               Templeton Investment Counsel, LLC
  Class 4
 Templeton Global Bond Securities Fund   Seeks high current income, consistent with   Franklin Advisers, Inc.
  - Class 4                              preservation of capital, with capital
                                         appreciation as a secondary consideration
 Templeton Growth Securities Fund -      Seeks long-term capital growth               Templeton Global Advisors Limited
  Class 4                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd. and Franklin Templeton Investments
                                                                                      (Asia) Limited
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Seeks capital appreciation                   HL Investment Advisors, LLC
  - Class IA                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS Fund - Class IA                    providing shareholders with a high level of  Sub-advised by Wellington Management
                                         current income consistent with prudent       Company, LLP
                                         investment risk
HARTFORD SERIES FUND, INC.
 American Funds Asset Allocation HLS     Seeks high total return (including income    HL Investment Advisors, LLC
  Fund - Class IB                        and capital gains) consistent with
                                         preservation of capital over the long term.
 American Funds Blue Chip Income and     Seeks to produce income exceeding the        HL Investment Advisors, LLC
  Growth HLS Fund - Class IB             average yield on U.S. stocks generally and
                                         to provide an opportunity for growth of
                                         principal consistent with sound common
                                         stock investing.
 American Funds Bond HLS Fund - Class    Seeks to maximize current income and         HL Investment Advisors, LLC
  IB                                     preservation of capital.
 American Funds Global Bond HLS Fund -   Seeks a high level of total return over the  HL Investment Advisors, LLC
  Class IB                               long term
 American Funds Global Growth and        Seeks growth of capital over time and        HL Investment Advisors, LLC
  Income HLS Fund - Class IB             current income
 American Funds Global Growth HLS Fund   Seeks long-term growth of capital            HL Investment Advisors, LLC
  - Class IB
 American Funds Global Small             Seeks growth of capital over time            HL Investment Advisors, LLC
  Capitalization HLS Fund - Class IB
 American Funds Growth HLS Fund - Class  Seeks growth of capital                      HL Investment Advisors, LLC
  IB
 American Funds Growth-Income HLS Fund   Seeks long-term growth of capital and        HL Investment Advisors, LLC
  - Class IB                             income over time
 American Funds International HLS Fund   Seeks long-term growth of capital over time  HL Investment Advisors, LLC
  - Class IB
 American Funds New World HLS Fund -     Seeks long-term capital appreciation         HL Investment Advisors, LLC
  Class IB

                                                                     APP C-3

-------------------------------------------------------------------------------

                                                         INVESTMENT                                   INVESTMENT
FUNDING OPTION                                        OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      HL Investment Advisors, LLC
  - Class IA                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund -  Seeks growth of capital                      HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         HL Investment Advisors, LLC
  - Class IA                             consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund -       Seeks growth of capital                      HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund -     Seeks long-term capital appreciation         HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Growth HLS Fund - Class IA     Seeks long-term capital appreciation         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund - Class    Seeks to provide high current income, and    HL Investment Advisors, LLC
  IA                                     long-term return                             Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Index HLS Fund - Class IB      Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate.
 Hartford International Opportunities    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS Fund - Class IA                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Money Market HLS Fund - Class  Maximum current income consistent with       HL Investment Advisors, LLC
  IA*                                    liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Small Company HLS Fund -       Seeks growth of capital                      HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund -   Seeks a competitive total return, with       HL Investment Advisors, LLC
  Class IA                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Value HLS Fund - Class IA      Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio -  Seeks high current income and the            Lord, Abbett & Co. LLC
  Class VC                               opportunity for capital appreciation to
                                         produce a high total return
 Lord Abbett Fundamental Equity          Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio - Class VC                   income without excessive fluctuations in
                                         market value
 Lord Abbett Growth and Income           Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio - Class VC                   income without excessive fluctuations in
                                         market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service Class    Seeks capital appreciation                   MFS Investment Management

APP C-4

-------------------------------------------------------------------------------

                                                         INVESTMENT                                   INVESTMENT
FUNDING OPTION                                        OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -         Seeks capital appreciation                   MFS Investment Management
  Service Class
 MFS(R) Research Bond Series - Service   Total return with an emphasis on current     MFS Investment Management
  Class                                  income, but also considering capital
                                         appreciation
 MFS(R) Total Return Series - Service    Seeks total return                           MFS Investment Management
  Class
 MFS(R) Value Series - Service Class     Seeks capital appreciation                   MFS Investment Management
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund - Class    Capital growth and current income            Putnam Investment Management, LLC
  IB
 Putnam VT Investors Fund - Class IB     Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 Putnam VT Voyager Fund - Class IB       Capital appreciation                         Putnam Investment Management, LLC
 Fixed Accumulation Feature**            Preservation of capital                      General Account

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to C Share and I Share products.

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D - CONTRACT EXCHANGE PROGRAM

This program is not available if The Hartford's Personal Retirement Manager is approved in your state.

This notice provides important points to think about before you exchange qualifying existing variable annuity(ies) for Hartford's Personal Retirement Manager variable annuity. You should review the prospectus for Hartford's Personal Retirement Manager variable annuity ("Prospectus") for more information about Hartford's Personal Retirement Manager contract ("Replacement Contract") between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") and its risks. You can obtain a copy of the Prospectus and the statement of additional information ("SAI"), as filed with the Securities and Exchange Commission, free of charge, by contacting us.

We are offering Eligible Contract Owners (as defined below) the opportunity to exchange an Eligible Contract (as defined below) for a Replacement Contract. We reserve the right to start and stop this offer, in whole or in part, at any time without notice.

I. WHO IS ELIGIBLE TO PARTICIPATE IN THIS EXCHANGE PROGRAM?

This exchange program is available to Contract Owners who meet ALL of the following qualifications. We call contract owners that meet all of these qualifications "Eligible Contract Owners":

- You must own an Access, Core, Outlook or Plus version of one or more of the following series of contracts ("Eligible Contracts") as of the Exchange Date (as defined below).

X  Director Series VII, VIII; Director M

X  Hartford Leaders Series I, II, III, IV

- The Owner(s), Annuitant and Beneficiary in all Eligible Contracts must remain the same in the Replacement Contract.

- The Contract Value of all Eligible Contracts (or the cumulative Contract Value of multiple Eligible Contracts) must meet the Contract Value minimum requirements for the Replacement Contract as of the Exchange Date. All Contract Value within Eligible Contracts that you decide to exchange must be exchanged; partial exchanges are not permitted.

- For Access version Contracts, You must have owned Eligible Contract(s) for at least 12 months from the original contract issue date of the youngest Eligible Contract to be exchanged and all subsequent Premium Payments must be at least 12 months old.

- You must be a customer of a Financial Intermediary who is participating in this program.

- Your Eligible Contract(s) include an IRA, Roth IRA, SEP IRA, Simple IRA, SAR SEP IRA, or Non-Qualified plan type.

- The following table shows the share class of a Replacement Contract that you may exchange an Eligible Contract for:

   ELIGIBLE CONTRACT SHARE CLASS          REPLACEMENT CONTRACT SHARE CLASS
--------------------------------------------------------------------------------
            Core & Plus                                   B
              Access                                      C
              Outlook                                  L* or C

                * Not every contract share class is available through your Financial Intermediary.

-   You must not:

X Be age 81 or older as of the Exchange Date (including any other Contract Owner(s) and the Annuitant).

X Have any Premium Payments that are still subject to contingent deferred sales charges (CDSC).

II. WHAT ARE SOME KEY DIFFERENCES BETWEEN THESE CONTRACTS?

    (I) FEES AND EXPENSES

This section compares some of the fees and expenses that may differ between an Eligible Contract and a Replacement Contract.

APP D-2

-------------------------------------------------------------------------------

TABLE 1 - CONTRACT TRANSACTION EXPENSES

The first set of tables describes the charges you pay at the time you buy a Contract or withdraw Contract Value, including commutation of the Personal Pension Account values. These tables do not show potential annual maintenance fees, (1) annual fund operating expenses, optional rider fees, premium taxes and other taxes that may apply.

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
ACCESS/C SHARE CONTRACTS            CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                   1.30%         0.20%         0.00%
Director Access Series I
 Contract Years 1-7                    1.50%         0.00%         0.00%
Director Access Series I
 Contract Years 8+                     1.25%         0.00%         0.00%
Director Access Series II              1.50%         0.00%         0.00%
Director M Access                      1.45%         0.20%         0.00%
Hartford Leaders Access
 Series I Contract Years 1-7           1.50%         0.15%         0.00%
Hartford Leaders Access
 Series I Contract Years 8+            1.25%         0.15%         0.00%
Hartford Leaders Access
 Series II                             1.50%         0.15%         0.00%


                                                        CONTINGENT DEFERRED SALES CHARGE YEAR (2)
ACCESS/C SHARE CONTRACTS        1          2          3          4          5          6          7          8          9+
-----------------------------  --------------------------------------------------------------------------------------------
Replacement Contract              2%         0%         0%         0%         0%         0%         0%         0%         0%
Director Access Series I
 Contract Years 1-7               0%         0%         0%         0%         0%         0%         0%         0%         0%
Director Access Series I
 Contract Years 8+                0%         0%         0%         0%         0%         0%         0%         0%         0%
Director Access Series II         0%         0%         0%         0%         0%         0%         0%         0%         0%
Director M Access                 0%         0%         0%         0%         0%         0%         0%         0%         0%
Hartford Leaders Access
 Series I Contract Years 1-7      0%         0%         0%         0%         0%         0%         0%         0%         0%
Hartford Leaders Access
 Series I Contract Years 8+       0%         0%         0%         0%         0%         0%         0%         0%         0%
Hartford Leaders Access
 Series II                        0%         0%         0%         0%         0%         0%         0%         0%         0%

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
CORE/B SHARE CONTRACTS              CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                   0.30%         0.20%         0.75%
Director Series VII                    1.25%         0.00%         0.00%
Director Series VIII                   1.15%         0.00%         0.00%
Director M                             0.95%         0.20%         0.00%
Hartford Leaders Series I              1.25%         0.15%         0.00%
Hartford Leaders Series II             1.20%         0.15%         0.00%
Hartford Leaders Series III            1.15%         0.20%         0.00%
Hartford Leaders Series IV             1.05%         0.20%         0.00%


                                                        CONTINGENT DEFERRED SALES CHARGE YEAR (2)
CORE/B SHARE CONTRACTS          1          2          3          4          5          6          7          8          9+
-----------------------------  --------------------------------------------------------------------------------------------
Replacement Contract              7%         7%         7%         6%         5%         4%         3%         2%         0%
Director Series VII               7%         6%         6%         5%         4%         3%         2%         0%         0%
Director Series VIII              7%         7%         7%         6%         5%         4%         3%         0%         0%
Director M                        7%         7%         7%         6%         5%         4%         3%         0%         0%
Hartford Leaders Series I         7%         6%         6%         5%         4%         3%         2%         0%         0%
Hartford Leaders Series II        7%         7%         7%         6%         5%         4%         3%         0%         0%
Hartford Leaders Series III       7%         7%         7%         6%         5%         4%         3%         0%         0%
Hartford Leaders Series IV        7%         7%         7%         6%         5%         4%         3%         0%         0%

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
OUTLOOK/L SHARE CONTRACTS           CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                   1.25%         0.20%         0.00%
Director Outlook Series I              1.45%         0.00%         0.00%
Director Outlook Series II             1.40%         0.00%         0.00%
Director M Outlook                     1.40%         0.20%         0.00%
Hartford Leaders Outlook
 Series I                              1.50%         0.20%         0.00%
Hartford Leaders Outlook
 Series II                             1.50%         0.20%         0.00%
Hartford Leaders Outlook
 Series III                            1.50%         0.20%         0.00%
Hartford Leaders Outlook
 Series IV                             1.45%         0.20%         0.00%
The Director Outlook Series I          1.45%         0.00%         0.00%


                                                    CONTINGENT DEFERRED SALES CHARGE YEAR (2)
OUTLOOK/L SHARE CONTRACTS       1         2         3         4         5         6         7         8        9+
-----------------------------  -----------------------------------------------------------------------------------
Replacement Contract             7%        6%        5%        4%        0%        0%        0%        0%        0%
Director Outlook Series I        2%        0%        0%        0%        0%        0%        0%        0%        0%
Director Outlook Series II       6%        5%        4%        0%        0%        0%        0%        0%        0%
Director M Outlook               7%        6%        5%        4%        0%        0%        0%        0%        0%
Hartford Leaders Outlook
 Series I                        7%        6%        5%        4%        0%        0%        0%        0%        0%
Hartford Leaders Outlook
 Series II                       6%        5%        4%        0%        0%        0%        0%        0%        0%
Hartford Leaders Outlook
 Series III                      6%        5%        4%        0%        0%        0%        0%        0%        0%
Hartford Leaders Outlook
 Series IV                       7%        6%        5%        4%        0%        0%        0%        0%        0%
The Director Outlook Series I    7%        6%        5%        4%        0%        0%        0%        0%        0%

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
OUTLOOK/C SHARE CONTRACTS           CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                  1.30%         0.20%         0.00%
Director Outlook Series I             1.45%         0.00%         0.00%
Director Outlook Series II            1.40%         0.00%         0.00%
Director M Outlook                    1.40%         0.20%         0.00%
Hartford Leaders Outlook              1.50%         0.20%         0.00%
 Series I
Hartford Leaders Outlook              1.50%         0.20%         0.00%
 Series II
Hartford Leaders Outlook              1.50%         0.20%         0.00%
 Series III
Hartford Leaders Outlook              1.45%         0.20%         0.00%
 Series IV
The Director Outlook Series I         1.45%         0.00%         0.00%


                                                    CONTINGENT DEFERRED SALES CHARGE YEAR (2)
OUTLOOK/C SHARE CONTRACTS       1         2         3         4         5         6         7         8        9+
-----------------------------  -----------------------------------------------------------------------------------
Replacement Contract            2%        0%        0%        0%        0%        0%        0%        0%        0%
Director Outlook Series I       2%        0%        0%        0%        0%        0%        0%        0%        0%
Director Outlook Series II      6%        5%        4%        0%        0%        0%        0%        0%        0%
Director M Outlook              7%        6%        5%        4%        0%        0%        0%        0%        0%
Hartford Leaders Outlook        7%        6%        5%        4%        0%        0%        0%        0%        0%
 Series I
Hartford Leaders Outlook        6%        5%        4%        0%        0%        0%        0%        0%        0%
 Series II
Hartford Leaders Outlook        6%        5%        4%        0%        0%        0%        0%        0%        0%
 Series III
Hartford Leaders Outlook        7%        6%        5%        4%        0%        0%        0%        0%        0%
 Series IV
The Director Outlook Series I   7%        6%        5%        4%        0%        0%        0%        0%        0%

                                                                     APP D-3

-------------------------------------------------------------------------------

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
PLUS/B SHARE CONTRACTS*             CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                   0.30%         0.20%         0.75%
Director Plus Series I                 1.45%         0.00%         0.00%
Director Plus Series II                1.45%         0.00%         0.00%
Director M Plus                        1.40%         0.20%         0.00%
Hartford Leaders Plus Series
 I                                     1.50%         0.15%         0.00%
Hartford Leaders Plus Series
 II                                    1.50%         0.15%         0.00%
Hartford Leaders Plus Series
 III                                   1.50%         0.20%         0.00%
Hartford Leaders Plus Series
 IV                                    1.45%         0.20%         0.00%


                                                        CONTINGENT DEFERRED SALES CHARGE YEAR (2)
PLUS/B SHARE CONTRACTS*         1          2          3          4          5          6          7          8          9+
-----------------------------  --------------------------------------------------------------------------------------------
Replacement Contract              7%         7%         7%         6%         5%         4%         3%         2%         0%
Director Plus Series I            8%         8%         8%         8%         7%         6%         5%         0%         0%
Director Plus Series II           8%         8%         8%         8%         7%         6%         5%         4%         0%
Director M Plus                   8%         8%         8%         8%         7%         6%         5%         4%         0%
Hartford Leaders Plus Series
 I                                8%         8%         8%         8%         7%         6%         5%         0%         0%
Hartford Leaders Plus Series
 II                               8%         8%         8%         8%         7%         6%         5%         4%         0%
Hartford Leaders Plus Series
 III                              8%         8%         8%         8%         7%         6%         5%         4%         0%
Hartford Leaders Plus Series
 IV                               8%         8%         8%         8%         7%         6%         5%         4%         0%

* The Payment Enhancement in the older Plus contracts accounts for some of the higher fees. There is no Payment Enhancement in the Replacement Contract.

(1) Annual Maintenance Fee is waived if the Contract Value is $50,000 or more on any Contract Anniversary or upon Surrender.

(2) Each Contribution has a separate contingent deferred sales charge schedule. The Annual Withdrawal Amount (AWA)(the amount that you may surrender each year without incurring a contingent deferred sales charge (CDSC)) available under the Replacement Contract differs from Eligible Contract(s) (which is generally up to 10% of aggregate Premium Payments). The Replacement Contract AWA is the greater of 5% of the total Premium Payments that are otherwise subject to CDSC, or Contract Value minus Remaining Gross Premiums. The AWA and Remaining Gross Premiums may vary on a daily basis because of fluctuations in Contract Value or transfers of Contract Value into the Personal Pension Account. New contingent deferred sales charges will not be assessed against Contract Value that is exchanged for a Replacement Contract.

(3) The Distribution Charge is based on a percentage of Remaining Gross Premium. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge is reduced to 0% after the completion of eight years after each respective Premium Payment.

TABLE 2 - OPTIONAL BENEFIT CHARGES

The following table shows the range of optional rider charges (4) offered under Eligible Contracts and the Replacement Contract.

RIDER NAME                                     GUARANTEED MINIMUM BENEFIT TYPE            CURRENT         MAXIMUM
--------------------------------------------------------------------------------------------------------------------
ELIGIBLE CONTRACTS
 The Hartford's Principal First           Withdrawals - Set period                     0.35 - 0.75%        0.75%
 The Hartford's Principal First
  Preferred                               Withdrawals - Set period                         0.20%           0.20%
 The Hartford's Lifetime Income Builder   Withdrawals - Lifetime                           0.75%           0.75%
 The Hartford's Lifetime Income Builder
  II                                      Withdrawals - Lifetime                           0.75%           0.75%
 The Hartford's Lifetime Income
  Foundation                              Withdrawals - Lifetime                           0.30%           0.30%
 The Hartford's Lifetime Income Builder
  Selects                                 Withdrawals - Lifetime                           0.85%           1.50%
 The Hartford's Lifetime Income
  Portfolios                              Withdrawals - Lifetime                           1.15%           1.50%
 MAV/MAV Plus                             Death Benefit                                    0.30%           0.30%
 Earnings Protection Benefit              Death Benefit                                    0.20%           0.20%
 Optional Death Benefit/Interest
  Accumulation Value                      Death Benefit                                    0.15%           0.15%
REPLACEMENT CONTRACT
 Return of Premium Death Benefit II (5)   Death Benefit                                    0.25%           0.75%
 Maximum Anniversary Value (5)            Death Benefit                                    0.30%           1.50%

(4) Fees and expenses associated with electing the Personal Pension Account are included as part of credited rates and payout rates and are therefore not shown. The Hartford's Principal First, The Hartford's Principal First Preferred and MAV/MAV Plus charges are a percentage of the daily Account Value. The Hartford's Lifetime Income Builder charges are a percentage of Benefit Amount. The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios charges are a percentage of Payment Base.

(5) The Return of Premium II and the Maximum Anniversary Value guaranteed minimum death benefits are offered only through the Replacement Contract.

APP D-4

-------------------------------------------------------------------------------

TABLE 3 - FUND OPERATING EXPENSES

The following table shows the range of annual fund operating expenses (6) for Sub-Accounts available under Eligible Contracts and the Replacement Contract. Total Annual Fund Operating Expenses are for the fiscal year ended December 31, 2009. FOR MORE INFORMATION ABOUT EACH FUND'S FEES AND EXPENSES, INCLUDING APPLICABLE WAIVERS AND/OR REIMBURSEMENT ARRANGEMENTS, SEE THAT FUND'S PROSPECTUS.

                                               MINIMUM            MAXIMUM
------------------------------------------------------------------------------
Replacement Contract (All Share Classes)          0.48%              2.62%
Director VII & VIII                               0.35%              1.11%
Director M, Director M Access, Director
 M Outlook & Director M Plus                      0.35%              1.97%
Hartford Leaders Series I, II, III,
 Hartford Leaders Access I, II, III,
 Hartford Leaders Outlook I, II, III,
 and Hartford Leaders Plus I, II, III             0.48%              1.52%
Director Outlook Series I and II,
 Director Plus I and II                           0.60%              1.36%
Hartford Leaders IV, Hartford Leaders
 Access IV, Hartford Leaders Outlook IV
 and Hartford Leaders Plus IV                     0.48%              2.62%
The Director (2008)                               0.48%              1.41%

(6) Total Annual Fund Expenses include Fund management fees, distribution and/or service fees (Rule 12b-1) fees, administration fees, and other expenses. Expenses shown reflect applicable waivers and/or reimbursements.

     (II) OPTIONAL RIDERS

The following table shows the optional riders currently offered under the Replacement Contract or each Eligible Contract. Please refer to your contract and prospectus for a description of optional riders. IF YOU PARTICIPATE IN THIS EXCHANGE PROGRAM, YOU WILL BE TERMINATING ANY OPTIONAL RIDER YOU MAY HAVE CHOSEN. AS A RESULT, YOU WILL LOSE ANY BENEFITS THAT YOU MAY HAVE ACCRUED UNDER ANY OPTIONAL RIDERS. FOR EXAMPLE, THE DIFFERENCE BETWEEN PAYMENT BASE AND CONTRACT VALUE IS LOST AS WE WILL USE CONTRACT VALUE AS YOUR INITIAL CONTRIBUTION INTO THE REPLACEMENT CONTRACT.

ELIGIBLE CONTRACT                              OPTIONAL RIDER
--------------------------------------------------------------------------------------------
                                               GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Director Series VII, VIII, Director M ;
Hartford Leaders Series I, II, III             The Hartford's Principal First
Director Series VIII, Director M; Hartford
Leaders Series II, III, IV                     The Hartford's Principal First Preferred
Director M; Hartford Leaders Series III, IV    The Hartford's Lifetime Income Builder
Director M; Hartford Leaders Series III, IV    The Hartford's Lifetime Income Builder II
Director M; Hartford Leaders Series III, IV    The Hartford's Lifetime Income Foundation
                                               The Hartford's Lifetime Income Builder
Hartford Leaders Series IV                     Selects
Hartford Leaders Series IV                     The Hartford's Lifetime Income Portfolios
                                               GUARANTEED MINIMUM DEATH BENEFIT
Director Series VIII, Director M ; Hartford
Leaders Series II, III, IV                     MAV/MAV Plus
REPLACEMENT CONTRACT
                                               GUARANTEED MINIMUM DEATH BENEFIT
                                               Return of Premium II
                                               Maximum Anniversary Value

                                                                     APP D-5

-------------------------------------------------------------------------------

- PERSONAL PENSION ACCOUNT. Eligible Contract Owners who participate in this exchange program can choose to invest some or all of their Contract Value into the Personal Pension Account. The Personal Pension Account is designed with features and guarantees that you can use to self-fund your own personal pension through predictable lifetime payouts without having to use Sub-accounts or Fixed Accumulation Feature for that purpose. The Personal Pension Account differs from a guaranteed minimum withdrawal benefit in many important ways as generally summarized in the following table:

                                                        TYPICAL GUARANTEED MINIMUM      TYPICAL GUARANTEED MINIMUM
                         PERSONAL PENSION ACCOUNT           WITHDRAWAL BENEFIT         LIFETIME WITHDRAWAL BENEFIT
--------------------------------------------------------------------------------------------------------------------
CHARGE                There are no separate charges   Charge taken from Contract      Charge taken from Contract
                      for this benefit. Credited      Value on a daily basis. This    Value on a periodic or annual
                      rates and payout rates used to  fee may be increased up to the  basis. This fee may be
                      set Personal Pension Account    maximum stated in your fee      increased up to the maximum
                      Payouts take the costs of       table.                          stated in your fee table.
                      providing this benefit into
                      consideration.
GROWTH POTENTIAL      Growth potential depends on     Growth potential depends on     Growth potential depends on
                      the credited rates we declare   Sub-Account investment          Sub-Account investment
                      at the time of each             performance. The benefit base   performance. The benefit base
                      Contribution. These rates are   used to calculate periodic      used to calculate periodic
                      fixed but do decline from one   payments may be increased       payments may be increased
                      time period to another (e.g.,   (sometimes called a "step-up")  (sometimes called a "step-up")
                      years 0 - 10, 11 - 20 and       to reflect some or all          to reflect some or all
                      21+).                           investment gains as of a        investment gains as of a
                                                      predetermined date (e.g.,       predetermined date (e.g.,
                                                      annually or each fifth          annually or at anniversary
                                                      anniversary etc.).              etc.).
LIQUIDITY             Lifetime Personal Pension       Periodic withdrawals are        Lifetime periodic withdrawals.
                      Account Payouts, the amount of  designed to deplete Contract
                      which varies depending upon     Value or some other benefit
                      whether commenced inside or     base over a predetermined
                      outside of your Guarantee       period (for example, 14.2
                      Window. Investments may be      years).
                      transferred to Sub-Accounts on
                      a limited basis. Personal
                      Pension Account Payouts may be
                      accelerated only through
                      commutation. Personal Pension
                      Account Payouts that are not
                      commuted may resume at a later
                      date. The Personal Pension
                      Account also includes a death
                      benefit.
GUARANTEES            We guarantee the amount of the  The availability of a periodic  The availability of lifetime
                      Personal Pension Account        withdrawal of the benefit base  periodic withdrawals is
                      Payout if your Personal         is guaranteed subject to        guaranteed (but not the amount
                      Pension Account Start Date(s)   contract limitations.           of such withdrawals). Benefit
                      is/are within your Guarantee                                    base step-ups are guaranteed
                      Window. Personal Pension                                        subject to contract
                      Account Payouts taken outside                                   limitations.
                      of your Guarantee Window are
                      subject to a minimum
                      guarantee.
IDEAL INVESTOR        Someone looking for the         Someone looking to use their    Someone looking for some level
                      certainty of guaranteed         variable annuity investment as  of lifetime income and want a
                      lifetime income while also      a sinking fund and want a       guarantee that they receive at
                      having Sub-Accounts available   guarantee that they receive at  least a minimum amount of
                      for potential investment        least a minimum amount of       their investment over time.
                      growth.                         their investment over time.

- INVESTMENT CHOICES. Eligible Contract Owners can continue to choose among over 50 domestic and international, equity and fixed income Funds. The Funds offered under a Replacement Contract will not necessarily be the Funds or share class as those

APP D-6

-------------------------------------------------------------------------------

     available under an Eligible Contract. You will also be entitled to participate in the same investment programs within the Replacement Contract. For more information, please refer to your prospectus.

- FIXED ACCUMULATION FEATURE: We offer a guaranteed minimum rate of interest upon Contract Value allocated under the Fixed Accumulation Feature. The Fixed Accumulation Feature is only available if you are eligible to exchange your existing Contract for a B share version of the Replacement Contract. Contract Value allocated to this option, and earnings credited, are held in our General Account.

     (III) DEATH BENEFITS

Eligible Contract Owners participating in this exchange program will receive a standard death benefit offered under the Replacement Contract. Differences between the standard Death Benefit offered under existing contracts and the standard Death Benefit provided in the Hartford's Personal Retirement Manager are highlighted below. IF YOU PARTICIPATE IN THIS EXCHANGE PROGRAM, YOU WILL BE TERMINATING ANY DEATH BENEFIT AVAILABLE UNDER YOUR ELIGIBLE CONTRACT. AS A RESULT, YOU WILL LOSE ANY DEATH BENEFIT IN EXCESS OF YOUR CONTRACT VALUE.

                                STANDARD DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------
Replacement Contract            Contract Value (7)
Director Series VII; Hartford   The higher of (A) Contract Value, (B) total Premium Payments adjusted for
Leaders Series I                partial Surrenders, or (C) Maximum Anniversary Value. (8)
Director Series VIII; Hartford  PREMIUM PROTECTION DEATH BENEFIT. The higher of (A) Contract Value, or (B) total
Leaders Series II               Premium Payments adjusted for partial Surrenders.
                                OR
                                ASSET PROTECTION DEATH BENEFIT. The highest of (A) Contract Value, (B) Contract
                                Value +25% of total Premium Payments (9) adjusted for partial Surrenders, or (C)
                                Contract Value +25% of Maximum Anniversary Value (8)(9) Death Benefit cannot exceed the greatest of Contract Value, total Premium Payments adjusted for partial Surrenders, or your Maximum Anniversary Value.
Director M; Hartford Leaders    PREMIUM SECURITY DEATH BENEFIT. The highest of (A) Contract Value, (B) total
Series III                      Premium Payments adjusted for partial Surrenders, or (C) Contract Value +25% of
                                Maximum Anniversary Value, (8)(9) not to exceed the Maximum Anniversary Value.
                                OR
                                ASSET PROTECTION DEATH BENEFIT. The higher of (A) Contract Value, or (B)
                                Contract Value +25% of total Premium Payments (9) adjusted for partial
                                Surrenders, not to exceed total Premium Payments adjusted for partial
                                Surrenders.
Hartford Leaders Series IV      The higher of (A) Contract Value or (B) total Premium Payments adjusted for
(10)                            partial Surrenders.
                                OPTIONAL DEATH BENEFIT
MAV/MAV Plus                    The highest of (A) Contract Value, (B) total Premium Payments adjusted for partial Surrenders, (C) Maximum Anniversary Value, (8) and (D) Earnings
                                Protection Benefit. The Earnings Protection Benefit is either (i) Contract Value plus 40% of Contract gain (Owner and Annuitant under age 69); or (ii) Contract
                                Value plus 25% of Contract gain (Owner and Annuitant over age 70); provided that either amount is less than 200% of initial Contract Value plus subsequent
                                Premium Payments adjusted for partial Surrenders. In states where the MAV Plus benefit is not available, the MAV benefit is issued. The MAV death benefit is the same as the MAV Plus benefit but excludes the Earnings Protection Benefit.

You may elect one of the following optional guaranteed minimum death benefits under the Replacement Contract. The following table provides a general description of the death benefit:

                                OPTIONAL DEATH BENEFIT
Return of Premium II            The higher of Contract Value (minus Distribution Charges) or Premium Payments adjusted for partial Surrenders.
Maximum Anniversary Value       The highest of (A) Contract Value, (B) total Premium Payments adjusted for partial Surrenders, or (C) Maximum Anniversary Value. (8)

(7) The Personal Pension Account also includes a death benefit equal to your Benefit Balance.

(8) Maximum Anniversary Value is calculated for each Contract Anniversary prior to the decedent's 81st birthday or the date of death, whichever is earlier.

                                                                     APP D-7

-------------------------------------------------------------------------------

(9)  Excludes premium payments received within 12 months of the date of death.

(10) The standard Death Benefit is replaced by a Guaranteed Minimum Death Benefit upon election of any optional guaranteed minimum death benefit rider.

These optional death benefits differ from standard Death Benefits and the MAV/MAV Plus optional guaranteed minimum death benefits available under Eligible Contracts in the following general ways:

-   you will incur a separate fee when electing either rider; (11)

-   investment restrictions may apply;

-   the Earnings Protection Benefit does not apply; (12) and

-   the death benefit will be reduced proportionately for all partial
    Surrenders.

------------

(11) MAV/MAV Plus must also be purchased for a separate fee.

(12) MAV also excludes the Earnings Protection Benefit.

III. HOW DOES THE EXCHANGE PROCESS WORK?

- This exchange will constitute a full Surrender (replacement) of an Eligible Contract(s). You may Surrender more than one Eligible Contract(s) as part of this program. Partial Surrenders will not be permitted.

- The Contract Value of an Eligible Contract(s) as of the Exchange Date will be considered to be the initial Contribution into a Replacement Contract. This amount, and not any previous Benefit Amount,Payment Base or Maximum Anniversary Value will be used to establish your benefits under a Replacement Contract.

- No exchange or transfer fees will be charged when electing to make this exchange.

- The date that you comply with all requirements to exchange an Eligible Contract(s) ("Exchange Date") will be the date we use to set your benefits under a Replacement Contract. We will use the Exchange Date for establishing your eligibility for this contract exchange program.

- We will credit you for the time that you owned your oldest Eligible Contract(s) for the purposes of establishing any CDSC schedule applicable for any Premium Payments made on or as of the Exchange Date. Any subsequent Premium Payments made on or after the Exchange Date may be subject to the applicable CDSC schedule depending on the share class that you are eligible to receive. Your Replacement Contract may have a longer CDSC period than that applied to your Eligible Contract.

- New contingent deferred sales charges will not be assessed against Contract Value that is exchanged for a Replacement Contract.

- We will credit you for the time that you owned your oldest Eligible Contract(s) for the purposes of any Distribution Charge applicable for any Premium Payments made on or as of the Exchange Date. Any subsequent Premium Payments made on or after the Exchange Date will be subject to the applicable Distribution Charge. Your Replacement Contract may have a Distribution Charge whereas an Eligible Contract did not.

-   All Contract Owners must consent to this exchange.

- Subject to the laws of your state, you may cancel a Replacement Contract for any reason within ten (10) days of receipt of a Replacement Contract in accordance with the cancellation privileges described in the Prospectus.

- Any investment programs (e.g., InvestEase, asset allocation models, asset rebalancing, dollar cost averaging and Automatic Income Program) operative on an Eligible Contract will be terminated upon the Exchange Date and must be re-activated for a Replacement Contract.

IV. WHAT OTHER THINGS MIGHT BE CONSIDERED?

- Your standard and optional death and/or withdrawal benefits under an Eligible Contract(s) will terminate on the Exchange Date and are not offered within a Replacement Contract.

- If you have previously elected an optional guaranteed minimum withdrawal or lifetime withdrawal benefit, or optional or standard Death Benefit under your Eligible Contract, then your "Benefit Amount," "Payment Base" or death benefit guarantees will not carry over to your Replacement Contract. For instance, if your Maximum Anniversary Value was $100,000 and your Contract Value was $75,000 on the Exchange Date, your starting death benefit under the Replacement Contract would be $75,000 and not $100,000.

APP D-8

-------------------------------------------------------------------------------

- You will not be entitled to Benefit Payments or Lifetime Benefit Payments under any optional guaranteed minimum withdrawal or lifetime withdrawal benefit after the Exchange Date. There are no assurances that sums payable under a Replacement Contract, including Personal Pension Account Payouts, will be the same or greater than such Benefit Payments or Lifetime Benefit Payments, individually or in the aggregate.

- You should discuss the merits of this exchange with your Investment Professional to be sure that a Replacement Contract is suitable for you based on your particular circumstances - especially if your Benefit Amount, Payment Base and/or death benefits is/are greater than your Contract Value on the Exchange Date. You should review an illustration of how a Replacement Contract may meet your particular circumstances before participating in this exchange program. You are urged to review the tax and financial planning consequences of this exchange with your tax advisor. We make no representation regarding the tax consequences of an exchange.

- The information provided in this notice is a summary of certain pertinent information. You should read the Prospectus before investing. Your Investment Professional can provide you with a Prospectus or you can contact us to receive one. These variable annuities are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC.

- The foregoing discussion does not take into consideration state variations, if any. For more information regarding state variations affecting a Replacement Contract, please refer to the Prospectus.

- Except as disclosed above, we have no duty to offer exchange privileges if and once this offer is withdrawn or to extend these privileges to other contract variations. We reserve the right to offer different or even more favorable terms and conditions to Eligible Contract Owners through future contract exchange offers.

- Contracts issued by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract will be treated as a new contract for this purpose.

- If your Eligible Contract is an IRA, please note that it may have received approval from the IRS for use as an IRA. The Replacement Contract has not received such approval, but we are currently in the process of applying for approval. Any such IRS approval is a determination as to the form of the IRA and does not represent a determination as to the merits of the IRA.

                                                                     APP E-1

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APPENDIX E

RETURN OF PREMIUM DEATH BENEFIT I

OBJECTIVE

To provide a Death Benefit equal to at least Premium Payments adjusted for Surrenders that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

WHEN CAN YOU BUY THE RIDER?

This benefit (called a "rider") is no longer offered for election provided that Return of Premium II Death Benefit has been approved for sale in your state. Subject to the foregoing, if you bought the Return of Premium Death Benefit prior to August 16, 2010, you now own Return of Premium Death Benefit I.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. Unless made part of a Company-sponsored rider exchange program, you may not elect any other guaranteed minimum death benefit once you have chosen this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on Premium Payments, adjusted for Surrenders on each Contract Anniversary. Even though the amount we charge you for this rider can go up or down; except as provided below; we can not increase the rider fee once you elect this rider. This charge will automatically be deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A prorated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account and the Fixed Accumulation Feature bears to the total Contract Value. The rider charge will not be applied to Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts or the rider is terminated. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be based on the Contract Value on the date of any such change plus Premium Payments received after such date, as adjusted for Surrenders. We reserve the right to reduce the voluntary rider charge waiver, in whole or in part, from time to time. The rider charge waiver may also prospectively decrease upon certain ownership changes or upon Spousal Contract continuation.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of Contract Value (minus Distribution Charges if applicable) or Premium Payments, as adjusted for Surrenders. See Example 1 under Return of Premium I Death Benefit Examples in Appendix A.

In addition to this Death Benefit, you may also be entitled to receive the Personal Pension Account Death Benefit. See Example 2 under Return of Premium I Death Benefit Examples in Appendix A.

We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and result in your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

APP E-2

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The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the earliest of the fifth anniversary of the rider effective date or Spousal Contract continuation, the Contract Owner may elect to terminate this rider. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the standard Death Benefit. No other optional benefit may be elected following the termination. A Company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in the "Standard Death Benefit" section) by the Beneficiary (excluding Spousal Contract continuation).

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

We calculate the adjustment to your aggregate Premium Payments for any Surrender by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrender within a Contract Year up to the Death Benefit withdrawal limit. The "Death Benefit withdrawal limit" is 5% of aggregate Premium Payments. If a change of ownership occurs or if Spousal Contract continuation is elected, the Death Benefit withdrawal limit will be 5% of Contract Value as of the date of such change plus Premium Payments made after such date. For purposes of this rider, a Surrender also includes a transfer of Contract Value to Benefit Balance. Any partial Surrender that causes cumulative Surrenders during the Contract Year to exceed the Death Benefit withdrawal limit, even if less than your permissible AWA (provided that such Surrender was not made in accordance with our Automatic Income program for the purposes of meeting Required Minimum Distribution requirements), will cause a proportionate reduction in your Death Benefit. Partial Surrenders up to, but not in excess of the Death Benefit withdrawal limit (assuming no ownership changes) will reduce your Death Benefit on a dollar-for-dollar basis. Any and all partial Surrenders in excess of your Death Benefit withdrawal limit, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis based on a factor equal to 1 minus the excessive partial Surrender (which is the amount of the Surrender in excess of the Death Benefit withdrawal limit) divided by the sum of (i) Contract Value prior to such partial Surrender minus (ii) any remaining Death Benefit withdrawal limit. Taking excess partial Surrenders may significantly negatively affect your Death Benefit. ACCORDINGLY, A PARTIAL SURRENDER (OR TRANSFER TO THE PERSONAL PENSION ACCOUNT) MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE PARTIAL SURRENDER IS MADE AT A TIME WHEN YOUR CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. Please consult with your Investment Professional before making excess partial Surrenders to be sure that you fully understand the ways such a decision will affect your Contract. See Example 1 under the Return of Premium Examples in Appendix A for an illustration of this calculation.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a re-calculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.

An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a reset of this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the rider is currently available for sale on the date of the ownership change, we will continue the existing rider with respect to all benefits at the rider charge currently being assessed on new sales (or the last declared maximum rider fee).The Death Benefit will be recalculated to the lesser of the Contract Value or the Death Benefit on the effective date of the ownership change.

If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

                                                                     APP E-3

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CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If the Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and/or this rider (or similar rider, as we determine) is not available for sale, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and such rider (or similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Contract Value if higher than the Death Benefit as of the date of due proof of death and will serve as the new basis for the Death Benefit. The rider charge will be reset to the rider charge then being assessed for new sales of the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You may allocate your Contract Value to any Sub-Accounts(s), asset allocation models, investment programs, fund of funds Sub-Accounts(s) or other investment option(s) or you may design your own portfolio, provided that your Fund selections comply with the investment restrictions in the following table:

            CLASSIFICATION                             ALLOCATION
--------------------------------------------------------------------------------
Fixed investments Funds                  Minimum of 30% - to a maximum of 100%
Equity Investments                       - Maximum of 70%
                                         - No more than 20% may be invested in
                                         any one Fund in this category
Limited Investments                      Maximum of 20%
Multi-Asset Investments                  - 0% or 100%
                                         - May not be combined with Funds in the
                                         above classifications

Please refer to Appendix C for the classification associated with each currently offered Fund. Investing in the Personal Pension Account, and Fixed Accumulation Feature do not constitute a violation of these investment restrictions.

Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. The Personal Pension Account, and Fixed Accumulation Feature are not included within any classification.

We may, in our sole discretion, add, replace or delete Funds, programs, classifications, allocations and asset allocation models from time to time. Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. You will be provided with advance notification of any investment restriction changes and you must invest any subsequent Premium Payments in accordance with such updated investment restrictions.

You must participate in an asset rebalancing program. If on any Valuation Day, your Contract Value is no longer invested within the permissible allocations in the table above as a result of market fluctuations, we will not terminate the rider. Instead, your Contract Value will be rebalanced quarterly in accordance with your last compliant allocation instructions. All subsequent Premium Payments must also be invested according to the classifications described in this section.

YOU MAY PROVIDE INVESTMENT INSTRUCTIONS TO INVEST CONTRACT VALUE IN A MANNER THAT VIOLATES THESE INVESTMENT RESTRICTIONS. ANY SUCH ACTION WILL, HOWEVER, RESULT IN THE TERMINATION OF THIS RIDER. WE WILL NOT ACCEPT INSTRUCTIONS TO VIOLATE THE INVESTMENT RESTRICTIONS FROM YOUR INVESTMENT PROFESSIONAL. VIOLATING THESE INVESTMENT RESTRICTIONS SHALL RESULT IN THE TERMINATION OF YOUR DEATH BENEFIT UNDER THIS RIDER.

If this rider is terminated due to failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider. You will be notified in your confirmation statement that you have violated these investment restrictions. The thirty calendar day reinstatement period will begin from the date this rider is terminated. Your opportunity to reinstate will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, or make an ownership change.

APP E-4

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UPON REINSTATEMENT OF YOUR RIDER, YOUR PREMIUM PAYMENT WILL BE RESET AT THE LOWER OF THE DEATH BENEFIT PRIOR TO THE REVOCATION OR CONTRACT VALUE AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRORATED RIDER CHARGE ON YOUR CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders or Personal Pension Account Payouts under applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit.

- Upon Spousal Contract continuation or ownership change, the Death Benefit withdrawal limit upon which we reduce the Death Benefit will be adjusted to equal 5% of the Contract Value as of the date of such change plus Premium Payments received after such date.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

- Transfers made pursuant to an automatic income program may violate this rider if made during the reinstatement period following a violation of investment restrictions under this rider.

- This rider may be referred to as "Return of Premium" death benefit in your Contract.

To obtain a Statement of Additional Information, please complete the form below and mail to:

     The Hartford Wealth Management - Individual Annuities
     PO Box 14293
     Lexington, KY 40512-4293

Please send a Statement of Additional Information to me at the following address:

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                              Name
----------------------------------------------------------------
                            Address
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     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                     HARTFORD'S PERSONAL RETIREMENT MANAGER

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, send a written request to The Hartford Wealth Management - Individual Annuities, P. O. Box 14293, Lexington, KY 40512-4293

Date of Prospectus: May 1, 2012
Date of Statement of Additional Information: May 1, 2012

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 9, 2012 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2011: $41,740,406; 2010: $60,476,306; and 2009: $103,577,895.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments of at least $100 in 2011 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

ABNB Federal Credit Union, Access Investments, Inc., Addison Avenue Federal C. U., Aegis Investments, Inc., AFA Financial Group, LLC, AIM Distributors, Inc., Allen & Company of Florida, Inc., American Century Brokerage, American Classic Securities, American Funds & Trust, Inc., American Heritage FCU, American Portfolios Financial Services, Ameritas Investment Corp., Amtrust Bank, Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, Bancorpsouth Bank, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., Baxter Credit Union, BB&T Investment Services, Inc., BBVA Compass Investment Solutions, Beacon Federal Credit Union, Bernard Herold & Co., Inc., Bethpage Federal Credit Union, BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Svcs Corp., Bruce A. Lefavi Securities, Inc., CJM Planning Corp., Cadaret, Grant & Co., Inc.,

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Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Century Securities Assocs., Inc., CFD Investments, Inc., Chapin Davis, Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commonwealth Central C.U., Commonwealth Financial Network, Compass Bank, Conservative Financial Services, Inc., Consolidated Federal C.U., Coordinated Capital Securities, Inc., Cresap Inc., Crews & Associates, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, DeWaay Financial Network LLC, Duncan-Williams, Inc., Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Empire Financial Group, Inc., EPlanning Securities, Inc., Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., Feltl & Company, Fidelity Investment Inst. Services, Fifth Third Bank, Fifth Third Securities, Financial Advisors of America, Financial Network Investment Corp., Financial Telesis, Inc., Fintegra LLC, First Allied Securities, First Banking Center, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Securities, First Commonwealth FCU, First Financial Equity Corp., First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresight Financial Group, Inc., Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, Fulton Bank, Geneos Wealth Management, Inc., Gilford Securities, Inc., Girard Securities, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harger and Company, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Heim Young & Associates, Inc., Hightower Securities LLC, Home S&L Company of Youngstown, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., IJL Financial LLC, Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., INVEST Financial Corporation, INVEST / Capital City Bank, INVEST / United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Planners, Inc., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.F. Financial, LLC, L.O. Thomas & Company, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Leonard & Company, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Lord Abbett & Co., LPL Financial Corporation, LPL Financial Services, M Griffith Investment Services, Inc., M & T Bank, M & T Securities, Inc., MB Financial Bank, NA, MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., Midwestern Securities Trading Co. LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services, Inc., National Financial Services Corp., National Planning Corporation, National Securities Corp., Nationwide Planning Associates, Inc., Nationwide Securities LLC, Navy Federal Brokerage Services, NBC Financial Services, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Park Avenue Securities, LLC, Paulson Investment Company Inc., Peak Investments, Peoples Bank, Peoples Securities, Inc., Peoples United Bank, Pershing, Pinnacle Bank, PlanMember Securities Corp., Premier America Credit Union, Prime Capital Services, Inc., Prime Solutions Securities, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Rolan Francis & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Saxony Securities, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Security Service F.C.U., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith, Brown & Groover, Inc., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Spokane Teachers C.U. Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Summit Bank, Summit Brokerage Services Inc., SunMark Community Bank, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Thurston, Springer, Miller, Herd, Tower Bank & Trust Company, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Bank, United Brokerage Services, Inc., United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank,

4

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NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Wall Street Financial Group, Walnut Street Securities, Inc., Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, WFG Investments, Inc., Williams Financial Group, Inc., Woodbury Financial Services, Inc., Woodstock Financial Group, Inc., World Equity Group, Inc., WRP Investments, Inc., and Wunderlich Securities Inc.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Distribution Charge, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for optional benefit riders.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee, Distribution Charge, or Sales Charges (except for a 1% FESC for A Share Contract class). Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The Sub-Account may also advertise adjusted non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Adjusted non-standardized total return is measured in the same manner as the standardized total return described above.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund's performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund's operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waivers and reimbursements, in the absence of which performance may have been lower.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

-------------------------------------------------------------------------------

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2011, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 13, 2012

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 AMERICAN CENTURY VP     AMERICAN CENTURY VP
                                      VALUE FUND             GROWTH FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (B)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       211,124                     110
                                      ==========              ==========
  Cost                                $1,175,408                  $1,007
                                      ==========              ==========
  Market value                        $1,224,520                  $1,004
 Due from Sponsor Company                  4,418                      --
 Receivable from fund shares
  sold                                        --                      --
 Other assets                                 --                      --
                                      ----------              ----------
 Total assets                          1,228,938                   1,004
                                      ----------              ----------
LIABILITIES:
 Due to Sponsor Company                       --                      --
 Payable for fund shares
  purchased                                4,418                      --
 Other liabilities                            --                      --
                                      ----------              ----------
 Total liabilities                         4,418                      --
                                      ----------              ----------
NET ASSETS:
 For contract liabilities             $1,224,520                  $1,004
                                      ==========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           123,872                     110
 Minimum unit fair value #*            $9.832919               $9.119972
 Maximum unit fair value #*            $9.928849               $9.119972
 Contract liability                   $1,224,520                  $1,004
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                 $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --
 Contract liability                         $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(a)  Funded as of June 28, 2011.

(b) Funded as of December 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS
                                   BALANCED WEALTH           INTERNATIONAL            SMALL/MID CAP
                                 STRATEGY PORTFOLIO         VALUE PORTFOLIO          VALUE PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     2,888,476                2,941,913                1,042,120
                                     ===========              ===========              ===========
  Cost                               $28,136,341              $38,852,745              $13,545,815
                                     ===========              ===========              ===========
  Market value                       $31,195,540              $33,537,806              $16,027,812
 Due from Sponsor Company                     --                       --                    4,015
 Receivable from fund shares
  sold                                    30,669                   60,892                       --
 Other assets                                 --                        2                        3
                                     -----------              -----------              -----------
 Total assets                         31,226,209               33,598,700               16,031,830
                                     -----------              -----------              -----------
LIABILITIES:
 Due to Sponsor Company                   30,669                   60,892                       --
 Payable for fund shares
  purchased                                   --                       --                    4,015
 Other liabilities                            --                       --                       --
                                     -----------              -----------              -----------
 Total liabilities                        30,669                   60,892                    4,015
                                     -----------              -----------              -----------
NET ASSETS:
 For contract liabilities            $31,195,540              $33,537,808              $16,027,815
                                     ===========              ===========              ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    3,270,469                5,916,574                1,474,262
 Minimum unit fair value #*            $9.011527                $5.330054                $9.191156
 Maximum unit fair value #*           $13.374202               $11.459299               $17.239024
 Contract liability                  $31,195,540              $33,537,808              $16,027,815
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                       --                       --
 Minimum unit fair value #*                 $ --                     $ --                     $ --
 Maximum unit fair value #*                 $ --                     $ --                     $ --
 Contract liability                         $ --                     $ --                     $ --

                                                       ALLIANCEBERNSTEIN VPS   INVESCO V.I.
                               ALLIANCEBERNSTEIN VPS       INTERNATIONAL       BASIC VALUE
                                  VALUE PORTFOLIO         GROWTH PORTFOLIO         FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      148,058                 555,688         12,697,590
                                     ==========              ==========        ===========
  Cost                               $1,288,035              $9,381,931        $118,959,580
                                     ==========              ==========        ===========
  Market value                       $1,373,981              $8,296,427        $77,709,252
 Due from Sponsor Company                    --                      --                 --
 Receivable from fund shares
  sold                                    1,548                   2,109             20,907
 Other assets                                --                      --                 --
                                     ----------              ----------        -----------
 Total assets                         1,375,529               8,298,536         77,730,159
                                     ----------              ----------        -----------
LIABILITIES:
 Due to Sponsor Company                   1,548                   2,109             20,907
 Payable for fund shares
  purchased                                  --                      --                 --
 Other liabilities                           --                       1                  3
                                     ----------              ----------        -----------
 Total liabilities                        1,548                   2,110             20,910
                                     ----------              ----------        -----------
NET ASSETS:
 For contract liabilities            $1,373,981              $8,296,426        $77,709,249
                                     ==========              ==========        ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     170,899               1,185,911         75,981,694
 Minimum unit fair value #*           $7.657140               $6.604779          $0.949870
 Maximum unit fair value #*          $12.578763              $13.472716         $14.667941
 Contract liability                  $1,373,981              $8,189,630        $77,674,903
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                  15,443             32,626
 Minimum unit fair value #*                $ --               $6.915655          $1.029954
 Maximum unit fair value #*                $ --               $6.915655          $1.112534
 Contract liability                        $ --                $106,796            $34,346

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     INVESCO V.I.         INVESCO V.I.
                                        CAPITAL               CORE
                                   APPRECIATION FUND      EQUITY FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,782,698            6,483,578
                                     =============       ==============
  Cost                                 $35,634,522         $162,745,697
                                     =============       ==============
  Market value                         $38,155,669         $173,197,507
 Due from Sponsor Company                   23,953                   --
 Receivable from fund shares
  sold                                          --               48,136
 Other assets                                    3                   --
                                     -------------       --------------
 Total assets                           38,179,625          173,245,643
                                     -------------       --------------
LIABILITIES:
 Due to Sponsor Company                         --               48,167
 Payable for fund shares
  purchased                                 23,953                   --
 Other liabilities                              --                   14
                                     -------------       --------------
 Total liabilities                          23,953               48,181
                                     -------------       --------------
NET ASSETS:
 For contract liabilities              $38,155,672         $173,197,462
                                     =============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          34,896,598           15,335,548
 Minimum unit fair value #*              $0.978069            $9.331639
 Maximum unit fair value #*             $12.570486           $13.574474
 Contract liability                    $38,144,778         $173,113,603
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               9,620                7,186
 Minimum unit fair value #*              $1.100292           $11.486173
 Maximum unit fair value #*              $1.145574           $11.764386
 Contract liability                        $10,894              $83,859

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO V.I.              INVESCO V.I.         INVESCO V.I.
                                      GOVERNMENT              INTERNATIONAL         MID CAP CORE
                                   SECURITIES FUND             GROWTH FUND          EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT (C)        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      50,447,749                 7,028,774           17,505,799
                                    ==============            ==============       ==============
  Cost                                $614,937,189              $173,846,449         $200,350,787
                                    ==============            ==============       ==============
  Market value                        $630,092,379              $184,766,037         $202,356,863
 Due from Sponsor Company                       --                   162,787                   --
 Receivable from fund shares
  sold                                   1,560,920                        --               81,099
 Other assets                                   40                        --                   32
                                    --------------            --------------       --------------
 Total assets                          631,653,339               184,928,824          202,437,994
                                    --------------            --------------       --------------
LIABILITIES:
 Due to Sponsor Company                  1,560,920                        --               81,099
 Payable for fund shares
  purchased                                     --                   162,787                   --
 Other liabilities                              --                        33                   --
                                    --------------            --------------       --------------
 Total liabilities                       1,560,920                   162,820               81,099
                                    --------------            --------------       --------------
NET ASSETS:
 For contract liabilities             $630,092,419              $184,766,004         $202,356,895
                                    ==============            ==============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    463,159,058                77,859,844          123,834,524
 Minimum unit fair value #*              $1.262669                 $1.700790            $1.505166
 Maximum unit fair value #*             $10.865543                $14.386799           $13.184603
 Contract liability                   $629,805,757              $184,683,188         $202,182,558
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        203,867                    43,032              105,367
 Minimum unit fair value #*              $1.369153                 $1.844155            $1.632063
 Maximum unit fair value #*              $1.478833                 $8.594605            $1.762839
 Contract liability                       $286,662                   $82,816             $174,337

                                                                             INVESCO V.I.
                                INVESCO V.I.        INVESCO V.I.             BALANCED RISK
                                 SMALL CAP             CAPITAL                ALLOCATION
                                EQUITY FUND       DEVELOPMENT FUND               FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (D)(E)
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  7,907,813           2,048,107                1,477,594
                               ==============       =============            =============
  Cost                           $111,939,896         $26,283,850              $16,061,092
                               ==============       =============            =============
  Market value                   $129,411,740         $25,373,607              $16,977,550
 Due from Sponsor Company             255,984                  --                   57,700
 Receivable from fund shares
  sold                                     --              24,400                       --
 Other assets                               4                  --                        1
                               --------------       -------------            -------------
 Total assets                     129,667,728          25,398,007               17,035,251
                               --------------       -------------            -------------
LIABILITIES:
 Due to Sponsor Company                    --              24,400                       --
 Payable for fund shares
  purchased                           255,984                  --                   57,700
 Other liabilities                         --                   1                       --
                               --------------       -------------            -------------
 Total liabilities                    255,984              24,401                   57,700
                               --------------       -------------            -------------
NET ASSETS:
 For contract liabilities        $129,411,744         $25,373,606              $16,977,551
                               ==============       =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 9,267,836           3,300,152                1,551,961
 Minimum unit fair value #*         $9.479557           $7.342493               $10.831402
 Maximum unit fair value #*        $15.568620          $14.855018               $11.043461
 Contract liability              $129,373,055         $25,373,606              $16,977,551
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     2,647                  --                       --
 Minimum unit fair value #*        $10.990793                $ --                     $ --
 Maximum unit fair value #*        $15.547440                $ --                     $ --
 Contract liability                   $38,689                $ --                     $ --

(c) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(d) Funded as of January 28, 2011.

(e) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    INVESCO V.I.         AMERICAN CENTURY VP
                                      DIVIDEND                 MID CAP
                                     GROWTH FUND             VALUE FUND
                                 SUB-ACCOUNT (F)(G)        SUB-ACCOUNT (H)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        11,093                   7,472
                                     ===========             ===========
  Cost                                  $166,548                 $95,951
                                     ===========             ===========
  Market value                          $155,299                $100,866
 Due from Sponsor Company                     --                      --
 Receivable from fund shares
  sold                                        15                       7
 Other assets                                 --                      --
                                     -----------             -----------
 Total assets                            155,314                 100,873
                                     -----------             -----------
LIABILITIES:
 Due to Sponsor Company                       15                       7
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                     -----------             -----------
 Total liabilities                            15                       7
                                     -----------             -----------
NET ASSETS:
 For contract liabilities               $155,299                $100,866
                                     ===========             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            16,071                  10,415
 Minimum unit fair value #*            $9.624256               $9.664327
 Maximum unit fair value #*            $9.689302               $9.780983
 Contract liability                     $155,299                $100,866
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                 $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --
 Contract liability                         $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(f)  Funded as of April 29, 2011.

(g) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(h) Funded as of July 13, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS                GLOBAL            AMERICAN FUNDS
                                        GLOBAL                  GROWTH AND              ASSET
                                      BOND FUND                INCOME FUND         ALLOCATION FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      24,379,397                47,316,730             66,039,788
                                    ==============            ==============       ================
  Cost                                $270,000,411              $515,218,964           $954,261,776
                                    ==============            ==============       ================
  Market value                        $290,358,616              $434,840,751         $1,060,598,993
 Due from Sponsor Company                       --                        --                     --
 Receivable from fund shares
  sold                                     204,755                   238,412                530,924
 Other assets                                    4                        --                     12
                                    --------------            --------------       ----------------
 Total assets                          290,563,375               435,079,163          1,061,129,929
                                    --------------            --------------       ----------------
LIABILITIES:
 Due to Sponsor Company                    204,755                   238,412                530,924
 Payable for fund shares
  purchased                                     --                        --                     --
 Other liabilities                              --                         5                     --
                                    --------------            --------------       ----------------
 Total liabilities                         204,755                   238,417                530,924
                                    --------------            --------------       ----------------
NET ASSETS:
 For contract liabilities             $290,358,620              $434,840,746         $1,060,599,005
                                    ==============            ==============       ================
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     22,778,593                43,738,245             80,334,966
 Minimum unit fair value #*             $10.014633                 $9.385762             $11.990075
 Maximum unit fair value #*             $13.358243                $14.507006             $15.150186
 Contract liability                   $290,262,328              $434,677,500         $1,059,809,832
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          7,409                    16,362                 59,438
 Minimum unit fair value #*             $12.776310                 $9.855218             $12.900559
 Maximum unit fair value #*             $13.358243                $10.055262             $15.150186
 Contract liability                        $96,292                  $163,246               $789,173

                                    AMERICAN FUNDS
                                      BLUE CHIP                                         AMERICAN FUNDS
                                      INCOME AND              AMERICAN FUNDS                GLOBAL
                                     GROWTH FUND                BOND FUND                GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      69,673,480                90,326,315                19,922,417
                                    ==============            ==============            ==============
  Cost                                $616,157,437              $972,593,024              $331,717,817
                                    ==============            ==============            ==============
  Market value                        $622,184,179              $981,847,040              $384,303,428
 Due from Sponsor Company                       --                        --                        --
 Receivable from fund shares
  sold                                     472,512                 2,352,700                   294,399
 Other assets                                   --                        20                         3
                                    --------------            --------------            --------------
 Total assets                          622,656,691               984,199,760               384,597,830
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                    472,512                 2,352,700                   294,399
 Payable for fund shares
  purchased                                     --                        --                        --
 Other liabilities                              13                        --                        --
                                    --------------            --------------            --------------
 Total liabilities                         472,525                 2,352,700                   294,399
                                    --------------            --------------            --------------
NET ASSETS:
 For contract liabilities             $622,184,166              $981,847,060              $384,303,431
                                    ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    609,930,976                65,942,155                29,217,702
 Minimum unit fair value #*              $0.935521                $11.808492                 $9.633117
 Maximum unit fair value #*             $13.648078                $16.625170                $15.744812
 Contract liability                   $621,828,464              $981,175,159              $383,803,853
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        343,865                    44,764                    34,500
 Minimum unit fair value #*              $1.015165                $14.521084                $11.418188
 Maximum unit fair value #*              $1.098272                $16.625170                $15.744812
 Contract liability                       $355,702                  $671,901                  $499,578

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                 AMERICAN FUNDS         AMERICAN FUNDS
                                  GROWTH FUND         GROWTH-INCOME FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    41,538,461             65,583,055
                                ================       ================
  Cost                            $2,066,130,967         $2,181,309,760
                                ================       ================
  Market value                    $2,146,707,697         $2,168,831,652
 Due from Sponsor Company                     --                     --
 Receivable from fund shares
  sold                                 1,163,227              1,087,365
 Other assets                                 --                     --
                                ----------------       ----------------
 Total assets                      2,147,870,924          2,169,919,017
                                ----------------       ----------------
LIABILITIES:
 Due to Sponsor Company                1,163,227              1,087,365
 Payable for fund shares
  purchased                                   --                     --
 Other liabilities                            27                     28
                                ----------------       ----------------
 Total liabilities                     1,163,254              1,087,393
                                ----------------       ----------------
NET ASSETS:
 For contract liabilities         $2,146,707,670         $2,168,831,624
                                ================       ================
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       193,870,172            177,975,605
 Minimum unit fair value #*            $8.355106             $11.028477
 Maximum unit fair value #*           $15.125676             $14.372571
 Contract liability               $2,145,110,855         $2,166,427,883
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #           131,264                191,967
 Minimum unit fair value #*            $9.050537             $11.866077
 Maximum unit fair value #*           $14.570506             $14.372571
 Contract liability                   $1,596,815             $2,403,741

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        AMERICAN FUNDS
                                    AMERICAN FUNDS            AMERICAN FUNDS             GLOBAL SMALL
                                  INTERNATIONAL FUND          NEW WORLD FUND         CAPITALIZATION FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      38,581,740                15,528,934                14,652,335
                                    ==============            ==============            ==============
  Cost                                $628,333,138              $233,712,656              $241,472,632
                                    ==============            ==============            ==============
  Market value                        $584,899,176              $302,814,203              $249,675,798
 Due from Sponsor Company                       --                        --                        --
 Receivable from fund shares
  sold                                     372,829                   273,498                   118,198
 Other assets                                    2                        --                        --
                                    --------------            --------------            --------------
 Total assets                          585,272,007               303,087,701               249,793,996
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                    372,829                   273,498                   118,198
 Payable for fund shares
  purchased                                     --                        --                        --
 Other liabilities                              --                        --                         6
                                    --------------            --------------            --------------
 Total liabilities                         372,829                   273,498                   118,204
                                    --------------            --------------            --------------
NET ASSETS:
 For contract liabilities             $584,899,178              $302,814,203              $249,675,792
                                    ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     49,088,513                13,502,383                16,848,732
 Minimum unit fair value #*              $8.730640                $12.449689                $11.589084
 Maximum unit fair value #*             $14.275017                $26.350398                $18.119581
 Contract liability                   $584,436,274              $302,713,896              $249,585,602
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         36,621                     4,324                     5,486
 Minimum unit fair value #*             $10.383814                $21.737187                $12.765949
 Maximum unit fair value #*             $14.056288                $25.203603                $17.841863
 Contract liability                       $462,904                  $100,307                   $90,190

                                    WELLS FARGO
                                    ADVANTAGE VT       FIDELITY VIP  FIDELITY VIP
                                       OMEGA              GROWTH      CONTRAFUND
                                    GROWTH FUND         PORTFOLIO      PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        69,666            227,054      3,815,809
                                    ============       ============  =============
  Cost                                $1,323,476         $8,103,467    $72,136,864
                                    ============       ============  =============
  Market value                        $1,566,101         $8,294,299    $86,389,920
 Due from Sponsor Company                     --                 --        538,851
 Receivable from fund shares
  sold                                       282                 50             --
 Other assets                                 --                 --              3
                                    ------------       ------------  -------------
 Total assets                          1,566,383          8,294,349     86,928,774
                                    ------------       ------------  -------------
LIABILITIES:
 Due to Sponsor Company                      282                 50             --
 Payable for fund shares
  purchased                                   --                 --        538,851
 Other liabilities                            --                 --             --
                                    ------------       ------------  -------------
 Total liabilities                           282                 50        538,851
                                    ------------       ------------  -------------
NET ASSETS:
 For contract liabilities             $1,566,101         $8,294,299    $86,389,923
                                    ============       ============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      134,346            931,175      8,992,529
 Minimum unit fair value #*           $11.559204          $8.526460      $8.987567
 Maximum unit fair value #*           $11.754063         $15.085458     $15.049689
 Contract liability                   $1,566,101         $8,294,299    $86,389,923
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                 --             --
 Minimum unit fair value #*                 $ --               $ --           $ --
 Maximum unit fair value #*                 $ --               $ --           $ --
 Contract liability                         $ --               $ --           $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY VIP        FIDELITY VIP
                                   MID CAP        VALUE STRATEGIES
                                  PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  2,801,475            450,818
                                =============       ============
  Cost                            $61,945,334         $2,894,728
                                =============       ============
  Market value                    $80,066,156         $3,980,725
 Due from Sponsor Company             268,355                 --
 Receivable from fund shares
  sold                                     --                850
 Other assets                              --                 --
                                -------------       ------------
 Total assets                      80,334,511          3,981,575
                                -------------       ------------
LIABILITIES:
 Due to Sponsor Company                    --                850
 Payable for fund shares
  purchased                           268,355                 --
 Other liabilities                          1                 --
                                -------------       ------------
 Total liabilities                    268,356                850
                                -------------       ------------
NET ASSETS:
 For contract liabilities         $80,066,155         $3,980,725
                                =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      7,924,225            420,164
 Minimum unit fair value #*         $9.148604          $8.887223
 Maximum unit fair value #*        $16.087812         $18.561713
 Contract liability               $80,065,082         $3,980,725
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            110                 --
 Minimum unit fair value #*         $9.783621               $ --
 Maximum unit fair value #*         $9.783621               $ --
 Contract liability                    $1,073               $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP                                       FRANKLIN
                                  DYNAMIC CAPITAL           FIDELITY VIP                RISING
                                    APPRECIATION          STRATEGIC INCOME            DIVIDENDS
                                     PORTFOLIO               PORTFOLIO             SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       208,716                  97,204                36,499,981
                                    ============            ============            ==============
  Cost                                $1,501,948              $1,116,676              $640,622,303
                                    ============            ============            ==============
  Market value                        $1,686,429              $1,079,934              $717,250,208
 Due from Sponsor Company                     --                 182,270                        --
 Receivable from fund shares
  sold                                       160                      --                   382,258
 Other assets                                 --                      --                         9
                                    ------------            ------------            --------------
 Total assets                          1,686,589               1,262,204               717,632,475
                                    ------------            ------------            --------------
LIABILITIES:
 Due to Sponsor Company                      160                      --                   382,258
 Payable for fund shares
  purchased                                   --                 182,270                        --
 Other liabilities                            --                      --                        --
                                    ------------            ------------            --------------
 Total liabilities                           160                 182,270                   382,258
                                    ------------            ------------            --------------
NET ASSETS:
 For contract liabilities             $1,686,429              $1,079,934              $717,250,217
                                    ============            ============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      173,103                  93,264                47,807,527
 Minimum unit fair value #*            $9.176538              $10.283412                $10.615323
 Maximum unit fair value #*           $15.296732              $12.774186                $16.452373
 Contract liability                   $1,686,429              $1,079,934              $717,017,327
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                    15,317
 Minimum unit fair value #*                 $ --                    $ --                $15.085738
 Maximum unit fair value #*                 $ --                    $ --                $16.091668
 Contract liability                         $ --                    $ --                  $232,890

                                                         FRANKLIN                 FRANKLIN
                                   FRANKLIN             LARGE CAP                  GLOBAL
                                    INCOME                GROWTH                 REAL ESTATE
                               SECURITIES FUND       SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  133,155,605            7,601,562                  655,772
                               ================       ==============            =============
  Cost                           $1,980,331,325         $105,816,188              $11,067,633
                               ================       ==============            =============
  Market value                   $1,910,454,578         $110,526,715               $7,344,647
 Due from Sponsor Company                    --                   --                       --
 Receivable from fund shares
  sold                                  714,661               18,413                      594
 Other assets                                --                    4                       --
                               ----------------       --------------            -------------
 Total assets                     1,911,169,239          110,545,132                7,345,241
                               ----------------       --------------            -------------
LIABILITIES:
 Due to Sponsor Company                 714,661               18,413                      594
 Payable for fund shares
  purchased                                  --                   --                       --
 Other liabilities                            8                   --                        1
                               ----------------       --------------            -------------
 Total liabilities                      714,669               18,413                      595
                               ----------------       --------------            -------------
NET ASSETS:
 For contract liabilities        $1,910,454,570         $110,526,719               $7,344,646
                               ================       ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 125,107,631           10,367,595                  467,624
 Minimum unit fair value #*          $10.224399            $9.987847               $13.130368
 Maximum unit fair value #*          $17.935768           $13.385251               $19.921270
 Contract liability              $1,909,176,020         $110,484,334               $7,332,328
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      77,050                3,860                      750
 Minimum unit fair value #*          $10.901418           $10.807190               $16.429225
 Maximum unit fair value #*          $17.507378           $11.184922               $16.429225
 Contract liability                  $1,278,550              $42,385                  $12,318

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        FRANKLIN                 FRANKLIN
                                     SMALL-MID CAP               SMALL CAP
                                         GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       11,823,277                4,803,968
                                     ==============            =============
  Cost                                 $209,436,710              $65,185,694
                                     ==============            =============
  Market value                         $242,450,445              $74,940,579
 Due from Sponsor Company                        --                  295,763
 Receivable from fund shares
  sold                                    2,417,863                       --
 Other assets                                    --                       --
                                     --------------            -------------
 Total assets                           244,868,308               75,236,342
                                     --------------            -------------
LIABILITIES:
 Due to Sponsor Company                   2,417,863                       --
 Payable for fund shares
  purchased                                      --                  295,763
 Other liabilities                               --                        1
                                     --------------            -------------
 Total liabilities                        2,417,863                  295,764
                                     --------------            -------------
NET ASSETS:
 For contract liabilities              $242,450,445              $74,940,578
                                     ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           23,704,665                7,656,920
 Minimum unit fair value #*               $7.240321                $8.890214
 Maximum unit fair value #*              $16.715916               $16.155429
 Contract liability                    $242,228,173              $74,912,933
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               19,662                    2,958
 Minimum unit fair value #*               $7.907908                $9.339119
 Maximum unit fair value #*              $14.110021                $9.359154
 Contract liability                        $222,272                  $27,645

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                   TEMPLETON
                                      STRATEGIC                                   DEVELOPING
                                        INCOME            MUTUAL SHARES            MARKETS
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      69,269,180             65,295,296           16,019,577
                                    ==============       ================       ==============
  Cost                                $821,108,830         $1,000,265,248         $139,482,871
                                    ==============       ================       ==============
  Market value                        $867,439,922         $1,004,834,777         $152,028,454
 Due from Sponsor Company                       --                     --                   --
 Receivable from fund shares
  sold                                     580,601                275,738                8,456
 Other assets                                    6                     --                    1
                                    --------------       ----------------       --------------
 Total assets                          868,020,529          1,005,110,515          152,036,911
                                    --------------       ----------------       --------------
LIABILITIES:
 Due to Sponsor Company                    580,601                275,738                8,456
 Payable for fund shares
  purchased                                     --                     --                   --
 Other liabilities                              --                      8                   --
                                    --------------       ----------------       --------------
 Total liabilities                         580,601                275,746                8,456
                                    --------------       ----------------       --------------
NET ASSETS:
 For contract liabilities             $867,439,928         $1,004,834,769         $152,028,455
                                    ==============       ================       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     51,983,127             75,538,419            8,506,399
 Minimum unit fair value #*              $9.849703              $8.529305            $7.958672
 Maximum unit fair value #*             $21.244895             $17.187146           $24.433957
 Contract liability                   $866,905,544         $1,004,196,742         $151,977,498
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         27,873                 42,695                2,284
 Minimum unit fair value #*             $11.821321              $8.812186           $19.594742
 Maximum unit fair value #*             $20.320502             $17.187146           $23.370495
 Contract liability                       $534,384               $638,027              $50,957


                                      TEMPLETON                 TEMPLETON                   MUTUAL
                                       FOREIGN                    GROWTH               GLOBAL DISCOVERY
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      26,674,650                43,851,091                26,403,984
                                    ==============            ==============            ==============
  Cost                                $351,635,850              $518,214,352              $481,422,102
                                    ==============            ==============            ==============
  Market value                        $335,191,342              $443,684,091              $509,823,420
 Due from Sponsor Company                       --                        --                   134,941
 Receivable from fund shares
  sold                                      83,610                   101,294                        --
 Other assets                                   --                        --                        --
                                    --------------            --------------            --------------
 Total assets                          335,274,952               443,785,385               509,958,361
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                     83,610                   101,294                        --
 Payable for fund shares
  purchased                                     --                        --                   134,941
 Other liabilities                               3                         8                         4
                                    --------------            --------------            --------------
 Total liabilities                          83,613                   101,302                   134,945
                                    --------------            --------------            --------------
NET ASSETS:
 For contract liabilities             $335,191,339              $443,684,083              $509,823,416
                                    ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     30,601,141                41,379,575                28,584,011
 Minimum unit fair value #*              $7.814122                 $7.613962                 $9.286225
 Maximum unit fair value #*             $13.556764                $13.273973                $21.348033
 Contract liability                   $334,947,813              $443,573,581              $509,501,229
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         20,708                     9,500                    16,291
 Minimum unit fair value #*              $8.057839                $10.997268                $19.575144
 Maximum unit fair value #*             $12.388394                $12.895742                $20.890306
 Contract liability                       $243,526                  $110,502                  $322,187

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN
                                       FLEX CAP                 LARGE CAP
                                        GROWTH                    VALUE
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       4,474,419                2,662,540
                                     =============            =============
  Cost                                 $48,652,598              $29,082,342
                                     =============            =============
  Market value                         $54,062,539              $26,172,767
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                     521,000                    8,312
 Other assets                                    1                        1
                                     -------------            -------------
 Total assets                           54,583,540               26,181,080
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                    521,000                    8,312
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       --
                                     -------------            -------------
 Total liabilities                         521,000                    8,312
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $54,062,540              $26,172,768
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           5,042,146                2,740,293
 Minimum unit fair value #*              $9.775918                $9.033435
 Maximum unit fair value #*             $13.724099               $13.018695
 Contract liability                    $54,046,926              $26,150,133
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               1,428                    2,364
 Minimum unit fair value #*             $10.797674                $9.574109
 Maximum unit fair value #*             $11.059226                $9.574109
 Contract liability                        $15,614                  $22,635

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           HARTFORD
                                      TEMPLETON            HARTFORD         TOTAL
                                     GLOBAL BOND           ADVISERS      RETURN BOND
                                   SECURITIES FUND         HLS FUND        HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       7,356,297             813,732      61,295,168
                                    ==============       =============  ==============
  Cost                                $128,157,492         $13,600,527    $637,678,461
                                    ==============       =============  ==============
  Market value                        $135,531,736         $15,737,167    $713,026,834
 Due from Sponsor Company                       --                  --              --
 Receivable from fund shares
  sold                                      18,687               6,179         932,538
 Other assets                                    7                  --              --
                                    --------------       -------------  --------------
 Total assets                          135,550,430          15,743,346     713,959,372
                                    --------------       -------------  --------------
LIABILITIES:
 Due to Sponsor Company                     18,687               6,179         932,538
 Payable for fund shares
  purchased                                     --                  --              --
 Other liabilities                              --                   2              --
                                    --------------       -------------  --------------
 Total liabilities                          18,687               6,181         932,538
                                    --------------       -------------  --------------
NET ASSETS:
 For contract liabilities             $135,531,743         $15,737,165    $713,026,834
                                    ==============       =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     10,707,761           1,522,983      62,146,688
 Minimum unit fair value #*              $9.354315           $9.886685      $10.304395
 Maximum unit fair value #*             $13.686575          $14.748542      $12.982935
 Contract liability                   $135,529,330         $15,737,165    $712,984,187
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            191                  --           3,705
 Minimum unit fair value #*             $12.632558                $ --      $11.331403
 Maximum unit fair value #*             $12.632558                $ --      $11.684434
 Contract liability                         $2,413                $ --         $42,647

                                  HARTFORD        HARTFORD
                                  CAPITAL         DIVIDEND            HARTFORD
                                APPRECIATION     AND GROWTH       GLOBAL RESEARCH
                                  HLS FUND        HLS FUND            HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 18,345,157      24,721,606             93,151
                               ==============  ==============       ============
  Cost                           $574,819,024    $396,418,846           $795,690
                               ==============  ==============       ============
  Market value                   $682,350,989    $478,018,135           $839,775
 Due from Sponsor Company                  --       1,022,884                 84
 Receivable from fund shares
  sold                                190,064              --                 --
 Other assets                              33              --                 --
                               --------------  --------------       ------------
 Total assets                     682,541,086     479,041,019            839,859
                               --------------  --------------       ------------
LIABILITIES:
 Due to Sponsor Company               190,064              --                 --
 Payable for fund shares
  purchased                                --       1,022,884                 84
 Other liabilities                         --               7                 --
                               --------------  --------------       ------------
 Total liabilities                    190,064       1,022,891                 84
                               --------------  --------------       ------------
NET ASSETS:
 For contract liabilities        $682,351,022    $478,018,128           $839,775
                               ==============  ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                79,427,664      47,936,675             88,460
 Minimum unit fair value #*         $8.063944       $9.400309          $8.486615
 Maximum unit fair value #*        $15.020625      $14.148864         $14.995966
 Contract liability              $682,292,658    $477,975,981           $839,775
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     6,867           4,255                 --
 Minimum unit fair value #*         $8.331492       $9.862336               $ --
 Maximum unit fair value #*         $8.591388      $10.014903               $ --
 Contract liability                   $58,364         $42,147               $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                          HARTFORD
                                       HARTFORD          DISCIPLINED
                                    GLOBAL GROWTH          EQUITY
                                       HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        136,263           8,208,049
                                     ============       =============
  Cost                                 $1,966,695         $79,614,793
                                     ============       =============
  Market value                         $1,832,386         $96,722,495
 Due from Sponsor Company                      --                  --
 Receivable from fund shares
  sold                                      6,532              12,667
 Other assets                                  --                   2
                                     ------------       -------------
 Total assets                           1,838,918          96,735,164
                                     ------------       -------------
LIABILITIES:
 Due to Sponsor Company                     6,532              12,667
 Payable for fund shares
  purchased                                    --                  --
 Other liabilities                             --                  --
                                     ------------       -------------
 Total liabilities                          6,532              12,667
                                     ------------       -------------
NET ASSETS:
 For contract liabilities              $1,832,386         $96,722,497
                                     ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            233,805          10,010,486
 Minimum unit fair value #*             $6.615487           $9.099219
 Maximum unit fair value #*            $13.454016          $14.457899
 Contract liability                    $1,832,386         $96,719,794
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                 288
 Minimum unit fair value #*                  $ --           $9.400964
 Maximum unit fair value #*                  $ --           $9.400964
 Contract liability                          $ --              $2,703

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                  HARTFORD
                                  HARTFORD         GROWTH        HARTFORD
                                   GROWTH      OPPORTUNITIES    HIGH YIELD
                                  HLS FUND        HLS FUND       HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  2,171,440       6,179,719      6,550,305
                                =============  ==============  =============
  Cost                            $20,744,089    $124,541,205    $50,513,272
                                =============  ==============  =============
  Market value                    $23,713,432    $145,631,806    $56,995,077
 Due from Sponsor Company                  --              --      2,323,136
 Receivable from fund shares
  sold                                  9,079          21,627             --
 Other assets                              --               2              3
                                -------------  --------------  -------------
 Total assets                      23,722,511     145,653,435     59,318,216
                                -------------  --------------  -------------
LIABILITIES:
 Due to Sponsor Company                 9,079          21,627             --
 Payable for fund shares
  purchased                                --              --      2,323,136
 Other liabilities                          1              --             --
                                -------------  --------------  -------------
 Total liabilities                      9,080          21,627      2,323,136
                                -------------  --------------  -------------
NET ASSETS:
 For contract liabilities         $23,713,431    $145,631,808    $56,995,080
                                =============  ==============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      2,501,126      17,697,940      4,217,769
 Minimum unit fair value #*         $8.838312       $7.718341      $9.940362
 Maximum unit fair value #*        $14.521777      $14.007431     $18.181166
 Contract liability               $23,713,431    $145,630,020    $56,993,220
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             --             224            140
 Minimum unit fair value #*              $ --       $7.974373     $13.279673
 Maximum unit fair value #*              $ --       $7.974373     $13.279673
 Contract liability                      $ --          $1,788         $1,860

                                                HARTFORD            HARTFORD
                                  HARTFORD    INTERNATIONAL      SMALL/MID CAP
                                   INDEX      OPPORTUNITIES          EQUITY
                                  HLS FUND      HLS FUND            HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    38,485      2,871,408          1,089,960
                                ============  =============       ============
  Cost                              $983,134    $30,205,579         $7,365,002
                                ============  =============       ============
  Market value                    $1,004,133    $30,784,422         $9,734,638
 Due from Sponsor Company             12,554             --                 --
 Receivable from fund shares
  sold                                    --         38,480             10,490
 Other assets                             --             --                 --
                                ------------  -------------       ------------
 Total assets                      1,016,687     30,822,902          9,745,128
                                ------------  -------------       ------------
LIABILITIES:
 Due to Sponsor Company                   --         38,480             10,490
 Payable for fund shares
  purchased                           12,554             --                 --
 Other liabilities                        --              1                  1
                                ------------  -------------       ------------
 Total liabilities                    12,554         38,481             10,491
                                ------------  -------------       ------------
NET ASSETS:
 For contract liabilities         $1,004,133    $30,784,421         $9,734,637
                                ============  =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        81,363      3,831,367            922,127
 Minimum unit fair value #*        $9.975913      $7.543166          $9.731743
 Maximum unit fair value #*       $14.105504     $13.452685         $18.090435
 Contract liability               $1,004,133    $30,784,421         $9,725,278
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            --             --                904
 Minimum unit fair value #*             $ --           $ --         $10.348355
 Maximum unit fair value #*             $ --           $ --         $10.348355
 Contract liability                     $ --           $ --             $9,359

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                  HARTFORD          HARTFORD
                                MONEY MARKET      SMALL COMPANY
                                  HLS FUND          HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares               712,778,676           749,111
                                ============       ===========
  Cost                          $712,778,676       $10,679,453
                                ============       ===========
  Market value                  $712,778,676       $12,786,645
 Due from Sponsor Company                 --                --
 Receivable from fund shares
  sold                               365,602               778
 Other assets                             42                 1
                                ------------       -----------
 Total assets                    713,144,320        12,787,424
                                ------------       -----------
LIABILITIES:
 Due to Sponsor Company              365,602               778
 Payable for fund shares
  purchased                               --                --
 Other liabilities                        --                --
                                ------------       -----------
 Total liabilities                   365,602               778
                                ------------       -----------
NET ASSETS:
 For contract liabilities       $712,778,718       $12,786,646
                                ============       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #   564,907,545         1,262,380
 Minimum unit fair value #*        $0.954886         $9.506856
 Maximum unit fair value #*        $9.954330        $15.515782
 Contract liability             $712,161,960       $12,786,646
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #       543,644                --
 Minimum unit fair value #*        $1.038217              $ --
 Maximum unit fair value #*        $9.831545              $ --
 Contract liability                 $616,758              $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                         HARTFORD
                                     HARTFORD          HARTFORD       U.S. GOVERNMENT
                                  SMALLCAP GROWTH        STOCK          SECURITIES
                                     HLS FUND          HLS FUND          HLS FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      484,387           44,845          4,932,741
                                    ===========       ==========        ===========
  Cost                               $8,492,099       $1,505,050        $52,160,638
                                    ===========       ==========        ===========
  Market value                      $10,498,002       $1,791,487        $52,660,137
 Due from Sponsor Company               330,942               --             56,142
 Receivable from fund shares
  sold                                       --              147                 --
 Other assets                                 1                1                  2
                                    -----------       ----------        -----------
 Total assets                        10,828,945        1,791,635         52,716,281
                                    -----------       ----------        -----------
LIABILITIES:
 Due to Sponsor Company                      --              147                 --
 Payable for fund shares
  purchased                             330,942               --             56,142
 Other liabilities                           --               --                 --
                                    -----------       ----------        -----------
 Total liabilities                      330,942              147             56,142
                                    -----------       ----------        -----------
NET ASSETS:
 For contract liabilities           $10,498,003       $1,791,488        $52,660,139
                                    ===========       ==========        ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     837,023          183,357          5,105,764
 Minimum unit fair value #*          $11.928041        $9.258648          $9.943781
 Maximum unit fair value #*          $19.100179       $15.497356         $11.098416
 Contract liability                 $10,498,003       $1,791,488        $52,660,139
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --               --                 --
 Minimum unit fair value #*                $ --             $ --               $ --
 Maximum unit fair value #*                $ --             $ --               $ --
 Contract liability                        $ --             $ --               $ --

                                                                      AMERICAN FUNDS
                                                                         BLUE CHIP
                                HARTFORD       AMERICAN FUNDS           INCOME AND
                                  VALUE       ASSET ALLOCATION            GROWTH
                                HLS FUND          HLS FUND               HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares               2,180,374         5,252,446              2,938,257
                               ===========       ===========            ===========
  Cost                         $21,111,003       $45,365,383            $22,726,948
                               ===========       ===========            ===========
  Market value                 $22,608,699       $50,956,328            $26,643,383
 Due from Sponsor Company               --                --                     --
 Receivable from fund shares
  sold                               2,502            40,312                 16,156
 Other assets                            1                 1                      1
                               -----------       -----------            -----------
 Total assets                   22,611,202        50,996,641             26,659,540
                               -----------       -----------            -----------
LIABILITIES:
 Due to Sponsor Company              2,502            40,312                 16,156
 Payable for fund shares
  purchased                             --                --                     --
 Other liabilities                      --                --                     --
                               -----------       -----------            -----------
 Total liabilities                   2,502            40,312                 16,156
                               -----------       -----------            -----------
NET ASSETS:
 For contract liabilities      $22,608,700       $50,956,329            $26,643,384
                               ===========       ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                              2,331,846         5,143,575              2,816,824
 Minimum unit fair value #*      $9.112283         $9.356124              $8.682650
 Maximum unit fair value #*     $13.790638        $13.772397             $13.982511
 Contract liability            $22,608,700       $50,834,039            $26,643,384
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     --            12,507                     --
 Minimum unit fair value #*           $ --         $9.777476                   $ --
 Maximum unit fair value #*           $ --         $9.777476                   $ --
 Contract liability                   $ --          $122,290                   $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS           AMERICAN FUNDS
                                          BOND                  GLOBAL BOND
                                        HLS FUND                 HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       15,249,688                3,599,274
                                     ==============            =============
  Cost                                 $144,068,651              $36,046,137
                                     ==============            =============
  Market value                         $160,472,942              $39,651,418
 Due from Sponsor Company                        --                       --
 Receivable from fund shares
  sold                                      211,086                    8,700
 Other assets                                    --                       --
                                     --------------            -------------
 Total assets                           160,684,028               39,660,118
                                     --------------            -------------
LIABILITIES:
 Due to Sponsor Company                     211,086                    8,700
 Payable for fund shares
  purchased                                      --                       --
 Other liabilities                                1                        1
                                     --------------            -------------
 Total liabilities                          211,087                    8,701
                                     --------------            -------------
NET ASSETS:
 For contract liabilities              $160,472,941              $39,651,417
                                     ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           14,894,303                3,554,982
 Minimum unit fair value #*              $10.240538               $10.046261
 Maximum unit fair value #*              $12.485551               $12.220324
 Contract liability                    $160,401,558              $39,651,417
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                6,601                       --
 Minimum unit fair value #*              $10.814801                     $ --
 Maximum unit fair value #*              $10.814801                     $ --
 Contract liability                         $71,383                     $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS                                    AMERICAN FUNDS
                                    GLOBAL GROWTH           AMERICAN FUNDS            GLOBAL SMALL
                                     AND INCOME              GLOBAL GROWTH           CAPITALIZATION
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      7,901,794                2,893,746                5,924,003
                                    =============            =============            =============
  Cost                                $58,796,069              $23,590,927              $39,612,210
                                    =============            =============            =============
  Market value                        $66,209,100              $25,283,099              $46,373,974
 Due from Sponsor Company                      --                       --                       --
 Receivable from fund shares
  sold                                     69,510                    2,993                    1,922
 Other assets                                  --                       --                       --
                                    -------------            -------------            -------------
 Total assets                          66,278,610               25,286,092               46,375,896
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                    69,510                    2,993                    1,922
 Payable for fund shares
  purchased                                    --                       --                       --
 Other liabilities                              1                        3                        1
                                    -------------            -------------            -------------
 Total liabilities                         69,511                    2,996                    1,923
                                    -------------            -------------            -------------
NET ASSETS:
 For contract liabilities             $66,209,099              $25,283,096              $46,373,973
                                    =============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     7,660,302                2,792,628                5,896,292
 Minimum unit fair value #*             $8.134601                $8.396653                $7.353642
 Maximum unit fair value #*            $14.854969               $14.577981               $16.033630
 Contract liability                   $66,206,936              $25,173,952              $46,350,791
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           254                   12,438                    3,011
 Minimum unit fair value #*             $8.516671                $8.774884                $7.699098
 Maximum unit fair value #*             $8.516671                $8.774884                $7.699098
 Contract liability                        $2,163                 $109,144                  $23,182


                                    AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                        GROWTH                GROWTH-INCOME             INTERNATIONAL
                                       HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      29,182,711                15,772,637                22,618,627
                                    ==============            ==============            ==============
  Cost                                $211,785,785              $118,838,952              $165,910,240
                                    ==============            ==============            ==============
  Market value                        $261,129,613              $138,992,180              $170,641,798
 Due from Sponsor Company                  131,289                   109,110                        --
 Receivable from fund shares
  sold                                          --                        --                    29,510
 Other assets                                   --                         9                         1
                                    --------------            --------------            --------------
 Total assets                          261,260,902               139,101,299               170,671,309
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                         --                        --                    29,510
 Payable for fund shares
  purchased                                131,289                   109,110                        --
 Other liabilities                              21                        --                        --
                                    --------------            --------------            --------------
 Total liabilities                         131,310                   109,110                    29,510
                                    --------------            --------------            --------------
NET ASSETS:
 For contract liabilities             $261,129,592              $138,992,189              $170,641,799
                                    ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     29,027,552                15,468,955                22,086,902
 Minimum unit fair value #*              $8.425254                 $8.441403                 $7.273224
 Maximum unit fair value #*             $15.517827                $13.990288                $13.471089
 Contract liability                   $260,949,443              $138,809,570              $170,606,028
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         20,426                    20,663                     4,700
 Minimum unit fair value #*              $8.692389                 $8.837879                 $7.503868
 Maximum unit fair value #*              $8.821014                 $8.837879                 $7.614906
 Contract liability                       $180,149                  $182,619                   $35,771

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                HARTFORD
                                    AMERICAN FUNDS              PORTFOLIO
                                       NEW WORLD               DIVERSIFIER
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (I)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       5,163,399                3,705,023
                                     =============            =============
  Cost                                 $39,594,561              $38,225,888
                                     =============            =============
  Market value                         $44,694,898              $37,732,731
 Due from Sponsor Company                       --                1,033,968
 Receivable from fund shares
  sold                                     197,622                       --
 Other assets                                   --                        1
                                     -------------            -------------
 Total assets                           44,892,520               38,766,700
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                    197,622                       --
 Payable for fund shares
  purchased                                     --                1,033,968
 Other liabilities                               2                       --
                                     -------------            -------------
 Total liabilities                         197,624                1,033,968
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $44,694,896              $37,732,732
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           5,076,172                3,708,946
 Minimum unit fair value #*              $8.234862               $10.149291
 Maximum unit fair value #*             $15.085858               $10.208088
 Contract liability                    $44,694,896              $37,732,732
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                       --
 Minimum unit fair value #*                   $ --                     $ --
 Maximum unit fair value #*                   $ --                     $ --
 Contract liability                           $ --                     $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(i)  Funded as of June 17, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               LORD ABBETT         LORD ABBETT              LORD ABBETT
                               FUNDAMENTAL      CAPITAL STRUCTURE         BOND DEBENTURE
                               EQUITY FUND            FUND                     FUND
                               SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  199,034           1,191,689                6,679,651
                               ============       =============            =============
  Cost                           $3,320,862         $13,714,903              $70,426,881
                               ============       =============            =============
  Market value                   $3,236,300         $15,527,712              $77,751,138
 Due from Sponsor Company           396,250                  --                   18,620
 Receivable from fund shares
  sold                                   --               1,920                       --
 Other assets                            --                  --                        1
                               ------------       -------------            -------------
 Total assets                     3,632,550          15,529,632               77,769,759
                               ------------       -------------            -------------
LIABILITIES:
 Due to Sponsor Company                  --               1,920                       --
 Payable for fund shares
  purchased                         396,250                  --                   18,620
 Other liabilities                       --                   1                       --
                               ------------       -------------            -------------
 Total liabilities                  396,250               1,921                   18,620
                               ------------       -------------            -------------
NET ASSETS:
 For contract liabilities        $3,236,300         $15,527,711              $77,751,139
                               ============       =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 292,794           1,441,854                6,171,792
 Minimum unit fair value #*       $9.403044          $10.287197               $10.542672
 Maximum unit fair value #*      $12.297888          $14.095327               $15.825278
 Contract liability              $3,236,300         $15,520,036              $77,751,139
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      --                 702                       --
 Minimum unit fair value #*            $ --          $10.937377                     $ --
 Maximum unit fair value #*            $ --          $10.937377                     $ --
 Contract liability                    $ --              $7,675                     $ --

                                LORD ABBETT
                                GROWTH AND
                                  INCOME        MFS CORE      MFS GROWTH
                                   FUND       EQUITY SERIES     SERIES
                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                   574,354      1,187,384      2,411,907
                               =============  =============  =============
  Cost                           $11,482,942    $21,261,770    $54,040,324
                               =============  =============  =============
  Market value                   $12,721,931    $18,202,605    $59,135,988
 Due from Sponsor Company                 --             --         23,316
 Receivable from fund shares
  sold                                 4,734         24,066             --
 Other assets                             --             --             --
                               -------------  -------------  -------------
 Total assets                     12,726,665     18,226,671     59,159,304
                               -------------  -------------  -------------
LIABILITIES:
 Due to Sponsor Company                4,734         24,066             --
 Payable for fund shares
  purchased                               --             --         23,316
 Other liabilities                         1             --              1
                               -------------  -------------  -------------
 Total liabilities                     4,735         24,066         23,317
                               -------------  -------------  -------------
NET ASSETS:
 For contract liabilities        $12,721,930    $18,202,605    $59,135,987
                               =============  =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                1,442,473      2,226,830      7,510,638
 Minimum unit fair value #*        $8.326566      $6.181651      $5.740517
 Maximum unit fair value #*       $12.974098     $14.730060     $15.182948
 Contract liability              $12,721,930    $18,159,863    $59,046,354
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --          4,677          9,737
 Minimum unit fair value #*             $ --      $6.750177      $6.185460
 Maximum unit fair value #*             $ --      $9.222312      $9.604214
 Contract liability                     $ --        $42,742        $89,633

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS GLOBAL       MFS HIGH
                                EQUITY SERIES  INCOME SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  1,608,047      26,329,931
                                =============  ==============
  Cost                            $18,592,017    $230,271,712
                                =============  ==============
  Market value                    $20,438,284    $218,275,131
 Due from Sponsor Company                  --       1,819,516
 Receivable from fund shares
  sold                                  8,466              --
 Other assets                              --              --
                                -------------  --------------
 Total assets                      20,446,750     220,094,647
                                -------------  --------------
LIABILITIES:
 Due to Sponsor Company                 8,466              --
 Payable for fund shares
  purchased                                --       1,819,516
 Other liabilities                          1               2
                                -------------  --------------
 Total liabilities                      8,467       1,819,518
                                -------------  --------------
NET ASSETS:
 For contract liabilities         $20,438,283    $218,275,129
                                =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      1,476,698      14,940,212
 Minimum unit fair value #*        $12.098479      $13.702058
 Maximum unit fair value #*        $16.464636      $17.141254
 Contract liability               $20,438,283    $218,110,572
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             --          10,785
 Minimum unit fair value #*              $ --      $14.780061
 Maximum unit fair value #*              $ --      $16.421699
 Contract liability                      $ --        $164,557

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS INVESTORS
                                       GROWTH           MFS INVESTORS         MFS MID CAP
                                    STOCK SERIES         TRUST SERIES        GROWTH SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      4,505,338           14,652,175          11,340,861
                                    =============       ==============       =============
  Cost                                $48,005,673         $261,440,037         $78,310,318
                                    =============       ==============       =============
  Market value                        $49,603,781         $284,383,099         $63,849,048
 Due from Sponsor Company                      --                   --              29,170
 Receivable from fund shares
  sold                                    858,852              101,377                  --
 Other assets                                  --                   --                   3
                                    -------------       --------------       -------------
 Total assets                          50,462,633          284,484,476          63,878,221
                                    -------------       --------------       -------------
LIABILITIES:
 Due to Sponsor Company                   858,852              101,377                  --
 Payable for fund shares
  purchased                                    --                   --              29,170
 Other liabilities                             --                    1                  --
                                    -------------       --------------       -------------
 Total liabilities                        858,852              101,378              29,170
                                    -------------       --------------       -------------
NET ASSETS:
 For contract liabilities             $49,603,781         $284,383,098         $63,849,051
                                    =============       ==============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     6,525,337           31,287,542          12,372,311
 Minimum unit fair value #*             $6.198971            $8.347897           $4.724062
 Maximum unit fair value #*            $14.774233           $13.343170          $16.289901
 Contract liability                   $49,527,882         $284,272,361         $63,809,776
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         8,620               11,360               7,692
 Minimum unit fair value #*             $8.779192            $8.968421           $5.075958
 Maximum unit fair value #*             $9.201654           $10.587600           $5.262970
 Contract liability                       $75,899             $110,737             $39,275


                                       MFS NEW             MFS TOTAL       MFS VALUE
                                   DISCOVERY SERIES      RETURN SERIES       SERIES
                                     SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      14,686,625           48,532,662      27,091,288
                                    ==============       ==============  ==============
  Cost                                $211,951,503         $924,526,685    $325,451,327
                                    ==============       ==============  ==============
  Market value                        $209,863,267         $898,521,021    $342,014,537
 Due from Sponsor Company                1,494,021                   --       1,615,661
 Receivable from fund shares
  sold                                          --              402,387              --
 Other assets                                   --                   --              13
                                    --------------       --------------  --------------
 Total assets                          211,357,288          898,923,408     343,630,211
                                    --------------       --------------  --------------
LIABILITIES:
 Due to Sponsor Company                         --              402,387              --
 Payable for fund shares
  purchased                              1,494,021                   --       1,615,661
 Other liabilities                               1                   13              --
                                    --------------       --------------  --------------
 Total liabilities                       1,494,022              402,400       1,615,661
                                    --------------       --------------  --------------
NET ASSETS:
 For contract liabilities             $209,863,266         $898,521,008    $342,014,550
                                    ==============       ==============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     16,375,199           66,794,110      27,170,473
 Minimum unit fair value #*              $8.710572            $9.697169       $9.056636
 Maximum unit fair value #*             $20.321026           $16.255289      $16.765670
 Contract liability                   $209,660,494         $897,662,960    $341,857,780
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         12,669               59,797           9,980
 Minimum unit fair value #*             $10.393953           $13.216997       $9.356518
 Maximum unit fair value #*             $17.680164           $16.255289      $16.194178
 Contract liability                       $202,772             $858,048        $156,770

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS RESEARCH        MFS RESEARCH
                                 BOND SERIES     INTERNATIONAL SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  25,965,434           4,115,435
                                ==============       =============
  Cost                            $305,762,915         $58,812,469
                                ==============       =============
  Market value                    $336,634,051         $44,693,628
 Due from Sponsor Company                   --                  --
 Receivable from fund shares
  sold                               1,653,248               9,624
 Other assets                                1                  --
                                --------------       -------------
 Total assets                      338,287,300          44,703,252
                                --------------       -------------
LIABILITIES:
 Due to Sponsor Company              1,653,248               9,624
 Payable for fund shares
  purchased                                 --                  --
 Other liabilities                          --                   2
                                --------------       -------------
 Total liabilities                   1,653,248               9,626
                                --------------       -------------
NET ASSETS:
 For contract liabilities         $336,634,052         $44,693,626
                                ==============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      26,930,004           3,938,506
 Minimum unit fair value #*         $10.239666          $10.758423
 Maximum unit fair value #*         $13.513620          $12.839561
 Contract liability               $336,563,890         $44,693,626
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #           5,466                  --
 Minimum unit fair value #*         $12.009084                $ --
 Maximum unit fair value #*         $13.061095                $ --
 Contract liability                    $70,162                $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               BLACKROCK                 BLACKROCK
                                    MFS RESEARCH                GLOBAL                     GLOBAL
                                       SERIES            ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (J)             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,785,577                  44,185                     36,563
                                    =============             ===========               ============
  Cost                                $32,454,761                $616,228                   $333,225
                                    =============             ===========               ============
  Market value                        $33,533,135                $586,773                   $448,267
 Due from Sponsor Company                      --                      --                        256
 Receivable from fund shares
  sold                                      8,731                      35                         --
 Other assets                                  --                      --                         --
                                    -------------             -----------               ------------
 Total assets                          33,541,866                 586,808                    448,523
                                    -------------             -----------               ------------
LIABILITIES:
 Due to Sponsor Company                     8,731                      35                         --
 Payable for fund shares
  purchased                                    --                      --                        256
 Other liabilities                              2                      --                         --
                                    -------------             -----------               ------------
 Total liabilities                          8,733                      35                        256
                                    -------------             -----------               ------------
NET ASSETS:
 For contract liabilities             $33,533,133                $586,773                   $448,267
                                    =============             ===========               ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     2,844,748                  62,053                     36,835
 Minimum unit fair value #*            $10.858330               $9.419996                 $10.134833
 Maximum unit fair value #*            $14.228035               $9.507568                 $13.167386
 Contract liability                   $33,533,133                $586,773                   $448,267
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                      --                         --
 Minimum unit fair value #*                  $ --                    $ --                       $ --
 Maximum unit fair value #*                  $ --                    $ --                       $ --
 Contract liability                          $ --                    $ --                       $ --

                                     BLACKROCK               BLACKROCK          UIF MID CAP
                                     LARGE CAP                 EQUITY             GROWTH
                                  GROWTH V.I. FUND       DIVIDEND V.I. FUND      PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT (K)       SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       104,421                 211,514           2,371,159
                                    ============            ============       =============
  Cost                                  $924,315              $1,698,666         $19,211,490
                                    ============            ============       =============
  Market value                        $1,147,596              $1,728,069         $26,367,293
 Due from Sponsor Company                     --                  30,936               6,247
 Receivable from fund shares
  sold                                       651                      --                  --
 Other assets                                  1                      --                   3
                                    ------------            ------------       -------------
 Total assets                          1,148,248               1,759,005          26,373,543
                                    ------------            ------------       -------------
LIABILITIES:
 Due to Sponsor Company                      651                      --                  --
 Payable for fund shares
  purchased                                   --                  30,936               6,247
 Other liabilities                            --                      --                  --
                                    ------------            ------------       -------------
 Total liabilities                           651                  30,936               6,247
                                    ------------            ------------       -------------
NET ASSETS:
 For contract liabilities             $1,147,597              $1,728,069         $26,367,296
                                    ============            ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      117,398                 168,708           2,412,191
 Minimum unit fair value #*            $8.659900              $10.203321          $10.375356
 Maximum unit fair value #*           $10.791691              $10.309221          $18.947454
 Contract liability                   $1,147,597              $1,728,069         $26,367,296
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                  --
 Minimum unit fair value #*                 $ --                    $ --                $ --
 Maximum unit fair value #*                 $ --                    $ --                $ --
 Contract liability                         $ --                    $ --                $ --

(j)  Funded as of July 20, 2011.

(k) Funded as of July 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       INVESCO
                                   VAN KAMPEN V.I.        MORGAN STANLEY
                                       MID CAP             FOCUS GROWTH
                                     VALUE FUND             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     1,258,533                51,832
                                     ===========            ==========
  Cost                               $13,635,938              $978,431
                                     ===========            ==========
  Market value                       $16,021,119            $1,077,590
 Due from Sponsor Company                     --                    --
 Receivable from fund shares
  sold                                     3,677                    99
 Other assets                                 --                    --
                                     -----------            ----------
 Total assets                         16,024,796             1,077,689
                                     -----------            ----------
LIABILITIES:
 Due to Sponsor Company                    3,677                    99
 Payable for fund shares
  purchased                                   --                    --
 Other liabilities                            --                    --
                                     -----------            ----------
 Total liabilities                         3,677                    99
                                     -----------            ----------
NET ASSETS:
 For contract liabilities            $16,021,119            $1,077,590
                                     ===========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         1,492,590               138,104
 Minimum unit fair value #*            $9.964752             $7.317129
 Maximum unit fair value #*           $17.265109             $8.011904
 Contract liability                  $16,021,119            $1,077,590
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                    --
 Minimum unit fair value #*                 $ --                  $ --
 Maximum unit fair value #*                 $ --                  $ --
 Contract liability                         $ --                  $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY        MORGAN STANLEY
                                    MULTI CAP              MID CAP            MORGAN STANLEY
                                      GROWTH                GROWTH           FLEXIBLE INCOME
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT (L)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     162,760                26,878               144,248
                                    ==========            ==========            ==========
  Cost                              $2,034,335              $785,205              $994,733
                                    ==========            ==========            ==========
  Market value                      $2,416,986              $863,063              $869,814
 Due from Sponsor Company                1,873                    --                    --
 Receivable from fund shares
  sold                                      --                 2,330                    79
 Other assets                                2                    --                    --
                                    ----------            ----------            ----------
 Total assets                        2,418,861               865,393               869,893
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     --                 2,330                    79
 Payable for fund shares
  purchased                              1,873                    --                    --
 Other liabilities                          --                    --                     1
                                    ----------            ----------            ----------
 Total liabilities                       1,873                 2,330                    80
                                    ----------            ----------            ----------
NET ASSETS:
 For contract liabilities           $2,416,988              $863,063              $869,813
                                    ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    482,403                80,188                74,330
 Minimum unit fair value #*          $4.710467            $10.110543            $10.959190
 Maximum unit fair value #*          $5.157715            $11.070503            $11.999312
 Contract liability                 $2,416,988              $863,063              $869,813
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                    --
 Minimum unit fair value #*               $ --                  $ --                  $ --
 Maximum unit fair value #*               $ --                  $ --                  $ --
 Contract liability                       $ --                  $ --                  $ --

                                                           OPPENHEIMER
                                     BLACKROCK               CAPITAL              OPPENHEIMER
                                      CAPITAL              APPRECIATION        GLOBAL SECURITIES
                               APPRECIATION V.I. FUND        FUND/VA                FUND/VA
                                  SUB-ACCOUNT (K)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      199,763                 66,640              1,047,554
                                     ==========             ==========            ===========
  Cost                               $1,566,694             $2,180,431            $24,688,684
                                     ==========             ==========            ===========
  Market value                       $1,520,195             $2,625,632            $28,503,953
 Due from Sponsor Company                28,666                     --                     --
 Receivable from fund shares
  sold                                       --                  1,679                  4,707
 Other assets                                --                     --                      2
                                     ----------             ----------            -----------
 Total assets                         1,548,861              2,627,311             28,508,662
                                     ----------             ----------            -----------
LIABILITIES:
 Due to Sponsor Company                      --                  1,679                  4,707
 Payable for fund shares
  purchased                              28,666                     --                     --
 Other liabilities                           --                      1                     --
                                     ----------             ----------            -----------
 Total liabilities                       28,666                  1,680                  4,707
                                     ----------             ----------            -----------
NET ASSETS:
 For contract liabilities            $1,520,195             $2,625,631            $28,503,955
                                     ==========             ==========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     167,853                286,259              3,043,406
 Minimum unit fair value #*           $8.865043              $8.613695              $8.864406
 Maximum unit fair value #*           $9.340590             $15.192398             $14.979816
 Contract liability                  $1,520,195             $2,625,631            $28,503,955
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                     --                     --
 Minimum unit fair value #*                $ --                   $ --                   $ --
 Maximum unit fair value #*                $ --                   $ --                   $ --
 Contract liability                        $ --                   $ --                   $ --

(k) Funded as of July 1, 2011.

(l) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              OPPENHEIMER
                                     OPPENHEIMER              MAIN STREET
                                     MAIN STREET           SMALL- & MID-CAP
                                       FUND/VA                  FUND/VA
                                     SUB-ACCOUNT            SUB-ACCOUNT (M)
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        163,456                1,684,911
                                     ============            =============
  Cost                                 $2,935,642              $20,526,990
                                     ============            =============
  Market value                         $3,355,751              $28,677,184
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                      1,018                   12,340
 Other assets                                   1                        1
                                     ------------            -------------
 Total assets                           3,356,770               28,689,525
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                     1,018                   12,340
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------            -------------
 Total liabilities                          1,018                   12,340
                                     ------------            -------------
NET ASSETS:
 For contract liabilities              $3,355,752              $28,677,185
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            347,115                2,658,375
 Minimum unit fair value #*             $9.184096               $10.215231
 Maximum unit fair value #*            $14.351185               $16.935018
 Contract liability                    $3,355,752              $28,677,185
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                       --
 Minimum unit fair value #*                  $ --                     $ --
 Maximum unit fair value #*                  $ --                     $ --
 Contract liability                          $ --                     $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(m) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER          PUTNAM VT          PUTNAM VT
                                       VALUE            DIVERSIFIED        GLOBAL ASSET
                                      FUND/VA           INCOME FUND      ALLOCATION FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       159,052          12,672,024            501,410
                                    ============       =============       ============
  Cost                                $1,411,450         $85,268,649         $5,961,991
                                    ============       =============       ============
  Market value                        $1,541,212         $87,183,525         $7,120,025
 Due from Sponsor Company                     --                  --                 --
 Receivable from fund shares
  sold                                       144              30,814                605
 Other assets                                 --                  --                 --
                                    ------------       -------------       ------------
 Total assets                          1,541,356          87,214,339          7,120,630
                                    ------------       -------------       ------------
LIABILITIES:
 Due to Sponsor Company                      144              30,814                605
 Payable for fund shares
  purchased                                   --                  --                 --
 Other liabilities                            --                   5                 --
                                    ------------       -------------       ------------
 Total liabilities                           144              30,819                605
                                    ------------       -------------       ------------
NET ASSETS:
 For contract liabilities             $1,541,212         $87,183,520         $7,120,025
                                    ============       =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      165,954           7,493,345            688,977
 Minimum unit fair value #*            $8.573920          $11.074456          $9.957046
 Maximum unit fair value #*           $14.124909          $16.873590         $15.057518
 Contract liability                   $1,541,212         $87,183,520         $7,120,025
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                  --                 --
 Minimum unit fair value #*                 $ --                $ --               $ --
 Maximum unit fair value #*                 $ --                $ --               $ --
 Contract liability                         $ --                $ --               $ --

                                 PUTNAM VT      PUTNAM VT
                               INTERNATIONAL  INTERNATIONAL        PUTNAM VT
                                VALUE FUND     EQUITY FUND       INVESTORS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  157,353        131,757               7,059
                               ============   ============        ============
  Cost                           $1,305,835     $1,450,813             $64,831
                               ============   ============        ============
  Market value                   $1,238,367     $1,250,370             $70,658
 Due from Sponsor Company                --             --                  --
 Receivable from fund shares
  sold                                  107            119                   2
 Other assets                            --             --                  --
                               ------------   ------------        ------------
 Total assets                     1,238,474      1,250,489              70,660
                               ------------   ------------        ------------
LIABILITIES:
 Due to Sponsor Company                 107            119                   2
 Payable for fund shares
  purchased                              --             --                  --
 Other liabilities                       --              1                  --
                               ------------   ------------        ------------
 Total liabilities                      107            120                   2
                               ------------   ------------        ------------
NET ASSETS:
 For contract liabilities        $1,238,367     $1,250,369             $70,658
                               ============   ============        ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 179,940        183,936               5,241
 Minimum unit fair value #*       $6.385634      $6.446358          $10.926607
 Maximum unit fair value #*      $11.688567     $11.361661          $13.807398
 Contract liability              $1,238,367     $1,250,369             $70,658
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      --             --                  --
 Minimum unit fair value #*            $ --           $ --                $ --
 Maximum unit fair value #*            $ --           $ --                $ --
 Contract liability                    $ --           $ --                $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 PUTNAM VT
                                 SMALL CAP        PUTNAM VT
                                VALUE FUND       VOYAGER FUND
                                SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 214,156            65,471
                                ==========        ==========
  Cost                          $2,386,483        $2,226,966
                                ==========        ==========
  Market value                  $2,799,023        $2,079,361
 Due from Sponsor Company               --             4,532
 Receivable from fund shares
  sold                                 320                --
 Other assets                           --                --
                                ----------        ----------
 Total assets                    2,799,343         2,083,893
                                ----------        ----------
LIABILITIES:
 Due to Sponsor Company                320                --
 Payable for fund shares
  purchased                             --             4,532
 Other liabilities                      --                --
                                ----------        ----------
 Total liabilities                     320             4,532
                                ----------        ----------
NET ASSETS:
 For contract liabilities       $2,799,023        $2,079,361
                                ==========        ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     273,496           196,402
 Minimum unit fair value #*      $9.582938         $8.735317
 Maximum unit fair value #*     $15.775002        $12.590426
 Contract liability             $2,799,023        $2,079,361
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          --                --
 Minimum unit fair value #*           $ --              $ --
 Maximum unit fair value #*           $ --              $ --
 Contract liability                   $ --              $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT           PIMCO                 PIMCO
                                  EQUITY           ALL ASSET           EQS PATHFINDER
                                INCOME FUND          FUND                   FUND
                                SUB-ACCOUNT     SUB-ACCOUNT (N)       SUB-ACCOUNT (K)
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  65,582             29,706               130,033
                                ==========        ===========            ==========
  Cost                            $858,895           $319,717            $1,273,696
                                ==========        ===========            ==========
  Market value                    $883,394           $311,615            $1,276,923
 Due from Sponsor Company            8,923                 --                25,295
 Receivable from fund shares            --                 23                    --
  sold
 Other assets                           --                 --                    --
                                ----------        -----------            ----------
 Total assets                      892,317            311,638             1,302,218
                                ----------        -----------            ----------
LIABILITIES:
 Due to Sponsor Company                 --                 23                    --
 Payable for fund shares             8,923                 --                25,295
  purchased
 Other liabilities                      --                 --                    --
                                ----------        -----------            ----------
 Total liabilities                   8,923                 23                25,295
                                ----------        -----------            ----------
NET ASSETS:
 For contract liabilities         $883,394           $311,615            $1,276,923
                                ==========        ===========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      68,788             31,189               136,466
 Minimum unit fair value #*     $10.965150          $9.785819             $9.232322
 Maximum unit fair value #*     $13.578750         $10.091449             $9.475458
 Contract liability               $883,394           $311,615            $1,276,923
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          --                 --                    --
 Minimum unit fair value #*           $ --               $ --                  $ --
 Maximum unit fair value #*           $ --               $ --                  $ --
 Contract liability                   $ --               $ --                  $ --

                                      PIMCO
                                      GLOBAL          JENNISON 20/20
                                   MULTI-ASSET            FOCUS
                                       FUND             PORTFOLIO
                                 SUB-ACCOUNT (O)       SUB-ACCOUNT
------------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of shares                     21,773              35,067
                                     ========            ========
  Cost                               $272,635            $397,657
                                     ========            ========
  Market value                       $264,758            $512,677
 Due from Sponsor Company                  --                  --
 Receivable from fund shares               21                 101
  sold
 Other assets                               1                  --
                                     --------            --------
 Total assets                         264,780             512,778
                                     --------            --------
LIABILITIES:
 Due to Sponsor Company                    21                 101
 Payable for fund shares                   --                  --
  purchased
 Other liabilities                         --                  --
                                     --------            --------
 Total liabilities                         21                 101
                                     --------            --------
NET ASSETS:
 For contract liabilities            $264,759            $512,677
                                     ========            ========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         27,351             372,951
 Minimum unit fair value #*          $9.501791           $1.312477
 Maximum unit fair value #*          $9.767544           $1.401227
 Contract liability                  $264,759            $512,677
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             --                  --
 Minimum unit fair value #*              $ --                $ --
 Maximum unit fair value #*              $ --                $ --
 Contract liability                      $ --                $ --

(k) Funded as of July 1, 2011.

(n) Funded as of July 18, 2011.

(o) Funded as of July 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        PRUDENTIAL
                                      JENNISON            VALUE
                                      PORTFOLIO         PORTFOLIO
                                     SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1,704             17,738
                                     ===========       ============
  Cost                                   $38,561           $327,954
                                     ===========       ============
  Market value                           $39,005           $284,514
 Due from Sponsor Company                     --                 --
 Receivable from fund shares
  sold                                         5                 29
 Other assets                                 --                 --
                                     -----------       ------------
 Total assets                             39,010            284,543
                                     -----------       ------------
LIABILITIES:
 Due to Sponsor Company                        5                 29
 Payable for fund shares
  purchased                                   --                 --
 Other liabilities                            --                 --
                                     -----------       ------------
 Total liabilities                             5                 29
                                     -----------       ------------
NET ASSETS:
 For contract liabilities                $39,005           $284,514
                                     ===========       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            43,669            221,591
 Minimum unit fair value #*            $0.893188          $1.070317
 Maximum unit fair value #*            $0.893188         $14.410334
 Contract liability                      $39,005           $284,514
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                 --
 Minimum unit fair value #*                 $ --               $ --
 Maximum unit fair value #*                 $ --               $ --
 Contract liability                         $ --               $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PRUDENTIAL                INVESCO
                                      SERIES              VAN KAMPEN V.I.             INVESCO
                                   INTERNATIONAL            GROWTH AND            VAN KAMPEN V.I.
                                      GROWTH                INCOME FUND            COMSTOCK FUND
                                  SUB-ACCOUNT (P)           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        6,841                2,776,414                 240,732
                                    ===========            =============            ============
  Cost                                  $35,233              $42,962,447              $3,406,126
                                    ===========            =============            ============
  Market value                          $29,418              $49,253,591              $2,715,455
 Due from Sponsor Company                    --                       --                      --
 Receivable from fund shares
  sold                                        4                    2,255                     254
 Other assets                                --                        1                      --
                                    -----------            -------------            ------------
 Total assets                            29,422               49,255,847               2,715,709
                                    -----------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                       4                    2,255                     254
 Payable for fund shares
  purchased                                  --                       --                      --
 Other liabilities                           --                       --                      --
                                    -----------            -------------            ------------
 Total liabilities                            4                    2,255                     254
                                    -----------            -------------            ------------
NET ASSETS:
 For contract liabilities               $29,418              $49,253,592              $2,715,455
                                    ===========            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      36,866                4,781,804                 192,593
 Minimum unit fair value #*           $0.797967                $9.136670              $13.295328
 Maximum unit fair value #*           $0.797967               $15.059806              $14.475731
 Contract liability                     $29,418              $49,253,592              $2,715,455
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                       --                      --
 Minimum unit fair value #*                $ --                     $ --                    $ --
 Maximum unit fair value #*                $ --                     $ --                    $ --
 Contract liability                        $ --                     $ --                    $ --

                                       INVESCO               WELLS FARGO
                                   VAN KAMPEN V.I.          ADVANTAGE VT
                                       CAPITAL               INDEX ASSET
                                     GROWTH FUND           ALLOCATION FUND
                                 SUB-ACCOUNT (F)(Q)          SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,148,276                 73,930
                                    =============            ===========
  Cost                                $42,393,804               $924,870
                                    =============            ===========
  Market value                        $36,629,295               $893,821
 Due from Sponsor Company                  18,805                     --
 Receivable from fund shares
  sold                                         --                    100
 Other assets                                   1                      2
                                    -------------            -----------
 Total assets                          36,648,101                893,923
                                    -------------            -----------
LIABILITIES:
 Due to Sponsor Company                        --                    100
 Payable for fund shares
  purchased                                18,805                     --
 Other liabilities                             --                     --
                                    -------------            -----------
 Total liabilities                         18,805                    100
                                    -------------            -----------
NET ASSETS:
 For contract liabilities             $36,629,296               $893,823
                                    =============            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     3,990,162                728,215
 Minimum unit fair value #*             $9.117538              $1.178104
 Maximum unit fair value #*             $9.259472              $1.310634
 Contract liability                   $36,629,296               $893,823
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                     --
 Minimum unit fair value #*                  $ --                   $ --
 Maximum unit fair value #*                  $ --                   $ --
 Contract liability                          $ --                   $ --

(f)  Funded as of April 29, 2011.

(p) Funded as of January 12, 2011.

(q) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                     TOTAL RETURN             INTRINSIC
                                      BOND FUND               VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        561,461                 215,884
                                     ============            ============
  Cost                                 $5,727,339              $3,226,947
                                     ============            ============
  Market value                         $5,917,801              $2,681,277
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                        969                     511
 Other assets                                  69                      --
                                     ------------            ------------
 Total assets                           5,918,839               2,681,788
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       969                     511
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                       1
                                     ------------            ------------
 Total liabilities                            969                     512
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $5,917,870              $2,681,276
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          3,840,214               2,463,930
 Minimum unit fair value #*             $1.407733               $1.003183
 Maximum unit fair value #*            $12.637153              $12.425898
 Contract liability                    $5,917,870              $2,681,276
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                  $ --                    $ --
 Maximum unit fair value #*                  $ --                    $ --
 Contract liability                          $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                   INTERNATIONAL             SMALL CAP              ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND            DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       290,134                 324,124                  74,923
                                    ============            ============            ============
  Cost                                $1,373,351              $2,641,949              $1,316,146
                                    ============            ============            ============
  Market value                        $1,386,843              $2,489,272              $1,601,116
 Due from Sponsor Company                     --                      --                      --
 Receivable from fund shares
  sold                                       269                     474                     171
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total assets                          1,387,112               2,489,746               1,601,287
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      269                     474                     171
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                             1                       2                      --
                                    ------------            ------------            ------------
 Total liabilities                           270                     476                     171
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $1,386,842              $2,489,270              $1,601,116
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      133,369               1,583,406                 103,948
 Minimum unit fair value #*           $10.294596               $1.455057              $14.626834
 Maximum unit fair value #*           $10.476517              $18.694693              $18.109556
 Contract liability                   $1,386,842              $2,489,270              $1,601,116
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                 $ --                    $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --                    $ --
 Contract liability                         $ --                    $ --                    $ --

                                    WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO
                                     SMALL CAP              ADVANTAGE VT
                                     VALUE FUND           OPPORTUNITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (R)
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                        52,498                  20,271
                                    ============            ============
  Cost                                  $655,707                $363,113
                                    ============            ============
  Market value                          $436,787                $352,314
 Due from Sponsor Company                     --                      --
 Receivable from fund shares
  sold                                        42                      33
 Other assets                                 --                      --
                                    ------------            ------------
 Total assets                            436,829                 352,347
                                    ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       42                      33
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                    ------------            ------------
 Total liabilities                            42                      33
                                    ------------            ------------
NET ASSETS:
 For contract liabilities               $436,787                $352,314
                                    ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       36,256                  29,014
 Minimum unit fair value #*           $11.711416              $11.603564
 Maximum unit fair value #*           $12.385528              $16.783122
 Contract liability                     $436,787                $352,314
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --
 Minimum unit fair value #*                 $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --
 Contract liability                         $ --                    $ --

(r) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                       VALUE FUND                GROWTH FUND
                                     SUB-ACCOUNT (A)           SUB-ACCOUNT (B)
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $5,545                    $ --
                                        ---------                    ----
EXPENSES:
 Administrative charges                        --                      --
 Mortality and expense risk
  charges                                  (2,562)                     --
                                        ---------                    ----
  Total expenses                           (2,562)                     --
                                        ---------                    ----
  Net investment income (loss)              2,983                      --
                                        ---------                    ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     1,134                      --
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              49,112                      (3)
                                        ---------                    ----
  Net gain (loss) on
   investments                             50,246                      (3)
                                        ---------                    ----
  Net increase (decrease) in
   net assets resulting from
   operations                             $53,229                     $(3)
                                        =========                    ====

(a)  Funded as of June 28, 2011.

(b) Funded as of December 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                  STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $711,313                 $1,519,326                    $46,135
                                     -------------              -------------              -------------
EXPENSES:
 Administrative charges                         --                         --                         --
 Mortality and expense risk
  charges                                 (505,383)                  (594,272)                  (274,252)
                                     -------------              -------------              -------------
  Total expenses                          (505,383)                  (594,272)                  (274,252)
                                     -------------              -------------              -------------
  Net investment income
   (loss)                                  205,930                    925,054                   (228,117)
                                     -------------              -------------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    441,944                    (69,227)                   355,468
 Net realized gain on
  distributions                                 --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,034,707)                (9,074,106)                (1,966,440)
                                     -------------              -------------              -------------
  Net gain (loss) on
   investments                          (1,592,763)                (9,143,333)                (1,610,972)
                                     -------------              -------------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,386,833)               $(8,218,279)               $(1,839,089)
                                     =============              =============              =============

                                                            ALLIANCEBERNSTEIN VPS    INVESCO V.I.
                                 ALLIANCEBERNSTEIN VPS          INTERNATIONAL         BASIC VALUE
                                    VALUE PORTFOLIO           GROWTH PORTFOLIO           FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $16,266                     $270,868             $761,838
                                       ---------                -------------        -------------
EXPENSES:
 Administrative charges                       --                           --             (131,797)
 Mortality and expense risk
  charges                                (21,394)                    (158,619)          (1,615,763)
                                       ---------                -------------        -------------
  Total expenses                         (21,394)                    (158,619)          (1,747,560)
                                       ---------                -------------        -------------
  Net investment income
   (loss)                                 (5,128)                     112,249             (985,722)
                                       ---------                -------------        -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   15,248                       91,554           (4,970,512)
 Net realized gain on
  distributions                               --                           --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (49,586)                  (1,969,717)           1,574,355
                                       ---------                -------------        -------------
  Net gain (loss) on
   investments                           (34,338)                  (1,878,163)          (3,396,157)
                                       ---------                -------------        -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(39,466)                 $(1,765,914)         $(4,381,879)
                                       =========                =============        =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     INVESCO V.I.        INVESCO V.I.
                                        CAPITAL              CORE
                                   APPRECIATION FUND      EQUITY FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $63,882          $1,754,893
                                     -------------       -------------
EXPENSES:
 Administrative charges                    (64,372)           (336,829)
 Mortality and expense risk
  charges                                 (803,700)         (3,422,940)
                                     -------------       -------------
  Total expenses                          (868,072)         (3,759,769)
                                     -------------       -------------
  Net investment income (loss)            (804,190)         (2,004,876)
                                     -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    171,174           6,423,564
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,537,979)         (6,376,719)
                                     -------------       -------------
  Net gain (loss) on
   investments                          (3,366,805)             46,845
                                     -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(4,170,995)        $(1,958,031)
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        INVESCO V.I.            INVESCO V.I.        INVESCO V.I.
                                         GOVERNMENT            INTERNATIONAL        MID CAP CORE
                                      SECURITIES FUND           GROWTH FUND         EQUITY FUND
                                        SUB-ACCOUNT           SUB-ACCOUNT (C)       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $24,616,640              $3,069,535            $661,957
                                       --------------          --------------      --------------
EXPENSES:
 Administrative charges                      (979,446)               (222,459)           (344,366)
 Mortality and expense risk
  charges                                 (11,493,871)             (3,300,638)         (4,043,987)
                                       --------------          --------------      --------------
  Total expenses                          (12,473,317)             (3,523,097)         (4,388,353)
                                       --------------          --------------      --------------
  Net investment income
   (loss)                                  12,143,323                (453,562)         (3,726,396)
                                       --------------          --------------      --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     1,226,834              (2,095,686)          1,640,201
 Net realized gain on
  distributions                                    --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              25,910,095             (13,841,984)        (16,722,959)
                                       --------------          --------------      --------------
  Net gain (loss) on
   investments                             27,136,929             (15,937,670)        (15,082,758)
                                       --------------          --------------      --------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $39,280,252            $(16,391,232)       $(18,809,154)
                                       ==============          ==============      ==============

                                                                                 INVESCO V.I.
                                   INVESCO V.I.           INVESCO V.I.           BALANCED RISK
                                     SMALL CAP               CAPITAL              ALLOCATION
                                    EQUITY FUND         DEVELOPMENT FUND             FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (D)(E)
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                   $ --               $448,607
                                   -------------          -------------          -------------
EXPENSES:
 Administrative charges                   (2,299)                    --                     --
 Mortality and expense risk
  charges                             (2,544,127)              (630,063)              (216,432)
                                   -------------          -------------          -------------
  Total expenses                      (2,546,426)              (630,063)              (216,432)
                                   -------------          -------------          -------------
  Net investment income
   (loss)                             (2,546,426)              (630,063)               232,175
                                   -------------          -------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  651,002             (1,537,025)               250,439
 Net realized gain on
  distributions                               --                     --              1,641,579
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (2,813,077)            (2,841,893)            (1,286,082)
                                   -------------          -------------          -------------
  Net gain (loss) on
   investments                        (2,162,075)            (4,378,918)               605,936
                                   -------------          -------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(4,708,501)           $(5,008,981)              $838,111
                                   =============          =============          =============

(c) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(d) Funded as of January 28, 2011.

(e) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    INVESCO V.I.         AMERICAN CENTURY VP
                                      DIVIDEND                 MID CAP
                                     GROWTH FUND             VALUE FUND
                                 SUB-ACCOUNT (F)(G)        SUB-ACCOUNT (H)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,675                   $343
                                      ---------                -------
EXPENSES:
 Administrative charges                    (130)                    --
 Mortality and expense risk
  charges                                (2,942)                  (275)
                                      ---------                -------
  Total expenses                         (3,072)                  (275)
                                      ---------                -------
  Net investment income (loss)              603                     68
                                      ---------                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (15,621)                   166
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,299                  4,915
                                      ---------                -------
  Net gain (loss) on
   investments                           (4,322)                 5,081
                                      ---------                -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(3,719)                $5,149
                                      =========                =======

(f)  Funded as of April 29, 2011.

(g) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(h) Funded as of July 13, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                   AMERICAN FUNDS                GLOBAL                AMERICAN FUNDS
                                       GLOBAL                  GROWTH AND                  ASSET
                                      BOND FUND               INCOME FUND             ALLOCATION FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $8,069,972               $12,512,354               $20,858,777
                                    -------------            --------------            --------------
EXPENSES:
 Administrative charges                        --                        --                (1,998,490)
 Mortality and expense risk
  charges                              (5,133,880)               (7,877,499)              (17,875,432)
                                    -------------            --------------            --------------
  Total expenses                       (5,133,880)               (7,877,499)              (19,873,922)
                                    -------------            --------------            --------------
  Net investment income
   (loss)                               2,936,092                 4,634,855                   984,855
                                    -------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,271,213               (15,205,296)               16,337,882
 Net realized gain on
  distributions                         1,536,506                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,471,131               (20,814,871)              (19,569,934)
                                    -------------            --------------            --------------
  Net gain (loss) on
   investments                          4,278,850               (36,020,167)               (3,232,052)
                                    -------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,214,942              $(31,385,312)              $(2,247,197)
                                    =============            ==============            ==============

                                    AMERICAN FUNDS
                                      BLUE CHIP                                         AMERICAN FUNDS
                                      INCOME AND              AMERICAN FUNDS                GLOBAL
                                     GROWTH FUND                BOND FUND                GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $11,360,067               $29,837,205                $5,667,332
                                    --------------            --------------            --------------
EXPENSES:
 Administrative charges                 (1,020,538)               (1,782,228)                 (776,337)
 Mortality and expense risk
  charges                              (10,894,548)              (15,657,592)               (7,054,282)
                                    --------------            --------------            --------------
  Total expenses                       (11,915,086)              (17,439,820)               (7,830,619)
                                    --------------            --------------            --------------
  Net investment income
   (loss)                                 (555,019)               12,397,385                (2,163,287)
                                    --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    404,068                   (21,090)               14,868,690
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (17,177,849)               31,346,797               (58,900,899)
                                    --------------            --------------            --------------
  Net gain (loss) on
   investments                         (16,773,781)               31,325,707               (44,032,209)
                                    --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(17,328,800)              $43,723,092              $(46,195,496)
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                AMERICAN FUNDS             AMERICAN FUNDS
                                  GROWTH FUND            GROWTH-INCOME FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $14,753,636               $35,729,668
                                ---------------            --------------
EXPENSES:
 Administrative charges              (4,269,478)               (4,132,161)
 Mortality and expense risk
  charges                           (40,143,241)              (37,667,632)
                                ---------------            --------------
  Total expenses                    (44,412,719)              (41,799,793)
                                ---------------            --------------
  Net investment income (loss)      (29,659,083)               (6,070,125)
                                ---------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              23,086,451               (14,267,195)
 Net realized gain on
  distributions                              --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (127,214,556)              (60,410,497)
                                ---------------            --------------
  Net gain (loss) on
   investments                     (104,128,105)              (74,677,692)
                                ---------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(133,787,188)             $(80,747,817)
                                ===============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         AMERICAN FUNDS
                                    AMERICAN FUNDS             AMERICAN FUNDS             GLOBAL SMALL
                                  INTERNATIONAL FUND           NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $11,870,303                $6,032,926                $4,297,913
                                    ---------------            --------------            --------------
EXPENSES:
 Administrative charges                  (1,217,433)                 (641,141)                 (556,346)
 Mortality and expense risk
  charges                               (11,198,460)               (6,075,518)               (5,188,148)
                                    ---------------            --------------            --------------
  Total expenses                        (12,415,893)               (6,716,659)               (5,744,494)
                                    ---------------            --------------            --------------
  Net investment income
   (loss)                                  (545,590)                 (683,733)               (1,446,581)
                                    ---------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   5,041,321                12,984,227                 5,823,383
 Net realized gain on
  distributions                                  --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (113,400,406)              (72,315,464)              (72,665,172)
                                    ---------------            --------------            --------------
  Net gain (loss) on
   investments                         (108,359,085)              (59,331,237)              (66,841,789)
                                    ---------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(108,904,675)             $(60,014,970)             $(68,288,370)
                                    ===============            ==============            ==============

                                    WELLS FARGO
                                   ADVANTAGE VT           FIDELITY VIP       FIDELITY VIP
                                       OMEGA                 GROWTH           CONTRAFUND
                                    GROWTH FUND             PORTFOLIO          PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $32                $10,905            $713,403
                                    -----------            -----------       -------------
EXPENSES:
 Administrative charges                      --                     --                  --
 Mortality and expense risk
  charges                               (35,338)              (139,004)         (1,431,962)
                                    -----------            -----------       -------------
  Total expenses                        (35,338)              (139,004)         (1,431,962)
                                    -----------            -----------       -------------
  Net investment income
   (loss)                               (35,306)              (128,099)           (718,559)
                                    -----------            -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  75,177                 40,261           2,237,970
 Net realized gain on
  distributions                          15,894                 26,040                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (178,767)              (301,013)         (5,486,698)
                                    -----------            -----------       -------------
  Net gain (loss) on
   investments                          (87,696)              (234,712)         (3,248,728)
                                    -----------            -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(123,002)             $(362,811)        $(3,967,287)
                                    ===========            ===========       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 FIDELITY VIP            FIDELITY VIP
                                   MID CAP             VALUE STRATEGIES
                                  PORTFOLIO                PORTFOLIO
                                 SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $19,611                $32,690
                                --------------            -----------
EXPENSES:
 Administrative charges                     --                     --
 Mortality and expense risk
  charges                           (1,439,059)               (98,405)
                                --------------            -----------
  Total expenses                    (1,439,059)               (98,405)
                                --------------            -----------
  Net investment income (loss)      (1,419,448)               (65,715)
                                --------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              1,224,110                272,727
 Net realized gain on
  distributions                        154,086                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (11,505,639)              (824,854)
                                --------------            -----------
  Net gain (loss) on
   investments                     (10,127,443)              (552,127)
                                --------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(11,546,891)             $(617,842)
                                ==============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP                                    FRANKLIN
                                  DYNAMIC CAPITAL        FIDELITY VIP               RISING
                                   APPRECIATION        STRATEGIC INCOME           DIVIDENDS
                                     PORTFOLIO             PORTFOLIO           SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --              $35,165               $11,212,940
                                    -----------            ---------            --------------
EXPENSES:
 Administrative charges                      --                   --                (1,091,354)
 Mortality and expense risk
  charges                               (24,354)              (5,545)              (11,776,910)
                                    -----------            ---------            --------------
  Total expenses                        (24,354)              (5,545)              (12,868,264)
                                    -----------            ---------            --------------
  Net investment income
   (loss)                               (24,354)              29,620                (1,655,324)
                                    -----------            ---------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 160,089                4,393                 2,643,191
 Net realized gain on
  distributions                              --               16,511                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (178,905)             (31,673)               28,701,991
                                    -----------            ---------            --------------
  Net gain (loss) on
   investments                          (18,816)             (10,769)               31,345,182
                                    -----------            ---------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(43,170)             $18,851               $29,689,858
                                    ===========            =========            ==============

                                                                FRANKLIN                 FRANKLIN
                                       FRANKLIN                 LARGE CAP                 GLOBAL
                                        INCOME                   GROWTH                 REAL ESTATE
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $119,422,571                 $817,306                 $675,251
                                    --------------            -------------            -------------
EXPENSES:
 Administrative charges                 (2,997,397)                (192,389)                 (13,774)
 Mortality and expense risk
  charges                              (32,884,031)              (2,104,905)                (125,329)
                                    --------------            -------------            -------------
  Total expenses                       (35,881,428)              (2,297,294)                (139,103)
                                    --------------            -------------            -------------
  Net investment income
   (loss)                               83,541,143               (1,479,988)                 536,148
                                    --------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (14,607,833)                 191,533                 (364,552)
 Net realized gain on
  distributions                                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (53,899,508)              (2,789,549)                (756,479)
                                    --------------            -------------            -------------
  Net gain (loss) on
   investments                         (68,507,341)              (2,598,016)              (1,121,031)
                                    --------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $15,033,802              $(4,078,004)               $(584,883)
                                    ==============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        FRANKLIN                 FRANKLIN
                                     SMALL-MID CAP               SMALL CAP
                                         GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --                 $542,649
                                     --------------            -------------
EXPENSES:
 Administrative charges                    (480,910)                      --
 Mortality and expense risk
  charges                                (4,953,864)              (1,422,026)
                                     --------------            -------------
  Total expenses                         (5,434,774)              (1,422,026)
                                     --------------            -------------
  Net investment income (loss)           (5,434,774)                (879,377)
                                     --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   9,524,426                3,766,760
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (22,165,464)              (7,931,383)
                                     --------------            -------------
  Net gain (loss) on
   investments                          (12,641,038)              (4,164,623)
                                     --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(18,075,812)             $(5,044,000)
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                           TEMPLETON
                                      STRATEGIC                                           DEVELOPING
                                        INCOME                MUTUAL SHARES                MARKETS
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $56,550,878               $25,277,179                $2,445,799
                                    --------------            --------------            --------------
EXPENSES:
 Administrative charges                 (1,276,543)               (1,717,886)                 (300,226)
 Mortality and expense risk
  charges                              (15,002,972)              (17,292,453)               (3,361,263)
                                    --------------            --------------            --------------
  Total expenses                       (16,279,515)              (19,010,339)               (3,661,489)
                                    --------------            --------------            --------------
  Net investment income
   (loss)                               40,271,363                 6,266,840                (1,215,690)
                                    --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  7,412,307                (1,282,132)                 (412,927)
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (38,831,976)              (32,489,682)              (33,318,971)
                                    --------------            --------------            --------------
  Net gain (loss) on
   investments                         (31,419,669)              (33,771,814)              (33,731,898)
                                    --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $8,851,694              $(27,504,974)             $(34,947,588)
                                    ==============            ==============            ==============


                                      TEMPLETON                 TEMPLETON                   MUTUAL
                                       FOREIGN                    GROWTH               GLOBAL DISCOVERY
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $6,862,516                $7,126,466               $12,843,162
                                    --------------            --------------            --------------
EXPENSES:
 Administrative charges                   (640,134)                 (838,060)                 (796,934)
 Mortality and expense risk
  charges                               (6,701,391)               (8,358,108)               (9,000,393)
                                    --------------            --------------            --------------
  Total expenses                        (7,341,525)               (9,196,168)               (9,797,327)
                                    --------------            --------------            --------------
  Net investment income
   (loss)                                 (479,009)               (2,069,702)                3,045,835
                                    --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    513,042               (21,142,516)                  515,071
 Net realized gain on
  distributions                                 --                        --                11,850,565
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (45,816,906)              (18,594,467)              (41,882,141)
                                    --------------            --------------            --------------
  Net gain (loss) on
   investments                         (45,303,864)              (39,736,983)              (29,516,505)
                                    --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(45,782,873)             $(41,806,685)             $(26,470,670)
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      FRANKLIN               FRANKLIN
                                      FLEX CAP               LARGE CAP
                                       GROWTH                  VALUE
                                   SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --               $352,295
                                     -----------            -----------
EXPENSES:
 Administrative charges                 (101,261)               (52,363)
 Mortality and expense risk
  charges                               (970,556)              (459,757)
                                     -----------            -----------
  Total expenses                      (1,071,817)              (512,120)
                                     -----------            -----------
  Net investment income (loss)        (1,071,817)              (159,825)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  151,736                (74,350)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (3,314,274)            (1,788,522)
                                     -----------            -----------
  Net gain (loss) on
   investments                        (3,162,538)            (1,862,872)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(4,234,355)           $(2,022,697)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             HARTFORD
                                     TEMPLETON             HARTFORD           TOTAL
                                    GLOBAL BOND            ADVISERS        RETURN BOND
                                  SECURITIES FUND          HLS FUND          HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $7,767,642             $262,314         $1,639,279
                                    -----------            ---------       ------------
EXPENSES:
 Administrative charges                      --                   --                 --
 Mortality and expense risk
  charges                            (2,230,028)            (226,976)       (10,830,327)
                                    -----------            ---------       ------------
  Total expenses                     (2,230,028)            (226,976)       (10,830,327)
                                    -----------            ---------       ------------
  Net investment income
   (loss)                             5,537,614               35,338         (9,191,048)
                                    -----------            ---------       ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (266,832)             (34,976)         4,128,322
 Net realized gain on
  distributions                         918,991                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (9,900,691)              25,890         45,362,542
                                    -----------            ---------       ------------
  Net gain (loss) on
   investments                       (9,248,532)              (9,086)        49,490,864
                                    -----------            ---------       ------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(3,710,918)             $26,252        $40,299,816
                                    ===========            =========       ============

                                 HARTFORD           HARTFORD
                                  CAPITAL           DIVIDEND              HARTFORD
                               APPRECIATION        AND GROWTH          GLOBAL RESEARCH
                                 HLS FUND           HLS FUND              HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $5,963,124       $10,037,287                 $121
                               -------------       -----------            ---------
EXPENSES:
 Administrative charges                   --                --                   --
 Mortality and expense risk
  charges                        (10,884,580)       (6,930,880)             (12,008)
                               -------------       -----------            ---------
  Total expenses                 (10,884,580)       (6,930,880)             (12,008)
                               -------------       -----------            ---------
  Net investment income
   (loss)                         (4,921,456)        3,106,407              (11,887)
                               -------------       -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           13,579,751         5,039,471               24,860
 Net realized gain on
  distributions                           --                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year   (104,516,112)       (8,318,674)            (113,407)
                               -------------       -----------            ---------
  Net gain (loss) on
   investments                   (90,936,361)       (3,279,203)             (88,547)
                               -------------       -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                   $(95,857,817)        $(172,796)           $(100,434)
                               =============       ===========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                         HARTFORD
                                      HARTFORD          DISCIPLINED
                                    GLOBAL GROWTH         EQUITY
                                      HLS FUND           HLS FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $744          $1,174,026
                                     -----------       -------------
EXPENSES:
 Administrative charges                       --                  --
 Mortality and expense risk
  charges                                (30,703)         (1,521,227)
                                     -----------       -------------
  Total expenses                         (30,703)         (1,521,227)
                                     -----------       -------------
  Net investment income (loss)           (29,959)           (347,201)
                                     -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      497           2,024,048
 Net realized gain on
  distributions                               --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (319,455)         (1,709,247)
                                     -----------       -------------
  Net gain (loss) on
   investments                          (318,958)            314,801
                                     -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(348,917)           $(32,400)
                                     ===========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD
                                 HARTFORD              GROWTH             HARTFORD
                                  GROWTH           OPPORTUNITIES         HIGH YIELD
                                 HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $39,421                 $ --          $4,809,655
                               -------------       --------------       -------------
EXPENSES:
 Administrative charges                   --                   --                  --
 Mortality and expense risk
  charges                           (319,664)          (2,400,829)           (892,587)
                               -------------       --------------       -------------
  Total expenses                    (319,664)          (2,400,829)           (892,587)
                               -------------       --------------       -------------
  Net investment income
   (loss)                           (280,243)          (2,400,829)          3,917,068
                               -------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              736,496            5,223,251             791,593
 Net realized gain on
  distributions                           --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,748,923)         (18,176,369)         (3,196,509)
                               -------------       --------------       -------------
  Net gain (loss) on
   investments                    (2,012,427)         (12,953,118)         (2,404,916)
                               -------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(2,292,670)        $(15,353,947)         $1,512,152
                               =============       ==============       =============

                                                           HARTFORD                 HARTFORD
                                    HARTFORD             INTERNATIONAL            SMALL/MID CAP
                                      INDEX              OPPORTUNITIES               EQUITY
                                    HLS FUND               HLS FUND                 HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $14,830                  $14,960                     $ --
                                    ---------            -------------            -------------
EXPENSES:
 Administrative charges                    --                       --                       --
 Mortality and expense risk
  charges                              (2,278)                (509,736)                (179,296)
                                    ---------            -------------            -------------
  Total expenses                       (2,278)                (509,736)                (179,296)
                                    ---------            -------------            -------------
  Net investment income
   (loss)                              12,552                 (494,776)                (179,296)
                                    ---------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,641                 (142,771)                 193,114
 Net realized gain on
  distributions                            --                       --                  779,890
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,380               (4,727,540)              (1,184,840)
                                    ---------            -------------            -------------
  Net gain (loss) on
   investments                         12,021               (4,870,311)                (211,836)
                                    ---------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $24,573              $(5,365,087)               $(391,132)
                                    =========            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                  HARTFORD               HARTFORD
                                MONEY MARKET           SMALL COMPANY
                                  HLS FUND               HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                   $ --
                                ------------            -----------
EXPENSES:
 Administrative charges           (1,050,784)                    --
 Mortality and expense risk
  charges                        (12,235,872)              (232,100)
                                ------------            -----------
  Total expenses                 (13,286,656)              (232,100)
                                ------------            -----------
  Net investment income (loss)   (13,286,656)              (232,100)
                                ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                423,173
 Net realized gain on
  distributions                           --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             --             (1,208,563)
                                ------------            -----------
  Net gain (loss) on
   investments                            --               (785,390)
                                ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                   $(13,286,656)           $(1,017,490)
                                ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               HARTFORD
                                    HARTFORD             HARTFORD          U.S. GOVERNMENT
                                 SMALLCAP GROWTH           STOCK              SECURITIES
                                    HLS FUND             HLS FUND              HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --              $25,763            $1,431,452
                                    ---------            ---------            ----------
EXPENSES:
 Administrative charges                    --                   --                    --
 Mortality and expense risk
  charges                            (165,927)             (32,999)             (791,076)
                                    ---------            ---------            ----------
  Total expenses                     (165,927)             (32,999)             (791,076)
                                    ---------            ---------            ----------
  Net investment income
   (loss)                            (165,927)              (7,236)              640,376
                                    ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                48,499              109,506              (136,113)
 Net realized gain on
  distributions                            --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (252,751)            (164,467)              921,734
                                    ---------            ---------            ----------
  Net gain (loss) on
   investments                       (204,252)             (54,961)              785,621
                                    ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(370,179)            $(62,197)           $1,425,997
                                    =========            =========            ==========

                                                                           AMERICAN FUNDS
                                                                              BLUE CHIP
                                    HARTFORD          AMERICAN FUNDS         INCOME AND
                                      VALUE          ASSET ALLOCATION          GROWTH
                                    HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $406,121             $682,357               $6,338
                                    ---------            ---------            ---------
EXPENSES:
 Administrative charges                    --                   --                   --
 Mortality and expense risk
  charges                            (335,171)            (828,789)            (445,539)
                                    ---------            ---------            ---------
  Total expenses                     (335,171)            (828,789)            (445,539)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                              70,950             (146,432)            (439,201)
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               188,610              274,783              418,107
 Net realized gain on
  distributions                            --                3,757                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (916,386)            (594,665)            (693,264)
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                       (727,776)            (316,125)            (275,157)
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(656,826)           $(462,557)           $(714,358)
                                    =========            =========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS         AMERICAN FUNDS
                                         BOND                GLOBAL BOND
                                       HLS FUND               HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,494,102               $861,834
                                     ------------            -----------
EXPENSES:
 Administrative charges                        --                     --
 Mortality and expense risk
  charges                              (2,658,312)              (607,748)
                                     ------------            -----------
  Total expenses                       (2,658,312)              (607,748)
                                     ------------            -----------
  Net investment income (loss)          1,835,790                254,086
                                     ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   584,124                 36,159
 Net realized gain on
  distributions                            50,004                283,180
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,380,897                206,607
                                     ------------            -----------
  Net gain (loss) on
   investments                          5,015,025                525,946
                                     ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $6,850,815               $780,032
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS                                     AMERICAN FUNDS
                                    GLOBAL GROWTH           AMERICAN FUNDS             GLOBAL SMALL
                                     AND INCOME              GLOBAL GROWTH            CAPITALIZATION
                                      HLS FUND                 HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,614,344                 $315,450                  $718,979
                                    -------------            -------------            --------------
EXPENSES:
 Administrative charges                        --                       --                        --
 Mortality and expense risk
  charges                              (1,195,532)                (486,241)                 (882,289)
                                    -------------            -------------            --------------
  Total expenses                       (1,195,532)                (486,241)                 (882,289)
                                    -------------            -------------            --------------
  Net investment income
   (loss)                                 418,812                 (170,791)                 (163,310)
                                    -------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,736,492                  420,617                 1,824,422
 Net realized gain on
  distributions                                --                       --                   298,956
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (7,156,229)              (3,339,884)              (13,735,953)
                                    -------------            -------------            --------------
  Net gain (loss) on
   investments                         (5,419,737)              (2,919,267)              (11,612,575)
                                    -------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(5,000,925)             $(3,090,058)             $(11,775,885)
                                    =============            =============            ==============


                                   AMERICAN FUNDS          AMERICAN FUNDS            AMERICAN FUNDS
                                       GROWTH               GROWTH-INCOME            INTERNATIONAL
                                      HLS FUND                HLS FUND                  HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $8,009                   $1,681                $3,113,685
                                    ------------            -------------            --------------
EXPENSES:
 Administrative charges                       --                       --                        --
 Mortality and expense risk
  charges                             (4,509,911)              (2,352,198)               (2,940,764)
                                    ------------            -------------            --------------
  Total expenses                      (4,509,911)              (2,352,198)               (2,940,764)
                                    ------------            -------------            --------------
  Net investment income
   (loss)                             (4,501,902)              (2,350,517)                  172,921
                                    ------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                7,894,989                2,770,869                 1,153,178
 Net realized gain on
  distributions                               --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (19,542,725)              (5,832,488)              (30,943,529)
                                    ------------            -------------            --------------
  Net gain (loss) on
   investments                       (11,647,736)              (3,061,619)              (29,790,351)
                                    ------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(16,149,638)             $(5,412,136)             $(29,617,430)
                                    ============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                HARTFORD
                                     AMERICAN FUNDS             PORTFOLIO
                                       NEW WORLD               DIVERSIFIER
                                        HLS FUND                HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (I)
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $670,604               $120,459
                                     --------------            -----------
EXPENSES:
 Administrative charges                          --                     --
 Mortality and expense risk
  charges                                  (888,374)               (56,827)
                                     --------------            -----------
  Total expenses                           (888,374)               (56,827)
                                     --------------            -----------
  Net investment income (loss)             (217,770)                63,632
                                     --------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   1,799,969                 (6,873)
 Net realized gain on
  distributions                                  --                 65,503
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (10,240,951)              (493,157)
                                     --------------            -----------
  Net gain (loss) on
   investments                           (8,440,982)              (434,527)
                                     --------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(8,658,752)             $(370,895)
                                     ==============            ===========

(i)  Funded as of June 17, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT            LORD ABBETT             LORD ABBETT
                                    FUNDAMENTAL         CAPITAL STRUCTURE        BOND DEBENTURE
                                    EQUITY FUND               FUND                    FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5,434               $442,517               $4,481,441
                                    -----------            -----------            -------------
EXPENSES:
 Administrative charges                      --                     --                       --
 Mortality and expense risk
  charges                                (8,832)              (224,105)              (1,245,008)
                                    -----------            -----------            -------------
  Total expenses                         (8,832)              (224,105)              (1,245,008)
                                    -----------            -----------            -------------
  Net investment income
   (loss)                                (3,398)               218,412                3,236,433
                                    -----------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,152                110,790                  198,640
 Net realized gain on
  distributions                          88,300                     --                  559,336
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (121,882)              (501,537)              (1,941,258)
                                    -----------            -----------            -------------
  Net gain (loss) on
   investments                          (31,430)              (390,747)              (1,183,282)
                                    -----------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(34,828)             $(172,335)              $2,053,151
                                    ===========            ===========            =============

                                LORD ABBETT
                                GROWTH AND
                                  INCOME                 MFS CORE          MFS GROWTH
                                   FUND                EQUITY SERIES         SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $98,888               $190,093             $95,135
                               -------------            -----------       -------------
EXPENSES:
 Administrative charges                   --                (32,502)            (89,767)
 Mortality and expense risk
  charges                           (212,456)              (308,362)           (969,306)
                               -------------            -----------       -------------
  Total expenses                    (212,456)              (340,864)         (1,059,073)
                               -------------            -----------       -------------
  Net investment income
   (loss)                           (113,568)              (150,771)           (963,938)
                               -------------            -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              394,283               (711,907)             37,345
 Net realized gain on
  distributions                           --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,390,001)               390,166            (564,338)
                               -------------            -----------       -------------
  Net gain (loss) on
   investments                      (995,718)              (321,741)           (526,993)
                               -------------            -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(1,109,286)             $(472,512)        $(1,490,931)
                               =============            ===========       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS GLOBAL            MFS HIGH
                                EQUITY SERIES       INCOME SERIES
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $187,619          $19,282,232
                                -------------       --------------
EXPENSES:
 Administrative charges               (37,986)            (392,731)
 Mortality and expense risk
  charges                            (373,016)          (3,883,845)
                                -------------       --------------
  Total expenses                     (411,002)          (4,276,576)
                                -------------       --------------
  Net investment income (loss)       (223,383)          15,005,656
                                -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               137,504           12,005,788
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,342,036)         (21,660,302)
                                -------------       --------------
  Net gain (loss) on
   investments                     (1,204,532)          (9,654,514)
                                -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(1,427,915)          $5,351,142
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MFS INVESTORS
                                      GROWTH          MFS INVESTORS              MFS MID CAP
                                   STOCK SERIES        TRUST SERIES             GROWTH SERIES
                                    SUB-ACCOUNT        SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $254,606           $2,859,162                     $ --
                                    -----------       --------------            -------------
EXPENSES:
 Administrative charges                 (80,195)            (535,730)                (137,892)
 Mortality and expense risk
  charges                              (777,655)          (5,296,591)              (1,372,854)
                                    -----------       --------------            -------------
  Total expenses                       (857,850)          (5,832,321)              (1,510,746)
                                    -----------       --------------            -------------
  Net investment income
   (loss)                              (603,244)          (2,973,159)              (1,510,746)
                                    -----------       --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 247,171            4,427,683                5,546,286
 Net realized gain on
  distributions                              --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (314,212)         (12,254,184)              (9,391,929)
                                    -----------       --------------            -------------
  Net gain (loss) on
   investments                          (67,041)          (7,826,501)              (3,845,643)
                                    -----------       --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(670,285)        $(10,799,660)             $(5,356,389)
                                    ===========       ==============            =============


                                       MFS NEW             MFS TOTAL            MFS VALUE
                                   DISCOVERY SERIES      RETURN SERIES           SERIES
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --          $24,803,643          $4,897,352
                                    --------------       --------------       -------------
EXPENSES:
 Administrative charges                   (439,148)          (1,571,903)           (335,602)
 Mortality and expense risk
  charges                               (4,410,914)         (15,441,721)         (5,427,373)
                                    --------------       --------------       -------------
  Total expenses                        (4,850,062)         (17,013,624)         (5,762,975)
                                    --------------       --------------       -------------
  Net investment income
   (loss)                               (4,850,062)           7,790,019            (865,623)
                                    --------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  9,334,050           (8,367,741)         (1,110,840)
 Net realized gain on
  distributions                         29,235,853                   --           1,405,005
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (60,613,120)           1,795,022          (5,310,603)
                                    --------------       --------------       -------------
  Net gain (loss) on
   investments                         (22,043,217)          (6,572,719)         (5,016,438)
                                    --------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(26,893,279)          $1,217,300         $(5,882,061)
                                    ==============       ==============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    MFS RESEARCH           MFS RESEARCH
                                     BOND SERIES       INTERNATIONAL SERIES
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $8,831,820             $1,009,096
                                     -----------            -----------
EXPENSES:
 Administrative charges                 (439,547)               (93,278)
 Mortality and expense risk
  charges                             (5,241,160)              (834,883)
                                     -----------            -----------
  Total expenses                      (5,680,707)              (928,161)
                                     -----------            -----------
  Net investment income (loss)         3,151,113                 80,935
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                4,445,717             (1,119,986)
 Net realized gain on
  distributions                        3,839,366                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,265,544             (5,315,521)
                                     -----------            -----------
  Net gain (loss) on
   investments                        12,550,627             (6,435,507)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $15,701,740            $(6,354,572)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          BLACKROCK                BLACKROCK
                                  MFS RESEARCH              GLOBAL                   GLOBAL
                                     SERIES          ALLOCATION V.I. FUND   OPPORTUNITIES V.I. FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (J)            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $309,908              $13,288                    $5,808
                                    ---------              -------                  --------
EXPENSES:
 Administrative charges               (63,293)                  --                    (1,017)
 Mortality and expense risk
  charges                            (403,225)              (1,503)                  (10,953)
                                    ---------              -------                  --------
  Total expenses                     (466,518)              (1,503)                  (11,970)
                                    ---------              -------                  --------
  Net investment income
   (loss)                            (156,610)              11,785                    (6,162)
                                    ---------              -------                  --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               394,268                  (20)                   49,839
 Net realized gain on
  distributions                            --               12,420                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (524,933)             (29,455)                 (124,568)
                                    ---------              -------                  --------
  Net gain (loss) on
   investments                       (130,665)             (17,055)                  (74,729)
                                    ---------              -------                  --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(287,275)             $(5,270)                 $(80,891)
                                    =========              =======                  ========

                                   BLACKROCK           BLACKROCK       UIF MID CAP
                                   LARGE CAP            EQUITY           GROWTH
                               GROWTH V.I. FUND   DIVIDEND V.I. FUND    PORTFOLIO
                                  SUB-ACCOUNT       SUB-ACCOUNT (K)    SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $10,407              $9,941            $69,059
                                    -------             -------        -----------
EXPENSES:
 Administrative charges              (1,997)                 --                 --
 Mortality and expense risk
  charges                           (22,622)             (1,652)          (428,984)
                                    -------             -------        -----------
  Total expenses                    (24,619)             (1,652)          (428,984)
                                    -------             -------        -----------
  Net investment income
   (loss)                           (14,212)              8,289           (359,925)
                                    -------             -------        -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              95,498                 912          1,903,991
 Net realized gain on
  distributions                       2,699               9,285             11,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (56,665)             29,403         (3,731,190)
                                    -------             -------        -----------
  Net gain (loss) on
   investments                       41,532              39,600         (1,815,563)
                                    -------             -------        -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $27,320             $47,889        $(2,175,488)
                                    =======             =======        ===========

(j)  Funded as of July 20, 2011.

(k) Funded as of July 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        INVESCO
                                    VAN KAMPEN V.I.         MORGAN STANLEY
                                        MID CAP              FOCUS GROWTH
                                      VALUE FUND               PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $97,747                    $ --
                                      -----------             -----------
EXPENSES:
 Administrative charges                        --                  (2,458)
 Mortality and expense risk
  charges                                (231,497)                (18,372)
                                      -----------             -----------
  Total expenses                         (231,497)                (20,830)
                                      -----------             -----------
  Net investment income (loss)           (133,750)                (20,830)
                                      -----------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   221,015                  11,824
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (253,011)                (98,216)
                                      -----------             -----------
  Net gain (loss) on
   investments                            (31,996)                (86,392)
                                      -----------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(165,746)              $(107,222)
                                      ===========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY         MORGAN STANLEY
                                     MULTI CAP               MID CAP           MORGAN STANLEY
                                      GROWTH                 GROWTH            FLEXIBLE INCOME
                                     PORTFOLIO              PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT (L)          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $1,344              $55,048
                                    -----------            -----------            ---------
EXPENSES:
 Administrative charges                  (5,813)                (1,956)              (1,699)
 Mortality and expense risk
  charges                               (43,776)               (14,857)             (12,063)
                                    -----------            -----------            ---------
  Total expenses                        (49,589)               (16,813)             (13,762)
                                    -----------            -----------            ---------
  Net investment income
   (loss)                               (49,589)               (15,469)              41,286
                                    -----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 120,232                 (5,059)              (4,368)
 Net realized gain on
  distributions                              --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (312,301)               (84,259)             (18,029)
                                    -----------            -----------            ---------
  Net gain (loss) on
   investments                         (192,069)               (89,318)             (22,397)
                                    -----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(241,658)             $(104,787)             $18,889
                                    ===========            ===========            =========

                                                               OPPENHEIMER
                                       BLACKROCK                 CAPITAL               OPPENHEIMER
                                        CAPITAL               APPRECIATION          GLOBAL SECURITIES
                                APPRECIATION V.I. FUND           FUND/VA                 FUND/VA
                                    SUB-ACCOUNT (K)            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $3,602                    $2,973                 $329,946
                                       ---------               -----------            -------------
EXPENSES:
 Administrative charges                       --                        --                       --
 Mortality and expense risk
  charges                                 (1,434)                  (47,095)                (506,994)
                                       ---------               -----------            -------------
  Total expenses                          (1,434)                  (47,095)                (506,994)
                                       ---------               -----------            -------------
  Net investment income
   (loss)                                  2,168                   (44,122)                (177,048)
                                       ---------               -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      156                    81,329                  257,297
 Net realized gain on
  distributions                           31,579                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (46,499)                 (109,578)              (3,463,672)
                                       ---------               -----------            -------------
  Net gain (loss) on
   investments                           (14,764)                  (28,249)              (3,206,375)
                                       ---------               -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(12,596)                 $(72,371)             $(3,383,423)
                                       =========               ===========            =============

(k) Funded as of July 1, 2011.

(l) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                         OPPENHEIMER
                                   OPPENHEIMER           MAIN STREET
                                   MAIN STREET        SMALL- & MID-CAP
                                     FUND/VA               FUND/VA
                                   SUB-ACCOUNT         SUB-ACCOUNT (M)
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $15,775               $119,019
                                     --------            -----------
EXPENSES:
 Administrative charges                    --                     --
 Mortality and expense risk
  charges                             (44,422)              (461,779)
                                     --------            -----------
  Total expenses                      (44,422)              (461,779)
                                     --------            -----------
  Net investment income (loss)        (28,647)              (342,760)
                                     --------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (7,159)             1,736,315
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (26,810)            (2,211,536)
                                     --------            -----------
  Net gain (loss) on
   investments                        (33,969)              (475,221)
                                     --------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(62,616)             $(817,981)
                                     ========            ===========

(m) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER       PUTNAM VT              PUTNAM VT
                                      VALUE         DIVERSIFIED           GLOBAL ASSET
                                     FUND/VA        INCOME FUND          ALLOCATION FUND
                                   SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $15,012        $10,023,176             $326,516
                                    ---------       ------------            ---------
EXPENSES:
 Administrative charges                    --                 --                   --
 Mortality and expense risk
  charges                             (27,454)        (1,592,895)            (115,057)
                                    ---------       ------------            ---------
  Total expenses                      (27,454)        (1,592,895)            (115,057)
                                    ---------       ------------            ---------
  Net investment income
   (loss)                             (12,442)         8,430,281              211,459
                                    ---------       ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 9,204           (521,192)              37,508
 Net realized gain on
  distributions                            --                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (110,937)       (12,259,471)            (376,047)
                                    ---------       ------------            ---------
  Net gain (loss) on
   investments                       (101,733)       (12,780,663)            (338,539)
                                    ---------       ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(114,175)       $(4,350,382)           $(127,080)
                                    =========       ============            =========

                                    PUTNAM VT            PUTNAM VT
                                  INTERNATIONAL        INTERNATIONAL         PUTNAM VT
                                   VALUE FUND           EQUITY FUND       INVESTORS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $35,258              $50,749              $652
                                    ---------            ---------            ------
EXPENSES:
 Administrative charges                    --                   --                --
 Mortality and expense risk
  charges                             (22,018)             (25,706)             (300)
                                    ---------            ---------            ------
  Total expenses                      (22,018)             (25,706)             (300)
                                    ---------            ---------            ------
  Net investment income
   (loss)                              13,240               25,043               352
                                    ---------            ---------            ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   958               10,951              (585)
 Net realized gain on
  distributions                            --                   --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (230,058)            (316,512)              256
                                    ---------            ---------            ------
  Net gain (loss) on
   investments                       (229,100)            (305,561)             (329)
                                    ---------            ---------            ------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(215,860)           $(280,518)              $23
                                    =========            =========            ======

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                      SMALL CAP              PUTNAM VT
                                     VALUE FUND            VOYAGER FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $13,327                   $ --
                                     -----------            -----------
EXPENSES:
 Administrative charges                       --                     --
 Mortality and expense risk
  charges                                (46,788)                (8,210)
                                     -----------            -----------
  Total expenses                         (46,788)                (8,210)
                                     -----------            -----------
  Net investment income (loss)           (33,461)                (8,210)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (97,450)                (3,918)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (208,258)              (202,876)
                                     -----------            -----------
  Net gain (loss) on
   investments                          (305,708)              (206,794)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(339,169)             $(215,004)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT              PIMCO                 PIMCO
                                     EQUITY              ALL ASSET           EQS PATHFINDER
                                   INCOME FUND              FUND                  FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (N)       SUB-ACCOUNT (K)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $9,609               $9,095                  $400
                                    ---------             --------              --------
EXPENSES:
 Administrative charges                    --                   --                    --
 Mortality and expense risk
  charges                              (5,057)                (784)               (1,219)
                                    ---------             --------              --------
  Total expenses                       (5,057)                (784)               (1,219)
                                    ---------             --------              --------
  Net investment income
   (loss)                               4,552                8,311                  (819)
                                    ---------             --------              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,126                   (2)                  221
 Net realized gain on
  distributions                            --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (13,301)              (8,102)                3,227
                                    ---------             --------              --------
  Net gain (loss) on
   investments                        (11,175)              (8,104)                3,448
                                    ---------             --------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(6,623)                $207                $2,629
                                    =========             ========              ========

                                      PIMCO
                                      GLOBAL           JENNISON 20/20
                                   MULTI-ASSET              FOCUS
                                       FUND               PORTFOLIO
                                 SUB-ACCOUNT (O)         SUB-ACCOUNT
-----------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                               $661                  $ --
                                     --------             ---------
EXPENSES:
 Administrative charges                    --                  (736)
 Mortality and expense risk
  charges                                (799)               (8,361)
                                     --------             ---------
  Total expenses                         (799)               (9,097)
                                     --------             ---------
  Net investment income
   (loss)                                (138)               (9,097)
                                     --------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (4)               20,934
 Net realized gain on
  distributions                         1,662                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (7,877)              (41,382)
                                     --------             ---------
  Net gain (loss) on
   investments                         (6,219)              (20,448)
                                     --------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(6,357)             $(29,545)
                                     ========             =========

(k) Funded as of July 1, 2011.

(n) Funded as of July 18, 2011.

(o) Funded as of July 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        PRUDENTIAL
                                     JENNISON              VALUE
                                    PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --               $1,647
                                     --------            ---------
EXPENSES:
 Administrative charges                  (125)                  --
 Mortality and expense risk
  charges                              (1,703)              (5,923)
                                     --------            ---------
  Total expenses                       (1,828)              (5,923)
                                     --------            ---------
  Net investment income (loss)         (1,828)              (4,276)
                                     --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,829               11,152
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (4,210)             (28,533)
                                     --------            ---------
  Net gain (loss) on
   investments                         (1,381)             (17,381)
                                     --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(3,209)            $(21,657)
                                     ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PRUDENTIAL              INVESCO
                                     SERIES            VAN KAMPEN V.I.             INVESCO
                                 INTERNATIONAL           GROWTH AND            VAN KAMPEN V.I.
                                     GROWTH              INCOME FUND            COMSTOCK FUND
                                SUB-ACCOUNT (P)          SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $150                 $514,249                $40,414
                                    --------            -------------            -----------
EXPENSES:
 Administrative charges                   --                  (19,223)                (5,880)
 Mortality and expense risk
  charges                               (703)                (589,647)               (44,231)
                                    --------            -------------            -----------
  Total expenses                        (703)                (608,870)               (50,111)
                                    --------            -------------            -----------
  Net investment income
   (loss)                               (553)                 (94,621)                (9,697)
                                    --------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (47)               1,050,830                (66,204)
 Net realized gain on
  distributions                           --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (5,815)              (2,259,436)               (28,764)
                                    --------            -------------            -----------
  Net gain (loss) on
   investments                        (5,862)              (1,208,606)               (94,968)
                                    --------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(6,415)             $(1,303,227)             $(104,665)
                                    ========            =============            ===========

                                       INVESCO               WELLS FARGO
                                   VAN KAMPEN V.I.          ADVANTAGE VT
                                       CAPITAL               INDEX ASSET
                                     GROWTH FUND           ALLOCATION FUND
                                  SUB-ACCOUNT (F)(Q)         SUB-ACCOUNT
-----------------------------  ---------------------------------------------
INVESTMENT INCOME:
 Dividends                                $117,167              $28,389
                                    --------------            ---------
EXPENSES:
 Administrative charges                    (34,131)                  --
 Mortality and expense risk
  charges                                 (910,394)             (18,880)
                                    --------------            ---------
  Total expenses                          (944,525)             (18,880)
                                    --------------            ---------
  Net investment income
   (loss)                                 (827,358)               9,509
                                    --------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  6,854,635               (8,860)
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,128,714)              41,816
                                    --------------            ---------
  Net gain (loss) on
   investments                          (3,274,079)              32,956
                                    --------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(4,101,437)             $42,465
                                    ==============            =========

(f)  Funded as of April 29, 2011.

(p) Funded as of January 12, 2011.

(q) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   TOTAL RETURN           INTRINSIC
                                     BOND FUND           VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $171,709              $16,331
                                     ---------            ---------
EXPENSES:
 Administrative charges                     --                   --
 Mortality and expense risk
  charges                             (120,236)             (54,212)
                                     ---------            ---------
  Total expenses                      (120,236)             (54,212)
                                     ---------            ---------
  Net investment income (loss)          51,473              (37,881)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 36,823               49,765
 Net realized gain on
  distributions                        257,841                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           47,468             (113,622)
                                     ---------            ---------
  Net gain (loss) on
   investments                         342,132              (63,857)
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $393,605            $(101,738)
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT         WELLS FARGO
                                  INTERNATIONAL          SMALL CAP          ADVANTAGE VT
                                   EQUITY FUND          GROWTH FUND        DISCOVERY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,008                 $ --                $ --
                                    ---------            ---------            --------
EXPENSES:
 Administrative charges                    --                   --                  --
 Mortality and expense risk
  charges                             (30,361)             (51,067)            (35,157)
                                    ---------            ---------            --------
  Total expenses                      (30,361)             (51,067)            (35,157)
                                    ---------            ---------            --------
  Net investment income
   (loss)                             (25,353)             (51,067)            (35,157)
                                    ---------            ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                38,714              (63,668)             44,111
 Net realized gain on
  distributions                        73,308                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (318,820)             (60,331)            (33,706)
                                    ---------            ---------            --------
  Net gain (loss) on
   investments                       (206,798)            (123,999)             10,405
                                    ---------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(232,151)           $(175,066)           $(24,752)
                                    =========            =========            ========

                                  WELLS FARGO
                                  ADVANTAGE VT         WELLS FARGO
                                   SMALL CAP           ADVANTAGE VT
                                   VALUE FUND        OPPORTUNITY FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT (R)
-----------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                            $3,656               $1,020
                                    --------             --------
EXPENSES:
 Administrative charges                   --                   --
 Mortality and expense risk
  charges                             (9,164)              (6,527)
                                    --------             --------
  Total expenses                      (9,164)              (6,527)
                                    --------             --------
  Net investment income
   (loss)                             (5,508)              (5,507)
                                    --------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               28,282              (18,419)
 Net realized gain on
  distributions                           --               19,870
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (76,232)             (24,489)
                                    --------             --------
  Net gain (loss) on
   investments                       (47,950)             (23,038)
                                    --------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(53,458)            $(28,545)
                                    ========             ========

(r) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                       VALUE FUND               GROWTH FUND
                                    SUB-ACCOUNT (A)           SUB-ACCOUNT (B)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $2,983                   $ --
 Net realized gain (loss) on
  security transactions                      1,134                     --
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               49,112                     (3)
                                      ------------                -------
 Net increase (decrease) in
  net assets resulting from
  operations                                53,229                     (3)
                                      ------------                -------
UNIT TRANSACTIONS:
 Purchases                                 945,396                  1,000
 Net transfers                             232,514                     --
 Surrenders for benefit
  payments and fees                         (7,018)                    --
 Other transactions                            399                      7
 Death benefits                                 --                     --
 Net annuity transactions                       --                     --
                                      ------------                -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,171,291                  1,007
                                      ------------                -------
 Net increase (decrease) in
  net assets                             1,224,520                  1,004
NET ASSETS:
 Beginning of year                              --                     --
                                      ------------                -------
 End of year                            $1,224,520                 $1,004
                                      ============                =======

(a)  Funded as of June 28, 2011.

(b) Funded as of December 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                  STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $205,930                   $925,054                  $(228,117)
 Net realized gain (loss) on
  security transactions                    441,944                    (69,227)                   355,468
 Net realized gain on
  distributions                                 --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,034,707)                (9,074,106)                (1,966,440)
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,386,833)                (8,218,279)                (1,839,089)
                                     -------------              -------------              -------------
UNIT TRANSACTIONS:
 Purchases                               1,387,462                    405,982                    757,929
 Net transfers                             974,291                  3,829,518                 (3,190,768)
 Surrenders for benefit
  payments and fees                     (3,401,291)                (2,153,638)                (1,220,151)
 Other transactions                             80                        938                        (67)
 Death benefits                           (727,792)                  (394,527)                   (90,725)
 Net annuity transactions                       --                         --                         --
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,767,250)                 1,688,273                 (3,743,782)
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets                            (3,154,083)                (6,530,006)                (5,582,871)
NET ASSETS:
 Beginning of year                      34,349,623                 40,067,814                 21,610,686
                                     -------------              -------------              -------------
 End of year                           $31,195,540                $33,537,808                $16,027,815
                                     =============              =============              =============

                                                           ALLIANCEBERNSTEIN VPS     INVESCO V.I.
                                ALLIANCEBERNSTEIN VPS          INTERNATIONAL         BASIC VALUE
                                   VALUE PORTFOLIO           GROWTH PORTFOLIO            FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,128)                  $112,249             $(985,722)
 Net realized gain (loss) on
  security transactions                    15,248                     91,554            (4,970,512)
 Net realized gain on
  distributions                                --                         --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (49,586)                (1,969,717)            1,574,355
                                     ------------              -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (39,466)                (1,765,914)           (4,381,879)
                                     ------------              -------------        --------------
UNIT TRANSACTIONS:
 Purchases                                  9,132                     82,797               536,064
 Net transfers                            258,362                   (261,242)           (8,626,555)
 Surrenders for benefit
  payments and fees                      (104,596)                  (457,842)          (15,537,211)
 Other transactions                            --                       (157)                 (211)
 Death benefits                                --                     (9,055)           (1,514,558)
 Net annuity transactions                      --                    123,475               (16,772)
                                     ------------              -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       162,898                   (522,024)          (25,159,243)
                                     ------------              -------------        --------------
 Net increase (decrease) in
  net assets                              123,432                 (2,287,938)          (29,541,122)
NET ASSETS:
 Beginning of year                      1,250,549                 10,584,364           107,250,371
                                     ------------              -------------        --------------
 End of year                           $1,373,981                 $8,296,426           $77,709,249
                                     ============              =============        ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO V.I.         INVESCO V.I.
                                        CAPITAL                CORE
                                   APPRECIATION FUND       EQUITY FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(804,190)         $(2,004,876)
 Net realized gain (loss) on
  security transactions                     171,174            6,423,564
 Net realized gain on
  distributions                                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,537,979)          (6,376,719)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (4,170,995)          (1,958,031)
                                     --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  242,835            1,755,901
 Net transfers                           (1,532,555)         (14,586,290)
 Surrenders for benefit
  payments and fees                      (8,422,753)         (29,960,130)
 Other transactions                             216                 (273)
 Death benefits                            (695,459)          (3,071,985)
 Net annuity transactions                   (19,115)             (30,895)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (10,426,831)         (45,893,672)
                                     --------------       --------------
 Net increase (decrease) in
  net assets                            (14,597,826)         (47,851,703)
NET ASSETS:
 Beginning of year                       52,753,498          221,049,165
                                     --------------       --------------
 End of year                            $38,155,672         $173,197,462
                                     ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.                  INVESCO V.I.         INVESCO V.I.
                                     GOVERNMENT                  INTERNATIONAL         MID CAP CORE
                                  SECURITIES FUND                 GROWTH FUND          EQUITY FUND
                                    SUB-ACCOUNT                 SUB-ACCOUNT (C)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $12,143,323                 $(453,562)         $(3,726,396)
 Net realized gain (loss) on
  security transactions                     1,226,834                (2,095,686)           1,640,201
 Net realized gain on
  distributions                                    --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              25,910,095               (13,841,984)         (16,722,959)
                               ----------------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               39,280,252               (16,391,232)         (18,809,154)
                               ----------------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  4,893,447                 4,261,890            1,738,757
 Net transfers                             (5,270,198)                1,509,019           (2,823,979)
 Surrenders for benefit
  payments and fees                      (112,457,886)              (22,490,404)         (39,006,157)
 Other transactions                             4,302                     3,551                1,722
 Death benefits                           (13,787,045)               (2,898,257)          (2,932,521)
 Net annuity transactions                     (85,662)                  (18,499)               7,290
                               ----------------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (126,703,042)              (19,632,700)         (43,014,888)
                               ----------------------            --------------       --------------
 Net increase (decrease) in
  net assets                              (87,422,790)              (36,023,932)         (61,824,042)
NET ASSETS:
 Beginning of year                        717,515,209               220,789,936          264,180,937
                               ----------------------            --------------       --------------
 End of year                             $630,092,419              $184,766,004         $202,356,895
                               ======================            ==============       ==============

                                                                                  INVESCO V.I.
                                INVESCO V.I.             INVESCO V.I.             BALANCED RISK
                                 SMALL CAP                  CAPITAL                ALLOCATION
                                EQUITY FUND            DEVELOPMENT FUND               FUND
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT (D)(E)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,546,426)               $(630,063)                $232,175
 Net realized gain (loss) on
  security transactions               651,002               (1,537,025)                 250,439
 Net realized gain on
  distributions                            --                       --                1,641,579
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,813,077)              (2,841,893)              (1,286,082)
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (4,708,501)              (5,008,981)                 838,111
                               --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          2,169,275                  388,316                  478,680
 Net transfers                      6,438,512               26,192,426                3,034,480
 Surrenders for benefit
  payments and fees               (19,854,465)              (6,025,473)              (1,407,424)
 Other transactions                     2,767                     (429)                     142
 Death benefits                    (2,084,706)                (416,604)                      --
 Net annuity transactions              35,145                       --                       --
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (13,293,472)              20,138,236                2,105,878
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets                      (18,001,973)              15,129,255                2,943,989
NET ASSETS:
 Beginning of year                147,413,717               10,244,351               14,033,562
                               --------------            -------------            -------------
 End of year                     $129,411,744              $25,373,606              $16,977,551
                               ==============            =============            =============

(c) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(d) Funded as of January 28, 2011.

(e) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     INVESCO V.I.         AMERICAN CENTURY VP
                                       DIVIDEND                 MID CAP
                                     GROWTH FUND               VALUE FUND
                                  SUB-ACCOUNT (F)(G)        SUB-ACCOUNT (H)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $603                      $68
 Net realized gain (loss) on
  security transactions                  (15,621)                     166
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             11,299                    4,915
                                      ----------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (3,719)                   5,149
                                      ----------               ----------
UNIT TRANSACTIONS:
 Purchases                                    --                   96,188
 Net transfers                            14,662                     (473)
 Surrenders for benefit
  payments and fees                      (47,783)                      --
 Other transactions                           --                        2
 Death benefits                               --                       --
 Net annuity transactions                     --                       --
                                      ----------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (33,121)                  95,717
                                      ----------               ----------
 Net increase (decrease) in
  net assets                             (36,840)                 100,866
NET ASSETS:
 Beginning of year                       192,139                       --
                                      ----------               ----------
 End of year                            $155,299                 $100,866
                                      ==========               ==========

(f)  Funded as of April 29, 2011.

(g) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(h) Funded as of July 13, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL             AMERICAN FUNDS
                                        GLOBAL             GROWTH AND               ASSET
                                      BOND FUND            INCOME FUND         ALLOCATION FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,936,092            $4,634,855               $984,855
 Net realized gain (loss) on
  security transactions                  1,271,213           (15,205,296)            16,337,882
 Net realized gain on
  distributions                          1,536,506                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,471,131           (20,814,871)           (19,569,934)
                                    --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,214,942           (31,385,312)            (2,247,197)
                                    --------------       ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                               2,268,712             3,236,679              5,113,601
 Net transfers                          31,558,425           (23,889,508)           (23,764,725)
 Surrenders for benefit
  payments and fees                    (44,348,619)          (59,143,963)          (160,235,474)
 Other transactions                         (2,866)               23,946                 16,229
 Death benefits                         (4,176,843)           (7,531,899)           (22,184,529)
 Net annuity transactions                    7,923               (34,716)               190,581
                                    --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (14,693,268)          (87,339,461)          (200,864,317)
                                    --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets                            (7,478,326)         (118,724,773)          (203,111,514)
NET ASSETS:
 Beginning of year                     297,836,946           553,565,519          1,263,710,519
                                    --------------       ---------------       ----------------
 End of year                          $290,358,620          $434,840,746         $1,060,599,005
                                    ==============       ===============       ================

                                    AMERICAN FUNDS
                                       BLUE CHIP                                 AMERICAN FUNDS
                                      INCOME AND           AMERICAN FUNDS            GLOBAL
                                      GROWTH FUND            BOND FUND             GROWTH FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(555,019)           $12,397,385           $(2,163,287)
 Net realized gain (loss) on
  security transactions                     404,068                (21,090)           14,868,690
 Net realized gain on
  distributions                                  --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (17,177,849)            31,346,797           (58,900,899)
                                    ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (17,328,800)            43,723,092           (46,195,496)
                                    ---------------       ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                4,279,184              6,752,348             2,320,360
 Net transfers                          (25,839,916)           (24,043,236)          (23,414,585)
 Surrenders for benefit
  payments and fees                     (94,604,325)          (156,560,878)          (63,000,156)
 Other transactions                           6,376                  2,582                11,215
 Death benefits                         (11,942,408)           (21,064,905)           (6,448,646)
 Net annuity transactions                   (58,788)                99,751               (45,192)
                                    ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (128,159,877)          (194,814,338)          (90,577,004)
                                    ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets                           (145,488,677)          (151,091,246)         (136,772,500)
NET ASSETS:
 Beginning of year                      767,672,843          1,132,938,306           521,075,931
                                    ---------------       ----------------       ---------------
 End of year                           $622,184,166           $981,847,060          $384,303,431
                                    ===============       ================       ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                 AMERICAN FUNDS              AMERICAN FUNDS
                                  GROWTH FUND              GROWTH-INCOME FUND
                                  SUB-ACCOUNT                 SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(29,659,083)                $(6,070,125)
 Net realized gain (loss) on
  security transactions               23,086,451                 (14,267,195)
 Net realized gain on
  distributions                               --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (127,214,556)                (60,410,497)
                                ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (133,787,188)                (80,747,817)
                                ----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                            14,959,586                  16,129,282
 Net transfers                      (133,628,541)               (101,660,498)
 Surrenders for benefit
  payments and fees                 (346,371,261)               (317,149,817)
 Other transactions                       (4,810)                     30,830
 Death benefits                      (37,043,744)                (46,060,532)
 Net annuity transactions                  1,698                      89,988
                                ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (502,087,072)               (448,620,747)
                                ----------------            ----------------
 Net increase (decrease) in
  net assets                        (635,874,260)               (529,368,564)
NET ASSETS:
 Beginning of year                 2,782,581,930               2,698,200,188
                                ----------------            ----------------
 End of year                      $2,146,707,670              $2,168,831,624
                                ================            ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                          AMERICAN FUNDS
                                    AMERICAN FUNDS             AMERICAN FUNDS              GLOBAL SMALL
                                  INTERNATIONAL FUND           NEW WORLD FUND           CAPITALIZATION FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(545,590)                 $(683,733)               $(1,446,581)
 Net realized gain (loss) on
  security transactions                   5,041,321                 12,984,227                  5,823,383
 Net realized gain on
  distributions                                  --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (113,400,406)               (72,315,464)               (72,665,172)
                                    ---------------            ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (108,904,675)               (60,014,970)               (68,288,370)
                                    ---------------            ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                4,358,794                  2,316,512                  2,002,350
 Net transfers                          (22,190,695)               (38,757,562)               (37,867,961)
 Surrenders for benefit
  payments and fees                     (95,067,513)               (53,838,101)               (47,596,729)
 Other transactions                         (16,464)                    (9,714)                    11,118
 Death benefits                          (9,991,168)                (4,329,005)                (3,154,046)
 Net annuity transactions                   (21,857)                    (2,609)                   (31,993)
                                    ---------------            ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (122,928,903)               (94,620,479)               (86,637,261)
                                    ---------------            ---------------            ---------------
 Net increase (decrease) in
  net assets                           (231,833,578)              (154,635,449)              (154,925,631)
NET ASSETS:
 Beginning of year                      816,732,756                457,449,652                404,601,423
                                    ---------------            ---------------            ---------------
 End of year                           $584,899,178               $302,814,203               $249,675,792
                                    ===============            ===============            ===============

                                    WELLS FARGO
                                    ADVANTAGE VT            FIDELITY VIP       FIDELITY VIP
                                       OMEGA                   GROWTH           CONTRAFUND
                                    GROWTH FUND              PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,306)              $(128,099)          $(718,559)
 Net realized gain (loss) on
  security transactions                   75,177                  40,261           2,237,970
 Net realized gain on
  distributions                           15,894                  26,040                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (178,767)               (301,013)         (5,486,698)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (123,002)               (362,811)         (3,967,287)
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 4,109                  62,553           4,673,687
 Net transfers                           (66,422)              5,042,749          (1,142,951)
 Surrenders for benefit
  payments and fees                     (252,300)               (483,991)         (6,357,962)
 Other transactions                          206                     (50)              7,124
 Death benefits                          (36,808)                (18,598)           (583,349)
 Net annuity transactions                     --                      --                  --
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (351,215)              4,602,663          (3,403,451)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                            (474,217)              4,239,852          (7,370,738)
NET ASSETS:
 Beginning of year                     2,040,318               4,054,447          93,760,661
                                    ------------            ------------       -------------
 End of year                          $1,566,101              $8,294,299         $86,389,923
                                    ============            ============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 FIDELITY VIP             FIDELITY VIP
                                   MID CAP              VALUE STRATEGIES
                                  PORTFOLIO                 PORTFOLIO
                                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,419,448)                $(65,715)
 Net realized gain (loss) on
  security transactions              1,224,110                  272,727
 Net realized gain on
  distributions                        154,086                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (11,505,639)                (824,854)
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (11,546,891)                (617,842)
                                --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           3,024,727                  144,340
 Net transfers                          12,909                 (784,696)
 Surrenders for benefit
  payments and fees                 (5,103,369)                (539,518)
 Other transactions                      6,130                       12
 Death benefits                       (934,304)                (101,437)
 Net annuity transactions                1,021                       --
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (2,992,886)              (1,281,299)
                                --------------            -------------
 Net increase (decrease) in
  net assets                       (14,539,777)              (1,899,141)
NET ASSETS:
 Beginning of year                  94,605,932                5,879,866
                                --------------            -------------
 End of year                       $80,066,155               $3,980,725
                                ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP                                       FRANKLIN
                                  DYNAMIC CAPITAL           FIDELITY VIP                RISING
                                    APPRECIATION          STRATEGIC INCOME            DIVIDENDS
                                     PORTFOLIO               PORTFOLIO             SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(24,354)                $29,620               $(1,655,324)
 Net realized gain (loss) on
  security transactions                  160,089                   4,393                 2,643,191
 Net realized gain on
  distributions                               --                  16,511                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (178,905)                (31,673)               28,701,991
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (43,170)                 18,851                29,689,858
                                    ------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                (2,062)                612,400                 5,790,524
 Net transfers                           117,538                 104,213                21,645,114
 Surrenders for benefit
  payments and fees                     (246,855)                (20,073)              (94,989,857)
 Other transactions                           29                      (4)                    9,328
 Death benefits                           (6,680)                     --                (9,972,951)
 Net annuity transactions                     --                      --                   (20,894)
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (138,030)                696,536               (77,538,736)
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets                            (181,200)                715,387               (47,848,878)
NET ASSETS:
 Beginning of year                     1,867,629                 364,547               765,099,095
                                    ------------            ------------            --------------
 End of year                          $1,686,429              $1,079,934              $717,250,217
                                    ============            ============            ==============

                                                              FRANKLIN                 FRANKLIN
                                   FRANKLIN                  LARGE CAP                  GLOBAL
                                    INCOME                     GROWTH                 REAL ESTATE
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $83,541,143               $(1,479,988)                $536,148
 Net realized gain (loss) on
  security transactions             (14,607,833)                  191,533                 (364,552)
 Net realized gain on
  distributions                              --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (53,899,508)               (2,789,549)                (756,479)
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         15,033,802                (4,078,004)                (584,883)
                               ----------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           14,152,302                   703,390                    5,272
 Net transfers                      (14,772,901)               (2,607,141)                (250,391)
 Surrenders for benefit
  payments and fees                (259,227,084)              (18,175,110)                (972,322)
 Other transactions                      16,622                      (314)                    (384)
 Death benefits                     (31,689,572)               (1,759,617)                 (98,371)
 Net annuity transactions              (161,343)                  (11,483)                   3,869
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (291,681,976)              (21,850,275)              (1,312,327)
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets                       (276,648,174)              (25,928,279)              (1,897,210)
NET ASSETS:
 Beginning of year                2,187,102,744               136,454,998                9,241,856
                               ----------------            --------------            -------------
 End of year                     $1,910,454,570              $110,526,719               $7,344,646
                               ================            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        FRANKLIN                  FRANKLIN
                                     SMALL-MID CAP               SMALL CAP
                                         GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,434,774)                $(879,377)
 Net realized gain (loss) on
  security transactions                   9,524,426                 3,766,760
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (22,165,464)               (7,931,383)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (18,075,812)               (5,044,000)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,266,598                 1,584,929
 Net transfers                          (25,115,038)              (19,452,493)
 Surrenders for benefit
  payments and fees                     (43,940,697)               (9,684,569)
 Other transactions                          (2,110)                     (873)
 Death benefits                          (4,119,634)                 (800,357)
 Net annuity transactions                    72,535                    (7,685)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (70,838,346)              (28,361,048)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (88,914,158)              (33,405,048)
NET ASSETS:
 Beginning of year                      331,364,603               108,345,626
                                     --------------            --------------
 End of year                           $242,450,445               $74,940,578
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FRANKLIN                                         TEMPLETON
                                  STRATEGIC                                        DEVELOPING
                                   INCOME             MUTUAL SHARES                 MARKETS
                               SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $40,271,363             $6,266,840               $(1,215,690)
 Net realized gain (loss) on
  security transactions              7,412,307             (1,282,132)                 (412,927)
 Net realized gain on
  distributions                             --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (38,831,976)           (32,489,682)              (33,318,971)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         8,851,694            (27,504,974)              (34,947,588)
                               ---------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           8,229,241              9,139,131                 1,486,466
 Net transfers                      31,305,080            (41,265,109)              (27,657,316)
 Surrenders for benefit
  payments and fees               (135,721,466)          (140,230,581)              (27,565,307)
 Other transactions                      1,055                  7,243                    (1,972)
 Death benefits                    (12,881,302)           (17,235,586)               (1,866,055)
 Net annuity transactions               54,497                 62,817                       503
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (109,012,895)          (189,522,085)              (55,603,681)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets                      (100,161,201)          (217,027,059)              (90,551,269)
NET ASSETS:
 Beginning of year                 967,601,129          1,221,861,828               242,579,724
                               ---------------       ----------------            --------------
 End of year                      $867,439,928         $1,004,834,769              $152,028,455
                               ===============       ================            ==============


                                  TEMPLETON             TEMPLETON                   MUTUAL
                                   FOREIGN               GROWTH                GLOBAL DISCOVERY
                               SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(479,009)          $(2,069,702)                $3,045,835
 Net realized gain (loss) on
  security transactions                513,042           (21,142,516)                   515,071
 Net realized gain on
  distributions                             --                    --                 11,850,565
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (45,816,906)          (18,594,467)               (41,882,141)
                               ---------------       ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (45,782,873)          (41,806,685)               (26,470,670)
                               ---------------       ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                           4,117,880             4,707,897                  5,552,442
 Net transfers                        (131,326)          (22,751,812)               (18,404,816)
 Surrenders for benefit
  payments and fees                (56,859,676)          (67,344,920)               (70,178,383)
 Other transactions                      3,886                  (284)                    10,329
 Death benefits                     (5,733,194)           (7,697,915)                (6,400,290)
 Net annuity transactions              (29,541)              (20,771)                   (22,173)
                               ---------------       ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (58,631,971)          (93,107,805)               (89,442,891)
                               ---------------       ---------------            ---------------
 Net increase (decrease) in
  net assets                      (104,414,844)         (134,914,490)              (115,913,561)
NET ASSETS:
 Beginning of year                 439,606,183           578,598,573                625,736,977
                               ---------------       ---------------            ---------------
 End of year                      $335,191,339          $443,684,083               $509,823,416
                               ===============       ===============            ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN
                                       FLEX CAP                 LARGE CAP
                                        GROWTH                    VALUE
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,071,817)               $(159,825)
 Net realized gain (loss) on
  security transactions                    151,736                  (74,350)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,314,274)              (1,788,522)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,234,355)              (2,022,697)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 575,690                  101,424
 Net transfers                           5,159,104                1,832,911
 Surrenders for benefit
  payments and fees                     (7,516,271)              (3,926,132)
 Other transactions                           (469)                    (745)
 Death benefits                           (636,902)                (430,742)
 Net annuity transactions                   (2,779)                  (1,623)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,421,627)              (2,424,907)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (6,655,982)              (4,447,604)
NET ASSETS:
 Beginning of year                      60,718,522               30,620,372
                                     -------------            -------------
 End of year                           $54,062,540              $26,172,768
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                      TEMPLETON            HARTFORD              TOTAL
                                     GLOBAL BOND           ADVISERS           RETURN BOND
                                   SECURITIES FUND         HLS FUND             HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,537,614             $35,338          $(9,191,048)
 Net realized gain (loss) on
  security transactions                   (266,832)            (34,976)           4,128,322
 Net realized gain on
  distributions                            918,991                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (9,900,691)             25,890           45,362,542
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (3,710,918)             26,252           40,299,816
                                    --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                               5,496,691             299,437           14,945,365
 Net transfers                           8,068,090           2,769,351          (10,096,828)
 Surrenders for benefit
  payments and fees                     (8,850,924)         (1,148,792)         (49,712,526)
 Other transactions                          1,474                 (67)                 557
 Death benefits                         (1,286,302)           (131,467)          (7,371,471)
 Net annuity transactions                    2,381                  --               39,213
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,431,410           1,788,462          (52,195,690)
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets                              (279,508)          1,814,714          (11,895,874)
NET ASSETS:
 Beginning of year                     135,811,251          13,922,451          724,922,708
                                    --------------       -------------       --------------
 End of year                          $135,531,743         $15,737,165         $713,026,834
                                    ==============       =============       ==============

                                  HARTFORD              HARTFORD
                                   CAPITAL              DIVIDEND                HARTFORD
                                APPRECIATION           AND GROWTH            GLOBAL RESEARCH
                                  HLS FUND              HLS FUND                HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(4,921,456)          $3,106,407               $(11,887)
 Net realized gain (loss) on
  security transactions             13,579,751            5,039,471                 24,860
 Net realized gain on
  distributions                             --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (104,516,112)          (8,318,674)              (113,407)
                               ---------------       --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                       (95,857,817)            (172,796)              (100,434)
                               ---------------       --------------            -----------
UNIT TRANSACTIONS:
 Purchases                          15,978,994           11,774,164                158,571
 Net transfers                      10,243,357           (1,151,050)                70,114
 Surrenders for benefit
  payments and fees                (47,985,749)         (29,848,089)               (26,062)
 Other transactions                      4,908                3,006                     --
 Death benefits                     (6,911,041)          (3,972,350)                    --
 Net annuity transactions               56,068               39,414                     --
                               ---------------       --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (28,613,463)         (23,154,905)               202,623
                               ---------------       --------------            -----------
 Net increase (decrease) in
  net assets                      (124,471,280)         (23,327,701)               102,189
NET ASSETS:
 Beginning of year                 806,822,302          501,345,829                737,586
                               ---------------       --------------            -----------
 End of year                      $682,351,022         $478,018,128               $839,775
                               ===============       ==============            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           HARTFORD
                                       HARTFORD          DISCIPLINED
                                    GLOBAL GROWTH           EQUITY
                                       HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(29,959)           $(347,201)
 Net realized gain (loss) on
  security transactions                       497            2,024,048
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (319,455)          (1,709,247)
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (348,917)             (32,400)
                                     ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 71,363            2,043,707
 Net transfers                            364,241           (2,144,819)
 Surrenders for benefit
  payments and fees                       (98,615)          (5,723,159)
 Other transactions                            89               (2,111)
 Death benefits                            (3,247)            (980,471)
 Net annuity transactions                      --                2,474
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       333,831           (6,804,379)
                                     ------------       --------------
 Net increase (decrease) in
  net assets                              (15,086)          (6,836,779)
NET ASSETS:
 Beginning of year                      1,847,472          103,559,276
                                     ------------       --------------
 End of year                           $1,832,386          $96,722,497
                                     ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD
                                 HARTFORD              GROWTH             HARTFORD
                                  GROWTH           OPPORTUNITIES         HIGH YIELD
                                 HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(280,243)         $(2,400,829)         $3,917,068
 Net realized gain (loss) on
  security transactions              736,496            5,223,251             791,593
 Net realized gain on
  distributions                           --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,748,923)         (18,176,369)         (3,196,509)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (2,292,670)         (15,353,947)          1,512,152
                               -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                           768,114            3,788,337           3,000,317
 Net transfers                     2,793,896           (6,094,751)         (2,769,109)
 Surrenders for benefit
  payments and fees               (1,601,226)          (9,092,599)         (4,005,870)
 Other transactions                      220               (1,021)                419
 Death benefits                     (280,525)          (1,248,160)           (653,036)
 Net annuity transactions                 --                1,699               1,764
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,680,479          (12,646,495)         (4,425,515)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets                        (612,191)         (28,000,442)         (2,913,363)
NET ASSETS:
 Beginning of year                24,325,622          173,632,250          59,908,443
                               -------------       --------------       -------------
 End of year                     $23,713,431         $145,631,808         $56,995,080
                               =============       ==============       =============

                                                         HARTFORD                 HARTFORD
                                      HARTFORD         INTERNATIONAL            SMALL/MID CAP
                                       INDEX           OPPORTUNITIES               EQUITY
                                      HLS FUND           HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $12,552           $(494,776)               $(179,296)
 Net realized gain (loss) on
  security transactions                    2,641            (142,771)                 193,114
 Net realized gain on
  distributions                               --                  --                  779,890
 Net unrealized appreciation
  (depreciation) of
  investments during the year              9,380          (4,727,540)              (1,184,840)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              24,573          (5,365,087)                (391,132)
                                    ------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               582,752           2,059,503                   66,781
 Net transfers                           305,615           2,105,230                 (900,617)
 Surrenders for benefit
  payments and fees                      (26,016)         (1,847,024)                (578,915)
 Other transactions                           20               2,679                      262
 Death benefits                               --            (125,333)                 (82,114)
 Net annuity transactions                     --                  --                   10,461
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      862,371           2,195,055               (1,484,142)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets                             886,944          (3,170,032)              (1,875,274)
NET ASSETS:
 Beginning of year                       117,189          33,954,453               11,609,911
                                    ------------       -------------            -------------
 End of year                          $1,004,133         $30,784,421               $9,734,637
                                    ============       =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   HARTFORD                  HARTFORD
                                 MONEY MARKET              SMALL COMPANY
                                   HLS FUND                  HLS FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(13,286,656)               $(232,100)
 Net realized gain (loss) on
  security transactions                      --                  423,173
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --               (1,208,563)
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (13,286,656)              (1,017,490)
                                ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                           15,045,927                  473,717
 Net transfers                      551,801,331                  524,572
 Surrenders for benefit
  payments and fees                (539,808,237)                (813,424)
 Other transactions                      (1,716)                      98
 Death benefits                     (33,572,181)                 (95,075)
 Net annuity transactions                (6,284)                      --
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (6,541,160)                  89,888
                                ---------------            -------------
 Net increase (decrease) in
  net assets                        (19,827,816)                (927,602)
NET ASSETS:
 Beginning of year                  732,606,534               13,714,248
                                ---------------            -------------
 End of year                       $712,778,718              $12,786,646
                                ===============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       HARTFORD
                                      HARTFORD                 HARTFORD             U.S. GOVERNMENT
                                   SMALLCAP GROWTH              STOCK                 SECURITIES
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(165,927)                $(7,236)                $640,376
 Net realized gain (loss) on
  security transactions                    48,499                 109,506                 (136,113)
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (252,751)               (164,467)                 921,734
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (370,179)                (62,197)               1,425,997
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                219,507                  25,552                  930,594
 Net transfers                          3,255,862                (126,953)               7,370,430
 Surrenders for benefit
  payments and fees                      (673,105)               (240,853)              (4,556,407)
 Other transactions                           249                       7                       92
 Death benefits                          (104,412)                    (56)                (509,651)
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,698,101                (342,303)               3,235,058
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                            2,327,922                (404,500)               4,661,055
NET ASSETS:
 Beginning of year                      8,170,081               2,195,988               47,999,084
                                    -------------            ------------            -------------
 End of year                          $10,498,003              $1,791,488              $52,660,139
                                    =============            ============            =============

                                                                                AMERICAN FUNDS
                                                                                   BLUE CHIP
                                 HARTFORD              AMERICAN FUNDS             INCOME AND
                                   VALUE              ASSET ALLOCATION              GROWTH
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $70,950                $(146,432)               $(439,201)
 Net realized gain (loss) on
  security transactions              188,610                  274,783                  418,107
 Net realized gain on
  distributions                           --                    3,757                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (916,386)                (594,665)                (693,264)
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (656,826)                (462,557)                (714,358)
                               -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                           880,650                2,036,838                1,333,556
 Net transfers                        67,693                6,117,984                 (107,922)
 Surrenders for benefit
  payments and fees               (1,165,699)              (2,478,151)              (1,543,221)
 Other transactions                    2,775                      904                     (165)
 Death benefits                     (162,039)                (551,943)                (203,211)
 Net annuity transactions                 --                  123,497                       --
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (376,620)               5,249,129                 (520,963)
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets                      (1,033,446)               4,786,572               (1,235,321)
NET ASSETS:
 Beginning of year                23,642,146               46,169,757               27,878,705
                               -------------            -------------            -------------
 End of year                     $22,608,700              $50,956,329              $26,643,384
                               =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS           AMERICAN FUNDS
                                          BOND                  GLOBAL BOND
                                        HLS FUND                 HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,835,790                 $254,086
 Net realized gain (loss) on
  security transactions                     584,124                   36,159
 Net realized gain on
  distributions                              50,004                  283,180
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,380,897                  206,607
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,850,815                  780,032
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                2,899,381                  493,724
 Net transfers                           (3,496,713)               6,825,192
 Surrenders for benefit
  payments and fees                     (10,487,771)              (2,016,151)
 Other transactions                            (173)                      45
 Death benefits                          (1,923,792)                (389,347)
 Net annuity transactions                    (2,575)                      --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (13,011,643)               4,913,463
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (6,160,828)               5,693,495
NET ASSETS:
 Beginning of year                      166,633,769               33,957,922
                                     --------------            -------------
 End of year                           $160,472,941              $39,651,417
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                     AMERICAN FUNDS
                                    GLOBAL GROWTH            AMERICAN FUNDS             GLOBAL SMALL
                                      AND INCOME              GLOBAL GROWTH            CAPITALIZATION
                                       HLS FUND                 HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $418,812                $(170,791)                $(163,310)
 Net realized gain (loss) on
  security transactions                  1,736,492                  420,617                 1,824,422
 Net realized gain on
  distributions                                 --                       --                   298,956
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,156,229)              (3,339,884)              (13,735,953)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (5,000,925)              (3,090,058)              (11,775,885)
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               1,199,660                  901,149                 1,801,681
 Net transfers                          (2,960,755)                (543,931)               (3,606,922)
 Surrenders for benefit
  payments and fees                     (3,435,633)              (1,288,347)               (2,882,973)
 Other transactions                           (954)                    (607)                      105
 Death benefits                           (280,764)                (509,627)                 (345,898)
 Net annuity transactions                     (413)                 123,848                      (986)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,478,859)              (1,317,515)               (5,034,993)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           (10,479,784)              (4,407,573)              (16,810,878)
NET ASSETS:
 Beginning of year                      76,688,883               29,690,669                63,184,851
                                    --------------            -------------            --------------
 End of year                           $66,209,099              $25,283,096               $46,373,973
                                    ==============            =============            ==============


                                    AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                        GROWTH                GROWTH-INCOME             INTERNATIONAL
                                       HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,501,902)              $(2,350,517)                 $172,921
 Net realized gain (loss) on
  security transactions                  7,894,989                 2,770,869                 1,153,178
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (19,542,725)               (5,832,488)              (30,943,529)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (16,149,638)               (5,412,136)              (29,617,430)
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               9,916,423                 5,661,035                 5,878,004
 Net transfers                          (9,066,560)               (3,405,384)                9,778,899
 Surrenders for benefit
  payments and fees                    (15,608,167)               (9,014,742)              (10,368,402)
 Other transactions                            861                     1,017                      (677)
 Death benefits                         (2,746,988)               (1,330,479)               (1,352,406)
 Net annuity transactions                  122,869                   120,924                       (20)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (17,381,562)               (7,967,629)                3,935,398
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (33,531,200)              (13,379,765)              (25,682,032)
NET ASSETS:
 Beginning of year                     294,660,792               152,371,954               196,323,831
                                    --------------            --------------            --------------
 End of year                          $261,129,592              $138,992,189              $170,641,799
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              HARTFORD
                                    AMERICAN FUNDS            PORTFOLIO
                                      NEW WORLD              DIVERSIFIER
                                       HLS FUND               HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (I)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(217,770)               $63,632
 Net realized gain (loss) on
  security transactions                  1,799,969                 (6,873)
 Net realized gain on
  distributions                                 --                 65,503
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,240,951)              (493,157)
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (8,658,752)              (370,895)
                                    --------------          -------------
UNIT TRANSACTIONS:
 Purchases                               1,504,279             31,048,611
 Net transfers                          (6,282,836)             7,085,629
 Surrenders for benefit
  payments and fees                     (3,724,031)               (35,264)
 Other transactions                          2,710                  4,651
 Death benefits                           (211,266)                    --
 Net annuity transactions                       --                     --
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,711,144)            38,103,627
                                    --------------          -------------
 Net increase (decrease) in
  net assets                           (17,369,896)            37,732,732
NET ASSETS:
 Beginning of year                      62,064,792                     --
                                    --------------          -------------
 End of year                           $44,694,896            $37,732,732
                                    ==============          =============

(i)  Funded as of June 17, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT            LORD ABBETT            LORD ABBETT
                                   FUNDAMENTAL         CAPITAL STRUCTURE       BOND DEBENTURE
                                   EQUITY FUND               FUND                   FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,398)              $218,412             $3,236,433
 Net realized gain (loss) on
  security transactions                   2,152                110,790                198,640
 Net realized gain on
  distributions                          88,300                     --                559,336
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (121,882)              (501,537)            (1,941,258)
                                   ------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (34,828)              (172,335)             2,053,151
                                   ------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                            2,573,932                411,165              1,139,998
 Net transfers                          400,017              2,872,019              2,306,634
 Surrenders for benefit
  payments and fees                     (10,461)            (1,494,450)            (5,204,020)
 Other transactions                         222                   (153)                   217
 Death benefits                              --                (23,220)            (1,128,530)
 Net annuity transactions                    --                  8,181                     --
                                   ------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   2,963,710              1,773,542             (2,885,701)
                                   ------------          -------------          -------------
 Net increase (decrease) in
  net assets                          2,928,882              1,601,207               (832,550)
NET ASSETS:
 Beginning of year                      307,418             13,926,504             78,583,689
                                   ------------          -------------          -------------
 End of year                         $3,236,300            $15,527,711            $77,751,139
                                   ============          =============          =============

                                LORD ABBETT
                                GROWTH AND
                                  INCOME            MFS CORE          MFS GROWTH
                                   FUND           EQUITY SERIES         SERIES
                                SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(113,568)         $(150,771)         $(963,938)
 Net realized gain (loss) on
  security transactions              394,283           (711,907)            37,345
 Net realized gain on
  distributions                           --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,390,001)           390,166           (564,338)
                               -------------      -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,109,286)          (472,512)        (1,490,931)
                               -------------      -------------      -------------
UNIT TRANSACTIONS:
 Purchases                           284,203            111,346            660,244
 Net transfers                      (672,706)           168,374         13,582,046
 Surrenders for benefit
  payments and fees               (1,055,454)        (2,945,915)        (9,676,951)
 Other transactions                    1,743               (435)             5,505
 Death benefits                      (42,314)          (295,867)          (865,746)
 Net annuity transactions                 --              9,194             45,913
                               -------------      -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,484,528)        (2,953,303)         3,751,011
                               -------------      -------------      -------------
 Net increase (decrease) in
  net assets                      (2,593,814)        (3,425,815)         2,260,080
NET ASSETS:
 Beginning of year                15,315,744         21,628,420         56,875,907
                               -------------      -------------      -------------
 End of year                     $12,721,930        $18,202,605        $59,135,987
                               =============      =============      =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS GLOBAL            MFS HIGH
                                EQUITY SERIES       INCOME SERIES
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(223,383)         $15,005,656
 Net realized gain (loss) on
  security transactions               137,504           12,005,788
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,342,036)         (21,660,302)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (1,427,915)           5,351,142
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            190,226            1,795,428
 Net transfers                      1,447,348          (11,380,940)
 Surrenders for benefit
  payments and fees                (3,008,772)         (37,677,420)
 Other transactions                     1,344                1,353
 Death benefits                      (375,695)          (3,286,559)
 Net annuity transactions                  --               39,953
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,745,549)         (50,508,185)
                                -------------       --------------
 Net increase (decrease) in
  net assets                       (3,173,464)         (45,157,043)
NET ASSETS:
 Beginning of year                 23,611,747          263,432,172
                                -------------       --------------
 End of year                      $20,438,283         $218,275,129
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS INVESTORS
                                       GROWTH           MFS INVESTORS         MFS MID CAP
                                    STOCK SERIES         TRUST SERIES        GROWTH SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(603,244)         $(2,973,159)         $(1,510,746)
 Net realized gain (loss) on
  security transactions                   247,171            4,427,683            5,546,286
 Net realized gain on
  distributions                                --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (314,212)         (12,254,184)          (9,391,929)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (670,285)         (10,799,660)          (5,356,389)
                                    -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                317,893            2,145,812              594,063
 Net transfers                          8,015,109          (12,097,286)         (24,938,479)
 Surrenders for benefit
  payments and fees                    (8,343,406)         (44,018,846)         (13,739,620)
 Other transactions                          (506)              (2,776)                (296)
 Death benefits                        (1,031,300)          (6,265,093)          (1,155,391)
 Net annuity transactions                 (45,249)             (40,266)               2,587
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,087,459)         (60,278,455)         (39,237,136)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets                           (1,757,744)         (71,078,115)         (44,593,525)
NET ASSETS:
 Beginning of year                     51,361,525          355,461,213          108,442,576
                                    -------------       --------------       --------------
 End of year                          $49,603,781         $284,383,098          $63,849,051
                                    =============       ==============       ==============


                                       MFS NEW              MFS TOTAL             MFS VALUE
                                   DISCOVERY SERIES       RETURN SERIES             SERIES
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,850,062)            $7,790,019            $(865,623)
 Net realized gain (loss) on
  security transactions                  9,334,050             (8,367,741)          (1,110,840)
 Net realized gain on
  distributions                         29,235,853                     --            1,405,005
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (60,613,120)             1,795,022           (5,310,603)
                                    --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (26,893,279)             1,217,300           (5,882,061)
                                    --------------       ----------------       --------------
UNIT TRANSACTIONS:
 Purchases                               1,941,425              6,613,506            6,591,863
 Net transfers                            (639,334)           (19,612,961)           6,089,474
 Surrenders for benefit
  payments and fees                    (41,571,387)          (130,435,102)         (38,227,649)
 Other transactions                          5,886                  4,692                5,594
 Death benefits                         (3,182,524)           (17,259,126)          (5,512,710)
 Net annuity transactions                  (44,362)               (98,770)             (23,769)
                                    --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (43,490,296)          (160,787,761)         (31,077,197)
                                    --------------       ----------------       --------------
 Net increase (decrease) in
  net assets                           (70,383,575)          (159,570,461)         (36,959,258)
NET ASSETS:
 Beginning of year                     280,246,841          1,058,091,469          378,973,808
                                    --------------       ----------------       --------------
 End of year                          $209,863,266           $898,521,008         $342,014,550
                                    ==============       ================       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS RESEARCH              MFS RESEARCH
                                 BOND SERIES           INTERNATIONAL SERIES
                                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $3,151,113                   $80,935
 Net realized gain (loss) on
  security transactions              4,445,717                (1,119,986)
 Net realized gain on
  distributions                      3,839,366                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        4,265,544                (5,315,521)
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        15,701,740                (6,354,572)
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           8,194,881                   293,094
 Net transfers                      29,502,591                 2,636,619
 Surrenders for benefit
  payments and fees                (45,489,993)               (6,171,032)
 Other transactions                        640                       823
 Death benefits                     (4,111,287)               (1,100,868)
 Net annuity transactions               28,395                         2
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (11,874,773)               (4,341,362)
                                --------------            --------------
 Net increase (decrease) in
  net assets                         3,826,967               (10,695,934)
NET ASSETS:
 Beginning of year                 332,807,085                55,389,560
                                --------------            --------------
 End of year                      $336,634,052               $44,693,626
                                ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            BLACKROCK                BLACKROCK
                                   MFS RESEARCH              GLOBAL                   GLOBAL
                                      SERIES          ALLOCATION V.I. FUND    OPPORTUNITIES V.I. FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (J)            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(156,610)             $11,785                   $(6,162)
 Net realized gain (loss) on
  security transactions                  394,268                  (20)                   49,839
 Net realized gain on
  distributions                               --               12,420                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (524,933)             (29,455)                 (124,568)
                                   -------------           ----------               -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (287,275)              (5,270)                  (80,891)
                                   -------------           ----------               -----------
UNIT TRANSACTIONS:
 Purchases                               201,310              488,770                        --
 Net transfers                         3,465,559              104,928                    27,473
 Surrenders for benefit
  payments and fees                   (4,651,569)              (1,370)                 (200,273)
 Other transactions                           (5)                (285)                       (1)
 Death benefits                         (475,356)                  --                   (56,476)
 Net annuity transactions                     --                   --                        --
                                   -------------           ----------               -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (1,460,061)             592,043                  (229,277)
                                   -------------           ----------               -----------
 Net increase (decrease) in
  net assets                          (1,747,336)             586,773                  (310,168)
NET ASSETS:
 Beginning of year                    35,280,469                   --                   758,435
                                   -------------           ----------               -----------
 End of year                         $33,533,133             $586,773                  $448,267
                                   =============           ==========               ===========

                                    BLACKROCK             BLACKROCK         UIF MID CAP
                                    LARGE CAP               EQUITY            GROWTH
                                 GROWTH V.I. FUND     DIVIDEND V.I. FUND     PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT (K)      SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(14,212)               $8,289          $(359,925)
 Net realized gain (loss) on
  security transactions                  95,498                   912          1,903,991
 Net realized gain on
  distributions                           2,699                 9,285             11,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (56,665)               29,403         (3,731,190)
                                   ------------          ------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,320                47,889         (2,175,488)
                                   ------------          ------------      -------------
UNIT TRANSACTIONS:
 Purchases                                3,998             1,497,971            223,080
 Net transfers                          213,793               182,870            634,957
 Surrenders for benefit
  payments and fees                    (336,759)               (1,143)        (1,925,677)
 Other transactions                           1                   482                (90)
 Death benefits                         (10,359)                   --           (376,388)
 Net annuity transactions                    --                    --                 --
                                   ------------          ------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (129,326)            1,680,180         (1,444,118)
                                   ------------          ------------      -------------
 Net increase (decrease) in
  net assets                           (102,006)            1,728,069         (3,619,606)
NET ASSETS:
 Beginning of year                    1,249,603                    --         29,986,902
                                   ------------          ------------      -------------
 End of year                         $1,147,597            $1,728,069        $26,367,296
                                   ============          ============      =============

(j)  Funded as of July 20, 2011.

(k) Funded as of July 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       INVESCO
                                   VAN KAMPEN V.I.        MORGAN STANLEY
                                       MID CAP             FOCUS GROWTH
                                     VALUE FUND             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(133,750)             $(20,830)
 Net realized gain (loss) on
  security transactions                   221,015                11,824
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (253,011)              (98,216)
                                    -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (165,746)             (107,222)
                                    -------------          ------------
UNIT TRANSACTIONS:
 Purchases                                174,053                    --
 Net transfers                            244,970               196,260
 Surrenders for benefit
  payments and fees                    (1,039,977)             (162,012)
 Other transactions                           152                    --
 Death benefits                          (129,794)                   --
 Net annuity transactions                      --                    --
                                    -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (750,596)               34,248
                                    -------------          ------------
 Net increase (decrease) in
  net assets                             (916,342)              (72,974)
NET ASSETS:
 Beginning of year                     16,937,461             1,150,564
                                    -------------          ------------
 End of year                          $16,021,119            $1,077,590
                                    =============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY       MORGAN STANLEY
                                    MULTI CAP              MID CAP          MORGAN STANLEY
                                      GROWTH               GROWTH          FLEXIBLE INCOME
                                    PORTFOLIO             PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT (L)         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(49,589)            $(15,469)            $41,286
 Net realized gain (loss) on
  security transactions                 120,232               (5,059)             (4,368)
 Net realized gain on
  distributions                              --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (312,301)             (84,259)            (18,029)
                                   ------------          -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (241,658)            (104,787)             18,889
                                   ------------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                7,644                  225                  --
 Net transfers                         (236,622)             245,478             152,612
 Surrenders for benefit
  payments and fees                    (397,003)            (124,456)            (82,093)
 Other transactions                          (6)                 (19)                 --
 Death benefits                        (113,958)                  --                  --
 Net annuity transactions                    --                   --                  --
                                   ------------          -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (739,945)             121,228              70,519
                                   ------------          -----------          ----------
 Net increase (decrease) in
  net assets                           (981,603)              16,441              89,408
NET ASSETS:
 Beginning of year                    3,398,591              846,622             780,405
                                   ------------          -----------          ----------
 End of year                         $2,416,988             $863,063            $869,813
                                   ============          ===========          ==========

                                                            OPPENHEIMER
                                      BLACKROCK               CAPITAL              OPPENHEIMER
                                       CAPITAL              APPRECIATION        GLOBAL SECURITIES
                               APPRECIATION V.I. FUND         FUND/VA                FUND/VA
                                   SUB-ACCOUNT (K)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,168                $(44,122)             $(177,048)
 Net realized gain (loss) on
  security transactions                      156                  81,329                257,297
 Net realized gain on
  distributions                           31,579                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (46,499)               (109,578)            (3,463,672)
                                    ------------            ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (12,596)                (72,371)            (3,383,423)
                                    ------------            ------------          -------------
UNIT TRANSACTIONS:
 Purchases                             1,333,645                  39,706                256,881
 Net transfers                           200,847                 132,666              1,545,441
 Surrenders for benefit
  payments and fees                       (1,083)               (196,710)            (1,699,818)
 Other transactions                         (618)                     26                    339
 Death benefits                               --                 (78,228)              (218,229)
 Net annuity transactions                     --                      --                     --
                                    ------------            ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,532,791                (102,540)              (115,386)
                                    ------------            ------------          -------------
 Net increase (decrease) in
  net assets                           1,520,195                (174,911)            (3,498,809)
NET ASSETS:
 Beginning of year                            --               2,800,542             32,002,764
                                    ------------            ------------          -------------
 End of year                          $1,520,195              $2,625,631            $28,503,955
                                    ============            ============          =============

(k) Funded as of July 1, 2011.

(l) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              OPPENHEIMER
                                     OPPENHEIMER              MAIN STREET
                                     MAIN STREET           SMALL- & MID-CAP
                                       FUND/VA                  FUND/VA
                                     SUB-ACCOUNT            SUB-ACCOUNT (M)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(28,647)               $(342,760)
 Net realized gain (loss) on
  security transactions                    (7,159)               1,736,315
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (26,810)              (2,211,536)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (62,616)                (817,981)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 14,317                  249,996
 Net transfers                          1,036,932               (1,661,294)
 Surrenders for benefit
  payments and fees                      (116,623)              (1,761,512)
 Other transactions                           (45)                      85
 Death benefits                           (53,227)                (289,051)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       881,354               (3,461,776)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              818,738               (4,279,757)
NET ASSETS:
 Beginning of year                      2,537,014               32,956,942
                                     ------------            -------------
 End of year                           $3,355,752              $28,677,185
                                     ============            =============

(m) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER          PUTNAM VT                PUTNAM VT
                                       VALUE            DIVERSIFIED              GLOBAL ASSET
                                      FUND/VA           INCOME FUND            ALLOCATION FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(12,442)          $8,430,281                $211,459
 Net realized gain (loss) on
  security transactions                    9,204             (521,192)                 37,508
 Net realized gain on
  distributions                               --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (110,937)         (12,259,471)               (376,047)
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (114,175)          (4,350,382)               (127,080)
                                    ------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 4,080              663,537                  67,195
 Net transfers                           446,964           (7,955,217)                 72,572
 Surrenders for benefit
  payments and fees                     (185,091)          (6,970,103)               (482,274)
 Other transactions                          (22)                 326                     (26)
 Death benefits                               --           (1,504,822)                (53,120)
 Net annuity transactions                     --                   --                      --
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      265,931          (15,766,279)               (395,653)
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets                             151,756          (20,116,661)               (522,733)
NET ASSETS:
 Beginning of year                     1,389,456          107,300,181               7,642,758
                                    ------------       --------------            ------------
 End of year                          $1,541,212          $87,183,520              $7,120,025
                                    ============       ==============            ============

                                     PUTNAM VT               PUTNAM VT
                                   INTERNATIONAL           INTERNATIONAL            PUTNAM VT
                                     VALUE FUND             EQUITY FUND          INVESTORS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $13,240                 $25,043                 $352
 Net realized gain (loss) on
  security transactions                      958                  10,951                 (585)
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (230,058)               (316,512)                 256
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (215,860)               (280,518)                  23
                                    ------------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                   924                   8,166                6,628
 Net transfers                            69,478                 115,059               11,589
 Surrenders for benefit
  payments and fees                      (31,657)               (118,122)                (235)
 Other transactions                        1,363                      20                   12
 Death benefits                               --                  (4,353)                  --
 Net annuity transactions                     --                      --                   --
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       40,108                     770               17,994
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets                            (175,752)               (279,748)              18,017
NET ASSETS:
 Beginning of year                     1,414,119               1,530,117               52,641
                                    ------------            ------------            ---------
 End of year                          $1,238,367              $1,250,369              $70,658
                                    ============            ============            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                     SMALL CAP             PUTNAM VT
                                     VALUE FUND           VOYAGER FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(33,461)              $(8,210)
 Net realized gain (loss) on
  security transactions                  (97,450)               (3,918)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (208,258)             (202,876)
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (339,169)             (215,004)
                                    ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                 8,893             1,170,149
 Net transfers                         1,128,699               635,770
 Surrenders for benefit
  payments and fees                     (226,259)              (25,656)
 Other transactions                          (43)                  185
 Death benefits                           (6,366)                   --
 Net annuity transactions                     --                    --
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      904,924             1,780,448
                                    ------------          ------------
 Net increase (decrease) in
  net assets                             565,755             1,565,444
NET ASSETS:
 Beginning of year                     2,233,268               513,917
                                    ------------          ------------
 End of year                          $2,799,023            $2,079,361
                                    ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT             PIMCO                PIMCO
                                   EQUITY            ALL ASSET          EQS PATHFINDER
                                INCOME FUND             FUND                 FUND
                                SUB-ACCOUNT       SUB-ACCOUNT (N)      SUB-ACCOUNT (K)
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $4,552              $8,311                 $(819)
 Net realized gain (loss)
  on security transactions            2,126                  (2)                  221
 Net realized gain on
  distributions                          --                  --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (13,301)             (8,102)                3,227
                                 ----------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (6,623)                207                 2,629
                                 ----------          ----------          ------------
UNIT TRANSACTIONS:
 Purchases                          138,363             235,070             1,123,037
 Net transfers                      287,124              79,043               152,397
 Surrenders for benefit
  payments and fees                 (24,157)             (2,705)                 (944)
 Other transactions                    (632)                 --                  (196)
 Death benefits                          --                  --                    --
 Net annuity transactions                --                  --                    --
                                 ----------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 400,698             311,408             1,274,294
                                 ----------          ----------          ------------
 Net increase (decrease) in
  net assets                        394,075             311,615             1,276,923
NET ASSETS:
 Beginning of year                  489,319                  --                    --
                                 ----------          ----------          ------------
 End of year                       $883,394            $311,615            $1,276,923
                                 ==========          ==========          ============

                                   PIMCO
                                   GLOBAL          JENNISON 20/20
                                MULTI-ASSET            FOCUS
                                    FUND                FUND
                              SUB-ACCOUNT (O)       SUB-ACCOUNT
---------------------------  --------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(138)            $(9,097)
 Net realized gain (loss)
  on security transactions               (4)             20,934
 Net realized gain on
  distributions                       1,662                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (7,877)            (41,382)
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (6,357)            (29,545)
                                 ----------          ----------
UNIT TRANSACTIONS:
 Purchases                           91,215                  84
 Net transfers                      179,899              66,500
 Surrenders for benefit
  payments and fees                      --              (6,153)
 Other transactions                       2                  --
 Death benefits                          --             (41,478)
 Net annuity transactions                --                  --
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 271,116              18,953
                                 ----------          ----------
 Net increase (decrease) in
  net assets                        264,759             (10,592)
NET ASSETS:
 Beginning of year                       --             523,269
                                 ----------          ----------
 End of year                       $264,759            $512,677
                                 ==========          ==========

(k) Funded as of July 1, 2011.

(n) Funded as of July 18, 2011.

(o) Funded as of July 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           PRUDENTIAL
                                      JENNISON               VALUE
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,828)              $(4,276)
 Net realized gain (loss) on
  security transactions                   2,829                11,152
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (4,210)              (28,533)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (3,209)              (21,657)
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    84
 Net transfers                           (7,986)               35,834
 Surrenders for benefit
  payments and fees                     (44,542)               (6,491)
 Other transactions                          --                     1
 Death benefits                         (11,908)              (48,310)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (64,436)              (18,882)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (67,645)              (40,539)
NET ASSETS:
 Beginning of year                      106,650               325,053
                                     ----------            ----------
 End of year                            $39,005              $284,514
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PRUDENTIAL               INVESCO
                                     SERIES             VAN KAMPEN V.I.             INVESCO
                                  INTERNATIONAL           GROWTH AND            VAN KAMPEN V.I.
                                     GROWTH               INCOME FUND            COMSTOCK FUND
                                 SUB-ACCOUNT (P)          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(553)                $(94,621)                $(9,697)
 Net realized gain (loss) on
  security transactions                   (47)               1,050,830                 (66,204)
 Net realized gain on
  distributions                            --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,815)              (2,259,436)                (28,764)
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (6,415)              (1,303,227)               (104,665)
                                    ---------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                  228,924                     800
 Net transfers                         35,833                 (464,722)                (35,147)
 Surrenders for benefit
  payments and fees                        --               (4,238,044)               (233,316)
 Other transactions                        --                    1,186                       1
 Death benefits                            --                 (890,473)                (17,354)
 Net annuity transactions                  --                       --                      --
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    35,833               (5,363,129)               (285,016)
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets                           29,418               (6,666,356)               (389,681)
NET ASSETS:
 Beginning of year                         --               55,919,948               3,105,136
                                    ---------            -------------            ------------
 End of year                          $29,418              $49,253,592              $2,715,455
                                    =========            =============            ============

                                       INVESCO                WELLS FARGO
                                   VAN KAMPEN V.I.            ADVANTAGE VT
                                       CAPITAL                INDEX ASSET
                                     GROWTH FUND            ALLOCATION FUND
                                  SUB-ACCOUNT (F)(Q)          SUB-ACCOUNT
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(827,358)                 $9,509
 Net realized gain (loss) on
  security transactions                  6,854,635                  (8,860)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,128,714)                 41,816
                                    --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,101,437)                 42,465
                                    --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 366,275                   2,570
 Net transfers                          19,031,374                 (22,103)
 Surrenders for benefit
  payments and fees                    (10,246,210)               (183,294)
 Other transactions                            860                     705
 Death benefits                           (733,768)                 (5,492)
 Net annuity transactions                   (9,615)                     --
                                    --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,408,916                (207,614)
                                    --------------            ------------
 Net increase (decrease) in
  net assets                             4,307,479                (165,149)
NET ASSETS:
 Beginning of year                      32,321,817               1,058,972
                                    --------------            ------------
 End of year                           $36,629,296                $893,823
                                    ==============            ============

(f)  Funded as of April 29, 2011.

(p) Funded as of January 12, 2011.

(q) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT             ADVANTAGE VT
                                     TOTAL RETURN              INTRINSIC
                                       BOND FUND               VALUE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $51,473                $(37,881)
 Net realized gain (loss) on
  security transactions                     36,823                  49,765
 Net realized gain on
  distributions                            257,841                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               47,468                (113,622)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               393,605                (101,738)
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  68,856                  12,260
 Net transfers                             (89,446)               (144,114)
 Surrenders for benefit
  payments and fees                       (973,887)               (413,089)
 Other transactions                            562                      78
 Death benefits                            (78,779)                (91,386)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,072,694)               (636,251)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (679,089)               (737,989)
NET ASSETS:
 Beginning of year                       6,596,959               3,419,265
                                     -------------            ------------
 End of year                            $5,917,870              $2,681,276
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                   INTERNATIONAL             SMALL CAP              ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND            DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,353)               $(51,067)               $(35,157)
 Net realized gain (loss) on
  security transactions                   38,714                 (63,668)                 44,111
 Net realized gain on
  distributions                           73,308                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (318,820)                (60,331)                (33,706)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (232,151)               (175,066)                (24,752)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 5,364                   3,413                      --
 Net transfers                            75,478                (144,988)               (215,360)
 Surrenders for benefit
  payments and fees                     (277,630)               (424,799)                (49,137)
 Other transactions                       (3,029)                     60                      11
 Death benefits                          (67,600)                (44,146)                     --
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (267,417)               (610,460)               (264,486)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (499,568)               (785,526)               (289,238)
NET ASSETS:
 Beginning of year                     1,886,410               3,274,796               1,890,354
                                    ------------            ------------            ------------
 End of year                          $1,386,842              $2,489,270              $1,601,116
                                    ============            ============            ============

                                    WELLS FARGO
                                   ADVANTAGE VT           WELLS FARGO
                                     SMALL CAP            ADVANTAGE VT
                                    VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (R)
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,508)              $(5,507)
 Net realized gain (loss) on
  security transactions                  28,282               (18,419)
 Net realized gain on
  distributions                              --                19,870
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (76,232)              (24,489)
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (53,458)              (28,545)
                                    -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                   136
 Net transfers                          (54,811)               23,568
 Surrenders for benefit
  payments and fees                     (42,618)               (3,655)
 Other transactions                          --                     5
 Death benefits                              --                    --
 Net annuity transactions                    --                    --
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (97,429)               20,054
                                    -----------            ----------
 Net increase (decrease) in
  net assets                           (150,887)               (8,491)
NET ASSETS:
 Beginning of year                      587,674               360,805
                                    -----------            ----------
 End of year                           $436,787              $352,314
                                    ===========            ==========

(r) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $301,092                   $432,947
 Net realized gain (loss) on
  security transactions                      26,200                    447,287
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,328,585                    581,493
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,655,877                  1,461,727
                                      -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                1,488,231                    764,827
 Net transfers                            4,136,392                  2,508,435
 Surrenders for benefit
  payments and fees                      (2,070,169)                (2,246,589)
 Net annuity transactions                        --                         --
 Other                                         (250)                        --
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       3,554,204                  1,026,673
                                      -------------              -------------
 Net increase (decrease) in
  net assets                              6,210,081                  2,488,400
NET ASSETS:
 Beginning of year                       28,139,542                 37,579,414
                                      -------------              -------------
 End of year                            $34,349,623                $40,067,814
                                      =============              =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS
                                    SMALL/MID CAP       ALLIANCEBERNSTEIN VPS        INTERNATIONAL
                                   VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(228,366)                 $2,437                  $21,629
 Net realized gain (loss) on
  security transactions                  (484,790)                 11,340                  154,628
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,436,725                  95,470                  829,940
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,723,569                 109,247                1,006,197
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,765,610                   8,855                  116,479
 Net transfers                          8,665,074                 (49,300)                (714,084)
 Surrenders for benefit
  payments and fees                      (726,185)                (29,558)                (402,636)
 Net annuity transactions                      --                      --                     (417)
 Other                                         --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     9,704,499                 (70,003)              (1,000,658)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           12,428,068                  39,244                    5,539
NET ASSETS:
 Beginning of year                      9,182,618               1,211,305               10,578,825
                                    -------------            ------------            -------------
 End of year                          $21,610,686              $1,250,549              $10,584,364
                                    =============            ============            =============

                                     INVESCO V.I.             INVESCO V.I.              INVESCO V.I.
                                     BASIC VALUE                 CAPITAL                    CORE
                                         FUND               APPRECIATION FUND           EQUITY FUND
                                   SUB-ACCOUNT (1)           SUB-ACCOUNT (2)          SUB-ACCOUNT (3)
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,567,808)               $(596,279)              $(2,097,158)
 Net realized gain (loss) on
  security transactions                 10,116,732               (1,247,214)                1,530,677
 Net realized gain on
  distributions                                 --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,779,580)               8,095,032                16,629,485
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,769,344                6,251,539                16,063,004
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 875,306                  490,736                 1,138,968
 Net transfers                         (23,803,732)              (2,258,084)               (2,882,158)
 Surrenders for benefit
  payments and fees                    (17,162,141)              (7,823,961)              (33,233,041)
 Net annuity transactions                  (12,399)                 (10,773)                  (32,028)
 Other                                          --                       --                        --
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (40,102,966)              (9,602,082)              (35,008,259)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           (34,333,622)              (3,350,543)              (18,945,255)
NET ASSETS:
 Beginning of year                     141,583,993               56,104,041               239,994,420
                                    --------------            -------------            --------------
 End of year                          $107,250,371              $52,753,498              $221,049,165
                                    ==============            =============            ==============

(1)  Formerly AIM V.I. Basic Value Fund. Change effective April 30, 2010.

(2)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(3)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     INVESCO V.I.             INVESCO V.I.
                                      GOVERNMENT             INTERNATIONAL
                                    SECURITIES FUND           GROWTH FUND
                                    SUB-ACCOUNT (4)         SUB-ACCOUNT (5)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $22,556,265                $884,659
 Net realized gain (loss) on
  security transactions                   1,578,537              (3,724,459)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,670,412              23,494,392
                                    ---------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             28,805,214              20,654,592
                                    ---------------          --------------
UNIT TRANSACTIONS:
 Purchases                                5,574,140               4,913,241
 Net transfers                            2,147,058              (9,665,274)
 Surrenders for benefit
  payments and fees                    (126,431,138)            (19,928,718)
 Net annuity transactions                   (97,222)                (13,155)
 Other                                           --                      --
                                    ---------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (118,807,162)            (24,693,906)
                                    ---------------          --------------
 Net increase (decrease) in
  net assets                            (90,001,948)             (4,039,314)
NET ASSETS:
 Beginning of year                      807,517,157             224,332,816
                                    ---------------          --------------
 End of year                           $717,515,209            $220,293,502
                                    ===============          ==============

(4)  Formerly AIM V.I. Government Securities Fund. Change effective April 30,
     2010.

(5)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.            INVESCO V.I.           INVESCO V.I.
                                    MID CAP CORE             SMALL CAP               LARGE CAP
                                    EQUITY FUND             EQUITY FUND             GROWTH FUND
                                  SUB-ACCOUNT (6)         SUB-ACCOUNT (7)         SUB-ACCOUNT (8)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(3,321,636)            $(2,401,058)             $(424,748)
 Net realized gain (loss) on
  security transactions                 2,994,356              (1,985,380)                49,150
 Net realized gain on
  distributions                                --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          29,125,444              33,926,309              4,550,169
                                   --------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           28,798,164              29,539,871              4,174,571
                                   --------------          --------------          -------------
UNIT TRANSACTIONS:
 Purchases                              1,628,398               3,439,911                276,941
 Net transfers                         (3,989,814)             10,075,451                 42,137
 Surrenders for benefit
  payments and fees                   (38,149,914)            (16,333,698)            (4,203,641)
 Net annuity transactions                  20,468                  (1,777)                    (2)
 Other                                         --                      --                     --
                                   --------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (40,490,862)             (2,820,113)            (3,884,565)
                                   --------------          --------------          -------------
 Net increase (decrease) in
  net assets                          (11,692,698)             26,719,758                290,006
NET ASSETS:
 Beginning of year                    275,873,635             120,693,959             32,031,811
                                   --------------          --------------          -------------
 End of year                         $264,180,937            $147,413,717            $32,321,817
                                   ==============          ==============          =============

                                   INVESCO V.I.           INVESCO V.I.           AMERICAN FUNDS
                                      CAPITAL                GLOBAL                  GLOBAL
                                 DEVELOPMENT FUND       MULTI-ASSET FUND           BOND FUND
                                  SUB-ACCOUNT (9)       SUB-ACCOUNT (10)          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(172,542)             $(155,892)             $3,374,750
 Net realized gain (loss) on
  security transactions                  345,358                    788                  48,271
 Net realized gain on
  distributions                               --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,288,575              1,314,885               6,079,511
                                   -------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,461,391              1,159,781               9,502,532
                                   -------------          -------------          --------------
UNIT TRANSACTIONS:
 Purchases                               154,126              1,684,153               2,919,109
 Net transfers                         1,202,181              1,300,608              24,927,499
 Surrenders for benefit
  payments and fees                   (1,150,900)              (692,308)            (40,176,978)
 Net annuity transactions                     --                     --                   9,761
 Other                                        --                     --                      --
                                   -------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      205,407              2,292,453             (12,320,609)
                                   -------------          -------------          --------------
 Net increase (decrease) in
  net assets                           1,666,798              3,452,234              (2,818,077)
NET ASSETS:
 Beginning of year                     8,577,553             10,581,328             300,655,023
                                   -------------          -------------          --------------
 End of year                         $10,244,351            $14,033,562            $297,836,946
                                   =============          =============          ==============

(6)  Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30,
     2010.

(7)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(8)  Formerly AIM V.I. Large Cap Growth Fund. Change effective April 30, 2010.

(9)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(10) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL          AMERICAN FUNDS
                                      GROWTH AND             ASSET
                                     INCOME FUND        ALLOCATION FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $4,984,800           $2,563,570
 Net realized gain (loss) on
  security transactions               (11,409,255)          (3,162,695)
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          55,457,512          124,094,215
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           49,033,057          123,495,090
                                     ------------       --------------
UNIT TRANSACTIONS:
 Purchases                              3,656,723            5,678,051
 Net transfers                         (7,624,131)         (16,999,074)
 Surrenders for benefit
  payments and fees                   (54,891,676)        (164,165,097)
 Net annuity transactions                  15,950             (129,367)
 Other                                         --                   --
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (58,843,134)        (175,615,487)
                                     ------------       --------------
 Net increase (decrease) in
  net assets                           (9,810,077)         (52,120,397)
NET ASSETS:
 Beginning of year                    563,375,596        1,315,830,916
                                     ------------       --------------
 End of year                         $553,565,519       $1,263,710,519
                                     ============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AMERICAN FUNDS
                                  BLUE CHIP                                      AMERICAN FUNDS
                                 INCOME AND           AMERICAN FUNDS                 GLOBAL
                                 GROWTH FUND            BOND FUND                 GROWTH FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(455,039)           $14,524,989               $(1,471,939)
 Net realized gain (loss) on
  security transactions             (9,278,317)             3,117,007                 2,775,955
 Net realized gain on
  distributions                             --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       83,081,999             38,667,029                43,464,656
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        73,348,643             56,309,025                44,768,672
                               ---------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           4,418,376              9,553,850                 3,169,455
 Net transfers                     (15,583,527)            33,882,586               (30,380,343)
 Surrenders for benefit
  payments and fees                (96,655,550)          (177,035,373)              (60,999,435)
 Net annuity transactions               (3,341)                55,386                    75,290
 Other                                      --                     --                        --
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (107,824,042)          (133,543,551)              (88,135,033)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets                       (34,475,399)           (77,234,526)              (43,366,361)
NET ASSETS:
 Beginning of year                 802,148,242          1,210,172,832               564,442,292
                               ---------------       ----------------            --------------
 End of year                      $767,672,843         $1,132,938,306              $521,075,931
                               ===============       ================            ==============


                                AMERICAN FUNDS              AMERICAN FUNDS             AMERICAN FUNDS
                                 GROWTH FUND              GROWTH-INCOME FUND         INTERNATIONAL FUND
                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(28,645,818)                $(7,933,354)                $1,881,462
 Net realized gain (loss) on
  security transactions             (62,135,045)                (53,428,080)               (12,886,853)
 Net realized gain on
  distributions                              --                          --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       498,378,885                 298,492,068                 49,183,390
                               ----------------            ----------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        407,598,022                 237,130,634                 38,177,999
                               ----------------            ----------------            ---------------
UNIT TRANSACTIONS:
 Purchases                           16,236,477                  15,435,585                  6,359,243
 Net transfers                     (121,154,993)                (98,227,836)               (23,808,812)
 Surrenders for benefit
  payments and fees                (330,399,633)               (329,513,095)               (97,104,233)
 Net annuity transactions                15,086                     147,390                    142,141
 Other                                       --                          --                         --
                               ----------------            ----------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (435,303,063)               (412,157,956)              (114,411,661)
                               ----------------            ----------------            ---------------
 Net increase (decrease) in
  net assets                        (27,705,041)               (175,027,322)               (76,233,662)
NET ASSETS:
 Beginning of year                2,810,286,971               2,873,227,510                892,966,418
                               ----------------            ----------------            ---------------
 End of year                     $2,782,581,930              $2,698,200,188               $816,732,756
                               ================            ================            ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS             GLOBAL SMALL
                                     NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(805,317)                $(276,770)
 Net realized gain (loss) on
  security transactions                   3,038,418                   273,673
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            57,721,091                68,894,084
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             59,954,192                68,890,987
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,971,502                 3,085,518
 Net transfers                           22,596,056               (13,455,743)
 Surrenders for benefit
  payments and fees                     (48,933,982)              (46,177,368)
 Net annuity transactions                    60,098                    (5,979)
 Other                                           --                        --
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (23,306,326)              (56,553,572)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             36,647,866                12,337,415
NET ASSETS:
 Beginning of year                      420,801,786               392,264,008
                                     --------------            --------------
 End of year                           $457,449,652              $404,601,423
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                    ADVANTAGE VT            FIDELITY VIP       FIDELITY VIP
                                       OMEGA                   GROWTH           CONTRAFUND
                                    GROWTH FUND              PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT (11)          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,875)               $(59,744)          $(440,821)
 Net realized gain (loss) on
  security transactions                  (78,632)                438,015           1,001,953
 Net realized gain on
  distributions                               --                  12,646              39,174
 Net unrealized appreciation
  (depreciation) of
  investments during the year            329,461                 416,297          11,499,942
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             228,954                 807,214          12,100,248
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 2,959                  22,244           2,878,011
 Net transfers                          (242,860)               (655,885)          2,571,958
 Surrenders for benefit
  payments and fees                     (158,781)               (260,168)         (5,917,543)
 Net annuity transactions                     --                      --                  --
 Other                                        --                      --                  --
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (398,682)               (893,809)           (467,574)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                            (169,728)                (86,595)         11,632,674
NET ASSETS:
 Beginning of year                     2,210,046               4,141,042          82,127,987
                                    ------------            ------------       -------------
 End of year                          $2,040,318              $4,054,447         $93,760,661
                                    ============            ============       =============

                                                                                      FIDELITY VIP
                                    FIDELITY VIP             FIDELITY VIP           DYNAMIC CAPITAL
                                       MID CAP             VALUE STRATEGIES           APPRECIATION
                                      PORTFOLIO                PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,190,089)               $(102,856)               $(21,180)
 Net realized gain (loss) on
  security transactions                   838,610                  343,793                  74,003
 Net realized gain on
  distributions                           264,730                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          19,435,720                  947,681                 198,796
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           19,348,971                1,188,618                 251,619
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              5,000,083                  149,511                   6,847
 Net transfers                          1,864,092               (1,754,784)                660,967
 Surrenders for benefit
  payments and fees                    (4,479,894)                (343,384)                (67,494)
 Net annuity transactions                      --                       --                      --
 Other                                         --                       --                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,384,281               (1,948,657)                600,320
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           21,733,252                 (760,039)                851,939
NET ASSETS:
 Beginning of year                     72,872,680                6,639,905               1,015,690
                                    -------------            -------------            ------------
 End of year                          $94,605,932               $5,879,866              $1,867,629
                                    =============            =============            ============

(11) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with newly created Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              FRANKLIN
                                    FIDELITY VIP               RISING
                                  STRATEGIC INCOME           DIVIDENDS
                                     PORTFOLIO            SECURITIES FUND
                                  SUB-ACCOUNT (12)          SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $12,948               $(1,060,714)
 Net realized gain (loss) on
  security transactions                    (118)               (7,008,439)
 Net realized gain on
  distributions                           8,044                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (5,069)              129,290,019
                                     ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,805               121,220,866
                                     ----------            --------------
UNIT TRANSACTIONS:
 Purchases                              108,345                 4,648,951
 Net transfers                          241,049                27,139,307
 Surrenders for benefit
  payments and fees                        (652)              (77,847,831)
 Net annuity transactions                    --                    30,987
 Other                                       --                        --
                                     ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     348,742               (46,028,586)
                                     ----------            --------------
 Net increase (decrease) in
  net assets                            364,547                75,192,280
NET ASSETS:
 Beginning of year                           --               689,906,815
                                     ----------            --------------
 End of year                           $364,547              $765,099,095
                                     ==========            ==============

(12) Funded as of February 22, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              FRANKLIN                 FRANKLIN
                                   FRANKLIN                  LARGE CAP                  GLOBAL
                                    INCOME                     GROWTH                 REAL ESTATE
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $107,439,150               $(1,391,973)                $101,288
 Net realized gain (loss) on
  security transactions               1,760,978                (1,946,939)                (242,711)
 Net realized gain on
  distributions                              --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       110,637,885                15,536,142                1,670,622
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        219,838,013                12,197,230                1,529,199
                               ----------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           22,151,239                   858,190                    5,058
 Net transfers                      (21,786,332)               (3,212,781)                  18,606
 Surrenders for benefit
  payments and fees                (249,705,842)              (17,763,241)              (1,310,189)
 Net annuity transactions              (121,688)                  (11,767)                  (1,234)
 Other                                      190                        --                       --
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (249,462,433)              (20,129,599)              (1,287,759)
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets                        (29,624,420)               (7,932,369)                 241,440
NET ASSETS:
 Beginning of year                2,216,727,164               144,387,367                9,000,416
                               ----------------            --------------            -------------
 End of year                     $2,187,102,744              $136,454,998               $9,241,856
                               ================            ==============            =============

                                       FRANKLIN                  FRANKLIN             FRANKLIN
                                    SMALL-MID CAP               SMALL CAP             STRATEGIC
                                        GROWTH                    VALUE                INCOME
                                   SECURITIES FUND           SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(5,236,569)                $(791,239)          $28,750,209
 Net realized gain (loss) on
  security transactions                   (831,378)               (2,331,229)            8,391,037
 Net realized gain on
  distributions                                 --                        --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           72,583,303                19,173,945            47,390,303
                                    --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            66,515,356                16,051,477            84,531,549
                                    --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                               2,467,022                 2,368,401            13,165,762
 Net transfers                          10,411,079                42,730,493            70,043,206
 Surrenders for benefit
  payments and fees                    (37,558,725)               (8,398,520)         (125,826,402)
 Net annuity transactions                   24,408                    22,865                29,838
 Other                                          --                        --                   237
                                    --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (24,656,216)               36,723,239           (42,587,359)
                                    --------------            --------------       ---------------
 Net increase (decrease) in
  net assets                            41,859,140                52,774,716            41,944,190
NET ASSETS:
 Beginning of year                     289,505,463                55,570,910           925,656,939
                                    --------------            --------------       ---------------
 End of year                          $331,364,603              $108,345,626          $967,601,129
                                    ==============            ==============       ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING
                                 MUTUAL SHARES                 MARKETS
                                SECURITIES FUND            SECURITIES FUND
                                  SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(1,960,029)                $(186,532)
 Net realized gain (loss) on
  security transactions              (25,044,050)                7,070,260
 Net realized gain on
  distributions                               --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        134,188,163                22,808,917
                                ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         107,184,084                29,692,645
                                ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                            14,979,750                 2,470,673
 Net transfers                       (29,735,523)                1,108,050
 Surrenders for benefit
  payments and fees                 (145,219,849)              (26,261,744)
 Net annuity transactions                 67,774                   (11,911)
 Other                                        --                        --
                                ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (159,907,848)              (22,694,932)
                                ----------------            --------------
 Net increase (decrease) in
  net assets                         (52,723,764)                6,997,713
NET ASSETS:
 Beginning of year                 1,274,585,592               235,582,011
                                ----------------            --------------
 End of year                      $1,221,861,828              $242,579,724
                                ================            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     TEMPLETON               TEMPLETON              TEMPLETON
                                      FOREIGN              GLOBAL ASSET               GROWTH
                                  SECURITIES FUND         ALLOCATION FUND        SECURITIES FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (13)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $146,127               $249,414             $(2,202,542)
 Net realized gain (loss) on
  security transactions                (6,439,586)            (7,640,707)            (30,006,449)
 Net realized gain on
  distributions                                --                454,059                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          31,390,791              7,129,692              60,443,374
                                   --------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           25,097,332                192,458              28,234,383
                                   --------------          -------------          --------------
UNIT TRANSACTIONS:
 Purchases                              5,563,102                 83,130               6,308,509
 Net transfers                          1,177,584             (8,015,020)            (22,329,419)
 Surrenders for benefit
  payments and fees                   (56,267,576)              (627,888)            (68,189,678)
 Net annuity transactions                 (28,809)                (2,052)                (18,066)
 Other                                         --                     --                      --
                                   --------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (49,555,699)            (8,561,830)            (84,228,654)
                                   --------------          -------------          --------------
 Net increase (decrease) in
  net assets                          (24,458,367)            (8,369,372)            (55,994,271)
NET ASSETS:
 Beginning of year                    464,064,550              8,369,372             634,592,844
                                   --------------          -------------          --------------
 End of year                         $439,606,183                   $ --            $578,598,573
                                   ==============          =============          ==============

                                                             FRANKLIN               FRANKLIN
                                       MUTUAL                FLEX CAP               LARGE CAP
                                  GLOBAL DISCOVERY            GROWTH                  VALUE
                                  SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(2,753,624)             $(961,410)               $33,697
 Net realized gain (loss) on
  security transactions                (4,106,194)              (209,409)               (82,224)
 Net realized gain on
  distributions                                --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          65,200,846              8,212,086              3,060,188
                                   --------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           58,341,028              7,041,267              3,011,661
                                   --------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                              6,969,643                398,657                203,946
 Net transfers                            361,769              2,153,519              3,850,265
 Surrenders for benefit
  payments and fees                   (62,603,169)            (6,121,334)            (2,841,756)
 Net annuity transactions                  74,758                (11,968)                (1,618)
 Other                                        332                     --                     --
                                   --------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (55,196,667)            (3,581,126)             1,210,837
                                   --------------          -------------          -------------
 Net increase (decrease) in
  net assets                            3,144,361              3,460,141              4,222,498
NET ASSETS:
 Beginning of year                    622,592,616             57,258,381             26,397,874
                                   --------------          -------------          -------------
 End of year                         $625,736,977            $60,718,522            $30,620,372
                                   ==============          =============          =============

(13) Effective April 30, 2010 Templeton Global Asset Allocation Fund was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       TEMPLETON            HARTFORD
                                      GLOBAL BOND           ADVISERS
                                    SECURITIES FUND         HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(180,027)            $(4,088)
 Net realized gain (loss) on
  security transactions                      78,545             103,888
 Net realized gain on
  distributions                             310,394                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13,534,727           1,178,047
                                     --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             13,743,639           1,277,847
                                     --------------       -------------
UNIT TRANSACTIONS:
 Purchases                               11,042,453             789,267
 Net transfers                           20,441,647           1,839,067
 Surrenders for benefit
  payments and fees                      (7,680,456)           (814,862)
 Net annuity transactions                        --                  --
 Other                                           --                (250)
                                     --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      23,803,644           1,813,222
                                     --------------       -------------
 Net increase (decrease) in
  net assets                             37,547,283           3,091,069
NET ASSETS:
 Beginning of year                       98,263,968          10,831,382
                                     --------------       -------------
 End of year                           $135,811,251         $13,922,451
                                     ==============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD             HARTFORD
                                   TOTAL               CAPITAL              DIVIDEND
                                RETURN BOND          APPRECIATION          AND GROWTH
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $20,153,372          $(4,825,810)          $2,739,668
 Net realized gain (loss) on
  security transactions               995,188            4,227,570              719,449
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      17,169,107          105,999,633           48,664,020
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       38,317,667          105,401,393           52,123,137
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         52,771,343           42,784,565           31,690,132
 Net transfers                     87,280,917           45,067,542           49,656,607
 Surrenders for benefit
  payments and fees               (46,907,358)         (45,495,513)         (28,658,556)
 Net annuity transactions                (148)                (818)                (151)
 Other                                     --                   --                   --
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                93,144,754           42,355,776           52,688,032
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      131,462,421          147,757,169          104,811,169
NET ASSETS:
 Beginning of year                593,460,287          659,065,133          396,534,660
                               --------------       --------------       --------------
 End of year                     $724,922,708         $806,822,302         $501,345,829
                               ==============       ==============       ==============

                                                                                HARTFORD
                                     HARTFORD               HARTFORD          DISCIPLINED
                                 GLOBAL RESEARCH         GLOBAL GROWTH           EQUITY
                                     HLS FUND               HLS FUND            HLS FUND
                                 SUB-ACCOUNT (14)         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,329)               $(19,737)           $(108,661)
 Net realized gain (loss) on
  security transactions                  4,987                  32,014              282,034
 Net realized gain on
  distributions                             --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           79,736                 157,735           11,594,560
                                    ----------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            82,394                 170,012           11,767,933
                                    ----------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                              74,679                 111,206            7,198,811
 Net transfers                          58,349                 149,607           11,287,558
 Surrenders for benefit
  payments and fees                    (56,137)                (84,667)          (5,186,718)
 Net annuity transactions                   --                      --                   --
 Other                                      --                      --                   --
                                    ----------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     76,891                 176,146           13,299,651
                                    ----------            ------------       --------------
 Net increase (decrease) in
  net assets                           159,285                 346,158           25,067,584
NET ASSETS:
 Beginning of year                     578,301               1,501,314           78,491,692
                                    ----------            ------------       --------------
 End of year                          $737,586              $1,847,472         $103,559,276
                                    ==========            ============       ==============

(14) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          HARTFORD
                                      HARTFORD             GROWTH
                                       GROWTH          OPPORTUNITIES
                                      HLS FUND            HLS FUND
                                  SUB-ACCOUNT (15)      SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(212,966)        $(2,206,480)
 Net realized gain (loss) on
  security transactions                   496,988             759,267
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,340,788          25,902,224
                                    -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,624,810          24,455,011
                                    -------------      --------------
UNIT TRANSACTIONS:
 Purchases                              1,425,644          10,999,270
 Net transfers                          5,097,662          13,627,122
 Surrenders for benefit
  payments and fees                    (1,457,210)         (8,536,912)
 Net annuity transactions                      --                  --
 Other                                         --                  --
                                    -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,066,096          16,089,480
                                    -------------      --------------
 Net increase (decrease) in
  net assets                            8,690,906          40,544,491
NET ASSETS:
 Beginning of year                     15,634,716         133,087,759
                                    -------------      --------------
 End of year                          $24,325,622        $173,632,250
                                    =============      ==============

(15) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            HARTFORD
                                 HARTFORD              HARTFORD           INTERNATIONAL
                                HIGH YIELD              INDEX             OPPORTUNITIES
                                 HLS FUND              HLS FUND             HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT (16)     SUB-ACCOUNT (17)
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(438,828)             $1,325               $(61,447)
 Net realized gain (loss) on
  security transactions              134,561                  19                 49,635
 Net realized gain on
  distributions                           --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,320,151              11,619              3,856,181
                               -------------          ----------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       6,015,884              12,963              3,844,369
                               -------------          ----------          -------------
UNIT TRANSACTIONS:
 Purchases                         6,656,197              89,700              1,684,568
 Net transfers                    17,613,415              14,529              1,940,181
 Surrenders for benefit
  payments and fees               (3,743,851)                 (3)            (1,620,868)
 Net annuity transactions                 --                  --                     --
 Other                                    95                  --                     --
                               -------------          ----------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               20,525,856             104,226              2,003,881
                               -------------          ----------          -------------
 Net increase (decrease) in
  net assets                      26,541,740             117,189              5,848,250
NET ASSETS:
 Beginning of year                33,366,703                  --             28,106,203
                               -------------          ----------          -------------
 End of year                     $59,908,443            $117,189            $33,954,453
                               =============          ==========          =============

                                     HARTFORD
                                   SMALL/MID CAP          HARTFORD                HARTFORD
                                      EQUITY            MONEY MARKET            SMALL COMPANY
                                     HLS FUND             HLS FUND                HLS FUND
                                 SUB-ACCOUNT (18)       SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(86,084)         $(15,653,112)             $(197,835)
 Net realized gain (loss) on
  security transactions                  411,083                    --                482,580
 Net realized gain on
  distributions                               --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,857,223                    --              2,186,182
                                   -------------      ----------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,182,222           (15,653,112)             2,470,927
                                   -------------      ----------------          -------------
UNIT TRANSACTIONS:
 Purchases                               332,836            21,649,359                461,320
 Net transfers                          (203,006)          192,874,079             (1,293,800)
 Surrenders for benefit
  payments and fees                     (420,416)         (467,491,141)              (789,300)
 Net annuity transactions                     --               274,728                     --
 Other                                        --                    --                     --
                                   -------------      ----------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (290,586)         (252,692,975)            (1,621,780)
                                   -------------      ----------------          -------------
 Net increase (decrease) in
  net assets                           1,891,636          (268,346,087)               849,147
NET ASSETS:
 Beginning of year                     9,718,275         1,000,952,621             12,865,101
                                   -------------      ----------------          -------------
 End of year                         $11,609,911          $732,606,534            $13,714,248
                                   =============      ================          =============

(16) Funded as of March 8, 2010.

(17) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(18) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                   SMALLCAP GROWTH              STOCK
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(84,249)               $(10,084)
 Net realized gain (loss) on
  security transactions                    20,517                  29,811
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,688,405                 214,678
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,624,673                 234,405
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                125,715                   1,195
 Net transfers                          2,910,253                (156,957)
 Surrenders for benefit
  payments and fees                      (213,732)               (127,589)
 Net annuity transactions                      --                      --
 Other                                         --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,822,236                (283,351)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            4,446,909                 (48,946)
NET ASSETS:
 Beginning of year                      3,723,172               2,244,934
                                     ------------            ------------
 End of year                           $8,170,081              $2,195,988
                                     ============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                   U.S. GOVERNMENT             HARTFORD              AMERICAN FUNDS
                                     SECURITIES                  VALUE              ASSET ALLOCATION
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (19)(20)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,619,753                  $21,464                  $32,788
 Net realized gain (loss) on
  security transactions                   (55,947)               1,931,773                  327,008
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (518,050)                 668,972                3,598,634
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,045,756                2,622,209                3,958,430
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,522,217                1,325,166                1,371,267
 Net transfers                          5,740,551                1,229,270                4,133,460
 Surrenders for benefit
  payments and fees                    (4,173,190)              (1,068,364)              (2,171,368)
 Net annuity transactions                      --                       --                     (332)
 Other                                         --                       --                       --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,089,578                1,486,072                3,333,027
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            4,135,334                4,108,281                7,291,457
NET ASSETS:
 Beginning of year                     43,863,750               19,533,865               38,878,300
                                    -------------            -------------            -------------
 End of year                          $47,999,084              $23,642,146              $46,169,757
                                    =============            =============            =============

                                   AMERICAN FUNDS
                                      BLUE CHIP
                                     INCOME AND              AMERICAN FUNDS           AMERICAN FUNDS
                                       GROWTH                     BOND                  GLOBAL BOND
                                      HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $300,130                $1,123,277                $(202,713)
 Net realized gain (loss) on
  security transactions                   496,529                   247,484                   67,363
 Net realized gain on
  distributions                                --                        --                   26,995
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,690,832                 5,544,727                1,102,223
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,487,491                 6,915,488                  993,868
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,031,281                 9,824,843                1,144,352
 Net transfers                          1,774,218                11,938,903                  499,963
 Surrenders for benefit
  payments and fees                    (1,326,819)              (10,411,588)              (2,475,618)
 Net annuity transactions                      --                    (2,569)                      --
 Other                                         --                        --                       --
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,478,680                11,349,589                 (831,303)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                            3,966,171                18,265,077                  162,565
NET ASSETS:
 Beginning of year                     23,912,534               148,368,692               33,795,357
                                    -------------            --------------            -------------
 End of year                          $27,878,705              $166,633,769              $33,957,922
                                    =============            ==============            =============

(19) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(20) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL GROWTH           AMERICAN FUNDS
                                      AND INCOME              GLOBAL GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $148,869                $(217,910)
 Net realized gain (loss) on
  security transactions                  1,173,874                  252,003
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,959,384                2,529,093
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,282,127                2,563,186
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               1,597,087                  989,465
 Net transfers                          (2,069,313)                 548,728
 Surrenders for benefit
  payments and fees                     (4,209,150)              (1,137,924)
 Net annuity transactions                     (399)                      --
 Other                                          --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,681,775)                 400,269
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             1,600,352                2,963,455
NET ASSETS:
 Beginning of year                      75,088,531               26,727,214
                                     -------------            -------------
 End of year                           $76,688,883              $29,690,669
                                     =============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL             AMERICAN FUNDS            AMERICAN FUNDS
                                   CAPITALIZATION                GROWTH                GROWTH-INCOME
                                      HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(886,816)              $(2,998,384)                $(493,576)
 Net realized gain (loss) on
  security transactions                   879,574                 1,963,001                   636,760
 Net realized gain on
  distributions                                --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,528,921                43,095,108                12,844,348
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,521,679                42,059,725                12,987,532
                                    -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              3,591,811                13,876,459                 6,116,413
 Net transfers                         (1,289,991)                5,952,406                 1,814,052
 Surrenders for benefit
  payments and fees                    (3,176,244)              (15,700,368)               (8,536,472)
 Net annuity transactions                    (968)                   (2,763)                   (2,781)
 Other                                         --                        95                        --
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (875,392)                4,125,829                  (608,788)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets                            9,646,287                46,185,554                12,378,744
NET ASSETS:
 Beginning of year                     53,538,564               248,475,238               139,993,210
                                    -------------            --------------            --------------
 End of year                          $63,184,851              $294,660,792              $152,371,954
                                    =============            ==============            ==============


                                    AMERICAN FUNDS           AMERICAN FUNDS           LORD ABBETT
                                    INTERNATIONAL               NEW WORLD             FUNDAMENTAL
                                       HLS FUND                 HLS FUND              EQUITY FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT (21)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,065,622)               $(387,734)                 $(67)
 Net realized gain (loss) on
  security transactions                    877,091                  222,063                   615
 Net realized gain on
  distributions                            596,098                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           10,447,933                8,108,779                37,290
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,855,500                7,943,108                37,838
                                    --------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              12,058,076                3,123,769               188,643
 Net transfers                          17,264,638                2,674,614                73,269
 Surrenders for benefit
  payments and fees                     (9,838,971)              (2,699,689)                   --
 Net annuity transactions                   (1,411)                      --                    --
 Other                                          --                       --                    59
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     19,482,332                3,098,694               261,971
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets                            30,337,832               11,041,802               299,809
NET ASSETS:
 Beginning of year                     165,985,999               51,022,990                 7,609
                                    --------------            -------------            ----------
 End of year                          $196,323,831              $62,064,792              $307,418
                                    ==============            =============            ==========

(21) Formerly Lord Abbett All Value Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      LORD ABBETT              LORD ABBETT
                                   CAPITAL STRUCTURE         BOND-DEBENTURE
                                         FUND                     FUND
                                   SUB-ACCOUNT (22)            SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $196,476               $3,359,122
 Net realized gain (loss) on
  security transactions                     47,935                  228,896
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,368,348                3,971,013
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,612,759                7,559,031
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 813,273                1,528,743
 Net transfers                           1,374,526                3,266,432
 Surrenders for benefit
  payments and fees                       (722,211)              (6,946,791)
 Net annuity transactions                       --                       --
 Other                                        (250)                      --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,465,338               (2,151,616)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             3,078,097                5,407,415
NET ASSETS:
 Beginning of year                      10,848,407               73,176,274
                                     -------------            -------------
 End of year                           $13,926,504              $78,583,689
                                     =============            =============

(22) Formerly Lord Abbett America's Value Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                LORD ABBETT
                                 GROWTH &
                                  INCOME             MFS CORE           MFS GROWTH
                                   FUND            EQUITY SERIES          SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(121,445)          $(122,367)          $(872,820)
 Net realized gain (loss) on
  security transactions               25,917            (799,022)         (1,040,083)
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,112,576           3,910,368           8,647,251
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,017,048           2,988,979           6,734,348
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                           245,296             252,676             878,588
 Net transfers                     1,357,174            (355,751)          2,271,184
 Surrenders for benefit
  payments and fees                 (651,333)         (3,524,111)         (7,873,666)
 Net annuity transactions                 --               7,968              24,485
 Other                                    --                  --                  --
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  951,137          (3,619,218)         (4,699,409)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                       2,968,185            (630,239)          2,034,939
NET ASSETS:
 Beginning of year                12,347,559          22,258,659          54,840,968
                               -------------       -------------       -------------
 End of year                     $15,315,744         $21,628,420         $56,875,907
                               =============       =============       =============


                                                                        MFS INVESTORS
                                MFS GLOBAL            MFS HIGH              GROWTH
                               EQUITY SERIES       INCOME SERIES         STOCK SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(181,224)         $13,703,300            $(677,390)
 Net realized gain (loss) on
  security transactions             (139,425)           2,863,222             (276,402)
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,501,014           12,340,036            5,798,348
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,180,365           28,906,558            4,844,556
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           201,383            1,489,692              359,358
 Net transfers                        10,718           29,008,814           (4,399,129)
 Surrenders for benefit
  payments and fees               (2,983,987)         (37,923,465)          (8,818,615)
 Net annuity transactions             (5,419)             (56,494)              77,599
 Other                                    --                   --                   --
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,777,305)          (7,481,453)         (12,780,787)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                        (596,940)          21,425,105           (7,936,231)
NET ASSETS:
 Beginning of year                24,208,687          242,007,067           59,297,756
                               -------------       --------------       --------------
 End of year                     $23,611,747         $263,432,172          $51,361,525
                               =============       ==============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                MFS INVESTORS        MFS MID CAP
                                 TRUST SERIES       GROWTH SERIES
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(2,204,274)        $(1,733,966)
 Net realized gain (loss) on
  security transactions             (2,752,586)           (927,387)
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       36,230,905          24,915,815
                                --------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        31,274,045          22,254,462
                                --------------      --------------
UNIT TRANSACTIONS:
 Purchases                           2,606,058             797,166
 Net transfers                      (7,151,516)         14,967,886
 Surrenders for benefit
  payments and fees                (44,722,263)        (12,917,404)
 Net annuity transactions               15,881              (7,940)
 Other                                      --                  --
                                --------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (49,251,840)          2,839,708
                                --------------      --------------
 Net increase (decrease) in
  net assets                       (17,977,795)         25,094,170
NET ASSETS:
 Beginning of year                 373,439,008          83,348,406
                                --------------      --------------
 End of year                      $355,461,213        $108,442,576
                                ==============      ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      MFS NEW             MFS TOTAL            MFS VALUE
                                  DISCOVERY SERIES      RETURN SERIES            SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(4,573,608)          $11,075,673           $(758,953)
 Net realized gain (loss) on
  security transactions                (2,347,360)          (18,436,544)         (2,574,740)
 Net realized gain on
  distributions                                --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          78,918,174            88,482,804          37,261,215
                                   --------------      ----------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           71,997,206            81,121,933          33,927,522
                                   --------------      ----------------      --------------
UNIT TRANSACTIONS:
 Purchases                              1,967,554             9,128,175          10,488,948
 Net transfers                        (13,542,581)            1,776,593          20,577,206
 Surrenders for benefit
  payments and fees                   (31,833,466)         (142,064,263)        (35,999,959)
 Net annuity transactions                 (24,277)              127,737               6,216
 Other                                         --                  (250)                 --
                                   --------------      ----------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (43,432,770)         (131,032,008)         (4,927,589)
                                   --------------      ----------------      --------------
 Net increase (decrease) in
  net assets                           28,564,436           (49,910,075)         28,999,933
NET ASSETS:
 Beginning of year                    251,682,405         1,108,001,544         349,973,875
                                   --------------      ----------------      --------------
 End of year                         $280,246,841        $1,058,091,469        $378,973,808
                                   ==============      ================      ==============

                                MFS RESEARCH           MFS RESEARCH           MFS RESEARCH
                                BOND SERIES        INTERNATIONAL SERIES          SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $3,322,567               $(83,930)             $(122,410)
 Net realized gain (loss) on
  security transactions               881,242             (1,748,773)               131,652
 Net realized gain on
  distributions                       909,571                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      10,363,816              6,254,773              4,314,386
                               --------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       15,477,196              4,422,070              4,323,628
                               --------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                         18,151,007                473,579                403,713
 Net transfers                     84,239,184               (882,617)               192,578
 Surrenders for benefit
  payments and fees               (39,748,638)            (6,391,848)            (4,266,625)
 Net annuity transactions              21,843                     --                     --
 Other                                     --                     --                     --
                               --------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                62,663,396             (6,800,886)            (3,670,334)
                               --------------          -------------          -------------
 Net increase (decrease) in
  net assets                       78,140,592             (2,378,816)               653,294
NET ASSETS:
 Beginning of year                254,666,493             57,768,376             34,627,175
                               --------------          -------------          -------------
 End of year                     $332,807,085            $55,389,560            $35,280,469
                               ==============          =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         BLACKROCK                 BLACKROCK
                                          GLOBAL                   LARGE CAP
                                  OPPORTUNITIES V.I. FUND       GROWTH V.I. FUND
                                     SUB-ACCOUNT (23)             SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(9,844)                   $(9,784)
 Net realized gain (loss) on
  security transactions                      12,298                     23,994
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                60,365                    143,004
                                        -----------               ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 62,819                    157,214
                                        -----------               ------------
UNIT TRANSACTIONS:
 Purchases                                       10                         10
 Net transfers                              (95,049)                   (24,723)
 Surrenders for benefit
  payments and fees                        (100,995)                  (104,452)
 Net annuity transactions                        --                         --
 Other                                           --                         --
                                        -----------               ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (196,034)                  (129,165)
                                        -----------               ------------
 Net increase (decrease) in
  net assets                               (133,215)                    28,049
NET ASSETS:
 Beginning of year                          891,650                  1,221,554
                                        -----------               ------------
 End of year                               $758,435                 $1,249,603
                                        ===========               ============

(23) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO                                      INVESCO
                                VAN KAMPEN V. I.        UIF MID CAP         VAN KAMPEN V. I.
                                 INTERNATIONAL            GROWTH                 MID CAP
                                 GROWTH EQUITY           PORTFOLIO             VALUE FUND
                                SUB-ACCOUNT (24)     SUB-ACCOUNT (25)       SUB-ACCOUNT (26)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,546)             $(377,479)              $(88,612)
 Net realized gain (loss) on
  security transactions                (1,601)             1,263,252                334,630
 Net realized gain on
  distributions                            --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          33,177              6,305,699              2,784,756
                                   ----------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           30,030              7,191,472              3,030,774
                                   ----------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 --                661,955                525,462
 Net transfers                         67,360             (1,494,687)              (281,605)
 Surrenders for benefit
  payments and fees                   (10,234)            (1,827,750)              (925,288)
 Net annuity transactions                  --                     --                     --
 Other                                     --                     --                     --
                                   ----------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    57,126             (2,660,482)              (681,431)
                                   ----------          -------------          -------------
 Net increase (decrease) in
  net assets                           87,156              4,530,990              2,349,343
NET ASSETS:
 Beginning of year                    409,278             25,455,912             14,588,118
                                   ----------          -------------          -------------
 End of year                         $496,434            $29,986,902            $16,937,461
                                   ==========          =============          =============

                                                      MORGAN STANLEY --    MORGAN STANLEY --
                                MORGAN STANLEY --          CAPITAL              MID CAP
                                   FOCUS GROWTH         OPPORTUNITIES            GROWTH
                                    PORTFOLIO             PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(17,093)             $(52,569)           $(12,930)
 Net realized gain (loss) on
  security transactions                  30,970                 7,263               5,578
 Net realized gain on
  distributions                              --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           225,558               756,396             210,401
                                   ------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            239,435               711,090             203,049
                                   ------------          ------------          ----------
UNIT TRANSACTIONS:
 Purchases                                7,000                18,865                 315
 Net transfers                            5,586              (301,623)            (56,156)
 Surrenders for benefit
  payments and fees                     (37,391)             (230,618)            (34,816)
 Net annuity transactions                    --                    --                  --
 Other                                       --                    --                  --
                                   ------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (24,805)             (513,376)            (90,657)
                                   ------------          ------------          ----------
 Net increase (decrease) in
  net assets                            214,630               197,714             112,392
NET ASSETS:
 Beginning of year                      935,934             3,200,877             734,230
                                   ------------          ------------          ----------
 End of year                         $1,150,564            $3,398,591            $846,622
                                   ============          ============          ==========

(24) Formerly Van Kampen -- UIF International Growth Equity Portfolio. Change effective June 1, 2010.

(25) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(26) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        INVESCO V.I. SELECT
                                  MORGAN STANLEY --          DIMENSIONS
                                   FLEXIBLE INCOME            DIVIDEND
                                      PORTFOLIO           GROWTH PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT (27)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $33,417                  $(473)
 Net realized gain (loss) on
  security transactions                    8,031                 (5,544)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             13,497                 21,783
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              54,945                 15,766
                                      ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                     4                     --
 Net transfers                           (53,963)               (17,648)
 Surrenders for benefit
  payments and fees                      (24,376)                (5,828)
 Net annuity transactions                     --                     --
 Other                                        --                     --
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (78,335)               (23,476)
                                      ----------             ----------
 Net increase (decrease) in
  net assets                             (23,390)                (7,710)
NET ASSETS:
 Beginning of year                       803,795                199,849
                                      ----------             ----------
 End of year                            $780,405               $192,139
                                      ==========             ==========

(27) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                      CAPITAL                OPPENHEIMER             OPPENHEIMER
                                    APPRECIATION          GLOBAL SECURITIES          MAIN STREET
                                      FUND/VA                  FUND/VA                 FUND/VA
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(45,713)                $(93,776)               $(14,683)
 Net realized gain (loss) on
  security transactions                   86,584                  707,620                  76,705
 Net realized gain on
  distributions                               --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            136,581                3,359,537                 230,485
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             177,452                3,973,381                 292,507
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                31,268                  476,163                 192,591
 Net transfers                          (238,320)                (387,722)                 58,090
 Surrenders for benefit
  payments and fees                     (153,204)              (2,128,369)               (180,317)
 Net annuity transactions                     --                       --                      --
 Other                                        --                       --                      --
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (360,256)              (2,039,928)                 70,364
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (182,804)               1,933,453                 362,871
NET ASSETS:
 Beginning of year                     2,983,346               30,069,311               2,174,143
                                    ------------            -------------            ------------
 End of year                          $2,800,542              $32,002,764              $2,537,014
                                    ============            =============            ============

                                OPPENHEIMER
                                MAIN STREET             OPPENHEIMER          PUTNAM VT
                                 SMALL CAP                 VALUE            DIVERSIFIED
                                  FUND/VA                 FUND/VA           INCOME FUND
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(343,644)                $(9,515)         $13,602,268
 Net realized gain (loss) on
  security transactions              601,935                  86,971              517,195
 Net realized gain on
  distributions                           --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      5,799,114                  86,982           (3,184,933)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       6,057,405                 164,438           10,934,530
                               -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                           426,784                  31,462            2,165,087
 Net transfers                    (1,048,689)               (408,257)            (797,196)
 Surrenders for benefit
  payments and fees               (1,890,308)               (196,518)          (6,823,147)
 Net annuity transactions                 --                      --                   --
 Other                                    --                      --                   --
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,512,213)               (573,313)          (5,455,256)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets                       3,545,192                (408,875)           5,479,274
NET ASSETS:
 Beginning of year                29,411,750               1,798,331          101,820,907
                               -------------            ------------       --------------
 End of year                     $32,956,942              $1,389,456         $107,300,181
                               =============            ============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      PUTNAM VT               PUTNAM VT
                                     GLOBAL ASSET           INTERNATIONAL
                                   ALLOCATION FUND            VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (28)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $278,966                 $25,336
 Net realized gain (loss) on
  security transactions                       788                  44,096
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             583,397                  10,044
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              863,151                  79,476
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                116,209                  51,916
 Net transfers                            170,035                     688
 Surrenders for benefit
  payments and fees                      (237,153)               (117,051)
 Net annuity transactions                      --                      --
 Other                                         --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        49,091                 (64,447)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              912,242                  15,029
NET ASSETS:
 Beginning of year                      6,730,516               1,399,090
                                     ------------            ------------
 End of year                           $7,642,758              $1,414,119
                                     ============            ============

(28) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT                                      PUTNAM VT
                                   INTERNATIONAL             PUTNAM VT              SMALL CAP
                                    EQUITY FUND           INVESTORS FUND            VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (29)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $25,899                   $27                 $(28,086)
 Net realized gain (loss) on
  security transactions                    5,187                   296                    1,380
 Net realized gain on
  distributions                               --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             69,502                 5,571                  425,752
                                    ------------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             100,588                 5,894                  399,046
                                    ------------             ---------             ------------
UNIT TRANSACTIONS:
 Purchases                                35,472                 5,032                   39,563
 Net transfers                             4,166                42,214                  396,202
 Surrenders for benefit
  payments and fees                     (240,715)                 (499)                (162,511)
 Net annuity transactions                     --                    --                       --
 Other                                        --                    --                       --
                                    ------------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (201,077)               46,747                  273,254
                                    ------------             ---------             ------------
 Net increase (decrease) in
  net assets                            (100,489)               52,641                  672,300
NET ASSETS:
 Beginning of year                     1,630,606                    --                1,560,968
                                    ------------             ---------             ------------
 End of year                          $1,530,117               $52,641               $2,233,268
                                    ============             =========             ============

                                                          PUTNAM VT           JENNISON 20/20
                                    PUTNAM VT               EQUITY                FOCUS
                                   VOYAGER FUND          INCOME FUND            PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $788                  $275               $(8,717)
 Net realized gain (loss) on
  security transactions                  1,089                   527                 1,940
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           55,217                37,809                34,009
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            57,094                38,611                27,232
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             342,816               177,710                    84
 Net transfers                         118,173               279,804                18,520
 Surrenders for benefit
  payments and fees                     (8,971)               (7,660)              (26,921)
 Net annuity transactions                   --                    --                    --
 Other                                      --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    452,018               449,854                (8,317)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           509,112               488,465                18,915
NET ASSETS:
 Beginning of year                       4,805                   854               504,354
                                    ----------            ----------            ----------
 End of year                          $513,917              $489,319              $523,269
                                    ==========            ==========            ==========

(29) Funded as of March 3, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           PRUDENTIAL
                                      JENNISON               VALUE
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,131)              $(4,321)
 Net realized gain (loss) on
  security transactions                    (881)                  112
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,362                37,414
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,350                33,205
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    84
 Net transfers                             (312)                   --
 Surrenders for benefit
  payments and fees                     (19,420)                 (503)
 Net annuity transactions                    --                    --
 Other                                       --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (19,732)                 (419)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (11,382)               32,786
NET ASSETS:
 Beginning of year                      118,032               292,267
                                     ----------            ----------
 End of year                           $106,650              $325,053
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                                       WELLS FARGO
                                  VAN KAMPEN V. I.             INVESCO               ADVANTAGE VT
                                     GROWTH AND            VAN KAMPEN V. I.          INDEX ASSET
                                     INCOME FUND            COMSTOCK FUND          ALLOCATION FUND
                                  SUB-ACCOUNT (30)         SUB-ACCOUNT (31)        SUB-ACCOUNT (32)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(561,566)               $(45,503)                $(2,046)
 Net realized gain (loss) on
  security transactions                   322,113                 (56,388)                (13,321)
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,120,481                 477,380                 123,680
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,881,028                 375,489                 108,313
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,012,496                     578                      --
 Net transfers                          2,734,378                 (31,967)                  1,272
 Surrenders for benefit
  payments and fees                    (3,584,236)               (149,935)                (96,837)
 Net annuity transactions                      --                      --                      --
 Other                                         --                      --                      --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       162,638                (181,324)                (95,565)
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                            6,043,666                 194,165                  12,748
NET ASSETS:
 Beginning of year                     49,876,282               2,910,971               1,046,224
                                    -------------            ------------            ------------
 End of year                          $55,919,948              $3,105,136              $1,058,972
                                    =============            ============            ============

                                     WELLS FARGO              WELLS FARGO
                                    ADVANTAGE VT              ADVANTAGE VT
                                    TOTAL RETURN               INTRINSIC
                                      BOND FUND                VALUE FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (33)(34)
-----------------------------  -------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $107,920                 $(32,257)
 Net realized gain (loss) on
  security transactions                     1,625                 (199,550)
 Net realized gain on
  distributions                           205,496                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              36,996                  601,652
                                    -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              352,037                  369,845
                                    -------------             ------------
UNIT TRANSACTIONS:
 Purchases                                 19,147                    1,577
 Net transfers                           (199,878)                 (50,138)
 Surrenders for benefit
  payments and fees                      (871,025)                (325,867)
 Net annuity transactions                      --                       --
 Other                                         --                       --
                                    -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,051,756)                (374,428)
                                    -------------             ------------
 Net increase (decrease) in
  net assets                             (699,719)                  (4,583)
NET ASSETS:
 Beginning of year                      7,296,678                3,423,848
                                    -------------             ------------
 End of year                           $6,596,959               $3,419,265
                                    =============             ============

(30) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(31) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(32) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(33) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

(34) Effective July 16, 2010 Wells Fargo Advantage VT Equity Income Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     WELLS FARGO              WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                    INTERNATIONAL                MONEY
                                     EQUITY FUND              MARKET FUND
                                   SUB-ACCOUNT (35)        SUB-ACCOUNT (36)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(20,087)                $(26,101)
 Net realized gain (loss) on
  security transactions                (1,176,469)                      --
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,428,875                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              232,319                  (26,101)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  1,607                       --
 Net transfers                            (76,079)              (4,037,048)
 Surrenders for benefit
  payments and fees                      (127,581)                (279,274)
 Net annuity transactions                      --                       --
 Other                                         --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (202,053)              (4,316,322)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                               30,266               (4,342,423)
NET ASSETS:
 Beginning of year                      1,856,144                4,342,423
                                     ------------            -------------
 End of year                           $1,886,410                     $ --
                                     ============            =============

(35) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(36) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO                                    WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO            ADVANTAGE VT
                                     SMALL CAP              ADVANTAGE VT            SMALL CAP
                                    GROWTH FUND            DISCOVERY FUND           VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (37)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(56,429)               $(28,651)              $(1,685)
 Net realized gain (loss) on
  security transactions                  (51,646)                 17,915                (5,648)
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            767,139                 448,581                91,361
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             659,064                 437,845                84,028
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 4,323                  10,151                 4,035
 Net transfers                          (142,803)                268,821                22,810
 Surrenders for benefit
  payments and fees                     (295,774)                (98,684)              (89,681)
 Net annuity transactions                     --                      --                    --
 Other                                        --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (434,254)                180,288               (62,836)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             224,810                 618,133                21,192
NET ASSETS:
 Beginning of year                     3,049,986               1,272,221               566,482
                                    ------------            ------------            ----------
 End of year                          $3,274,796              $1,890,354              $587,674
                                    ============            ============            ==========

                                                          WELLS FARGO
                                   WELLS FARGO           ADVANTAGE VT
                                   ADVANTAGE VT              CORE
                                 OPPORTUNITY FUND         EQUITY FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (38)
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,106)                $(506)
 Net realized gain (loss) on
  security transactions                   (874)               (6,716)
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           45,585                11,836
                                    ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            42,605                 4,614
                                    ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                  --                    --
 Net transfers                         131,795                    --
 Surrenders for benefit
  payments and fees                    (14,458)               (5,929)
 Net annuity transactions                   --                    --
 Other                                      --                    --
                                    ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    117,337                (5,929)
                                    ----------             ---------
 Net increase (decrease) in
  net assets                           159,942                (1,315)
NET ASSETS:
 Beginning of year                     147,847                54,331
                                    ----------             ---------
 End of year                          $307,789               $53,016
                                    ==========             =========

(37) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

(38) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with newly created Wells Fargo Advantage VT Core Equity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century VP Value Fund, American Century VP Growth Fund, AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Basic Value Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. International Growth Fund (merged with Invesco Van Kampen V. I. International Growth Equity Fund), Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Capital Development Fund, Invesco V.I. Balanced Risk Allocation Fund (merged with Invesco V.I. Global Multi-Asset Fund), Invesco V.I. Dividend Growth Fund (merged with Invesco V.I. Select Dimensions Dividend Growth Portfolio), American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Hartford Portfolio Diversifier HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Capital Structure Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS Core Equity Series, MFS Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. Mid Cap Value Fund, Morgan Stanley Focus Growth Portfolio, Morgan Stanley Multi Cap Growth Portfolio (formerly Morgan Stanley -- Capital Opportunities Portfolio), Morgan Stanley Mid Cap Growth Portfolio, Morgan Stanley Flexible Income Portfolio, BlackRock Capital Appreciation V.I. Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA (formerly Oppenheimer Main Street Small Cap Fund/VA), Oppenheimer Value Fund/VA,

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    Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO EqS Pathfinder Fund, PIMCO Global Multi-Asset Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Capital Growth Fund (merged with Invesco V.I. Large Cap Growth Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund and Wells Fargo Advantage VT Opportunity Fund (merged with Wells Fargo Advantage VT Core Equity Fund).

    During 2010 the following Sub-Accounts were liquidated: Templeton Global Asset Allocation Fund, and Wells Fargo Advantage VT Money Market Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) SUBSEQUENT EVENTS -- On March 21, 2012, Hartford Financial Services Group, Inc. ("HFSG"), the ultimate parent of the Sponsor Company, announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses. As a result, HFSG will cease selling its individual annuity products effective April 27, 2012. In addition, HFSG is pursuing sales or other strategic alternatives for its individual life, Woodbury Financial Services and retirement plans businesses.

       Management has evaluated events subsequent to December 31, 2011 and through the financial statement issuance date of April 13, 2012, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

       f) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined according to certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

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       g) FAIR VALUE MEASUREMENTS -- The Sub-Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2011. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2011, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2011.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2011. The 2007 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       i) ADOPTION OF NEW ACCOUNTING STANDARDS -- In May 2011, the Financial Accounting Standards Board issued a standard clarifying how to measure fair value in order to ensure that fair value has the same meaning in U.S. GAAP and in International Financial Reporting Standards and that their respective fair value measurement and disclosure requirements are the same (except for minor differences in wording and style). This standard will be effective for the Account beginning January 1, 2012. Management is currently evaluating the impact of this guidance on the Account's financial statements for the year ended December 31, 2012.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, described as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.55% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGE -- If applicable, the Sponsor Company will make deductions of a maximum rate of 3.5% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be deducted, by the Sponsor Company, from the Sub-Account's net assets each contract year. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

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       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

       f) DISTRIBUTION CHARGE -- A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to 0.0% after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.   PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century VP Value Fund                        $1,269,456         $95,182
American Century VP Growth Fund                            1,007              --
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             6,615,209       8,176,530
AllianceBernstein VPS International Value
 Portfolio                                             9,094,027       6,480,701
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                             6,759,144      10,731,047
AllianceBernstein VPS Value Portfolio                    601,919         444,150
AllianceBernstein VPS International Growth
 Portfolio                                             1,211,628       1,621,402
Invesco V.I. Basic Value Fund                          9,208,990      35,353,942
Invesco V.I. Capital Appreciation Fund                 5,530,758      16,761,772
Invesco V.I. Core Equity Fund                         28,718,232      76,616,775
Invesco V.I. Government Securities Fund              165,030,720     279,590,556
Invesco V.I. International Growth Fund*               30,849,252      50,935,471
Invesco V.I. Mid Cap Core Equity Fund                 31,613,965      78,355,315
Invesco V.I. Small Cap Equity Fund                    77,730,906      93,570,807
Invesco V.I. Capital Development Fund                 61,923,846      42,415,672
Invesco V.I. Balanced Risk Allocation Fund*           24,953,362      20,973,730
Invesco V.I. Dividend Growth Fund*                       223,413         255,932
American Century VP Mid Cap Value Fund                   100,605           4,820
American Funds Global Bond Fund                       94,142,374     104,363,044
American Funds Global Growth and Income Fund          32,258,335     114,962,923
American Funds Asset Allocation Fund                  64,402,847     264,282,295
American Funds Blue Chip Income and Growth Fund       41,686,407     170,401,234
American Funds Bond Fund                             130,861,378     313,278,376
American Funds Global Growth Fund                     26,871,394     119,611,689
American Funds Growth Fund                            85,403,206     617,101,007
American Funds Growth-Income Fund                     93,158,916     547,849,752
American Funds International Fund                     50,140,139     173,565,706
American Funds New World Fund                         30,425,955     125,730,163
American Funds Global Small Capitalization Fund       26,808,679     114,892,514
Wells Fargo Advantage VT Omega Growth Fund               177,244         547,871
Fidelity VIP Growth Portfolio                          8,166,120       3,665,515
Fidelity VIP Contrafund Portfolio                     14,907,362      19,029,373
Fidelity VIP Mid Cap Portfolio                        14,658,511      18,916,754
Fidelity VIP Value Strategies Portfolio                1,885,485       3,232,499

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

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                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                            $1,579,589      $1,741,973
Fidelity VIP Strategic Income Portfolio                1,115,189         372,522
Franklin Rising Dividends Securities Fund             88,004,600     167,198,661
Franklin Income Securities Fund                      238,137,820     446,278,670
Franklin Large Cap Growth Securities Fund             13,680,032      37,010,300
Franklin Global Real Estate Securities Fund            1,126,429       1,902,607
Franklin Small-Mid Cap Growth Securities Fund         56,059,574     132,332,695
Franklin Small Cap Value Securities Fund              29,876,608      59,117,031
Franklin Strategic Income Securities Fund            171,243,111     239,984,608
Mutual Shares Securities Fund                         62,661,585     245,916,823
Templeton Developing Markets Securities Fund          35,478,336      92,297,706
Templeton Foreign Securities Fund                     57,380,924     116,491,890
Templeton Growth Securities Fund                      32,343,215     127,520,707
Mutual Global Discovery Securities Fund               70,419,255     144,965,736
Franklin Flex Cap Growth Securities Fund              17,634,652      21,128,097
Franklin Large Cap Value Securities Fund               9,537,536      12,122,268
Templeton Global Bond Securities Fund                 37,661,543      27,773,532
Hartford Advisers HLS Fund                             5,546,882       3,723,080
Hartford Total Return Bond HLS Fund                  101,915,629     163,302,375
Hartford Capital Appreciation HLS Fund                87,117,977     120,652,910
Hartford Dividend and Growth HLS Fund                 46,421,318      66,469,827
Hartford Global Research HLS Fund                        432,434         241,698
Hartford Global Growth HLS Fund                          888,363         584,492
Hartford Disciplined Equity HLS Fund                   9,869,844      17,021,426
Hartford Growth HLS Fund                              12,054,988      10,654,750
Hartford Growth Opportunities HLS Fund                16,921,041      31,968,370
Hartford High Yield HLS Fund                          37,125,586      37,634,035
Hartford Index HLS Fund                                1,068,869         193,946
Hartford International Opportunities HLS Fund          7,905,354       6,205,072
Hartford Small/Mid Cap Equity HLS Fund                 4,484,144       5,367,691
Hartford Money Market HLS Fund                       759,310,319     779,138,083
Hartford Small Company HLS Fund                        9,390,171       9,532,383
Hartford SmallCap Growth HLS Fund                     13,776,185      11,244,013
Hartford Stock HLS Fund                                  487,156         836,696
Hartford U.S. Government Securities HLS Fund          28,306,229      24,430,798
Hartford Value HLS Fund                                3,680,783       3,986,454
American Funds Asset Allocation HLS Fund              12,113,261       7,006,809
American Funds Blue Chip Income and Growth HLS
 Fund                                                  5,410,943       6,371,109
American Funds Bond HLS Fund                          34,345,605      45,471,454
American Funds Global Bond HLS Fund                   13,836,424       8,385,693
American Funds Global Growth and Income HLS
 Fund                                                  5,924,478      10,984,520
American Funds Global Growth HLS Fund                  4,269,751       5,758,055
American Funds Global Small Capitalization HLS
 Fund                                                  8,735,827      13,635,175
American Funds Growth HLS Fund                        25,930,677      47,814,116
American Funds Growth-Income HLS Fund                 11,706,001      22,024,165
American Funds International HLS Fund                 30,481,689      26,373,380
American Funds New World HLS Fund                      8,850,921      17,779,834
Hartford Portfolio Diversifier HLS Fund               39,157,249         924,488
Lord Abbett Fundamental Equity Fund                    3,262,758         214,146

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                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Lord Abbett Capital Structure Fund                    $4,777,481      $2,785,526
Lord Abbett Bond Debenture Fund                       19,753,579      18,843,510
Lord Abbett Growth and Income Fund                     1,872,569       3,470,664
MFS Core Equity Series                                 2,365,395       5,469,471
MFS Growth Series                                     40,520,230      37,733,156
MFS Global Equity Series                               6,387,806       8,356,741
MFS High Income Series                                97,858,384     133,360,914
MFS Investors Growth Stock Series                     19,831,709      21,522,411
MFS Investors Trust Series                            23,152,685      86,404,290
MFS Mid Cap Growth Series                             13,406,157      54,154,042
MFS New Discovery Series                             117,700,079     136,804,582
MFS Total Return Series                               72,749,198     225,746,925
MFS Value Series                                      48,499,180      79,037,015
MFS Research Bond Series                             140,208,497     145,092,795
MFS Research International Series                      8,834,538      13,094,963
MFS Research Series                                   14,665,960      16,282,628
BlackRock Global Allocation V.I. Fund                    618,516           2,268
BlackRock Global Opportunities V.I. Fund                  34,205         269,644
BlackRock Large Cap Growth V.I. Fund                     296,037         436,876
BlackRock Equity Dividend V.I. Fund                    1,738,830          41,076
UIF Mid Cap Growth Portfolio                           8,802,616      10,595,026
Invesco Van Kampen V.I. Mid Cap Value Fund             3,633,876       4,518,222
Morgan Stanley Focus Growth Portfolio                  1,231,531       1,218,113
Morgan Stanley Multi Cap Growth Portfolio*               140,242         929,778
Morgan Stanley Mid Cap Growth Portfolio                1,317,668       1,211,909
Morgan Stanley Flexible Income Portfolio                 327,947         216,142
BlackRock Capital Appreciation V.I. Fund               1,586,302          19,764
Oppenheimer Capital Appreciation Fund/VA                 288,922         435,583
Oppenheimer Global Securities Fund/VA                  5,713,323       6,005,759
Oppenheimer Main Street Fund/VA                        1,955,291       1,102,584
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA*                                              3,100,343       6,904,880
Oppenheimer Value Fund/VA                                644,165         390,676
Putnam VT Diversified Income Fund                     17,061,947      24,397,944
Putnam VT Global Asset Allocation Fund                   803,338         987,533
Putnam VT International Value Fund                       184,177         130,829
Putnam VT International Equity Fund                      292,488         266,673
Putnam VT Investors Fund                                  45,568          27,222
Putnam VT Small Cap Value Fund                         2,409,712       1,538,249
Putnam VT Voyager Fund                                 1,929,070         156,832
Putnam VT Equity Income Fund                             487,804          82,555
PIMCO All Asset Fund                                     321,649           1,930
PIMCO EqS Pathfinder Fund                              1,292,531          19,056
PIMCO Global Multi-Asset Fund                            273,408             769
Jennison 20/20 Focus Portfolio                            68,196          58,339
Jennison Portfolio                                            --          66,263
Prudential Value Portfolio                                81,855         105,013
Prudential Series International Growth                    35,984             704
Invesco Van Kampen V.I. Growth and Income Fund         4,116,821       9,574,573
Invesco Van Kampen V.I. Comstock Fund                    192,742         487,455

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

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                                            PURCHASES        PROCEEDS
SUB-ACCOUNT                                  AT COST        FROM SALES
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Invesco Van Kampen V.I. Capital Growth      $122,188,906    $114,607,425
 Fund*
Wells Fargo Advantage VT Index Asset              30,950         229,058
 Allocation Fund
Wells Fargo Advantage VT Total Return          1,466,439       2,229,376
 Bond Fund
Wells Fargo Advantage VT Intrinsic Value         173,941         848,073
 Fund
Wells Fargo Advantage VT International           277,549         496,854
 Equity Fund
Wells Fargo Advantage VT Small Cap               214,282         875,806
 Growth Fund
Wells Fargo Advantage VT Discovery Fund          342,304         641,947
Wells Fargo Advantage VT Small Cap Value          23,429         126,366
 Fund
Wells Fargo Advantage VT Opportunity             128,912          94,495
 Fund*

*     See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
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American Century VP Value Fund                  133,548          9,676         123,872
American Century VP Growth Fund                     110             --             110
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                             586,981        779,632        (192,651)
AllianceBernstein VPS International
 Value Portfolio                              1,169,940        868,335         301,605
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                                568,428        911,175        (342,747)
AllianceBernstein VPS Value Portfolio            75,020         50,645          24,375
AllianceBernstein VPS International
 Growth Portfolio                               118,236        179,348         (61,112)
Invesco V.I. Basic Value Fund                 7,481,190     31,955,216     (24,474,026)
Invesco V.I. Capital Appreciation Fund        4,398,978     13,699,922      (9,300,944)
Invesco V.I. Core Equity Fund                 2,395,591      6,261,895      (3,866,304)
Invesco V.I. Government Securities Fund     107,974,853    205,436,607     (97,461,754)
Invesco V.I. International Growth Fund*       9,882,916     20,838,348     (10,955,432)
Invesco V.I. Mid Cap Core Equity Fund        17,150,321     43,345,511     (26,195,190)
Invesco V.I. Small Cap Equity Fund            5,334,111      6,297,297        (963,186)
Invesco V.I. Capital Development Fund         7,069,734      4,979,185       2,090,549
Invesco V.I. Balanced Risk Allocation
 Fund*                                        2,134,814      1,566,241         568,573
Invesco V.I. Dividend Growth Fund*               20,944         23,115          (2,171)
American Century VP Mid Cap Value Fund           10,899            484          10,415
American Funds Global Bond Fund               6,735,504      7,947,523      (1,212,019)
American Funds Global Growth and Income
 Fund                                         1,964,000     10,459,028      (8,495,028)
American Funds Asset Allocation Fund          3,543,375     18,631,630     (15,088,255)
American Funds Blue Chip Income and
 Growth Fund                                 28,449,586    155,321,457    (126,871,871)
American Funds Bond Fund                      7,343,492     20,783,471     (13,439,979)
American Funds Global Growth Fund             1,642,727      7,859,229      (6,216,502)
American Funds Growth Fund                    6,740,501     49,542,608     (42,802,107)
American Funds Growth-Income Fund             4,976,800     41,178,195     (36,201,395)
American Funds International Fund             3,180,935     12,058,159      (8,877,224)
American Funds New World Fund                 1,067,567      4,806,159      (3,738,592)
American Funds Global Small
 Capitalization Fund                          1,398,697      6,209,217      (4,810,520)
Wells Fargo Advantage VT Omega Growth
 Fund                                            13,687         41,527         (27,840)
Fidelity VIP Growth Portfolio                   865,130        380,723         484,407
Fidelity VIP Contrafund Portfolio             1,327,082      1,801,690        (474,608)
Fidelity VIP Mid Cap Portfolio                1,275,729      1,619,646        (343,917)

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                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio         178,184        315,043        (136,859)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                         165,370        175,754         (10,384)
Fidelity VIP Strategic Income Portfolio          92,389         29,160          63,229
Franklin Rising Dividends Securities
 Fund                                         5,544,282     10,840,631      (5,296,349)
Franklin Income Securities Fund               8,271,366     26,433,420     (18,162,054)
Franklin Large Cap Growth Securities
 Fund                                         1,208,447      3,223,656      (2,015,209)
Franklin Global Real Estate Securities
 Fund                                            27,127        107,508         (80,381)
Franklin Small-Mid Cap Growth Securities
 Fund                                         4,931,134     11,366,735      (6,435,601)
Franklin Small Cap Value Securities Fund      3,007,327      5,982,005      (2,974,678)
Franklin Strategic Income Securities
 Fund                                         7,421,825     13,315,420      (5,893,595)
Mutual Shares Securities Fund                 3,082,133     16,259,170     (13,177,037)
Templeton Developing Markets Securities
 Fund                                         1,806,731      4,462,519      (2,655,788)
Templeton Foreign Securities Fund             4,476,435      9,003,002      (4,526,567)
Templeton Growth Securities Fund              2,282,342     10,051,803      (7,769,461)
Mutual Global Discovery Securities Fund       2,802,196      7,286,930      (4,484,734)
Franklin Flex Cap Growth Securities Fund      1,537,440      1,797,495        (260,055)
Franklin Large Cap Value Securities Fund        932,548      1,177,864        (245,316)
Templeton Global Bond Securities Fund         2,273,781      2,005,875         267,906
Hartford Advisers HLS Fund                      520,665        348,063         172,602
Hartford Total Return Bond HLS Fund           9,321,148     13,852,753      (4,531,605)
Hartford Capital Appreciation HLS Fund        8,825,888     11,832,374      (3,006,486)
Hartford Dividend and Growth HLS Fund         3,604,050      6,152,557      (2,548,507)
Hartford Global Research HLS Fund                40,352         23,473          16,879
Hartford Global Growth HLS Fund                  86,530         68,175          18,355
Hartford Disciplined Equity HLS Fund            869,792      1,607,769        (737,977)
Hartford Growth HLS Fund                      1,155,003        978,253         176,750
Hartford Growth Opportunities HLS Fund        1,886,146      3,254,130      (1,367,984)
Hartford High Yield HLS Fund                  2,421,760      2,746,874        (325,114)
Hartford Index HLS Fund                          87,382         14,461          72,921
Hartford International Opportunities HLS
 Fund                                           867,649        648,016         219,633
Hartford Small/Mid Cap Equity HLS Fund          347,978        502,457        (154,479)
Hartford Money Market HLS Fund              578,987,386    595,902,575     (16,915,189)
Hartford Small Company HLS Fund                 827,656        877,981         (50,325)
Hartford SmallCap Growth HLS Fund             1,061,302        871,544         189,758
Hartford Stock HLS Fund                          47,035         79,301         (32,266)
Hartford U.S. Government Securities HLS
 Fund                                         2,655,554      2,356,878         298,676
Hartford Value HLS Fund                         337,526        372,372         (34,846)
American Funds Asset Allocation HLS Fund      1,136,749        632,101         504,648
American Funds Blue Chip Income and
 Growth HLS Fund                                560,340        636,582         (76,242)
American Funds Bond HLS Fund                  2,862,075      4,112,822      (1,250,747)
American Funds Global Bond HLS Fund           1,138,276        709,122         429,154
American Funds Global Growth and Income
 HLS Fund                                       437,873      1,110,953        (673,080)
American Funds Global Growth HLS Fund           384,337        540,943        (156,606)
American Funds Global Small
 Capitalization HLS Fund                        857,535      1,362,251        (504,716)
American Funds Growth HLS Fund                2,651,017      4,682,444      (2,031,427)
American Funds Growth-Income HLS Fund         1,178,560      2,199,624      (1,021,064)
American Funds International HLS Fund         3,198,608      2,731,905         466,703
American Funds New World HLS Fund               825,584      1,725,653        (900,069)
Hartford Portfolio Diversifier HLS Fund       3,795,139         86,193       3,708,946

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity Fund             285,616         16,858         268,758
Lord Abbett Capital Structure Fund              402,101        234,097         168,004
Lord Abbett Bond Debenture Fund               1,190,983      1,432,081        (241,098)
Lord Abbett Growth and Income Fund              180,697        354,716        (174,019)
MFS Core Equity Series                          281,589        620,912        (339,323)
MFS Growth Series                             5,027,380      4,446,292         581,088
MFS Global Equity Series                        422,530        541,933        (119,403)
MFS High Income Series                        5,510,519      9,056,210      (3,545,691)
MFS Investors Growth Stock Series             2,685,612      2,742,039         (56,427)
MFS Investors Trust Series                    2,290,951      8,665,508      (6,374,557)
MFS Mid Cap Growth Series                     2,442,755      9,637,195      (7,194,440)
MFS New Discovery Series                      6,042,332      8,886,605      (2,844,273)
MFS Total Return Series                       4,014,340     15,693,632     (11,679,292)
MFS Value Series                              3,353,413      5,414,491      (2,061,078)
MFS Research Bond Series                     10,651,041     11,588,658        (937,617)
MFS Research International Series               637,384        976,911        (339,527)
MFS Research Series                           1,278,412      1,366,426         (88,014)
BlackRock Global Allocation V.I. Fund            62,161            108          62,053
BlackRock Global Opportunities V.I. Fund          2,092         18,982         (16,890)
BlackRock Large Cap Growth V.I. Fund             31,356         40,264          (8,908)
BlackRock Equity Dividend V.I. Fund             172,642          3,934         168,708
UIF Mid Cap Growth Portfolio                    726,444        825,798         (99,354)
Invesco Van Kampen V.I. Mid Cap Value
 Fund                                           341,667        414,049         (72,382)
Morgan Stanley Focus Growth Portfolio           146,305        144,709           1,596
Morgan Stanley Multi Cap Growth
 Portfolio*                                      26,125        157,370        (131,245)
Morgan Stanley Mid Cap Growth Portfolio         113,310        105,107           8,203
Morgan Stanley Flexible Income Portfolio         23,451         17,308           6,143
BlackRock Capital Appreciation V.I. Fund        169,938          2,085         167,853
Oppenheimer Capital Appreciation Fund/VA         27,775         39,640         (11,865)
Oppenheimer Global Securities Fund/VA           498,380        557,828         (59,448)
Oppenheimer Main Street Fund/VA                 206,850        115,990          90,860
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA*                                       295,242        576,103        (280,861)
Oppenheimer Value Fund/VA                        61,001         38,147          22,854
Putnam VT Diversified Income Fund               587,244      1,868,452      (1,281,208)
Putnam VT Global Asset Allocation Fund           47,187         85,318         (38,131)
Putnam VT International Value Fund               20,012         15,230           4,782
Putnam VT International Equity Fund              30,389         31,002            (613)
Putnam VT Investors Fund                          3,378          1,932           1,446
Putnam VT Small Cap Value Fund                  223,266        153,053          70,213
Putnam VT Voyager Fund                          174,437         12,388         162,049
Putnam VT Equity Income Fund                     37,905          5,818          32,087
PIMCO All Asset Fund                             31,313            124          31,189
PIMCO EqS Pathfinder Fund                       138,379          1,913         136,466
PIMCO Global Multi-Asset Fund                    27,351             --          27,351
Jennison 20/20 Focus Portfolio                   49,268         31,721          17,547
Jennison Portfolio                                   --         72,965         (72,965)
Prudential Value Portfolio                       32,946         80,767         (47,821)
Prudential Series International Growth           36,866             --          36,866
Invesco Van Kampen V.I. Growth and
 Income Fund                                    397,375        832,940        (435,565)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Comstock Fund            10,749         30,087         (19,338)
Invesco Van Kampen V.I. Capital Growth       11,048,418      9,969,917       1,078,501
 Fund*
Wells Fargo Advantage VT Index Asset              2,145        169,811        (167,666)
 Allocation Fund
Wells Fargo Advantage VT Total Return           634,038      1,451,758        (817,720)
 Bond Fund
Wells Fargo Advantage VT Intrinsic Value        129,104        706,192        (577,088)
 Fund
Wells Fargo Advantage VT International           18,893         40,614         (21,721)
 Equity Fund
Wells Fargo Advantage VT Small Cap              144,024        509,672        (365,648)
 Growth Fund
Wells Fargo Advantage VT Discovery Fund          21,001         38,396         (17,395)
Wells Fargo Advantage VT Small Cap Value          1,508          9,590          (8,082)
 Fund
Wells Fargo Advantage VT Opportunity              9,099          7,986           1,113
 Fund*

*      See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                             852,474        486,903         365,571
AllianceBernstein VPS International
 Value Portfolio                              1,146,402        973,530         172,872
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                              1,700,586        858,706         841,880
AllianceBernstein VPS Value Portfolio            13,698         24,237         (10,539)
AllianceBernstein VPS International
 Growth Portfolio                               134,907        273,208        (138,301)
Invesco V.I. Basic Value Fund                12,851,921     52,992,172     (40,140,251)
Invesco V.I. Capital Appreciation Fund        4,267,010     13,875,283      (9,608,273)
Invesco V.I. Core Equity Fund                 2,618,741      5,834,847      (3,216,106)
Invesco V.I. Government Securities Fund     141,223,994    234,636,044     (93,412,050)
Invesco V.I. International Growth Fund        8,283,856     25,349,906     (17,066,050)
Invesco V.I. Mid Cap Core Equity Fund        19,533,497     45,628,554     (26,095,057)
Invesco V.I. Small Cap Equity Fund            4,252,415      4,447,605        (195,190)
Invesco V.I. Large Cap Growth Fund              380,509        791,125        (410,616)
Invesco V.I. Capital Development Fund           792,102        762,589          29,513
Invesco V.I. Global Multi-Asset Fund            512,570        340,755         171,815
American Funds Global Bond Fund               6,215,594      7,273,032      (1,057,438)
American Funds Global Growth and Income
 Fund                                         3,850,534     10,137,337      (6,286,803)
American Funds Asset Allocation Fund          4,616,343     19,255,124     (14,638,781)
American Funds Blue Chip Income and
 Growth Fund                                 39,815,144    154,800,797    (114,985,653)
American Funds Bond Fund                     10,361,926     19,717,604      (9,355,678)
American Funds Global Growth Fund             2,027,668      8,601,080      (6,573,412)
American Funds Growth Fund                    8,022,561     49,692,619     (41,670,058)
American Funds Growth-Income Fund             6,275,662     42,463,137     (36,187,475)
American Funds International Fund             4,037,537     12,724,640      (8,687,103)
American Funds New World Fund                 3,058,932      4,145,085      (1,086,153)
American Funds Global Small
 Capitalization Fund                          3,027,515      6,485,539      (3,458,024)
Wells Fargo Advantage VT Omega Growth
 Fund                                           299,785      2,508,014      (2,208,229)
Fidelity VIP Growth Portfolio                   123,020        236,907        (113,887)
Fidelity VIP Contrafund Portfolio             1,145,039      1,289,780        (144,741)
Fidelity VIP Mid Cap Portfolio                1,703,672      1,576,382         127,290
Fidelity VIP Value Strategies Portfolio         290,551        520,015        (229,464)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                         133,909         64,042          69,867
Fidelity VIP Strategic Income Portfolio          33,956          3,921          30,035
Franklin Rising Dividends Securities
 Fund                                         4,229,110      7,898,404      (3,669,294)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Franklin Income Securities Fund               7,256,052     24,036,452     (16,780,400)
Franklin Large Cap Growth Securities
 Fund                                         1,110,455      3,089,171      (1,978,716)
Franklin Global Real Estate Securities
 Fund                                            33,693        122,012         (88,319)
Franklin Small-Mid Cap Growth Securities
 Fund                                         6,464,302      9,100,858      (2,636,556)
Franklin Small Cap Value Securities Fund     10,186,730      6,294,107       3,892,623
Franklin Strategic Income Securities
 Fund                                        10,318,743     12,290,829      (1,972,086)
Mutual Shares Securities Fund                 4,685,280     16,266,159     (11,580,879)
Templeton Developing Markets Securities
 Fund                                         3,159,460      4,311,353      (1,151,893)
Templeton Foreign Securities Fund             5,075,468      9,232,167      (4,156,699)
Templeton Growth Securities Fund              2,226,988      9,802,857      (7,575,869)
Mutual Global Discovery Securities Fund       2,966,414      5,823,720      (2,857,306)
Franklin Flex Cap Growth Securities Fund      1,165,489      1,573,778        (408,289)
Franklin Large Cap Value Securities Fund        987,659        891,823          95,836
Templeton Global Bond Securities Fund         3,221,580      1,272,564       1,949,016
Hartford Advisers HLS Fund                      503,856        315,087         188,769
Hartford Total Return Bond HLS Fund          16,272,700      7,539,061       8,733,639
Hartford Capital Appreciation HLS Fund       12,368,080      7,972,397       4,395,683
Hartford Dividend and Growth HLS Fund         8,655,714      3,095,982       5,559,732
Hartford Global Research HLS Fund                27,569         21,892           5,677
Hartford Global Growth HLS Fund                  53,563         43,829           9,734
Hartford Disciplined Equity HLS Fund          2,492,884        950,906       1,541,978
Hartford Growth HLS Fund                      1,445,829        884,328         561,501
Hartford Growth Opportunities HLS Fund        4,148,624      2,147,438       2,001,186
Hartford High Yield HLS Fund                  3,629,459      1,988,233       1,641,226
Hartford Index HLS Fund                           8,500             58           8,442
Hartford International Opportunities HLS
 Fund                                         1,359,607      1,299,144          60,463
Hartford Small/Mid Cap Equity HLS Fund          367,737        416,212         (48,475)
Hartford Money Market HLS Fund              369,289,901    582,099,698    (212,809,797)
Hartford Small Company HLS Fund                 264,822        461,577        (196,755)
Hartford SmallCap Growth HLS Fund               417,329        165,006         252,323
Hartford Stock HLS Fund                          39,235         71,487         (32,252)
Hartford U.S. Government Securities HLS
 Fund                                         3,424,699      3,106,215         318,484
Hartford Value HLS Fund                       2,113,816      1,922,460         191,356
American Funds Asset Allocation HLS Fund        987,326        710,620         276,706
American Funds Blue Chip Income and
 Growth HLS Fund                                591,580        487,236         104,344
American Funds Bond HLS Fund                  4,008,610      2,912,930       1,095,680
American Funds Global Bond HLS Fund             684,865        771,921         (87,056)
American Funds Global Growth and Income
 HLS Fund                                       861,827      1,568,309        (706,482)
American Funds Global Growth HLS Fund           422,044        413,471           8,573
American Funds Global Small
 Capitalization HLS Fund                      1,347,114      1,540,092        (192,978)
American Funds Growth HLS Fund                3,635,338      3,303,595         331,743
American Funds Growth-Income HLS Fund         1,783,974      1,983,631        (199,657)
American Funds International HLS Fund         4,439,999      2,198,828       2,241,171
American Funds New World HLS Fund             1,341,235      1,133,942         207,293
Lord Abbett Fundamental Equity Fund              25,212          1,876          23,336
Lord Abbett Capital Structure Fund              358,441        206,884         151,557
Lord Abbett Bond-Debenture Fund               1,347,323      1,543,499        (196,176)
Lord Abbett Growth & Income Fund                275,292        172,743         102,549
MFS Core Equity Series                          247,663        719,336        (471,673)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
MFS Growth Series                             1,616,035      2,310,355        (694,320)
MFS Global Equity Series                        240,311        452,684        (212,373)
MFS High Income Series                        7,009,540      7,643,633        (634,093)
MFS Investors Growth Stock Series               481,871      2,324,076      (1,842,205)
MFS Investors Trust Series                    3,094,154      8,705,443      (5,611,289)
MFS Mid Cap Growth Series                     6,880,462      6,452,656         427,806
MFS New Discovery Series                      3,855,748      7,679,518      (3,823,770)
MFS Total Return Series                       5,236,334     15,203,236      (9,966,902)
MFS Value Series                              4,885,033      4,463,632         421,401
MFS Research Bond Series                     13,143,734      7,673,274       5,470,460
MFS Research International Series               632,853      1,213,594        (580,741)
MFS Research Series                             831,318      1,194,567        (363,249)
BlackRock Global Opportunities V.I. Fund          3,405         19,913         (16,508)
BlackRock Large Cap Growth V.I. Fund              3,918         19,249         (15,331)
Invesco Van Kampen V. I. International
 Growth Equity                                   11,530          6,107           5,423
UIF Mid Cap Growth Portfolio                    328,759        598,377        (269,618)
Invesco Van Kampen V. I. Mid Cap Value
 Fund                                           378,510        437,941         (59,431)
Morgan Stanley -- Focus Growth
 Portfolio                                       30,372         32,396          (2,024)
Morgan Stanley -- Capital Opportunities
 Portfolio                                       46,856        153,437        (106,581)
Morgan Stanley -- Mid Cap Growth
 Portfolio                                        8,061         17,257          (9,196)
Morgan Stanley -- Flexible Income
 Portfolio                                        6,576         13,710          (7,134)
Invesco V.I. Select Dimensions Dividend
 Growth Portfolio                                   504          2,843          (2,339)
Oppenheimer Capital Appreciation Fund/VA         57,114         97,682         (40,568)
Oppenheimer Global Securities Fund/VA           245,654        472,971        (227,317)
Oppenheimer Main Street Fund/VA                  70,047         65,658           4,389
Oppenheimer Main Street Small Cap
 Fund/VA                                        451,296        697,926        (246,630)
Oppenheimer Value Fund/VA                        19,969         89,268         (69,299)
Putnam VT Diversified Income Fund             2,090,832      2,587,043        (496,211)
Putnam VT Global Asset Allocation Fund           93,225         92,283             942
Putnam VT International Value Fund               46,359         57,416         (11,057)
Putnam VT International Equity Fund              60,738         91,128         (30,390)
Putnam VT Investors Fund                          4,488            693           3,795
Putnam VT Small Cap Value Fund                  105,680         78,600          27,080
Putnam VT Voyager Fund                           40,675          6,697          33,978
Putnam VT Equity Income Fund                     38,315          1,685          36,630
Jennison 20/20 Focus Portfolio                   15,358         20,414          (5,056)
Jennison Portfolio                                   --         23,164         (23,164)
Prudential Value Portfolio                           80            472            (392)
Invesco Van Kampen V. I. Growth and
 Income Fund                                    740,458        659,629          80,829
Invesco Van Kampen V. I. Comstock Fund            5,194         19,296         (14,102)
Wells Fargo Advantage VT Index Asset
 Allocation Fund                                  2,632         89,361         (86,729)
Wells Fargo Advantage VT Total Return
 Bond Fund                                      924,864      1,215,060        (290,196)
Wells Fargo Advantage VT Intrinsic Value
 Fund                                         1,944,009      2,295,158        (351,149)
Wells Fargo Advantage VT International
 Equity Fund                                    351,853      2,110,654      (1,758,801)
Wells Fargo Advantage VT Small Cap
 Growth Fund                                    298,361        648,192        (349,831)
Wells Fargo Advantage VT Discovery Fund          44,252         34,316           9,936
Wells Fargo Advantage VT Small Cap Value
 Fund                                            13,066         18,096          (5,030)
Wells Fargo Advantage VT Opportunity
 Fund                                            18,198          8,530           9,668
Wells Fargo Advantage VT Core Equity
 Fund                                             4,859         63,719         (58,860)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, net assets, expense ratios, investment income ratios, and total return representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units, as of and for the year ended December 31, 2011. A Sub-Account could invest in multiple share classes, thus resulting in a specific unit value being outside of the range below. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                           UNIT
                                                                        FAIR VALUE
SUB-ACCOUNT                                   UNITS                LOWEST TO HIGHEST #                NET ASSETS
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE FUND
 2011                                          123,872       $9.832919      to       $9.911162          $1,224,520
AMERICAN CENTURY VP GROWTH FUND
 2011                                              110       $9.119972      to       $9.119972               1,004
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2011                                        3,270,469      $12.552780      to      $12.887048          31,195,540
 2010                                        3,463,120      $13.013398      to      $13.657129          34,349,623
 2009                                        3,097,549       $9.114205      to      $12.721089          28,139,542
 2008                                        1,637,255       $7.330877      to       $7.429046          12,085,723
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2011                                        5,916,574      $10.362271      to      $11.024641          33,537,808
 2010                                        5,614,969      $12.965766      to      $14.066329          40,067,814
 2009                                        5,442,097       $6.886029      to      $13.862706          37,579,414
 2008                                        2,961,422       $5.088962      to       $5.163673          15,187,727
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2011                                        1,474,262      $15.095870      to      $16.585689          16,027,815
 2010                                        1,817,009      $16.602960      to      $18.656812          21,610,686
 2009                                          975,129      $13.181415      to      $15.157142           9,182,618
 2008                                          837,521       $6.627915      to       $6.725040           5,589,361
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2011                                          170,899       $8.141254      to      $12.462581           1,373,981
 2010                                          146,524       $8.532977      to      $13.306209           1,250,549
 2009                                          157,063       $7.500797      to       $7.723828           1,211,305
 2008                                           96,592       $6.363950      to       $6.435801             618,256
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2011                                        1,201,354       $7.022522      to      $13.001977           8,296,426
 2010                                        1,262,466       $8.459877      to      $15.918710          10,584,364
 2009                                        1,400,767       $7.555373      to      $14.530519          10,578,825
 2008                                        1,069,518       $5.397825      to       $5.477105           5,817,476
INVESCO V.I. BASIC VALUE FUND
 2011                                       76,014,320       $1.105738      to      $14.577489          77,709,249
 2010                                       100,488,346      $1.150245      to      $15.463136         107,250,371
 2009                                       140,628,597      $1.080634      to      $14.813450         141,583,993
 2008                                       129,593,925      $0.665662      to       $0.736367          90,052,859
 2007                                       159,052,936      $1.415834      to       $1.539735         233,447,045

                                                                             INVESTMENT
                                                EXPENSE                        INCOME
                                            RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                                     HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
--------------------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE FUND
 2011                                    0.50%     to       1.50%      0.91%     to       1.35%      (1.67)%    to       (0.89)%
AMERICAN CENTURY VP GROWTH FUND
 2011                                    0.50%     to       0.50%        --      to         --       (8.80)%    to       (8.80)%
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2011                                    0.50%     to       2.70%      2.11%     to       2.24%      (5.64)%    to       (3.54)%
 2010                                    0.50%     to       2.70%      0.97%     to       2.50%       7.36%     to        9.75%
 2009                                    0.85%     to       2.70%      0.85%     to       0.85%      21.14%     to       23.40%
 2008                                    0.85%     to       2.45%      1.93%     to       3.40%     (29.40)%    to      (28.64)%
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2011                                    0.50%     to       2.75%      4.08%     to       4.38%     (21.62)%    to      (19.84)%
 2010                                    0.30%     to       2.75%      2.51%     to       2.59%       1.47%     to        3.99%
 2009                                    0.75%     to       2.75%      1.75%     to       3.21%      30.72%     to       33.36%
 2008                                    0.75%     to       2.50%        --      to         --      (52.73)%    to      (52.18)%
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2011                                    0.50%     to       2.75%      0.23%     to       0.26%     (11.10)%    to       (9.08)%
 2010                                    0.50%     to       2.75%      0.17%     to       0.27%      23.16%     to       25.96%
 2009                                    0.50%     to       2.70%        --      to         --       31.81%     to       38.86%
 2008                                    0.75%     to       2.50%        --      to         --      (38.49)%    to      (37.77)%
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2011                                    0.85%     to       2.70%      1.19%     to       1.23%      (6.34)%    to       (4.59)%
 2010                                    0.85%     to       2.70%      0.13%     to       1.70%       8.45%     to       10.48%
 2009                                    0.85%     to       2.45%      3.17%     to       3.54%      18.11%     to       20.01%
 2008                                    0.85%     to       2.20%        --      to         --      (39.68)%    to      (39.14)%
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2011                                    0.85%     to       2.75%      2.78%     to       2.94%     (18.32)%    to      (16.76)%
 2010                                    0.75%     to       2.75%      1.84%     to       1.86%       9.55%     to       11.77%
 2009                                    0.85%     to       2.75%      4.39%     to       4.39%      35.46%     to       38.06%
 2008                                    0.75%     to       2.50%        --      to         --      (48.31)%    to      (47.70)%
INVESCO V.I. BASIC VALUE FUND
 2011                                    0.85%     to       2.80%      0.86%     to       0.87%      (5.73)%    to       (3.87)%
 2010                                    0.85%     to       2.80%      0.26%     to       0.59%       4.39%     to        6.44%
 2009                                    0.85%     to       2.80%      1.44%     to       1.69%      43.92%     to       46.75%
 2008                                    0.85%     to       2.55%      0.92%     to       0.96%     (52.98)%    to      (52.18)%
 2007                                    0.85%     to       2.55%      0.60%     to       1.23%      (1.01)%    to        0.69%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                              34,906,218       $8.175589      to      $12.206487         $38,155,672
 2010                              44,207,162       $8.973628      to      $13.631520          52,753,498
 2009                              53,815,436       $7.855750      to      $12.151739          56,104,041
 2008                              57,461,443       $0.819924      to       $6.563072          49,941,546
 2007                              76,658,987       $1.462664      to       $1.590673         116,046,025
INVESCO V.I. CORE EQUITY FUND
 2011                              15,342,734      $12.998894      to      $13.157943         173,197,462
 2010                              19,209,038      $13.102525      to      $13.533453         221,049,165
 2009                              22,425,144       $9.264497      to      $12.697518         239,994,420
 2008                              23,035,719       $7.300601      to       $8.328570         196,232,507
 2007                              27,273,687      $12.230262      to      $12.834710         339,559,180
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2011                              463,362,925      $1.469836      to      $10.798522         630,092,419
 2010                              560,824,679      $1.373740      to      $10.291202         717,515,209
 2009                              654,236,729      $1.314467      to      $10.041028         807,517,157
 2008                              880,321,619      $1.198564      to       $1.325847       1,103,726,475
 2007                              689,622,513      $1.094766      to       $1.190613         783,648,492
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2011                              77,902,876      $12.667199      to      $13.929807         184,766,004
 2010                              88,806,753      $13.660318      to      $15.377007         220,293,502
 2009                              105,872,803     $12.155095      to      $14.004381         224,332,816
 2008                              104,393,779      $1.289787      to       $6.439210         153,766,478
 2007                              97,684,211       $2.219333      to       $2.413489         225,762,050
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2011                              123,939,891     $12.758355      to      $13.103319         202,356,895
 2010                              150,135,081     $13.714290      to      $14.393534         264,180,937
 2009                              176,230,138      $1.668104      to      $12.978635         275,873,635
 2008                              190,237,301      $1.167979      to       $1.291991         232,714,670
 2007                              224,858,050      $1.676212      to       $1.822898         391,373,110
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                               9,270,483      $14.687915      to      $14.873553         129,411,744
 2010                              10,233,669      $14.878357      to      $15.407794         147,413,717
 2009                              10,428,859      $11.627684      to      $12.333851         120,693,959
 2008                              10,669,710       $7.574625      to       $9.512314         104,456,902
 2007                               7,603,928      $14.206294      to      $15.150787         111,185,019
INVESCO V.I. CAPITAL
 DEVELOPMENT FUND
 2011                               3,300,152       $9.009409      to      $14.751892          25,373,606
 2010                               1,209,603       $8.560390      to      $16.274216          10,244,351
 2009                               1,180,090       $7.268517      to      $14.112360           8,577,553
 2008                                 302,293       $5.041036      to       $5.148920           1,603,165
 2007                                   7,359       $9.765867      to       $9.802841              71,893
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND+
 2011                               1,551,961      $10.831402      to      $11.043461          16,977,551
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                                  16,071       $9.624256      to       $9.689302             155,299
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2011                                  10,415       $9.664327      to       $9.753198             100,866

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                           0.85%     to       2.80%        --      to       0.15%     (10.45)%    to       (8.89)%
 2010                           0.85%     to       2.80%      0.53%     to       0.55%      12.30%     to       14.23%
 2009                           0.85%     to       2.70%      0.44%     to       0.58%      17.85%     to       19.70%
 2008                           0.85%     to       2.55%        --      to         --      (43.94)%    to      (37.46)%
 2007                           0.85%     to       2.55%        --      to         --        9.20%     to       11.07%
INVESCO V.I. CORE EQUITY FUND
 2011                           0.50%     to       2.75%      1.01%     to       1.09%      (2.77)%    to       (0.79)%
 2010                           0.50%     to       2.75%      1.00%     to       1.09%       6.58%     to        8.70%
 2009                           0.85%     to       2.75%      1.98%     to       4.88%      24.82%     to       26.90%
 2008                           0.85%     to       2.55%      1.65%     to      15.17%     (31.90)%    to      (29.79)%
 2007                           0.85%     to       2.55%      1.27%     to       2.58%       5.40%     to        7.20%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2011                           0.85%     to       2.80%      2.87%     to       3.63%       4.93%     to        7.00%
 2010                           0.85%     to       2.80%      4.61%     to       7.34%       2.49%     to        4.51%
 2009                           0.85%     to       2.80%      4.53%     to       4.91%      (2.77)%    to       (0.86)%
 2008                           0.85%     to       2.55%      5.27%     to       5.42%       9.48%     to       11.36%
 2007                           0.85%     to       2.55%      6.62%     to       9.25%       3.66%     to        5.44%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2011                           0.30%     to       2.80%        --      to       0.96%      (9.32)%    to       (7.27)%
 2010                           0.30%     to       2.75%      1.71%     to       3.51%       9.80%     to       12.27%
 2009                           0.50%     to       2.75%      2.08%     to       2.12%      21.55%     to       31.58%
 2008                           0.75%     to       2.55%      0.62%     to       0.68%     (41.88)%    to      (37.60)%
 2007                           0.85%     to       2.55%      0.68%     to       1.21%      11.84%     to       13.75%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2011                           0.50%     to       2.80%      0.12%     to       0.30%      (8.96)%    to       (6.97)%
 2010                           0.50%     to       2.80%      0.03%     to       0.35%      10.96%     to       13.21%
 2009                           0.85%     to       2.75%      1.00%     to       1.38%      26.68%     to       29.11%
 2008                           0.85%     to       2.55%      1.30%     to       1.74%     (30.32)%    to      (29.12)%
 2007                           0.85%     to       2.55%      0.33%     to       0.38%       6.79%     to        8.62%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                           0.30%     to       2.80%        --      to         --       (3.47)%    to       (1.28)%
 2010                           0.30%     to       2.80%        --      to         --       24.99%     to       27.83%
 2009                           0.50%     to       2.75%      0.08%     to       0.23%      16.28%     to       18.00%
 2008                           0.85%     to       2.55%        --      to         --      (33.04)%    to      (29.50)%
 2007                           0.85%     to       2.55%      0.05%     to       0.05%       2.54%     to        4.30%
INVESCO V.I. CAPITAL
 DEVELOPMENT FUND
 2011                           0.85%     to       2.75%        --      to         --       (9.68)%    to       (7.95)%
 2010                           0.85%     to       2.70%        --      to         --       15.32%     to       17.77%
 2009                           0.85%     to       2.70%        --      to         --       38.21%     to       41.17%
 2008                           0.85%     to       2.50%        --      to         --      (48.34)%    to      (47.48)%
 2007                           0.85%     to       2.20%        --      to         --        2.35%     to        2.54%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND+
 2011                           0.30%     to       2.75%        --      to         --        8.31%     to       10.43%
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                           1.35%     to       2.20%        --      to         --       (3.76)%    to       (3.11)%
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2011                           0.50%     to       1.50%      0.70%     to       0.96%      (3.36)%    to       (2.47)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                      UNIT
                                                                   FAIR VALUE
SUB-ACCOUNT                            UNITS                  LOWEST TO HIGHEST #                NET ASSETS
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 FUND
 2011                                  22,786,002      $11.572225      to      $11.849529        $290,358,620
 2010                                  23,998,021      $11.142028      to      $11.656969         297,836,946
 2009                                  25,055,459      $11.391928      to      $12.351206         300,655,023
 2008                                  24,291,410      $10.931491      to      $11.355894         270,406,970
 2007                                   7,660,331      $10.836338      to      $11.067360          83,850,395
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2011                                  43,754,607      $13.224868      to      $14.439786         434,840,746
 2010                                  52,249,635      $13.990010      to      $15.599767         553,565,519
 2009                                  58,536,438       $9.896204      to      $14.344043         563,375,596
 2008                                  61,773,066       $6.817920      to       $7.143265         432,262,076
 2007                                  49,248,614      $11.888755      to      $12.245550         594,833,963
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2011                                  80,394,404      $13.156241      to      $13.347677       1,060,599,005
 2010                                  95,482,659      $13.072647      to      $13.551269       1,263,710,519
 2009                                 110,121,440      $12.386762      to      $13.181732       1,315,830,916
 2008                                 125,356,837       $9.236588      to      $10.837267       1,227,623,202
 2007                                 142,046,916      $13.442506      to      $15.459201       2,002,434,238
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2011                                 610,274,841      $13.563831      to      $13.613919         622,184,166
 2010                                 737,146,712      $13.827471      to      $14.076226         767,672,843
 2009                                 852,132,365       $1.027151      to      $12.887096         802,148,242
 2008                                 970,925,678       $0.708958      to       $0.817424         726,259,062
 2007                               1,111,120,403       $1.145462      to       $1.294501       1,330,803,784
AMERICAN FUNDS BOND FUND
 2011                                  65,986,919      $11.808492      to      $12.101132         981,847,060
 2010                                  79,426,898      $11.201828      to      $11.728856       1,132,938,306
 2009                                  88,782,576      $11.331571      to      $14.955291       1,210,172,832
 2008                                  85,570,323      $11.336185      to      $13.354404       1,052,329,260
 2007                                  90,424,217      $12.828250      to      $14.812776       1,242,910,602
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                                  29,252,202      $12.502940      to      $14.130584         384,303,431
 2010                                  35,468,704      $13.811815      to      $15.949598         521,075,931
 2009                                  42,042,116      $14.414604      to      $14.678047         564,442,292
 2008                                  47,022,498       $7.177236      to      $10.185296         451,115,905
 2007                                  53,031,456      $11.950746      to      $16.622894         839,924,994
AMERICAN FUNDS GROWTH FUND
 2011                                 194,001,436      $13.796623      to      $15.032330       2,146,707,670
 2010                                 236,803,543      $14.507099      to      $16.150261       2,782,581,930
 2009                                 278,473,601      $10.036055      to      $13.994219       2,810,286,971
 2008                                 308,892,269       $5.694785      to       $7.238556       2,276,942,766
 2007                                 337,391,063      $10.427125      to      $12.990526       4,514,595,184
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                                 178,167,572      $13.091810      to      $13.551641       2,168,831,624
 2010                                 214,368,967      $13.422867      to      $14.196547       2,698,200,188
 2009                                 250,556,442      $12.679438      to      $13.102236       2,873,227,510
 2008                                 281,377,923       $8.412561      to       $9.714458       2,497,519,431
 2007                                 311,156,707      $13.885894      to      $15.716464       4,506,767,686

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 FUND
 2011                           0.65%     to       2.80%      3.89%     to       4.22%       1.65%     to        3.86%
 2010                           0.65%     to       2.80%      3.34%     to       6.43%       2.33%     to        4.55%
 2009                           0.85%     to       2.80%      1.07%     to       1.52%       7.03%     to        8.77%
 2008                           0.85%     to       2.55%      5.81%     to       6.12%       0.88%     to        2.61%
 2007                           0.85%     to       2.55%      6.87%     to      20.18%       6.48%     to        8.30%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2011                           0.65%     to       2.75%      2.78%     to       3.49%      (7.44)%    to       (5.47)%
 2010                           0.65%     to       2.75%      3.29%     to       3.98%       8.75%     to       11.06%
 2009                           0.85%     to       2.75%      2.45%     to       4.54%      35.93%     to       38.54%
 2008                           0.85%     to       2.55%      2.41%     to       2.41%     (42.65)%    to      (41.67)%
 2007                           0.85%     to       2.55%      2.65%     to       3.47%       9.83%     to       11.72%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2011                           0.65%     to       2.80%      1.86%     to       2.88%      (1.50)%    to        0.64%
 2010                           0.65%     to       2.80%      1.65%     to       4.11%       9.40%     to       11.78%
 2009                           0.70%     to       2.80%      3.14%     to       7.23%      20.56%     to       23.12%
 2008                           0.55%     to       2.55%      2.46%     to       2.61%     (31.29)%    to      (29.90)%
 2007                           0.55%     to       2.55%      0.94%     to       2.83%       3.87%     to        5.97%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2011                           0.65%     to       2.80%      1.62%     to       2.37%      (3.64)%    to       (1.54)%
 2010                           0.65%     to       2.80%      2.97%     to       3.42%       9.23%     to       11.60%
 2009                           0.70%     to       2.80%      2.16%     to       6.46%      24.44%     to       27.08%
 2008                           0.55%     to       2.55%      2.00%     to       2.09%     (38.11)%    to      (36.85)%
 2007                           0.55%     to       2.55%      2.52%     to       2.77%      (0.54)%    to        1.47%
AMERICAN FUNDS BOND FUND
 2011                           0.65%     to       2.80%      3.69%     to       3.77%       3.17%     to        5.42%
 2010                           0.65%     to       2.80%      4.16%     to       5.14%       3.51%     to        5.76%
 2009                           0.55%     to       2.80%      3.20%     to      10.69%       9.50%     to       11.99%
 2008                           0.55%     to       2.55%      5.59%     to       5.66%     (11.63)%    to       (9.85)%
 2007                           0.55%     to       2.55%      6.62%     to       8.48%       0.73%     to        2.76%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                           0.65%     to       2.80%      1.60%     to       1.96%     (11.40)%    to       (9.48)%
 2010                           0.65%     to       2.80%      1.02%     to       1.98%       8.66%     to       11.02%
 2009                           0.55%     to       2.80%      1.46%     to       2.00%      35.92%     to       41.52%
 2008                           0.55%     to       2.55%      1.68%     to       1.85%     (39.94)%    to      (38.73)%
 2007                           0.55%     to       2.55%      2.70%     to       4.76%      11.96%     to       14.22%
AMERICAN FUNDS GROWTH FUND
 2011                           0.65%     to       2.80%      0.64%     to       0.79%      (6.92)%    to       (4.90)%
 2010                           0.65%     to       2.80%      0.94%     to       1.22%      15.41%     to       17.91%
 2009                           0.55%     to       2.80%      0.59%     to       1.12%      32.07%     to       38.65%
 2008                           0.55%     to       2.55%      0.80%     to       0.83%     (45.39)%    to      (44.28)%
 2007                           0.55%     to       2.55%      0.79%     to       0.99%       9.52%     to       11.73%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                           0.65%     to       2.80%      1.68%     to       2.20%      (4.54)%    to       (2.47)%
 2010                           0.65%     to       2.80%      2.04%     to       2.30%       8.35%     to       10.71%
 2009                           0.55%     to       2.80%      1.39%     to       3.76%      24.90%     to       30.52%
 2008                           0.55%     to       2.55%      1.71%     to       1.76%     (39.42)%    to      (38.19)%
 2007                           0.55%     to       2.55%      1.10%     to       2.35%       2.40%     to        4.47%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                              49,125,134      $11.275200      to      $13.054980        $584,899,178
 2010                              58,002,358      $13.190771      to      $15.605553         816,732,756
 2009                              66,689,461      $14.527484      to      $14.965713         892,966,418
 2008                              74,837,894       $7.140203      to      $10.209922         712,873,720
 2007                              82,753,729      $12.656410      to      $17.738385       1,384,813,950
AMERICAN FUNDS NEW WORLD FUND
 2011                              13,506,707      $12.449689      to      $14.653549         302,814,203
 2010                              17,245,299      $14.561933      to      $17.504054         457,449,652
 2009                              18,331,452      $15.263363      to      $25.730818         420,801,786
 2008                              18,467,416      $14.217246      to      $17.525901         288,741,037
 2007                              20,325,693      $25.310667      to      $30.581586         560,474,262
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                              16,854,218      $12.366148      to      $15.536661         249,675,792
 2010                              21,664,738      $15.393902      to      $19.761879         404,601,423
 2009                              25,122,762      $16.601381      to      $17.875929         392,264,008
 2008                              25,065,083       $7.836227      to      $11.177252         246,757,458
 2007                              30,056,190      $17.296552      to      $24.253651         647,984,691
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                                 134,346      $11.559204      to      $11.754063           1,566,101
 2010                                 162,186      $12.547037      to      $12.612644           2,040,318
FIDELITY VIP GROWTH PORTFOLIO
 2011                                 931,175       $9.084006      to      $14.716451           8,294,299
 2010                                 446,768       $9.164587      to      $15.124416           4,054,447
 2009                                 560,655       $7.462172      to      $12.544552           4,141,042
 2008                                 403,793       $5.800294      to       $5.886127           2,358,388
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2011                               8,992,529      $14.068742      to      $14.478379          86,389,923
 2010                               9,467,137      $14.515135      to      $15.308626          93,760,661
 2009                               9,611,878      $12.438700      to      $13.457210          82,127,987
 2008                               6,682,592       $6.291088      to       $6.384129          42,378,745
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                               7,924,335      $13.900375      to      $15.477138          80,066,155
 2010                               8,268,252      $15.639395      to      $17.845997          94,605,932
 2009                               8,140,962      $12.188298      to      $14.266791          72,872,680
 2008                               4,186,745       $6.372199      to       $6.466418          26,881,180
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                                 420,164       $9.450521      to      $17.884524           3,980,725
 2010                                 557,023      $10.478206      to      $20.200241           5,879,866
 2009                                 786,487       $8.364557      to      $16.426200           6,639,905
 2008                                 421,702       $5.307455      to       $5.368003           2,245,363

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                           0.65%     to       2.80%      1.80%     to       2.56%     (16.34)%    to      (14.52)%
 2010                           0.65%     to       2.80%      2.96%     to       4.35%       4.28%     to        6.54%
 2009                           0.55%     to       2.80%      1.58%     to       3.34%      37.18%     to       42.29%
 2008                           0.55%     to       2.55%      1.97%     to       2.09%     (43.58)%    to      (42.44)%
 2007                           0.55%     to       2.55%      1.41%     to       2.07%      17.00%     to       19.36%
AMERICAN FUNDS NEW WORLD FUND
 2011                           0.65%     to       2.75%      1.90%     to       2.11%     (16.28)%    to      (14.51)%
 2010                           0.65%     to       2.75%      1.59%     to       4.69%      14.68%     to       17.11%
 2009                           0.70%     to       2.75%      1.55%     to       2.77%      45.60%     to       48.61%
 2008                           0.55%     to       2.55%      1.32%     to       1.52%     (43.83)%    to      (42.69)%
 2007                           0.55%     to       2.55%      2.60%     to       3.71%      28.89%     to       31.49%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                           0.65%     to       2.80%      1.15%     to       2.21%     (21.38)%    to      (19.67)%
 2010                           0.65%     to       2.80%      1.47%     to       2.09%      19.04%     to       21.62%
 2009                           0.85%     to       2.80%      0.28%     to       0.70%      54.15%     to       59.93%
 2008                           0.85%     to       2.55%        --      to         --      (54.70)%    to      (53.92)%
 2007                           0.85%     to       2.55%      3.18%     to       4.16%      18.37%     to       20.40%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                           1.35%     to       2.50%        --      to         --       (7.87)%    to       (6.81)%
 2010                           1.35%     to       2.50%        --      to         --       25.47%     to       26.13%
FIDELITY VIP GROWTH PORTFOLIO
 2011                           0.85%     to       2.70%      0.12%     to       0.25%      (2.70)%    to       (0.88)%
 2010                           0.85%     to       2.70%      0.03%     to       0.03%      20.57%     to       22.81%
 2009                           0.85%     to       2.70%      0.17%     to       0.69%      24.56%     to       26.88%
 2008                           0.75%     to       2.50%      0.87%     to       2.52%     (43.76)%    to      (43.10)%
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2011                           0.30%     to       2.75%      0.62%     to       0.74%      (5.42)%    to       (3.08)%
 2010                           0.30%     to       2.75%      0.90%     to       1.06%      13.76%     to       16.58%
 2009                           0.50%     to       2.75%      2.47%     to       2.47%      24.39%     to       31.79%
 2008                           0.75%     to       2.50%      2.19%     to       3.04%     (40.61)%    to      (39.91)%
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                           0.30%     to       2.75%      0.02%     to       0.02%     (13.27)%    to      (11.12)%
 2010                           0.30%     to       2.75%      0.12%     to       0.12%      25.09%     to       28.19%
 2009                           0.50%     to       2.75%      0.34%     to       0.92%      21.88%     to       35.96%
 2008                           0.75%     to       2.50%      0.16%     to       0.33%     (37.75)%    to      (37.02)%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                           0.85%     to       2.70%      0.38%     to       0.38%     (11.46)%    to       (9.81)%
 2010                           0.85%     to       2.70%      0.28%     to       0.33%      22.98%     to       25.27%
 2009                           0.85%     to       2.70%      0.54%     to       0.61%      52.97%     to       55.82%
 2008                           0.85%     to       2.20%      0.79%     to       4.57%     (49.20)%    to      (48.73)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                                 173,103       $9.757881      to      $15.155307          $1,686,429
 2010                                 183,487      $10.121386      to      $16.013691           1,867,629
 2009                                 113,620       $8.651675      to      $13.943700           1,015,690
 2008                                 143,725       $6.356132      to       $6.404294             916,034
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2011                                  93,264      $10.283412      to      $12.774186           1,079,934
 2010                                  30,035      $12.074240      to      $12.266327             364,547
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2011                              47,822,844      $14.367859      to      $14.978484         717,250,217
 2010                              53,119,193      $13.918257      to      $14.187159         765,099,095
 2009                              56,788,487      $11.785164      to      $11.863931         689,906,815
 2008                              63,290,958      $10.091165      to      $11.000356         666,810,750
 2007                              70,056,526      $14.200576      to      $15.218488       1,029,450,564
FRANKLIN INCOME SECURITIES
 FUND
 2011                              125,184,681     $13.712449      to      $15.374150       1,910,454,570
 2010                              143,346,735     $13.446228      to      $15.442759       2,187,102,744
 2009                              160,127,135     $11.971516      to      $14.094785       2,216,727,164
 2008                              165,132,386     $10.385353      to      $11.827442       1,752,120,045
 2007                              167,860,098     $15.145488      to      $16.906515       2,643,905,181
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2011                              10,371,455      $11.574093      to      $13.302631         110,526,719
 2010                              12,386,664      $11.851458      to      $13.889879         136,454,998
 2009                              14,365,380      $10.711239      to      $12.800540         144,387,367
 2008                              15,968,201       $7.561687      to       $8.326926         125,964,840
 2007                              18,123,796      $11.848456      to      $12.827021         222,356,185
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2011                                 468,374      $13.130368      to      $19.921270           7,344,646
 2010                                 548,755      $14.312813      to      $21.316773           9,241,856
 2009                                 637,074      $12.309712      to      $17.789569           9,000,416
 2008                                 785,874      $10.604290      to      $15.081477           9,475,830
 2007                               1,026,107      $18.884833      to      $26.430064          21,875,241
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                              23,724,327      $15.079099      to      $16.113728         242,450,445
 2010                              30,159,928      $15.865896      to      $17.412948         331,364,603
 2009                              32,796,484       $9.231949      to      $14.031014         289,505,463
 2008                              33,371,636       $4.482015      to       $6.485092         209,034,623
 2007                              35,539,257       $7.996026      to      $14.408266         393,192,221
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                               7,659,878      $15.144592      to      $15.597887          74,940,578
 2010                              10,634,556      $15.801926      to      $16.659671         108,345,626
 2009                               6,741,933      $12.356241      to      $13.354695          55,570,910
 2008                               8,378,810       $6.021529      to       $6.154292          52,560,862
 2007                                  77,925       $9.231379      to       $9.266350             719,986

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                           0.85%     to       2.70%        --      to         --       (5.36)%    to       (3.59)%
 2010                           0.85%     to       2.70%      0.22%     to       0.22%      14.85%     to       16.99%
 2009                           0.85%     to       2.70%      0.02%     to       0.02%      32.17%     to       34.64%
 2008                           1.25%     to       2.15%      1.28%     to       1.62%     (38.19)%    to      (37.82)%
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2011                           0.30%     to       1.50%      4.03%     to       6.29%       2.90%     to        4.14%
 2010                           0.30%     to       1.35%      4.18%     to       5.85%       7.77%     to        8.90%
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2011                           0.30%     to       2.75%      1.53%     to       4.77%       3.12%     to        5.58%
 2010                           0.30%     to       2.80%        --      to         --       17.32%     to       20.26%
 2009                           0.50%     to       2.80%        --      to         --       14.10%     to       17.85%
 2008                           0.85%     to       2.55%      1.86%     to       1.89%     (28.94)%    to      (27.72)%
 2007                           0.85%     to       2.55%      2.06%     to       2.26%      (5.14)%    to       (3.51)%
FRANKLIN INCOME SECURITIES
 FUND
 2011                           0.30%     to       2.80%      6.05%     to      19.05%      (0.44)%    to        1.98%
 2010                           0.30%     to       2.80%      6.52%     to       6.52%       9.56%     to       12.21%
 2009                           0.50%     to       2.80%        --      to         --       19.72%     to       31.85%
 2008                           0.55%     to       2.55%      5.39%     to       5.91%     (31.43)%    to      (30.04)%
 2007                           0.55%     to       2.55%      2.79%     to       2.85%       1.15%     to        3.19%
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2011                           0.85%     to       2.80%      0.65%     to       0.66%      (4.23)%    to       (2.34)%
 2010                           0.85%     to       2.80%      0.81%     to       0.82%       8.51%     to       10.65%
 2009                           0.85%     to       2.80%      1.41%     to       1.41%      26.15%     to       28.63%
 2008                           0.85%     to       2.55%      1.28%     to       1.33%     (36.18)%    to      (35.08)%
 2007                           0.85%     to       2.55%      0.46%     to       0.74%       3.56%     to        5.33%
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2011                           0.95%     to       2.80%      7.75%     to       7.95%      (8.26)%    to       (6.55)%
 2010                           0.95%     to       2.80%      2.90%     to       2.90%      17.63%     to       19.83%
 2009                           0.95%     to       2.55%     12.70%     to      12.89%      16.08%     to       17.96%
 2008                           0.95%     to       2.55%      1.06%     to       1.08%     (43.85)%    to      (42.94)%
 2007                           0.95%     to       2.55%      2.26%     to       2.28%     (22.86)%    to      (21.61)%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                           0.30%     to       2.80%        --      to         --       (7.46)%    to       (5.24)%
 2010                           0.50%     to       2.80%        --      to         --       24.10%     to       26.86%
 2009                           0.75%     to       2.80%        --      to         --       39.61%     to       42.36%
 2008                           0.75%     to       2.55%        --      to         --      (43.95)%    to      (39.50)%
 2007                           0.85%     to       2.55%        --      to         --        8.44%     to       10.30%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                           0.30%     to       2.75%      0.58%     to       1.45%      (6.48)%    to       (4.16)%
 2010                           0.30%     to       2.75%      0.57%     to       0.60%      24.75%     to       27.76%
 2009                           0.50%     to       2.75%        --      to         --       23.56%     to       25.65%
 2008                           0.85%     to       2.55%      1.00%     to       1.00%     (34.71)%    to      (33.59)%
 2007                           0.85%     to       2.20%        --      to         --       (0.12)%    to        0.06%

-------------------------------------------------------------------------------

                                                                      UNIT
                                                                   FAIR VALUE
SUB-ACCOUNT                            UNITS                  LOWEST TO HIGHEST #                NET ASSETS
-----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                                  52,011,000      $12.575498      to      $13.901316        $867,439,928
 2010                                  57,904,595      $12.310267      to      $13.909880         967,601,129
 2009                                  59,876,681      $11.124740      to      $12.862796         925,656,939
 2008                                  50,072,620       $8.776149      to      $12.729023         652,335,749
 2007                                  46,414,992      $14.676700      to      $16.963013         723,849,861
MUTUAL SHARES SECURITIES FUND
 2011                                  75,581,114      $13.108724      to      $13.165196       1,004,834,769
 2010                                  88,758,151      $13.297008      to      $13.681947       1,221,861,828
 2009                                 100,339,030      $11.997004      to      $12.653638       1,274,585,592
 2008                                 105,165,586      $10.174951      to      $11.313602       1,104,945,522
 2007                                 114,152,859      $16.597302      to      $18.115531       1,978,764,812
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                                   8,508,683       $8.495257      to      $16.491969         152,028,455
 2010                                  11,164,471      $10.175555      to      $19.932125         242,579,724
 2009                                  12,316,364       $8.732082      to      $17.449578         235,582,011
 2008                                   9,464,965      $12.027511      to      $14.404613         112,605,404
 2007                                  10,791,205      $26.042533      to      $30.661983         299,282,780
TEMPLETON FOREIGN SECURITIES
 FUND
 2011                                  30,621,849      $12.037378      to      $13.059903         335,191,339
 2010                                  35,148,416      $13.526398      to      $15.029693         439,606,183
 2009                                  39,305,115      $12.505424      to      $14.257529         464,064,550
 2008                                  44,395,837       $8.211268      to       $9.905208         391,326,688
 2007                                  50,791,090      $14.128636      to      $16.755358         766,545,202
TEMPLETON GROWTH SECURITIES
 FUND
 2011                                  41,389,075      $12.228197      to      $12.789762         443,684,083
 2010                                  49,158,536      $13.235127      to      $14.139739         578,598,573
 2009                                  56,734,405       $8.295438      to      $13.539810         634,592,844
 2008                                  63,501,647       $8.149626      to       $9.996674         558,083,971
 2007                                  72,016,901      $14.495551      to      $17.480379       1,129,674,846
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                                  28,600,302      $12.162700      to      $12.498146         509,823,416
 2010                                  33,085,036      $12.649536      to      $13.233093         625,736,977
 2009                                  35,942,342      $11.329533      to      $12.158107         622,592,616
 2008                                  34,555,722      $14.666576      to      $16.272435         510,476,533
 2007                                  35,047,912      $21.030000      to      $22.904210         763,808,131
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2011                                   5,043,574      $13.469106      to      $13.590297          54,062,540
 2010                                   5,303,629      $14.164422      to      $14.674408          60,718,522
 2009                                   5,711,918      $10.523196      to      $12.981022          57,258,381
 2008                                   5,262,657       $7.477473      to       $7.981607          40,416,653
 2007                                   5,008,543      $11.858630      to      $12.444192          60,646,009
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2011                                   2,742,657      $10.147083      to      $12.998546          26,172,768
 2010                                   2,987,973      $10.802373      to      $14.118514          30,620,372
 2009                                   2,892,137       $9.534345      to      $12.686720          26,397,874
 2008                                   2,791,875       $7.106541      to       $7.585679          20,461,652
 2007                                   2,498,184      $11.245329      to      $11.800600          28,732,072

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                           0.30%     to       2.80%      5.14%     to       6.20%      (0.06)%    to        2.15%
 2010                           0.30%     to       2.80%      0.69%     to       4.02%       8.14%     to       10.55%
 2009                           0.50%     to       2.80%        --      to         --       11.25%     to       22.63%
 2008                           0.75%     to       2.55%      0.10%     to       7.08%     (13.94)%    to      (13.27)%
 2007                           0.85%     to       2.55%      4.87%     to       5.18%       3.53%     to        5.30%
MUTUAL SHARES SECURITIES FUND
 2011                           0.30%     to       2.80%      2.21%     to       2.37%      (3.78)%    to       (1.42)%
 2010                           0.30%     to       2.80%      1.59%     to       1.77%       8.13%     to       10.73%
 2009                           0.50%     to       2.80%      1.34%     to       1.34%      19.97%     to       22.57%
 2008                           0.70%     to       2.55%      2.94%     to       3.12%     (38.70)%    to      (37.55)%
 2007                           0.70%     to       2.55%      1.12%     to       1.40%       0.87%     to        2.76%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                           0.75%     to       2.75%      0.63%     to       0.95%     (18.17)%    to      (16.51)%
 2010                           0.75%     to       2.75%      1.70%     to       2.16%      14.23%     to       16.53%
 2009                           0.75%     to       2.75%        --      to         --       67.77%     to       71.16%
 2008                           0.85%     to       2.55%      3.02%     to       3.06%     (53.82)%    to      (53.02)%
 2007                           0.85%     to       2.55%      1.63%     to       2.31%      25.84%     to       27.99%
TEMPLETON FOREIGN SECURITIES
 FUND
 2011                           0.30%     to       2.80%      1.57%     to       1.74%     (13.11)%    to      (11.01)%
 2010                           0.30%     to       2.80%      1.64%     to       1.83%       5.42%     to        8.06%
 2009                           0.50%     to       2.80%        --      to         --       25.05%     to       33.26%
 2008                           0.85%     to       2.55%      2.32%     to       2.45%     (41.88)%    to      (40.88)%
 2007                           0.85%     to       2.55%      0.76%     to       1.84%      12.55%     to       14.48%
TEMPLETON GROWTH SECURITIES
 FUND
 2011                           0.50%     to       2.80%      1.03%     to       1.34%      (9.55)%    to       (7.61)%
 2010                           0.50%     to       2.80%      1.02%     to       1.20%       4.43%     to        6.78%
 2009                           0.75%     to       2.80%      6.80%     to       6.80%      27.48%     to       30.00%
 2008                           0.85%     to       2.55%      1.82%     to       1.86%     (43.78)%    to      (42.81)%
 2007                           0.85%     to       2.55%      1.27%     to       1.36%      (0.23)%    to        1.48%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                           0.50%     to       2.80%      2.08%     to       2.24%      (5.64)%    to       (3.56)%
 2010                           0.30%     to       2.75%      1.24%     to       1.32%       8.84%     to       11.54%
 2009                           0.50%     to       2.75%      1.84%     to       1.84%      13.30%     to       19.85%
 2008                           0.70%     to       2.55%      2.13%     to       2.24%     (30.26)%    to      (28.95)%
 2007                           0.70%     to       2.55%      1.40%     to       1.44%       9.03%     to       11.07%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2011                           0.30%     to       2.75%        --      to         --       (7.49)%    to       (5.19)%
 2010                           0.50%     to       2.75%        --      to         --       13.05%     to       15.51%
 2009                           0.85%     to       2.75%        --      to         --       29.36%     to       31.84%
 2008                           0.85%     to       2.55%      0.12%     to       0.15%     (36.95)%    to      (35.86)%
 2007                           0.85%     to       2.55%      0.12%     to       0.16%      11.44%     to       13.36%
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2011                           0.85%     to       2.75%      0.14%     to       1.19%      (7.84)%    to       (6.07)%
 2010                           0.85%     to       2.70%      1.80%     to       1.87%      11.23%     to       13.30%
 2009                           0.85%     to       2.75%      2.03%     to       2.03%      23.32%     to       25.69%
 2008                           0.85%     to       2.55%        --      to         --      (36.81)%    to      (35.72)%
 2007                           0.85%     to       2.55%      1.84%     to       3.71%      (2.77)%    to       (1.11)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                              10,707,952      $12.403534      to      $13.160981        $135,531,743
 2010                              10,440,046      $12.561085      to      $13.658852         135,811,251
 2009                               8,491,030      $11.012978      to      $12.284599          98,263,968
 2008                               3,938,294       $9.818817      to       $9.963562          38,964,928
HARTFORD ADVISERS HLS FUND
 2011                               1,522,983      $10.553187      to      $14.210738          15,737,165
 2010                               1,350,381      $10.438913      to      $14.333781          13,922,451
 2009                               1,161,612       $9.090703      to       $9.379221          10,831,382
 2008                                 491,945       $7.150381      to       $7.252987           3,545,130
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                              62,150,393      $12.267804      to      $12.490344         713,026,834
 2010                              66,681,998      $11.500607      to      $11.999561         724,922,708
 2009                              57,948,359      $10.729090      to      $11.472136         593,460,287
 2008                              24,778,814       $8.935942      to       $9.067679         223,357,956
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                              79,434,531      $12.920811      to      $14.450352         682,351,022
 2010                              82,441,017      $14.628010      to      $16.766082         806,822,302
 2009                              78,045,334      $12.593871      to      $14.792221         659,065,133
 2008                              43,672,953       $5.781273      to       $5.866837         254,647,624
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                              47,940,930      $13.611727      to      $13.820191         478,018,128
 2010                              50,489,437      $13.681473      to      $13.809581         501,345,829
 2009                              44,929,705      $12.121774      to      $12.538452         396,534,660
 2008                              22,097,872       $7.085590      to       $7.190301         157,942,539
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                                  88,460      $13.094975      to      $14.448983             839,775
 2010                                  71,581      $14.507418      to      $16.364089             737,586
 2009                                  65,904       $8.721844      to      $14.491203             578,301
 2008                                  30,948       $6.106590      to       $6.173557             190,268
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                                 233,805      $12.059227      to      $12.963226           1,832,386
 2010                                 215,450      $14.074125      to      $15.466292           1,847,472
 2009                                 205,716       $7.272846      to      $13.907338           1,501,314
 2008                                 125,959       $5.333167      to       $5.407566             676,394
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                              10,010,774      $13.725731      to      $13.909134          96,722,497
 2010                              10,748,751      $13.610018      to      $14.134186         103,559,276
 2009                               9,206,773      $11.957704      to      $12.738728          78,491,692
 2008                               3,989,035       $6.766446      to       $6.866486          27,201,082

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                           0.30%     to       2.75%      4.33%     to       5.41%      (3.65)%    to       (1.25)%
 2010                           0.30%     to       2.75%      1.44%     to       2.40%      11.19%     to       13.94%
 2009                           0.50%     to       2.75%     16.79%     to      16.79%      10.13%     to       15.37%
 2008                           0.75%     to       2.50%        --      to         --       (0.73)%    to        0.43%
HARTFORD ADVISERS HLS FUND
 2011                           0.75%     to       2.70%      1.71%     to       1.89%      (0.86)%    to        1.09%
 2010                           0.75%     to       2.70%      1.27%     to       1.48%       9.15%     to       11.30%
 2009                           0.75%     to       2.45%      2.34%     to       2.72%      27.14%     to       29.32%
 2008                           0.75%     to       2.45%      5.42%     to       6.98%     (31.24)%    to      (30.45)%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                           0.30%     to       2.75%      0.22%     to       0.24%       4.09%     to        6.67%
 2010                           0.30%     to       2.75%      2.74%     to       6.55%       4.60%     to        7.19%
 2009                           0.30%     to       2.75%      5.87%     to      22.15%       7.29%     to       11.89%
 2008                           0.75%     to       2.50%     16.36%     to      29.92%      (9.98)%    to       (8.93)%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                           0.30%     to       2.75%      0.75%     to       0.89%     (13.81)%    to      (11.67)%
 2010                           0.30%     to       2.75%      0.81%     to       1.51%      13.34%     to       16.15%
 2009                           0.30%     to       2.75%      1.66%     to       4.78%      25.94%     to       41.72%
 2008                           0.75%     to       2.50%      5.62%     to       6.32%     (45.28)%    to      (44.63)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                           0.30%     to       2.75%      2.11%     to       2.23%      (1.43)%    to        1.01%
 2010                           0.30%     to       2.75%      1.94%     to       2.69%      10.14%     to       12.87%
 2009                           0.30%     to       2.75%      5.38%     to      11.29%      21.22%     to       21.29%
 2008                           0.75%     to       2.50%      6.04%     to       9.11%     (32.31)%    to      (31.52)%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                           0.50%     to       2.70%      0.01%     to       0.02%     (11.70)%    to       (9.74)%
 2010                           0.50%     to       2.70%      1.24%     to       2.26%      12.92%     to       15.43%
 2009                           0.85%     to       2.70%      0.87%     to       2.15%      38.34%     to       40.92%
 2008                           1.15%     to       2.45%      5.46%     to       5.46%     (41.64)%    to      (41.13)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                           0.50%     to       2.70%      0.03%     to       0.06%     (16.18)%    to      (14.32)%
 2010                           0.50%     to       2.70%      0.37%     to       0.39%      11.21%     to       13.68%
 2009                           0.85%     to       2.70%      1.13%     to       1.13%      32.03%     to       34.49%
 2008                           0.85%     to       2.50%      1.04%     to       1.65%     (49.17)%    to      (48.61)%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                           0.30%     to       2.75%      1.04%     to       1.26%      (1.59)%    to        0.85%
 2010                           0.30%     to       2.75%      1.30%     to       1.37%      10.95%     to       13.70%
 2009                           0.50%     to       2.75%      1.60%     to       2.98%      19.58%     to       22.24%
 2008                           0.75%     to       2.50%      1.65%     to       3.79%     (33.88)%    to      (33.10)%

-------------------------------------------------------------------------------

                                                                      UNIT
                                                                   FAIR VALUE
SUB-ACCOUNT                            UNITS                  LOWEST TO HIGHEST #                NET ASSETS
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2011                                   2,501,126      $13.023500      to      $13.970522         $23,713,431
 2010                                   2,324,376      $14.375631      to      $15.772276          24,325,622
 2009                                   1,431,534      $12.103351      to      $13.588484          12,637,252
 2008                                     518,183       $6.519796      to       $6.607896           3,414,560
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                                  17,698,164      $13.248092      to      $13.475723         145,631,808
 2010                                  19,066,148      $14.581705      to      $15.200544         173,632,250
 2009                                  17,064,962      $12.427873      to      $13.289584         133,087,759
 2008                                   8,008,622       $5.991598      to       $6.080213          48,366,463
HARTFORD HIGH YIELD HLS FUND
 2011                                   4,217,909      $14.927279      to      $17.491587          56,995,080
 2010                                   4,543,023      $14.300738      to      $17.173016          59,908,443
 2009                                   2,901,797      $12.336945      to      $15.197270          33,366,703
 2008                                     441,369       $7.575364      to       $7.677483           3,365,795
HARTFORD INDEX HLS FUND
 2011                                      81,363      $11.028703      to      $14.105504           1,004,133
 2010                                       8,442      $13.851916      to      $13.883156             117,189
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                                   3,831,367      $12.032333      to      $12.941874          30,784,421
 2010                                   3,611,734      $14.098886      to      $15.463917          33,954,453
 2009                                   2,899,688      $12.339469      to      $13.883352          23,991,348
 2008                                   1,930,946       $6.185773      to       $6.277231          12,038,929
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                                     923,031      $10.348355      to      $17.457586           9,734,637
 2010                                   1,077,510      $10.556605      to      $18.151035          11,609,911
 2009                                   1,125,985       $8.476602      to      $14.826600           9,718,275
 2008                                     409,385       $5.693823      to       $5.770819           2,349,054
HARTFORD MONEY MARKET HLS
 FUND
 2011                                 565,451,189       $9.194513      to       $9.929569         712,778,718
 2010                                 582,366,378       $9.450894      to       $9.959449         732,606,534
 2009                                 790,306,695       $9.714418      to       $9.979280       1,000,952,621
 2008                               1,376,766,956       $1.030094      to      $10.087274       1,646,344,749
 2007                                 583,394,727       $1.034643      to       $1.185236         645,114,862
HARTFORD SMALL COMPANY HLS
 FUND
 2011                                   1,262,380      $14.555495      to      $14.926697          12,786,646
 2010                                   1,312,705      $15.137320      to      $15.877007          13,714,248
 2009                                   1,509,460       $8.587429      to      $13.146736          12,865,101
 2008                                     903,464       $6.597309      to       $6.686452           6,003,322
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                                     837,023      $12.683496      to      $18.403649          10,498,003
 2010                                     647,265      $12.612474      to      $18.642624           8,170,081
 2009                                     394,942       $9.314788      to      $14.024950           3,723,172
 2008                                     214,705       $6.846178      to       $6.938674           1,479,209

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2011                           0.50%     to       2.75%      0.16%     to       0.18%     (11.42)%    to       (9.41)%
 2010                           0.50%     to       2.75%      0.03%     to       0.03%      16.14%     to       18.77%
 2009                           0.50%     to       2.70%      0.36%     to       0.72%      21.03%     to       30.67%
 2008                           0.85%     to       2.45%      0.47%     to       1.29%     (38.66)%    to      (38.00)%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                           0.30%     to       2.75%        --      to         --      (11.35)%    to       (9.15)%
 2010                           0.30%     to       2.75%      0.02%     to       0.02%      14.38%     to       17.21%
 2009                           0.50%     to       2.75%      0.75%     to       0.93%      24.28%     to       26.09%
 2008                           0.75%     to       2.50%      0.66%     to       1.19%     (41.05)%    to      (40.36)%
HARTFORD HIGH YIELD HLS FUND
 2011                           0.30%     to       2.75%      5.90%     to       6.73%       1.86%     to        4.38%
 2010                           0.30%     to       2.75%      0.61%     to       0.65%      13.00%     to       15.80%
 2009                           0.50%     to       2.75%     14.70%     to      14.70%      23.37%     to       46.38%
 2008                           0.85%     to       2.45%     40.66%     to      46.73%     (26.72)%    to      (25.94)%
HARTFORD INDEX HLS FUND
 2011                           0.30%     to       1.50%      1.32%     to       1.61%       0.09%     to        1.30%
 2010                           0.50%     to       0.65%      2.17%     to       2.31%      13.71%     to       13.88%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                           0.50%     to       2.75%      0.05%     to       0.05%     (16.31)%    to      (14.40)%
 2010                           0.30%     to       2.75%      1.26%     to       1.40%      11.39%     to       14.14%
 2009                           0.50%     to       2.75%      2.57%     to       2.71%      23.40%     to       29.84%
 2008                           0.75%     to       2.50%      7.20%     to       8.47%     (40.48)%    to      (39.78)%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                           0.85%     to       2.75%        --      to         --       (3.82)%    to       (1.97)%
 2010                           0.85%     to       2.75%      0.66%     to       0.70%      22.42%     to       24.77%
 2009                           0.75%     to       2.75%      0.35%     to       0.72%      43.86%     to       46.76%
 2008                           0.85%     to       2.45%      1.25%     to       1.58%     (44.34)%    to      (43.74)%
HARTFORD MONEY MARKET HLS
 FUND
 2011                           0.30%     to       2.75%        --      to         --       (2.71)%    to       (0.30)%
 2010                           0.30%     to       2.75%        --      to         --       (2.71)%    to       (0.30)%
 2009                           0.50%     to       2.75%        --      to         --       (2.64)%    to       (0.21)%
 2008                           0.75%     to       2.55%      0.49%     to       1.65%      (0.44)%    to        0.60%
 2007                           0.85%     to       2.55%      4.77%     to       4.83%       2.30%     to        4.06%
HARTFORD SMALL COMPANY HLS
 FUND
 2011                           0.50%     to       2.75%        --      to         --       (5.99)%    to       (3.84)%
 2010                           0.50%     to       2.75%        --      to         --       20.77%     to       23.51%
 2009                           0.75%     to       2.75%      0.01%     to       0.01%      25.78%     to       28.32%
 2008                           0.85%     to       2.45%      0.32%     to       0.45%     (36.85)%    to      (36.17)%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                           0.85%     to       2.70%        --      to         --       (1.28)%    to        0.56%
 2010                           0.85%     to       2.70%        --      to         --       32.93%     to       35.40%
 2009                           0.85%     to       2.70%      0.08%     to       0.10%      31.78%     to       34.24%
 2008                           0.85%     to       2.45%      0.64%     to       0.75%     (35.52)%    to      (34.82)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2011                                 183,357       $9.883129      to      $15.306610          $1,791,488
 2010                                 215,623      $10.067692      to      $15.899777           2,195,988
 2009                                 247,875       $8.835711      to      $14.228649           2,244,934
 2008                                 125,095       $6.200603      to       $6.289721             781,427
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                               5,105,764      $10.386061      to      $11.098416          52,660,139
 2010                               4,807,088      $10.179357      to      $10.582456          47,999,084
 2009                               4,488,604       $9.916951      to      $10.080811          43,863,750
 2008                               2,938,364       $9.524540      to       $9.656858          28,182,183
HARTFORD VALUE HLS FUND
 2011                               2,331,846      $13.267078      to      $13.447480          22,608,700
 2010                               2,366,692      $13.784560      to      $13.909418          23,642,146
 2009                                 834,530       $8.528526      to       $8.799340           7,270,741
 2008                                 488,049       $7.042157      to       $7.122333           3,451,141
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2011                               5,156,082      $13.174899      to      $13.249650          50,956,329
 2010                               4,651,434      $13.042443      to      $13.482401          46,169,757
 2009                               4,374,728      $11.689368      to      $12.358442          38,878,300
 2008                               2,970,740       $7.192825      to       $7.275350          21,482,558
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2011                               2,816,824      $13.472579      to      $13.633115          26,643,384
 2010                               2,893,066      $13.796937      to      $14.007941          27,878,705
 2009                               2,788,722      $12.382862      to      $12.851649          23,912,534
 2008                               1,601,993       $6.626079      to       $6.679716          10,673,807
AMERICAN FUNDS BOND HLS FUND
 2011                              14,900,904      $11.832293      to      $12.011818         160,472,941
 2010                              16,151,651      $11.212517      to      $11.664880         166,633,769
 2009                              15,055,971      $10.583985      to      $11.295400         148,368,692
 2008                               6,032,284       $8.829886      to       $8.933982          53,586,884
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2011                               3,554,982      $11.586350      to      $11.756560          39,651,417
 2010                               3,125,828      $11.144250      to      $11.588445          33,957,922
 2009                               3,212,884      $10.650417      to      $11.360991          33,795,357
 2008                               2,008,133       $9.689117      to       $9.799988          19,565,569
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2011                               7,660,556      $13.229196      to      $14.291132          66,209,099
 2010                               8,333,636      $13.995685      to      $15.494577          76,688,883
 2009                               9,040,118      $12.587813      to      $14.295567          75,088,531
 2008                               6,194,830       $5.958336      to       $6.026788          37,113,004
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2011                               2,805,066      $12.510652      to      $14.024610          25,283,096
 2010                               2,961,672      $13.775736      to      $15.873990          29,690,669
 2009                               2,953,099      $12.427257      to      $14.653651          26,727,214
 2008                               2,150,832       $6.300038      to       $6.372372          13,617,813

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2011                           0.75%     to       2.70%      0.52%     to       1.41%      (3.73)%    to       (1.83)%
 2010                           0.75%     to       2.70%      1.21%     to       1.22%      11.75%     to       13.94%
 2009                           0.75%     to       2.70%      1.65%     to       2.22%      37.77%     to       40.48%
 2008                           0.75%     to       2.45%      3.75%     to       6.34%     (41.61)%    to      (40.94)%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                           0.30%     to       2.75%      0.16%     to       2.49%       2.03%     to        4.56%
 2010                           0.50%     to       2.75%      4.55%     to       5.94%       0.98%     to        3.28%
 2009                           0.75%     to       2.75%      0.04%     to       0.04%       0.58%     to        2.61%
 2008                           0.85%     to       2.50%     13.82%     to      19.13%      (2.65)%    to       (1.58)%
HARTFORD VALUE HLS FUND
 2011                           0.50%     to       2.75%      0.81%     to       2.69%      (4.62)%    to       (2.45)%
 2010                           0.50%     to       2.75%      1.19%     to       1.78%      11.56%     to       14.10%
 2009                           0.75%     to       2.45%      2.58%     to       2.67%      21.36%     to       23.44%
 2008                           0.85%     to       2.20%      2.62%     to       6.85%     (33.74)%    to      (33.13)%
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2011                           0.30%     to       2.75%      1.31%     to       1.32%      (1.73)%    to        0.71%
 2010                           0.50%     to       2.75%      1.75%     to       2.40%       9.10%     to       11.58%
 2009                           0.50%     to       2.75%      2.60%     to       2.60%      16.89%     to       20.24%
 2008                           0.75%     to       2.45%        --      to         --      (28.59)%    to      (27.77)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2011                           0.30%     to       2.70%        --      to       0.02%      (3.82)%    to       (1.48)%
 2010                           0.50%     to       2.70%      2.85%     to       5.60%       9.00%     to       11.42%
 2009                           0.50%     to       2.70%      1.31%     to       1.31%      23.83%     to       24.06%
 2008                           1.25%     to       2.45%        --      to         --      (35.17)%    to      (34.65)%
AMERICAN FUNDS BOND HLS FUND
 2011                           0.30%     to       2.75%      2.64%     to       3.26%       2.97%     to        5.53%
 2010                           0.30%     to       2.75%      2.27%     to       2.27%       3.27%     to        5.83%
 2009                           0.50%     to       2.75%      3.21%     to       3.21%       5.84%     to        9.19%
 2008                           0.75%     to       2.50%        --      to         --      (11.85)%    to      (10.82)%
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2011                           0.30%     to       2.75%      2.03%     to       3.91%       1.45%     to        3.97%
 2010                           0.30%     to       2.75%      0.99%     to       1.06%       2.00%     to        4.53%
 2009                           0.50%     to       2.75%      2.78%     to       2.78%       6.46%     to        6.50%
 2008                           0.75%     to       2.45%        --      to         --       (2.93)%    to       (1.83)%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2011                           0.30%     to       2.75%      2.24%     to       2.50%      (7.77)%    to       (5.48)%
 2010                           0.30%     to       2.75%      1.71%     to       2.05%       8.39%     to       11.07%
 2009                           0.50%     to       2.75%      2.48%     to       2.48%      25.88%     to       35.59%
 2008                           0.75%     to       2.45%        --      to         --      (40.88)%    to      (40.20)%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2011                           0.30%     to       2.75%      1.05%     to       1.11%     (11.65)%    to       (9.46)%
 2010                           0.50%     to       2.75%      0.91%     to       1.31%       8.39%     to       10.85%
 2009                           0.50%     to       2.70%      1.84%     to       1.84%      24.27%     to       38.00%
 2008                           0.75%     to       2.45%        --      to         --      (37.36)%    to      (36.64)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                               5,899,303      $12.375597      to      $15.425020         $46,373,973
 2010                               6,404,019      $15.400798      to      $19.672721          63,184,851
 2009                               6,596,997      $12.642178      to      $16.565575          53,538,564
 2008                               3,367,081       $5.011352      to       $5.070685          16,975,677
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                              29,047,978      $13.819059      to      $14.928787         261,129,592
 2010                              31,079,405      $14.524331      to      $16.080226         294,660,792
 2009                              30,747,662      $12.295824      to      $13.964315         248,475,238
 2008                              17,690,992       $5.783494      to       $5.851955         102,913,055
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2011                              15,489,618      $13.117335      to      $13.459244         138,992,189
 2010                              16,510,682      $13.441479      to      $14.134195         152,371,954
 2009                              16,710,339      $12.121401      to      $13.075097         139,993,210
 2008                               9,436,604       $6.393426      to       $6.469048          60,687,008
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                              22,091,602      $11.294208      to      $12.959643         170,641,799
 2010                              21,624,899      $13.207404      to      $15.531653         196,323,831
 2009                              19,383,728      $12.377279      to      $14.931026         165,985,999
 2008                              11,027,862       $5.988522      to       $6.059340          66,450,276
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2011                               5,076,172      $12.461947      to      $14.513316          44,694,896
 2010                               5,976,241      $14.573354      to      $17.393936          62,064,792
 2009                               5,768,948      $12.423452      to      $15.210443          51,022,990
 2008                               3,446,773       $5.903393      to       $5.973191          20,462,894
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2011                               3,708,946      $10.149291      to      $10.208088          37,732,732
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                                 292,794      $10.618667      to      $12.297888           3,236,300
 2010                                  24,036      $11.285819      to      $12.880117             307,418
 2009                                     700      $10.875521      to      $10.875521               7,609
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                               1,442,556      $10.937377      to      $13.624033          15,527,711
 2010                               1,274,552      $11.009334      to      $13.969711          13,926,504
 2009                               1,122,995       $9.674588      to      $12.505226          10,848,407
 2008                                 440,544       $7.801894      to       $7.906371           3,466,201
LORD ABBETT BOND DEBENTURE
 FUND
 2011                               6,171,792      $12.679270      to      $15.225477          77,751,139
 2010                               6,412,890      $12.150902      to      $14.992803          78,583,689
 2009                               6,609,066      $10.872900      to      $13.721049          73,176,274
 2008                               3,102,985       $8.259432      to       $8.380467          25,825,763

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                           0.30%     to       2.75%      1.36%     to       1.68%     (21.59)%    to      (19.64)%
 2010                           0.30%     to       2.75%      0.02%     to       0.02%      18.76%     to       21.70%
 2009                           0.50%     to       2.75%      0.08%     to       0.08%      26.42%     to       56.41%
 2008                           0.75%     to       2.50%        --      to         --      (50.32)%    to      (49.74)%
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                           0.30%     to       2.75%        --      to         --       (7.16)%    to       (4.86)%
 2010                           0.30%     to       2.75%      0.51%     to       0.54%      15.15%     to       18.01%
 2009                           0.50%     to       2.75%      0.49%     to       0.81%      22.96%     to       35.25%
 2008                           0.75%     to       2.50%      1.57%     to       2.12%     (42.59)%    to      (41.92)%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2011                           0.30%     to       2.75%        --      to         --       (4.78)%    to       (2.41)%
 2010                           0.30%     to       2.75%      1.19%     to       5.47%       8.10%     to       10.78%
 2009                           0.50%     to       2.75%      1.70%     to       2.02%      21.21%     to       27.31%
 2008                           0.75%     to       2.50%      2.61%     to       2.90%     (37.24)%    to      (36.50)%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                           0.30%     to       2.75%      1.48%     to       1.69%     (16.56)%    to      (14.49)%
 2010                           0.30%     to       2.75%      0.96%     to       1.34%       4.02%     to        6.60%
 2009                           0.50%     to       2.75%      1.30%     to       1.30%      23.77%     to       38.88%
 2008                           0.75%     to       2.50%        --      to         --      (40.47)%    to      (39.76)%
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2011                           0.30%     to       2.75%      1.34%     to       2.36%     (16.56)%    to      (14.49)%
 2010                           0.30%     to       2.75%      0.96%     to       0.96%      14.36%     to       17.19%
 2009                           0.50%     to       2.75%      1.49%     to       1.49%      24.24%     to       45.10%
 2008                           0.75%     to       2.50%        --      to         --      (41.27)%    to      (40.58)%
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2011                           0.50%     to       1.50%      0.79%     to       0.89%       1.51%     to        2.09%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                           0.30%     to       1.50%      0.26%     to       0.45%      (5.91)%    to       (4.78)%
 2010                           0.50%     to       1.50%      0.26%     to       0.67%      12.86%     to       18.43%
 2009                           0.50%     to       0.50%      0.15%     to       0.15%       8.76%     to        8.76%
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                           0.85%     to       2.70%      2.61%     to       2.78%      (2.47)%    to       (0.65)%
 2010                           0.85%     to       2.70%      2.93%     to       2.98%      11.71%     to       13.80%
 2009                           0.85%     to       2.70%      4.64%     to      10.35%      20.12%     to       22.36%
 2008                           0.85%     to       2.45%     11.86%     to      14.59%     (24.64)%    to      (23.83)%
LORD ABBETT BOND DEBENTURE
 FUND
 2011                           0.30%     to       2.75%      5.54%     to       6.65%       1.55%     to        4.07%
 2010                           0.50%     to       2.75%      5.59%     to      16.58%       9.27%     to       11.75%
 2009                           0.50%     to       2.75%     10.06%     to      17.07%       8.73%     to       30.67%
 2008                           0.75%     to       2.50%      8.63%     to      18.49%     (19.58)%    to      (18.64)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                               1,442,473      $11.441826      to      $12.501447         $12,721,930
 2010                               1,616,492      $12.243627      to      $13.675170          15,315,744
 2009                               1,513,943       $8.196534      to      $11.965883          12,347,559
 2008                               1,023,336       $6.845272      to       $6.945580           7,066,666
MFS CORE EQUITY SERIES
 2011                               2,231,507      $10.296034      to      $14.639099          18,202,605
 2010                               2,570,830      $10.501399      to      $15.210128          21,628,420
 2009                               3,042,503       $9.044579      to      $13.344441          22,258,659
 2008                               3,614,121       $4.343066      to       $6.894720          20,293,395
 2007                               4,626,873       $7.322856      to      $11.440100          43,479,094
MFS GROWTH SERIES
 2011                               7,520,375      $14.041207      to      $14.692034          59,135,987
 2010                               6,939,287      $14.119829      to      $15.158747          56,875,907
 2009                               7,633,607       $8.914161      to      $13.523277          54,840,968
 2008                               7,924,377       $3.915227      to       $6.530042          41,586,870
 2007                               8,189,279       $6.418030      to      $10.523433          70,257,927
MFS GLOBAL EQUITY SERIES
 2011                               1,476,698      $13.828035      to      $16.295758          20,438,283
 2010                               1,596,101      $14.856419      to      $17.177739          23,611,747
 2009                               1,808,474      $13.590605      to      $15.418702          24,208,687
 2008                               2,067,387       $9.205089      to      $11.782035          21,351,995
 2007                               2,506,516      $14.258638      to      $17.942006          39,807,568
MFS HIGH INCOME SERIES
 2011                              14,950,997      $16.253396      to      $17.035508         218,275,129
 2010                              18,496,688      $15.745804      to      $16.828511         263,432,172
 2009                              19,130,781      $13.841030      to      $15.083900         242,007,067
 2008                              14,675,417       $8.508150      to       $9.590820         129,967,916
 2007                              16,210,492      $12.205674      to      $13.526642         204,654,314
MFS INVESTORS GROWTH STOCK
 SERIES
 2011                               6,533,957       $9.521792      to      $14.705781          49,603,781
 2010                               6,590,384       $9.547958      to      $15.029221          51,361,525
 2009                               8,432,589       $8.561398      to      $13.734560          59,297,756
 2008                               9,374,062       $4.308344      to       $6.187191          48,168,652
 2007                              11,538,778       $7.001540      to       $9.884952          96,218,603
MFS INVESTORS TRUST SERIES
 2011                              31,298,902      $12.944985      to      $12.955093         284,383,098
 2010                              37,673,459      $13.332258      to      $13.620354         355,461,213
 2009                              43,284,748       $9.629790      to      $12.614593         373,439,007
 2008                              47,116,354       $6.595768      to       $7.641920         325,835,726
 2007                              50,025,503      $10.111297      to      $11.499748         524,881,724
MFS MID CAP GROWTH SERIES
 2011                              12,380,003       $5.653302      to      $16.189354          63,849,051
 2010                              19,574,443       $6.057099      to      $17.714186         108,442,576
 2009                              19,146,637       $4.704525      to      $14.057845          83,348,406
 2008                              17,582,772       $3.136146      to       $3.341523          55,162,219
 2007                              20,117,841       $6.642002      to       $6.946753         132,768,469

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                           0.50%     to       2.70%      0.73%     to       1.02%      (8.58)%    to       (6.55)%
 2010                           0.50%     to       2.70%      0.58%     to       1.16%      14.29%     to       16.83%
 2009                           0.75%     to       2.70%      1.15%     to       2.43%      15.73%     to       18.01%
 2008                           0.75%     to       2.50%      5.29%     to      20.93%     (34.88)%    to      (34.12)%
MFS CORE EQUITY SERIES
 2011                           0.95%     to       2.80%      0.90%     to       0.96%      (3.75)%    to       (1.96)%
 2010                           0.95%     to       2.80%      1.06%     to       1.06%      13.98%     to       16.11%
 2009                           0.95%     to       2.80%      1.71%     to       1.71%      28.78%     to       31.18%
 2008                           0.95%     to       2.55%      0.66%     to       0.81%     (40.69)%    to      (39.73)%
 2007                           0.95%     to       2.55%      0.36%     to       0.36%       8.35%     to       10.10%
MFS GROWTH SERIES
 2011                           0.30%     to       2.80%      0.02%     to       0.19%      (3.08)%    to       (0.86)%
 2010                           0.50%     to       2.80%        --      to         --       12.16%     to       14.45%
 2009                           0.85%     to       2.75%      0.25%     to       0.25%      33.94%     to       36.51%
 2008                           0.85%     to       2.55%      0.20%     to       0.23%     (39.00)%    to      (37.95)%
 2007                           0.85%     to       2.55%        --      to         --       18.12%     to       20.15%
MFS GLOBAL EQUITY SERIES
 2011                           0.85%     to       2.75%      0.84%     to       0.90%      (6.92)%    to       (5.13)%
 2010                           0.85%     to       2.75%      0.93%     to       1.05%       9.31%     to       11.41%
 2009                           0.85%     to       2.75%      2.21%     to       2.92%      28.40%     to       30.87%
 2008                           0.85%     to       2.55%      0.97%     to       1.03%     (35.44)%    to      (34.33)%
 2007                           0.85%     to       2.55%      1.92%     to       1.92%       6.45%     to        8.27%
MFS HIGH INCOME SERIES
 2011                           0.85%     to       2.80%      9.04%     to       9.35%       1.23%     to        3.22%
 2010                           0.85%     to       2.80%      1.82%     to       6.70%      11.57%     to       13.76%
 2009                           0.85%     to       2.80%      7.16%     to       7.16%      41.08%     to       43.85%
 2008                           0.85%     to       2.55%      9.07%     to       9.21%     (30.29)%    to      (29.10)%
 2007                           0.85%     to       2.55%      5.16%     to       6.26%      (0.79)%    to        0.91%
MFS INVESTORS GROWTH STOCK
 SERIES
 2011                           0.85%     to       2.75%      0.52%     to       0.56%      (2.15)%    to       (0.27)%
 2010                           0.85%     to       2.75%      0.39%     to       0.44%       9.43%     to       11.52%
 2009                           0.85%     to       2.75%      0.77%     to       0.77%      35.77%     to       38.37%
 2008                           0.85%     to       2.55%      0.53%     to       0.59%     (38.47)%    to      (37.41)%
 2007                           0.85%     to       2.55%      0.29%     to       0.29%       8.56%     to       10.42%
MFS INVESTORS TRUST SERIES
 2011                           0.50%     to       2.80%      0.88%     to       0.93%      (4.88)%    to       (2.90)%
 2010                           0.50%     to       2.80%      0.75%     to       0.75%       8.03%     to       10.33%
 2009                           0.70%     to       2.75%      1.56%     to       1.87%      23.46%     to       26.01%
 2008                           0.70%     to       2.55%      0.86%     to       0.89%     (34.77)%    to      (33.55)%
 2007                           0.70%     to       2.55%      0.30%     to       0.81%       7.53%     to        9.54%
MFS MID CAP GROWTH SERIES
 2011                           0.70%     to       2.80%        --      to         --       (8.61)%    to       (6.67)%
 2010                           0.70%     to       2.80%        --      to         --       26.08%     to       28.75%
 2009                           0.70%     to       2.75%      0.30%     to       0.30%      37.93%     to       40.79%
 2008                           0.70%     to       2.55%        --      to         --      (52.78)%    to      (51.90)%
 2007                           0.70%     to       2.55%      0.11%     to       0.17%       7.06%     to        9.06%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2011                              16,387,868       $8.790789      to      $20.195587        $209,863,266
 2010                              19,232,141      $20.562993      to      $23.146322         280,246,841
 2009                              23,055,911      $15.211050      to      $17.468198         251,682,405
 2008                              25,604,459       $5.168903      to       $6.771751         174,055,576
 2007                              27,766,073       $8.740299      to      $11.223146         314,820,241
MFS TOTAL RETURN SERIES
 2011                              66,853,907      $12.497472      to      $12.500488         898,521,008
 2010                              78,533,199      $12.342474      to      $12.628741       1,058,091,469
 2009                              88,500,101      $11.280481      to      $11.814046       1,108,001,544
 2008                              95,143,804      $10.592590      to      $11.412340       1,036,620,837
 2007                              107,480,602     $13.955001      to      $14.736831       1,538,111,158
MFS VALUE SERIES
 2011                              27,180,453      $12.962336      to      $13.019258         342,014,550
 2010                              29,241,531      $13.062233      to      $13.429849         378,973,808
 2009                              28,820,130      $11.768356      to      $12.367556         349,973,875
 2008                              22,373,767       $7.307428      to      $11.556828         244,740,665
 2007                              15,109,869      $17.585857      to      $18.846102         274,984,652
MFS RESEARCH BOND SERIES
 2011                              26,935,470      $12.239764      to      $12.596936         336,634,052
 2010                              27,873,087      $11.529682      to      $12.135843         332,807,085
 2009                              22,402,627      $10.776388      to      $11.587143         254,666,493
 2008                              12,659,031       $9.750337      to      $10.403409         126,850,761
 2007                               8,571,948      $10.244550      to      $10.746443          89,627,222
MFS RESEARCH INTERNATIONAL
 SERIES
 2011                               3,938,506      $12.051524      to      $12.799862          44,693,626
 2010                               4,278,033      $13.637966      to      $14.770591          55,389,560
 2009                               4,858,774      $12.412738      to      $13.723028          57,768,376
 2008                               5,390,099       $8.987191      to       $9.566686          49,832,168
 2007                               3,617,570      $16.005105      to      $16.749135          59,047,011
MFS RESEARCH SERIES
 2011                               2,844,748      $12.197402      to      $14.162098          33,533,133
 2010                               2,932,762      $12.357294      to      $14.630500          35,280,469
 2009                               3,296,011       $9.903811      to      $10.753312          34,627,175
 2008                               3,017,275       $7.782479      to       $8.307570          24,661,227
 2007                               3,333,539      $12.491769      to      $13.109180          42,766,780
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2011                                  62,053       $9.419996      to       $9.506683             586,773
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2011                                  36,835      $10.549517      to      $12.309800             448,267
 2010                                  53,725      $12.211586      to      $14.385458             758,435
 2009                                  70,233      $10.770930      to      $13.965835             891,650
 2008                                  79,543       $8.323313      to       $9.958971             746,826
 2007                                  88,561      $15.610518      to      $18.866608           1,542,262

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2011                           0.50%     to       2.80%        --      to         --      (12.75)%    to      (12.09)%
 2010                           0.85%     to       2.80%        --      to         --       32.58%     to       35.19%
 2009                           0.85%     to       2.75%        --      to         --       58.76%     to       61.80%
 2008                           0.55%     to       2.55%        --      to         --      (40.86)%    to      (39.66)%
 2007                           0.55%     to       2.55%        --      to         --       (0.07)%    to        1.96%
MFS TOTAL RETURN SERIES
 2011                           0.30%     to       2.80%      0.31%     to       2.70%      (1.04)%    to        1.28%
 2010                           0.30%     to       2.80%      1.88%     to       1.88%       6.90%     to        9.30%
 2009                           0.50%     to       2.80%        --      to         --       12.81%     to       14.77%
 2008                           0.55%     to       2.55%      3.11%     to       3.16%     (24.10)%    to      (22.56)%
 2007                           0.55%     to       2.55%      2.00%     to       2.51%       1.59%     to        3.64%
MFS VALUE SERIES
 2011                           0.30%     to       2.80%      1.31%     to       1.70%      (3.06)%    to       (0.76)%
 2010                           0.30%     to       2.80%        --      to         --        8.46%     to       10.88%
 2009                           0.50%     to       2.75%        --      to         --       17.68%     to       19.13%
 2008                           0.75%     to       2.55%      1.34%     to       1.34%     (34.28)%    to      (30.68)%
 2007                           0.85%     to       2.55%      0.73%     to       0.85%       5.19%     to        7.00%
MFS RESEARCH BOND SERIES
 2011                           0.30%     to       2.80%      2.00%     to       2.69%       3.80%     to        6.16%
 2010                           0.30%     to       2.80%        --      to         --        4.50%     to        6.88%
 2009                           0.50%     to       2.75%      1.21%     to       1.21%       7.76%     to       12.77%
 2008                           0.85%     to       2.55%      2.28%     to       3.10%      (4.82)%    to       (3.19)%
 2007                           0.85%     to       2.55%      2.40%     to       2.73%       1.58%     to        3.33%
MFS RESEARCH INTERNATIONAL
 SERIES
 2011                           0.85%     to       2.80%      1.94%     to       1.96%     (13.34)%    to      (11.63)%
 2010                           0.85%     to       2.80%      1.61%     to       1.61%       7.75%     to        9.87%
 2009                           0.85%     to       2.70%      1.71%     to       1.71%      27.37%     to       29.75%
 2008                           0.85%     to       2.55%      0.75%     to       0.77%     (43.85)%    to      (42.88)%
 2007                           0.85%     to       2.55%        --      to         --        9.98%     to       11.87%
MFS RESEARCH SERIES
 2011                           0.85%     to       2.80%      0.83%     to       0.90%      (3.20)%    to       (1.29)%
 2010                           0.85%     to       2.80%      0.92%     to       0.92%      12.70%     to       14.92%
 2009                           0.85%     to       2.55%      1.44%     to       1.47%      27.26%     to       29.44%
 2008                           0.85%     to       2.55%      0.51%     to       0.53%     (37.70)%    to      (36.63)%
 2007                           0.85%     to       2.55%      0.25%     to       0.46%      10.35%     to       12.25%
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2011                           0.50%     to       1.50%      3.26%     to       6.18%      (5.80)%    to       (4.93)%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2011                           1.40%     to       2.35%      0.95%     to       0.96%     (14.43)%    to      (13.61)%
 2010                           1.40%     to       2.35%      3.10%     to       3.11%       8.65%     to        9.68%
 2009                           1.40%     to       2.35%      2.33%     to       2.87%      29.63%     to       30.86%
 2008                           1.40%     to       2.40%      0.12%     to       0.37%     (47.21)%    to      (46.68)%
 2007                           1.40%     to       2.40%      0.85%     to       1.54%      33.64%     to       34.98%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2011                                 117,398       $9.014259      to      $10.039407          $1,147,597
 2010                                 126,306       $8.922495      to      $10.037166           1,249,603
 2009                                 141,637       $7.795563      to       $8.857504           1,221,554
 2008                                 156,427       $6.265303      to       $7.190320           1,080,663
 2007                                 181,577      $10.714235      to      $12.420009           2,158,102
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2011                                 168,708      $10.215239      to      $10.309221           1,728,069
UIF MID CAP GROWTH PORTFOLIO
 2011                               2,412,191      $11.094492      to      $18.285948          26,367,296
 2010                               2,511,545      $12.042001      to      $20.248660          29,986,902
 2009                               2,781,163       $9.172671      to      $15.735172          25,455,912
 2008                               1,725,399       $5.787808      to       $5.867795          10,078,157
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                               1,492,590      $10.594517      to      $16.687980          16,021,119
 2010                               1,564,972      $10.597346      to      $17.004157          16,937,461
 2009                               1,624,403       $8.747530      to      $14.297989          14,588,118
 2008                                 977,151       $6.339560      to       $6.860736           6,480,460
 2007                                 253,970      $12.008550      to      $13.831448           3,267,435
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2011                                 138,104       $7.317129      to       $8.011904           1,077,590
 2010                                 136,508       $7.978864      to       $8.636505           1,150,564
 2009                                 138,532       $6.437888      to       $6.888948             935,934
 2008                                 127,454       $3.850448      to       $4.073139             510,578
 2007                                  96,139       $8.152510      to       $8.525023             810,822
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO+
 2011                                 482,403       $4.710467      to       $5.157715           2,416,988
 2010                                 613,648       $5.246144      to       $5.678500           3,398,591
 2009                                 720,229       $4.244987      to       $4.542372           3,200,877
 2008                                 850,255       $2.571081      to       $2.719763           2,269,513
 2007                                 673,776       $5.185166      to       $5.422083           3,599,010
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2011                                  80,188      $10.110543      to      $11.070503             863,063
 2010                                  71,985      $11.168445      to      $12.088848             846,622
 2009                                  81,181       $8.644265      to       $9.249819             734,230
 2008                                  74,773       $5.538087      to       $5.858325             429,576
 2007                                  57,697      $10.998815      to      $11.462786             651,659
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2011                                  74,330      $10.959190      to      $11.999312             869,813
 2010                                  68,187      $10.783596      to      $11.672055             780,405
 2009                                  75,321      $10.157929      to      $10.869185             803,795
 2008                                  67,079       $8.718935      to       $9.222830             611,362
 2007                                  74,873      $11.445540      to      $11.968451             884,903
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2011                                 167,853       $8.865043      to       $8.946664           1,520,195

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2011                           1.40%     to       2.40%      0.63%     to       0.78%       0.02%     to        1.03%
 2010                           1.40%     to       2.40%      1.14%     to       1.63%      12.75%     to       13.88%
 2009                           1.40%     to       2.40%      0.01%     to       0.01%      23.19%     to       24.42%
 2008                           1.40%     to       2.40%      0.26%     to       0.45%     (42.11)%    to      (41.52)%
 2007                           1.40%     to       2.40%      0.20%     to       0.26%       5.82%     to        6.88%
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2011                           0.50%     to       1.50%      2.00%     to       2.29%       2.15%     to        3.09%
UIF MID CAP GROWTH PORTFOLIO
 2011                           0.75%     to       2.75%      0.23%     to       0.26%      (9.69)%    to       (7.87)%
 2010                           0.75%     to       2.75%        --      to         --       28.68%     to       31.28%
 2009                           0.75%     to       2.75%        --      to         --       53.11%     to       56.19%
 2008                           0.85%     to       2.50%      0.22%     to       0.22%     (45.91)%    to      (45.31)%
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                           0.85%     to       2.70%      0.59%     to       0.61%      (1.86)%    to       (0.03)%
 2010                           0.85%     to       2.70%      0.83%     to       0.86%      18.93%     to       21.15%
 2009                           0.85%     to       2.70%      1.16%     to       1.53%      35.46%     to       37.98%
 2008                           0.85%     to       2.50%      0.25%     to       0.80%     (42.87)%    to      (39.56)%
 2007                           1.35%     to       2.50%      0.50%     to       0.67%       5.08%     to        6.30%
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2011                           1.35%     to       2.50%        --      to         --       (8.29)%    to       (7.23)%
 2010                           1.35%     to       2.50%        --      to         --       23.94%     to       25.37%
 2009                           1.35%     to       2.50%        --      to         --       67.20%     to       69.13%
 2008                           1.35%     to       2.50%      0.07%     to       0.07%     (52.77)%    to      (52.22)%
 2007                           1.35%     to       2.50%        --      to         --       19.47%     to       20.85%
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO+
 2011                           1.35%     to       2.50%        --      to         --      (10.21)%    to       (9.17)%
 2010                           1.35%     to       2.50%        --      to         --       23.58%     to       25.01%
 2009                           1.35%     to       2.50%        --      to         --       65.11%     to       67.01%
 2008                           1.35%     to       2.50%        --      to         --      (50.42)%    to      (49.84)%
 2007                           1.35%     to       2.50%        --      to         --       16.14%     to       17.49%
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2011                           1.35%     to       2.50%        --      to       0.15%      (9.47)%    to       (8.42)%
 2010                           1.35%     to       2.50%        --      to         --       29.20%     to       30.69%
 2009                           1.35%     to       2.50%        --      to         --       56.09%     to       57.89%
 2008                           1.35%     to       2.50%      0.46%     to       0.72%     (49.48)%    to      (48.89)%
 2007                           1.35%     to       2.20%      0.10%     to       0.17%      19.98%     to       21.00%
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2011                           1.35%     to       2.50%      6.27%     to       6.95%       1.63%     to        2.80%
 2010                           1.35%     to       2.50%      6.00%     to       6.07%       6.16%     to        7.39%
 2009                           1.35%     to       2.50%      6.93%     to       7.04%      16.50%     to       17.85%
 2008                           1.35%     to       2.50%      1.76%     to       2.12%     (23.82)%    to      (22.94)%
 2007                           1.35%     to       2.50%      6.04%     to       6.47%       1.08%     to        2.25%
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2011                           0.50%     to       1.50%      0.68%     to       1.13%     (11.35)%    to      (10.53)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                                 286,259       $9.175765      to      $14.661738          $2,625,631
 2010                                 298,124       $9.383033      to      $15.280537           2,800,542
 2009                                 338,692       $8.670403      to      $14.390901           2,983,346
 2008                                 175,373       $5.983369      to       $6.066067           1,057,142
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                               3,043,406       $9.479173      to      $14.456531          28,503,955
 2010                               3,102,854      $10.440769      to      $16.244864          32,002,764
 2009                               3,330,171       $9.091739      to      $14.431646          30,069,311
 2008                               2,412,375       $6.478219      to       $6.573235          15,754,488
OPPENHEIMER MAIN STREET
 FUND/VA
 2011                                 347,115       $9.764597      to      $14.152904           3,355,752
 2010                                 256,255       $9.879026      to      $14.593482           2,537,014
 2009                                 251,866       $8.602066      to      $12.950825           2,174,143
 2008                                 148,530       $6.688394      to       $6.777960           1,001,478
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                               2,658,375      $10.923371      to      $16.343630          28,677,185
 2010                               2,939,236      $11.274242      to      $17.209473          32,956,942
 2009                               3,185,866       $9.230857      to      $14.374862          29,411,750
 2008                               1,596,779       $6.696166      to       $6.794283          10,774,226
OPPENHEIMER VALUE FUND/ VA
 2011                                 165,954       $9.115962      to      $13.652516           1,541,212
 2010                                 143,100       $9.199060      to       $9.625296           1,389,456
 2009                                 212,399       $8.211525      to       $8.455636           1,798,331
 2008                                 171,612       $6.295470      to       $6.366550           1,085,350
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                               7,493,345      $11.843122      to      $16.283898          87,183,520
 2010                               8,774,553      $12.322677      to      $17.285592         107,300,181
 2009                               9,270,764      $11.019201      to      $15.769223         101,820,907
 2008                               4,282,230       $7.042341      to       $7.146244          30,391,469
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                                 688,977      $10.506520      to      $15.010968           7,120,025
 2010                                 727,108      $10.630143      to      $15.440421           7,642,758
 2009                                 726,166       $9.338424      to      $13.789621           6,730,516
 2008                                 335,763       $6.877682      to       $6.952999           2,322,036
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                                 179,940       $6.712534      to      $11.544659           1,238,367
 2010                                 175,158       $7.851992      to      $13.757115           1,414,119
 2009                                 186,215       $7.392382      to      $13.193438           1,399,090
 2008                                 114,700       $5.844073      to       $5.908142             674,450

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                           0.85%     to       2.75%      0.11%     to       0.12%      (4.05)%    to       (2.21)%
 2010                           0.85%     to       2.75%        --      to         --        6.18%     to        8.22%
 2009                           0.85%     to       2.75%        --      to         --       40.25%     to       42.93%
 2008                           0.85%     to       2.50%        --      to         --      (44.90)%    to      (44.29)%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                           0.75%     to       2.75%      1.06%     to       1.06%     (11.01)%    to       (9.21)%
 2010                           0.75%     to       2.75%      1.22%     to       1.24%      12.56%     to       14.84%
 2009                           0.75%     to       2.75%      2.27%     to       2.27%      35.58%     to       38.32%
 2008                           0.75%     to       2.50%        --      to         --      (38.72)%    to      (38.00)%
OPPENHEIMER MAIN STREET
 FUND/VA
 2011                           0.85%     to       2.75%      0.59%     to       0.65%      (3.02)%    to       (1.16)%
 2010                           0.85%     to       2.75%      0.67%     to       0.89%      12.68%     to       14.85%
 2009                           0.85%     to       2.75%      1.36%     to       1.36%      24.53%     to       26.91%
 2008                           0.85%     to       2.45%        --      to         --      (36.53)%    to      (35.85)%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                           0.75%     to       2.75%      0.39%     to       0.40%      (5.03)%    to       (3.11)%
 2010                           0.75%     to       2.75%      0.36%     to       0.42%      19.72%     to       22.14%
 2009                           0.75%     to       2.75%      0.23%     to       0.23%      33.18%     to       35.86%
 2008                           0.75%     to       2.50%        --      to         --      (36.25)%    to      (35.50)%
OPPENHEIMER VALUE FUND/ VA
 2011                           0.85%     to       2.70%        --      to       0.88%      (7.03)%    to       (5.29)%
 2010                           0.85%     to       2.45%      0.89%     to       0.89%      12.03%     to       13.83%
 2009                           0.85%     to       2.45%      0.16%     to       0.36%      29.37%     to       31.45%
 2008                           0.85%     to       2.20%        --      to         --      (41.51)%    to      (40.98)%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                           0.75%     to       2.75%      9.55%     to       9.62%      (5.79)%    to       (3.89)%
 2010                           0.75%     to       2.75%     13.81%     to      13.88%       9.62%     to       11.83%
 2009                           0.75%     to       2.75%      4.65%     to       4.65%      51.15%     to       54.20%
 2008                           0.75%     to       2.50%        --      to         --      (31.12)%    to      (30.31)%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                           0.75%     to       2.40%      3.70%     to       4.30%      (2.78)%    to       (1.16)%
 2010                           0.75%     to       2.40%      2.06%     to       4.63%      11.97%     to       13.83%
 2009                           0.75%     to       2.40%        --      to         --       32.00%     to       34.20%
 2008                           0.85%     to       2.15%        --      to         --      (33.14)%    to      (32.56)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                           0.85%     to       2.70%      2.54%     to       2.55%     (16.08)%    to      (14.51)%
 2010                           0.85%     to       2.70%      3.38%     to       3.41%       4.27%     to        6.22%
 2009                           0.85%     to       2.70%        --      to         --       22.83%     to       25.12%
 2008                           0.85%     to       2.15%        --      to         --      (44.71)%    to      (44.23)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                                 183,936       $6.673092      to      $11.204386          $1,250,369
 2010                                 184,549       $8.227517      to      $13.865393           1,530,117
 2009                                 214,939       $7.486362      to      $13.002746           1,630,606
 2008                                 135,003       $6.036515      to       $6.102674             818,726
PUTNAM VT INVESTORS FUND
 2011                                   5,241      $10.926607      to      $13.807398              70,658
 2010                                   3,795      $13.870722      to      $13.870722              52,641
PUTNAM VT SMALL CAP VALUE
FUND
 2011                                 273,496      $10.229368      to      $15.580789           2,799,023
 2010                                 203,283      $10.787046      to      $16.801794           2,233,268
 2009                                 176,203       $8.587762      to      $13.701124           1,560,968
 2008                                  97,653       $6.532869      to       $6.604529             642,194
PUTNAM VT VOYAGER FUND
 2011                                 196,402       $8.997772      to      $12.590426           2,079,361
 2010                                  34,353      $11.118426      to      $15.402708             513,917
 2009                                     375      $12.814702      to      $12.814702               4,805
PUTNAM VT EQUITY INCOME FUND
 2011                                  68,788      $10.965150      to      $13.578750             883,394
 2010                                  36,701      $10.921139      to      $13.389583             489,319
 2009                                      71      $11.950208      to      $11.950208                 854
PIMCO ALL ASSET FUND
 2011                                  31,189       $9.999541      to      $10.091449             311,615
PIMCO EQS PATHFINDER FUND
 2011                                 136,466       $9.389138      to       $9.475458           1,276,923
PIMCO GLOBAL MULTI-ASSET FUND
 2011                                  27,351       $9.678566      to       $9.767544             264,759
JENNISON 20/20 FOCUS
 PORTFOLIO
 2011                                 372,951       $1.312477      to       $1.401227             512,677
 2010                                 355,404       $1.407108      to       $1.492525             523,269
 2009                                 360,460       $1.341763      to       $1.414006             504,354
 2008                                 420,029       $0.872678      to       $0.913715             380,416
 2007                                 414,492       $1.486316      to       $1.533635             630,577
JENNISON PORTFOLIO
 2011                                  43,669       $0.893188      to       $0.893188              39,005
 2010                                 116,634       $0.897947      to       $0.924809             106,650
 2009                                 139,798       $0.825281      to       $0.873620             118,032
 2008                                 145,348       $0.592850      to       $0.623193              88,007
 2007                                 154,205       $0.972493      to       $1.015125             153,002
PRUDENTIAL VALUE PORTFOLIO
 2011                                 221,591       $1.126140      to      $14.410334             284,514
 2010                                 269,412       $1.176590      to       $1.217103             325,053
 2009                                 269,804       $1.059167      to       $1.091807             292,267
 2008                                 304,801       $0.750512      to       $0.785419             237,098
 2007                                 301,653       $1.358682      to       $1.390767             416,338
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 2011                                  36,866       $0.797967      to       $0.797967              29,418

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                           1.25%     to       2.75%      3.20%     to       3.38%     (19.19)%    to      (17.97)%
 2010                           0.85%     to       2.75%        --      to         --        7.04%     to        9.10%
 2009                           1.25%     to       2.40%        --      to         --       21.68%     to       23.09%
 2008                           0.85%     to       2.15%        --      to         --      (42.46)%    to      (41.96)%
PUTNAM VT INVESTORS FUND
 2011                           0.50%     to       1.45%        --      to       1.15%      (1.40)%    to       (0.46)%
 2010                           0.50%     to       0.50%      0.53%     to       0.53%      13.35%     to       13.35%
PUTNAM VT SMALL CAP VALUE
FUND
 2011                           0.75%     to       2.70%      0.42%     to       0.49%      (7.27)%    to       (5.44)%
 2010                           0.85%     to       2.70%      0.30%     to       0.30%      22.63%     to       24.92%
 2009                           1.15%     to       2.70%      1.44%     to       1.44%      28.03%     to       30.03%
 2008                           1.15%     to       2.45%        --      to         --      (36.58)%    to      (36.02)%
PUTNAM VT VOYAGER FUND
 2011                           0.50%     to       1.50%        --      to         --      (19.07)%    to      (18.26)%
 2010                           0.50%     to       1.50%      0.89%     to       0.89%      11.18%     to       20.20%
 2009                           0.50%     to       0.50%        --      to         --       28.15%     to       28.15%
PUTNAM VT EQUITY INCOME FUND
 2011                           0.50%     to       1.50%      1.55%     to       2.12%       0.40%     to        1.41%
 2010                           0.50%     to       1.50%      0.95%     to       0.95%       9.21%     to       12.05%
 2009                           0.50%     to       0.50%        --      to         --       19.50%     to       19.50%
PIMCO ALL ASSET FUND
 2011                           0.50%     to       1.50%      4.00%     to       4.64%         --      to        0.91%
PIMCO EQS PATHFINDER FUND
 2011                           0.50%     to       1.50%      0.09%     to       0.16%      (6.11)%    to       (5.25)%
PIMCO GLOBAL MULTI-ASSET FUND
 2011                           0.50%     to       1.50%        --      to         --       (3.21)%    to       (2.32)%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2011                           1.70%     to       2.35%        --      to         --       (6.73)%    to       (6.12)%
 2010                           1.70%     to       2.35%        --      to         --        4.87%     to        5.55%
 2009                           1.70%     to       2.35%        --      to         --       53.75%     to       54.75%
 2008                           1.70%     to       2.35%        --      to         --      (40.81)%    to      (40.42)%
 2007                           1.70%     to       2.20%      0.11%     to       0.12%       7.72%     to        8.26%
JENNISON PORTFOLIO
 2011                           2.20%     to       2.20%        --      to         --       (2.26)%    to       (2.26)%
 2010                           2.05%     to       2.40%      0.02%     to       0.02%       8.81%     to        9.19%
 2009                           1.70%     to       2.40%      0.28%     to       0.29%      39.21%     to       40.19%
 2008                           1.70%     to       2.40%      0.07%     to       0.07%     (39.04)%    to      (38.61)%
 2007                           1.70%     to       2.40%        --      to         --        8.91%     to        9.68%
PRUDENTIAL VALUE PORTFOLIO
 2011                           1.70%     to       2.45%        --      to       0.50%      (8.17)%    to       (7.47)%
 2010                           1.70%     to       2.05%      0.33%     to       0.34%      11.09%     to       11.48%
 2009                           1.70%     to       2.05%      1.65%     to       1.74%      38.52%     to       39.01%
 2008                           1.70%     to       2.35%      1.40%     to       1.75%     (43.89)%    to      (43.53)%
 2007                           1.70%     to       2.05%      0.98%     to       0.99%       0.74%     to        1.09%
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 2011                           2.20%     to       2.20%      0.45%     to       0.45%     (17.16)%    to      (17.16)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                               4,781,804       $9.714248      to      $12.992792         $49,253,592
 2010                               5,217,369      $10.023866      to      $13.657326          55,919,948
 2009                               5,136,540       $9.010887      to      $12.506409          49,876,282
 2008                               2,944,931       $7.322402      to      $10.893737          24,622,036
 2007                                 694,007      $16.476878      to      $17.229559          11,757,904
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                                 192,593      $13.295328      to      $14.475731           2,715,455
 2010                                 211,931      $13.925507      to      $14.988434           3,105,136
 2009                                 226,033      $12.341037      to      $13.131153           2,910,971
 2008                                 243,451       $9.854026      to      $10.365093           2,482,506
 2007                                 247,434      $15.738155      to      $16.364834           3,997,505
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND+
 2011                               3,990,162       $9.117538      to       $9.259472          36,629,296
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                                 728,215       $1.178104      to       $1.310634             893,823
 2010                                 895,881       $1.134366      to       $1.247548           1,058,972
 2009                                 982,610       $1.026647      to       $1.116172           1,046,224
 2008                               1,187,869       $0.911719      to       $0.979889           1,116,169
 2007                               1,587,638       $1.318773      to       $1.401139           2,145,075
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                               3,840,214       $1.566088      to      $12.385714           5,917,870
 2010                               4,657,934       $1.332467      to       $1.465421           6,596,959
 2009                               4,948,130       $1.276163      to       $1.387455           7,296,678
 2008                               5,612,820       $1.168078      to       $1.255427           6,782,288
 2007                               6,240,535       $1.169807      to       $1.242914           7,485,802
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                               2,463,930       $1.003183      to       $1.116024           2,681,276
 2010                               3,041,018       $1.051224      to       $1.156101           3,419,265
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                                 133,369      $10.294596      to      $10.476517           1,386,842
 2010                                 155,090      $12.120069      to      $12.193157           1,886,410
 2009                               1,913,891       $0.920576      to       $1.000862           1,856,144
 2008                               1,919,370       $0.837840      to       $0.900500           1,675,898
 2007                               1,979,629       $1.518073      to       $1.612897           3,107,713
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                               1,583,406       $1.455057      to       $1.618725           2,489,270
 2010                               1,949,054       $1.563785      to       $1.719780           3,274,796
 2009                               2,298,885       $1.264746      to       $1.375020           3,049,986
 2008                               2,570,222       $0.849501      to       $0.913021           2,271,934
 2007                               2,287,632       $1.486979      to       $1.579875           3,508,436

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                           0.85%     to       2.70%      1.00%     to       1.04%      (4.87)%    to       (3.09)%
 2010                           0.85%     to       2.70%      0.10%     to       0.10%       9.20%     to       11.24%
 2009                           0.85%     to       2.70%      3.58%     to       4.54%      20.80%     to       23.06%
 2008                           0.85%     to       2.50%      1.86%     to       1.86%     (33.89)%    to      (30.20)%
 2007                           1.35%     to       2.50%      0.77%     to       1.05%      (0.01)%    to        1.15%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                           1.35%     to       2.50%      1.34%     to       1.36%      (4.53)%    to       (3.42)%
 2010                           1.35%     to       2.50%      0.13%     to       0.14%      12.84%     to       14.14%
 2009                           1.35%     to       2.50%      4.20%     to       4.32%      25.24%     to       26.69%
 2008                           1.35%     to       2.50%      2.35%     to       2.53%     (37.39)%    to      (36.66)%
 2007                           1.35%     to       2.50%      1.17%     to       1.30%      (4.74)%    to       (3.64)%
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND+
 2011                           0.85%     to       2.80%        --      to         --       (8.82)%    to       (7.41)%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                           1.35%     to       2.50%      2.48%     to       2.86%       3.86%     to        5.06%
 2010                           1.35%     to       2.50%      1.73%     to       1.74%      10.49%     to       11.77%
 2009                           1.35%     to       2.50%      2.02%     to       2.04%      12.61%     to       13.91%
 2008                           1.35%     to       2.50%      2.44%     to       2.45%     (30.87)%    to      (30.07)%
 2007                           1.35%     to       2.50%      2.23%     to       2.30%       4.94%     to        6.15%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                           1.35%     to       2.75%      1.70%     to       2.69%       5.38%     to        6.87%
 2010                           1.35%     to       2.50%      3.37%     to       3.42%       4.41%     to        5.62%
 2009                           1.35%     to       2.50%      4.51%     to       4.52%       9.25%     to       10.52%
 2008                           1.35%     to       2.50%      4.81%     to       4.81%      (0.15)%    to        1.01%
 2007                           1.35%     to       2.50%      4.56%     to       4.57%       3.57%     to        4.77%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                           1.35%     to       2.50%      0.52%     to       0.54%      (4.57)%    to       (3.47)%
 2010                           1.35%     to       2.50%      0.53%     to       0.79%      11.02%     to       12.30%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                           1.35%     to       2.50%      0.29%     to       0.31%     (15.06)%    to      (14.08)%
 2010                           1.35%     to       2.50%        --      to         --       21.20%     to       21.93%
 2009                           1.35%     to       2.50%      3.01%     to       3.20%       9.88%     to       11.15%
 2008                           1.35%     to       2.50%      1.98%     to       2.05%     (44.81)%    to      (44.17)%
 2007                           1.35%     to       2.50%      0.01%     to       0.01%       9.89%     to       11.16%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                           1.35%     to       2.50%        --      to         --       (6.95)%    to       (5.88)%
 2010                           1.35%     to       2.50%        --      to         --       23.64%     to       25.07%
 2009                           1.35%     to       2.50%        --      to         --       48.88%     to       50.60%
 2008                           1.35%     to       2.50%        --      to         --      (42.87)%    to      (42.21)%
 2007                           1.35%     to       2.50%        --      to         --       11.00%     to       12.29%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2011                                 103,948      $15.468782      to      $18.109556          $1,601,116
 2010                                 121,343      $15.612951      to      $18.480499           1,890,354
 2009                                 111,407      $11.675368      to      $13.972442           1,272,221
 2008                                 113,249       $8.181197      to       $8.434447             935,355
 2007                                  53,343      $15.030356      to      $15.364252             807,953
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                                  36,256      $11.711416      to      $12.385528             436,787
 2010                                  44,338      $12.909634      to      $13.537143             587,674
 2009                                  49,368      $11.255012      to      $11.702245             566,482
 2008                                  78,053       $7.182592      to       $7.404895             568,514
 2007                                  65,624      $13.139235      to      $13.535596             876,782
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                                  29,014      $11.603564      to      $12.393407             352,314
 2010                                  23,563      $12.679284      to      $13.295704             307,789
 2009                                  13,895      $10.473260      to      $10.740753             147,847
 2008                                  16,003       $7.246621      to       $7.391000             117,257
 2007                                   4,347      $12.366753      to      $12.641519              54,346

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2011                           1.35%     to       2.45%        --      to         --       (2.01)%    to       (0.92)%
 2010                           1.35%     to       2.45%        --      to         --       32.26%     to       33.73%
 2009                           1.35%     to       2.45%        --      to         --       36.91%     to       38.43%
 2008                           1.35%     to       2.20%        --      to         --      (45.57)%    to      (45.10)%
 2007                           1.35%     to       2.20%        --      to         --       19.66%     to       20.69%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                           1.35%     to       2.20%      0.67%     to       0.79%      (9.28)%    to       (8.51)%
 2010                           1.35%     to       2.20%      1.48%     to       1.59%      14.70%     to       15.68%
 2009                           1.35%     to       2.20%      1.22%     to       1.30%      56.70%     to       58.03%
 2008                           1.35%     to       2.20%        --      to         --      (45.76)%    to      (45.29)%
 2007                           1.35%     to       2.50%      0.03%     to       0.03%      (3.14)%    to       (2.02)%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                           1.35%     to       2.35%        --      to       0.14%      (7.71)%    to       (6.79)%
 2010                           1.35%     to       2.20%      0.55%     to       0.55%      21.06%     to       22.10%
 2009                           1.65%     to       2.20%        --      to         --       44.53%     to       45.32%
 2008                           1.65%     to       2.20%      2.49%     to       2.73%     (41.40)%    to      (41.08)%
 2007                           1.35%     to       2.20%      0.60%     to       0.73%       4.32%     to        5.21%

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns. Prior to January 1, 2011, the expense ratios presented within the financial highlights table reflected non-annualized expense rates. For the current and prior periods presented above, these rates have been annualized to reflect the charges that would have been incurred over the entire fiscal year.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  # Rounded unit values. Where only one unit value exists, it is presented in both the lowest and highest columns.
  +      See Note 1 for additional information related to this Sub-Account.

    A summary of expense charges is provided in Note 3.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

    MAV/EPB Death Benefit Charge maximum of .30%

    MAV Plus (same as MAV/EPB) maximum of .30%

    The Hartford's Principal First Charge maximum of .75%

    The Hartford's Principal First Preferred Charge maximum of .20%

    MAV 70 Death Benefit Charge maximum of .20%

    Optional Death Benefit Charge maximum of .15%

    Earnings Protection Benefit Charge maximum of .20%

    Return of Premium Death Benefit maximum of .75%

    These charges can be assessed as a reduction in unit values or a redemption of units as specified in the product prospectus.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2011 and 2010, and for the Years Ended December 31, 2011, 2010 and 2009

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                 PAGE:
----------------------------------------------------------------------------------
Independent Auditors' Report                                      F-2
Financial Statements -- Statutory-basis:
 Admitted Assets, Liabilities and Capital and Surplus             F-3
 Statements of Operations                                         F-4
 Statements of Changes in Capital and Surplus                     F-5
 Statements of Cash Flows                                         F-6
 Notes to Financial Statements                                   F7-42

[DELOITTE LOGO]                               DELOITTE & TOUCHE LLP
                                              City Place I, 32nd Floor
                                              185 Asylum Street
                                              Hartford, CT 06103-3402
                                              USA
                                              Tel: +1 860 725 3000
                                              Fax: +1 860 725 3500
                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and capital and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2011 and 2010, or the results of its operations or its cash flows for the three years in the period ended December 31, 2011.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for the three years in the period ended December 31, 2011, on the basis of accounting described in
Note 2.

As discussed in Note 2 to the statutory-basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes as required by accounting guidance adopted in 2009.

April 9, 2012

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                           AS OF DECEMBER 31,
                                     2011                      2010
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                            $11,394,354,135            $9,692,232,176
 Common and preferred
  stocks                            1,017,063,560               758,302,516
 Mortgage loans on real
  estate                              660,905,198               436,751,856
 Real estate                           25,506,912                26,632,080
 Contract loans                       370,655,282               364,509,200
 Cash and short-term
  investments                       3,179,543,702             1,573,472,795
 Derivatives                        1,602,784,576               865,862,531
 Other invested assets                251,264,156               266,361,493
                              -------------------       -------------------
TOTAL CASH AND INVESTED
                 ASSETS            18,502,077,521            13,984,124,647
                              -------------------       -------------------
 Investment income due
  and accrued                         167,669,384               101,421,313
 Amounts recoverable
  for reinsurance                      82,357,163               129,185,787
 Federal income tax
  recoverable                          66,466,241               307,271,561
 Deferred tax asset                   529,817,226               544,413,174
 Receivables from
  parent, subsidiaries
  and affiliates                       19,756,182                26,596,241
 Other assets                         134,763,018               113,920,194
 Separate Account
  assets                           48,255,070,982            58,419,988,303
                              -------------------       -------------------
  TOTAL ADMITTED ASSETS           $67,757,977,717           $73,626,921,220
                              -------------------       -------------------
LIABILITIES
 Aggregate reserves for
  future benefits                 $11,213,317,982            $8,789,731,507
 Liability for
  deposit-type
  contracts                            65,824,777                67,565,532
 Policy and contract
  claim liabilities                    48,092,766                41,643,434
 Asset valuation
  reserve                             179,493,239                16,559,135
 Interest maintenance
  reserve                              60,883,805                43,795,716
 Payable to parent,
  subsidiaries or
  affiliates                           23,109,160                45,865,666
 Accrued expense
  allowances and other
  amounts
  due from Separate
  Accounts                           (884,460,194)           (1,301,618,312)
 Funds held under
  reinsurance treaties
  with unauthorized
  reinsurers                        2,552,745,907             1,999,769,173
 Collateral on
  derivatives                       1,488,105,981               714,130,990
 Other liabilities                    824,354,242               726,950,972
 Separate Account
  liabilities                      48,255,070,982            58,419,988,303
                              -------------------       -------------------
      TOTAL LIABILITIES            63,826,538,647            69,564,382,116
                              -------------------       -------------------
CAPITAL AND SURPLUS
 Common stock -- par
  value $1,250 per
  share, 3,000 shares
  authorized, 2000
  shares issued and
  outstanding                           2,500,000                 2,500,000
 Aggregate write-ins
  for other than
  special surplus funds               174,887,393               182,105,606
 Gross paid in and
  contributed surplus               2,893,378,493             2,890,696,495
 Aggregate write-ins
  for special surplus
  funds                               176,605,742               181,471,058
 Unassigned funds                     684,067,442               805,765,945
                              -------------------       -------------------
      TOTAL CAPITAL AND
                SURPLUS             3,931,439,070             4,062,539,104
                              -------------------       -------------------
  TOTAL LIABILITIES AND
    CAPITAL AND SURPLUS           $67,757,977,717           $73,626,921,220
                              -------------------       -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                               2011                     2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                         1,401,142,759           $1,110,039,826         $(55,103,284,892)
 Net investment income                                         637,017,383              651,852,402              507,049,302
 Commissions and expense allowances on reinsurance              34,051,212               90,333,930              210,711,684
  ceded
 Reserve adjustments on reinsurance                         (7,279,328,984)          (6,345,615,060)          56,553,042,305
 Fee income                                                  1,366,934,784            1,452,299,854            1,345,460,200
 Other revenues                                                 13,413,968               26,435,811                9,945,475
                                                         -----------------       ------------------       ------------------
                                         TOTAL REVENUES     (3,826,768,878)          (3,014,653,237)           3,522,924,074
                                                         -----------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    703,019,683              696,946,177              617,438,001
 Disability and other benefits                                   9,127,886                9,295,233                9,760,311
 Surrenders and other fund withdrawals                         331,833,655              283,345,881            5,401,795,641
 Commissions                                                   523,282,542              509,398,932              540,146,456
 Increase (decrease) in aggregate reserves for life and      2,416,785,246              648,536,025           (2,639,943,114)
  accident and health policies
 General insurance expenses                                    308,877,214              367,574,662              398,688,021
 Net transfers from Separate Accounts                       (7,446,610,318)          (6,144,421,221)          (3,807,520,569)
 Modified coinsurance adjustment on reinsurance assumed       (201,842,919)            (236,815,941)            (227,647,298)
 Other expenses                                                230,507,595              148,320,783              104,816,425
                                                         -----------------       ------------------       ------------------
                            TOTAL BENEFITS AND EXPENSES     (3,125,019,416)          (3,717,819,469)             397,533,874
                                                         -----------------       ------------------       ------------------
  NET (LOSS) GAIN FROM OPERATIONS BEFORE FEDERAL INCOME       (701,749,462)             703,166,232            3,125,390,200
                                  TAX EXPENSE (BENEFIT)
 Federal income tax expense (benefit)                          115,068,345              (65,495,355)             446,707,922
                                                         -----------------       ------------------       ------------------
                        NET (LOSS) GAIN FROM OPERATIONS       (816,817,807)             768,661,587            2,678,682,278
                                                         -----------------       ------------------       ------------------
 Net realized capital losses, after tax                        (41,037,858)            (688,717,817)            (270,071,246)
                                                         -----------------       ------------------       ------------------
                                      NET (LOSS) INCOME       (857,855,665)             $79,943,770           $2,408,611,032
                                                         -----------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,890,696,495           2,889,208,215           1,692,530,362
 Capital contribution                                              2,681,998               1,488,280           1,196,677,853
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      2,893,378,493           2,890,696,495           2,889,208,215
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      182,105,606             189,963,147             497,354,084
 Amortization of gain on inforce reinsurance                      (7,218,213)             (7,857,541)             (7,777,012)
 Permitted practice deferred tax asset                                    --                      --            (299,613,925)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        174,887,393             182,105,606             189,963,147
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      181,471,058             266,358,000                      --
 Change in additional admitted deferred tax asset                 (4,865,316)            (84,886,942)            266,358,000
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        176,605,742             181,471,058             266,358,000
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                      805,765,945             737,571,154             (14,526,035)
 Net (loss) income                                              (857,855,665)             79,943,770           2,408,611,032
 Change in net unrealized capital gains (losses) on              352,961,532            (342,230,129)         (1,127,254,952)
  common stocks and other invested assets
 Change in net unrealized foreign exchange capital gains         265,927,783             151,724,446              31,070,826
 Change in net deferred income tax                               499,609,022              47,041,083            (424,460,047)
 Change in asset valuation reserve                              (162,934,104)              9,004,550             (19,559,913)
 Change in nonadmitted assets                                   (219,410,471)            211,752,886            (405,548,325)
 Cumulative effect of change in accounting principles                     --                      --              (5,644,211)
 Change in liability for reinsurance in unauthorized                   3,400               4,736,976              (4,731,146)
  companies
 Cumulative effect of permitted practice deferred tax                     --                      --             299,613,925
  asset
 Dividends to stockholder                                                 --             (72,000,000)                     --
 Correction of prior year error                                           --             (21,778,791)                     --
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        684,067,442             805,765,945             737,571,154
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,931,439,070          $4,062,539,104          $4,085,600,516
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                          $1,399,332,372          $1,167,274,877        $(55,110,502,015)
 Net investment income                                           613,946,357             763,045,855             492,875,654
 Reserve adjustments on reinsurance                           (7,279,328,984)         (6,345,615,060)         56,553,042,305
 Miscellaneous income                                          1,409,156,457           1,553,382,340           1,567,209,079
                                                           -----------------       -----------------       -----------------
  Total income                                                (3,856,893,798)         (2,861,911,988)          3,502,625,023
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                 1,061,260,232             549,412,033           6,195,956,624
 Federal income tax (recoveries) payments                       (115,479,588)            363,856,309             174,428,436
 Net transfers from Separate Accounts                         (7,863,768,436)         (6,455,732,342)         (3,836,677,478)
 Other expenses                                                   64,878,126             327,668,851           2,346,022,272
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (6,853,109,666)         (5,214,795,149)          4,879,729,854
                                                           -----------------       -----------------       -----------------
     NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES      2,996,215,868           2,352,883,161          (1,377,104,831)
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         5,209,426,005           5,961,461,765           7,400,337,827
 Common and preferred stocks                                      53,875,698             133,591,230               6,812,083
 Mortgage loans                                                   34,571,199              82,742,398             124,749,183
 Derivatives and other                                           251,024,069             600,107,338           1,657,336,520
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    5,548,896,971           6,777,902,731           9,189,235,613
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         6,908,483,885           6,988,480,966           7,675,090,086
 Common and preferred stocks                                     146,121,947              51,045,814           1,824,386,009
 Mortgage loans                                                  256,825,000              33,125,000              51,677,808
 Real estate                                                              --                 106,600                      --
 Derivatives and other                                           119,866,202           1,755,491,882             297,107,693
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                   7,431,297,034           8,828,250,262           9,848,261,596
                                                           -----------------       -----------------       -----------------
 Net increase (decrease) in contract loans                         6,146,082              11,680,007              (2,090,539)
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES     (1,888,546,145)         (2,062,027,538)           (656,935,444)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital contribution                                                     --                      --             486,061,985
 Dividends to stockholder                                                 --             (72,000,000)                     --
 Funds held under reinsurance treaties with unauthorized         552,976,734            (154,549,016)          1,140,679,259
  reinsurers
 Net other cash used                                             (54,575,550)            (73,312,602)           (336,375,183)
                                                           -----------------       -----------------       -----------------
            NET CASH PROVIDED BY (USED FOR) FINANCING AND        498,401,184            (299,861,618)          1,290,366,061
                                 MISCELLANEOUS ACTIVITIES
                                                           -----------------       -----------------       -----------------
 Net increase (decrease) in cash and short-term                1,606,070,907              (9,005,995)           (743,674,214)
  investments
 Cash and short-term investments, beginning of year            1,573,472,795           1,582,478,790           2,326,153,004
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $3,179,543,702          $1,573,472,795          $1,582,478,790
                                                           -----------------       -----------------       -----------------
Note:Supplemental disclosures of cash flow information
 for non-cash transactions:
 Capital contribution from parent to settle intercompany           2,681,998               1,488,280               4,540,744
  balances related to stock compensation
 Capital contribution to subsidiary to settle                      1,736,296                      --                      --
  intercompany balances related to stock compensation
 Capital contribution of subsidiary from Hartford Life                    --                      --           1,406,075,123
  insurance Company
 Distribution of White River Life Reinsurance Company
  shares to
 Hartford Life Insurance Company                                          --                      --            (700,000,000)
 Shares of subsidiary Hartford Life, Ltd. contributed to
  subsidiary
 Hartford Life International, Ltd.                                        --              29,472,142                      --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2011 AND 2010 AND 2009

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization.

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly-owned subsidiary based in Bermuda, to Hartford Life International, Ltd., also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                  $(857,855,665)            $79,943,770          $2,408,611,032
State prescribed practice:
Reinsurance reserve credit                                      (161,739,538)              3,086,978             153,168,118
                                                          ------------------       -----------------       -----------------
                             NET (LOSS) INCOME, NAIC SAP    $ (1,019,595,203)           $ 83,030,748         $ 2,561,779,150
                                                          ------------------       -----------------       -----------------
Statutory capital and surplus, State of Connecticut           $3,931,439,071          $4,062,539,104          $4,085,600,515
 Basis
State prescribed practice:
Reinsurance reserve credit                                      (396,054,980)           (234,315,442)           (237,402,420)
                                                          ------------------       -----------------       -----------------
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP     $ 3,535,384,091         $ 3,828,223,662         $ 3,848,198,095
                                                          ------------------       -----------------       -----------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 5 years;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from the Separate Account on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

As of and for the years ended December 31, GAAP basis consolidated net income
(loss) and stockholder's equity for the Company are as follows:

                             2011              2010              2009
--------------------------------------------------------------------------------
Net income (loss)          $164,313,121      $490,290,694     $(520,466,844)
Stockholder's equity      4,504,856,275     3,928,045,610     3,562,234,712

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 (CARVM for Variable Annuities), ("AG 43"), which codified the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

As of December 31, 2011 and 2010, the Company had $17,416,612,680 and $16,735,685,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2011 and 2010 totaled $74,633,381 and $75,160,778, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of General and Separate Account annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics as of December 31, 2011 is presented below:

                                                                    SEPARATE
                                                                    ACCOUNT        SEPARATE
                                                    GENERAL           WITH          ACCOUNT
                                                    ACCOUNT        GUARANTEES    NONGUARANTEED        TOTAL         % OF TOTAL
--------------------------------------------------------------------------------------------------------------------------------
1.Subject to discretionary withdrawal
 1.1 -- With fair value adjustment
  a) In a lump sum reflecting changes in
   interest rates or asset values                 $1,631,587,734      $ --                 $ --   $1,631,587,734        3.36%
  b) In installments over 5 years or more,
   with or w/o reduction in interest rates                    --        --                   --               --        0.00%
 1.2 -- At book value less current surrender
  charge of 5% or more                               281,286,731        --                   --      281,286,731        0.58%
 1.3 -- At fair value                                         --        --       43,817,257,786   43,817,257,786       90.26%
                                               -----------------      ----      ---------------  ---------------      ------
 1.4 -- Total with adjustment or at fair
  value                                            1,912,874,465        --       43,817,257,786   45,730,132,251       94.20%
 1.5 -- At book value without adjustment
  (minimal or no charge or adjustment)
  a) In a lump sum without adjustment              1,480,711,500        --                   --    1,480,711,500        3.05%
  b) Installments over less than 5 years                      --        --                   --               --        0.00%
  c) In a lump sum subject to a fixed
   surrender charge of less than 5%                  896,550,360        --                   --      896,550,360        1.85%
  d) In a lump sum subject to surrender
   charge                                                     --        --                   --               --        0.00%
  e) All others                                               --        --                   --               --        0.00%
2.Not subject to discretionary withdrawal            330,599,904        --          108,824,446      439,424,350        0.90%
                                               -----------------      ----      ---------------  ---------------      ------
3.Total (gross)                                    4,620,736,229        --       43,926,082,232   48,546,818,461      100.00%
4.Reinsurance ceded                                  189,281,081        --                   --      189,281,081
                                               -----------------      ----      ---------------  ---------------      ------
5.Total (net)                                     $4,431,455,148      $ --      $43,926,082,232  $48,357,537,380
                                               -----------------      ----      ---------------  ---------------      ------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
6. Exhibit 5, Annuities Section, Total (net)      $4,363,283,036
7. Exhibit 5, Supplementary Contract Section,
 Total (net)                                           2,347,338
8. Exhibit 7, Deposit-Type Contracts Section,
 Total (net)                                          65,824,774
                                               -----------------
9. Subtotal                                        4,431,455,148
Separate Account Annual Statement:
10. Exhibit 3, Annuities Section, Total (net)     43,926,082,232
11. Exhibit 3, Supplemental Contract Section,
 Total (net)                                                  --
12. Policyholder dividend and coupon
 accumulations                                                --
13. Policyholder premiums                                     --
14. Guaranteed interest contracts                             --
15. Exhibit 4, Deposit-Type Contracts
 Section, Total (net)                                         --
                                               -----------------
16. Subtotal                                      43,926,082,232
                                               -----------------
17. Combined total                               $48,357,537,380
                                               -----------------

INVESTMENTS

Other than loan-backed and structured securities, investments in unaffiliated bonds rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The Company calculates its investment in a foreign insurance subsidiary by adjusting annuity GAAP account value reserves using VA CARVM. Methodology is consistent with domestic accumulation annuity reserves. The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2011 and 2010.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $179,493,239 and $16,559,135 as of December 31, 2011 and 2010, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2011 and 2010 were $60,883,805, and $43,795,716, respectively. The net capital gains and (losses) captured in the IMR, net of taxes, in 2011, 2010, and 2009 were $22,055,099, $67,929,917 and $(3,241,828), respectively. The amount of income and (expense) amortized from the IMR net of taxes in 2011, 2010, and 2009 included in the Company's Statements of Operations, was $4,967,011, $15,097,035 and $(1,369,985), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 --Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed bonds were $9,684,957, $16,191,903 and $110,124,000 for the years ended December 31, 2011, 2010 and 2009, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities were $245,204, $0 and $16,593,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2011, 2010 and 2009, the Company had impaired mortgage loans on real estate with a related allowance for credit losses of $682,306, $2,561,000 and $42,212,000, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

Amounts for prior years have been restated to conform to 2011 presentation.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) was issued in December 2009, updated in September 2010, and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R allows for an option to increase the admitted deferred tax assets for companies with a risk-based capital calculation that exceeds a stated threshold. Additional disclosures are required for 2010 and 2011 to the extent tax planning strategies are utilized to admit deferred tax assets. The implementation and financial impact of this on the Company as of December 31, 2011 and 2010 was an increase of $176,605,742 and $181,471,058, respectively, in net admitted deferred tax assets with a corresponding increase of $176,605,742, $181,471,058 and $266,358,000 in surplus in aggregate write-ins for special surplus funds which is included in the Statements of Changes in Capital and Surplus for the years ended December 31, 2011, 2010 and 2009, respectively. (See
Note 5).

SSAP No. 43 -- Revised -- was issued by the NAIC in September 2009 and was effective September 30, 2009. SSAP No. 43 -- Revised supersedes SSAP No. 98 (Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities) and paragraph 13 of SSAP No. 99 (Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment). SSAP 43 -- Revised establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3. The implementation of SSAP No. 43 -- Revised in 2009 negatively impacted net income for other-than-temporary impairments of loan-backed securities by $14,377,000 in 2009.

Effective January 1, 2012, the Company will adopt SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus will not be material. As a result of the adoption, during the first quarter of 2012 the Company will reclassify an amount between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R and which will no longer be required to be presented as special surplus funds.

3. INVESTMENTS

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                   2011          2010          2009
---------------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $509,808,728  $469,730,083  $440,304,551
Interest income from contract loans              22,747,522    20,359,950    22,025,093
Interest income from mortgage loans on real
 estate                                          30,291,082    27,188,650    31,263,546
Interest and dividends from other investments    86,751,995   150,668,061    21,271,120
Gross investment income                         649,599,327   667,946,744   514,864,310
 Less: investment expenses                       12,581,944    16,094,342     7,815,008
                                               ------------  ------------  ------------
                        NET INVESTMENT INCOME  $637,017,383  $651,852,402  $507,049,302
                                               ------------  ------------  ------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS

                                                   2011               2010               2009
------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                 $1,023,591,266     $442,646,698       $258,827,000
Gross unrealized capital losses                (161,289,941)      (195,775,301)      (400,588,000)
Net unrealized capital gains (losses)           862,301,325        246,871,397       (141,761,000)
Balance, beginning of year                      246,871,397       (141,761,000)      (891,652,000)
                                               ------------       ------------       ------------
       CHANGE IN NET UNREALIZED CAPITAL GAINS
 (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS  $615,429,928       $388,632,397       $749,891,000
                                               ------------       ------------       ------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                                                   2011               2010                2009
-------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                   $4,123,643          $2,105,046        $32,641,000
Gross unrealized capital losses                (174,273,946)       (337,772,932)       (49,799,000)
Net unrealized capital losses                  (170,150,303)       (335,667,886)       (17,158,000)
Balance, beginning of year                     (335,667,886)        (17,158,000)      (157,463,000)
                                               ------------       -------------       ------------
       CHANGE IN NET UNREALIZED CAPITAL GAINS
      (LOSSES) ON COMMON STOCKS AND PREFERRED
                                       STOCKS  $165,517,583       $(318,509,886)      $140,305,000
                                               ------------       -------------       ------------

(D) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                   2011               2010                2009
--------------------------------------------------------------------------------------------------------
Bonds and short-term investments                $56,145,379         $57,288,750       $(102,509,870)
Common stocks -- unaffiliated                       144,514              10,124            (610,426)
Preferred stocks -- unaffiliated                   (245,204)                 --         (12,733,309)
Mortgage loans on real estate                            --         (43,549,377)         (5,911,081)
Derivatives                                     (77,242,753)       (614,797,438)       (148,011,242)
Other invested assets                            12,472,692           5,232,690          (4,598,809)
Realized capital losses                          (8,725,372)      (595,815, 251)       (274,374,737)
Capital gains tax expense (benefit)              10,257,387          24,972,649          (1,061,663)
Net realized capital losses, after tax          (18,982,759)       (620,787,900)       (273,313,074)
 Less: amounts transferred to IMR                22,055,099          67,929,917          (3,241,828)
                                               ------------       -------------       -------------
       NET REALIZED CAPITAL LOSSES, AFTER TAX  $(41,037,858)      $(688,717,817)      $(270,071,246)
                                               ------------       -------------       -------------

For the years ended December 31, 2011, 2010 and 2009, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,028,566,737, $6,758,918,000 and $8,402,279,000, gross realized capital gains of $103,207,903,
$113,537,000 and $126,993,000, and gross realized capital losses of $46,490,884,
$40,731,000 and $119,379,000 respectively, before transfers to the IMR.

For the years ended December 31, 2011, 2010 and 2009, sales of unaffiliated common and preferred stocks resulted in proceeds of $875,698, $10,124 and $6,812,000, gross realized capital gains of $152,187, $10,124 and $2,737,000, and gross realized capital losses of $7,673, $0 and $76,000, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2011 and 2010, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2011 and 2010 were $39,019,185,529 and $39,112,849,000, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2011 and 2010 was $1,780,276,715 and $988,931,000, respectively. As of December 31,
2011 and 2010 the average fair value for derivatives held for other investment and/or risk management activities was $994,929,586 and $816,972,000, respectively. The carrying value of derivative instruments at December 31, 2011 and 2010 was $1,566,600,905 and $797,399,090, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is approximately one year. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2011 and 2010 interest rate swaps used in cash flow hedge relationships had a notional value of $360,000,000 and $522,000,000, respectively, a fair value of $24,655,599 and $9,793,000, respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party. As of December 31, 2011 and 2010 swaps in this strategy had a notional value of $1,775,646,363 and $1,997,409,000, respectively, a fair value of $183,792,418 and $177,154,000, respectively, and a carrying value of $0.

Foreign currency swaps are also used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in British pounds and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2011 and 2010 foreign currency swaps used to hedge foreign denominated fixed maturity investments in cash flow hedge relationships had a notional value of $56,751,448 and $72,010,000, respectively, a fair value of $12,985,629 and $13,187,000, respectively, and a carrying value of $6,971,433 and $8,724,000, respectively.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR. As of December 31, 2011 interest rate swaps used in fair value hedge relationships had a notional value of $109,945,000, a fair value of $(763,003), and a carrying value of $0. As of December 31, 2010 the Company did not hold any interest rate swaps used in fair value hedge relationships.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Swaps used in replication transactions had a notional value at December 31, 2011 and 2010 of $26,900,000 and $20,500,000,
respectively, a fair value of $(278,993) and $465,000, respectively, and a carrying value of $(255,592) and $343,000, respectively.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. The Company entered into these interest rate caps during 2006 and 2007. As of December 31, 2011 and 2010 interest rate caps had a notional value of $54,077,000, a fair value of $4,596 and $84,000, respectively, and a carrying value of $4,596 and $84,000, respectively. For the years ended December 31, 2011 and 2010 there were no realized gains and losses on interest rate caps. For the year ended December 31, 2009 derivative contracts in this strategy reported losses of $(230,000) in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2011 and 2010 credit default swaps, excluding swaps in offsetting relationships, had a notional value of $274,554,456 and $378,214,000, respectively, a fair value of $3,715,157 and
$(1,725,000), respectively, and a carrying value of $3,715,157 and $(1,725,000), respectively. For the years ended December 31, 2011, 2010 and 2009 credit default swaps reported gains of $737,608, $1,329,000 and $802,000, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2011 and 2010 credit default swaps in offsetting relationships had a notional value of $574,371,572 and $589,715,000, respectively, a fair value of $(5,046,916) and $(4,120,000), respectively, and a carrying value of $(5,046,916) and $(4,120,000), respectively. For the years ended December 31, 2011, 2010 and 2009 credit default swaps in offsetting relationships reported losses of $(265,240), $(4,000) and a gain of $3,000, respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2011, and 2010 foreign currency swaps had a notional value of $50,000,000, a fair value of $(7,205,145), and $(8,568,000), respectively, and a carrying value of $(7,205,145) and $(8,568,000), respectively. For the year ended December 31, 2011 there were no realized gains and losses on foreign currency swaps. For the years ended December 31, 2010 and 2009 derivative contracts in this strategy reported a loss of $(993,000), and a gain of $1,349,000, respectively, in realized capital gains and losses.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2011 and 2010 derivative contracts in this strategy had a notional value of $11,173,683,273 and $11,930,602,000, respectively, a fair value of $729,863,889 and $384,420,000, respectively, and a carrying value of $729,863,889 and $384,420,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported losses of $(162,431,340), $(144,744,000), and gains of $75,643,000, respectively, in realized capital gains and losses.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products. As of December 31, 2011 derivative contracts in this strategy had a notional value of $13,790,326, and a fair value and a carrying value of $568,854. As of December 31, 2010 the Company did not hold any equity indexed options in this strategy. For the year ended December 31, 2011 derivative contracts in this strategy reported a loss of $(66,014) in realized capital gains and losses. For the years ended December 31, 2010 and 2009 there were no realized gains and losses on equity index options.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration between assets and liabilities. As of December 31, 2011 derivative contracts in this strategy, excluding contracts in offsetting relationships, had a notional value of $460,645,000, a fair value and a carrying value of $(85,805). As of December 31, 2010 the Company did not have any derivative contracts in this strategy, excluding swaps in offsetting relationships. During 2011, 2010, and 2009 interest rates swaps and futures reported gains of $112,038, $5,772,000, and $103,000, respectively, in realized capital gains and losses. The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2011 and 2010 interest rate swaps in offsetting relationships had a notional value of $225,000,000, a fair value of $(16,422,238) and $(16,943,000), respectively, and a carrying value of $(16,422,238) and $(16,943,000), respectively. For the years ended December 31, 2011 and 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2010 interest rate swaps in offsetting relationships reported a gain of $5,822,000 in realized capital gains and losses.

U.S. MACRO HEDGE PROGRAM: The Company purchases equity options and futures to economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets. As of December 31, 2011 and 2010 derivative contracts in this strategy had a notional value of $6,819,098,500 and $11,317,517,000, respectively, a fair value of $356,561,449 and $203,468,000, respectively, and a carrying value of $356,561,449 and $203,468,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported losses of $(276,124,822), $(342,821,000), and $(124,164,000), respectively, in realized capital gains and losses.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to partially hedge against declines in equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company. As of December 31, 2011 and 2010 derivative contracts in international program hedging instruments had a notional value of $17,044,722,591 and $11,955,805,000, respectively, a fair value of $497,931,224 and $231,716,000, respectively, and a carrying value of $497,931,224 and $231,716,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported gains of $326,757,980, and losses of $(171,159,000), and $(78,631,000), respectively, in realized capital gains and losses.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2011

                                                                               WEIGHTED
                                                                                AVERAGE
                                   NOTIONAL       FAIR        CARRYING         YEARS TO
(AMOUNTS IN THOUSANDS)            AMOUNT (2)      VALUE        VALUE           MATURITY
-------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $148,153      $(2,394)     $(2,370)          2 years
 Below investment grade risk
  exposure                           14,313          (36)         (36)          2 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          209,543       (2,110)      (2,110)          5 years
 Investment grade risk
  exposure                           70,000       (6,374)      (6,374)          7 years
Credit linked notes
 Below investment grade risk
  exposure                           50,000       39,875       49,900           6 years
                                   --------      -------      -------           -------
                        TOTAL      $492,009      $28,961      $39,010
                                   --------      -------      -------

                                     UNDERLYING REFERENCED
                                    CREDIT OBLIGATION(S) (1)

                                                       AVERAGE
                                                       CREDIT
(AMOUNTS IN THOUSANDS)              TYPE               RATING
-----------------------------  ----------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
                                     Corporate
 Investment grade risk          Credit/Foreign
  exposure                                Gov.             A-
 Below investment grade risk         Corporate
  exposure                              Credit            BB+
Basket credit default swaps
 (4)                                 Corporate
 Investment grade risk
  exposure                              Credit           BBB+
 Investment grade risk
  exposure                         CMBS Credit             A+
Credit linked notes
 Below investment grade risk         Corporate
  exposure                              Credit            BB+
                               ---------------          -----
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
(AMOUNTS IN THOUSANDS)            AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps

 Investment grade risk
  exposure                         $121,253          $(1,644)        $(1,644)
 Below investment grade risk
  exposure                           14,313          (1,252)         (1,252)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781             929             929
 Investment grade risk
  exposure                           70,000           6,374           6,374
Credit linked notes
 Below investment grade risk
  exposure                               --              --              --
                                   --------          ------          ------
                        TOTAL      $284,347          $4,407          $4,407
                                   --------          ------          ------

                            AS OF DECEMBER 31, 2010

                                                                                 WEIGHTED
                                                                                 AVERAGE
                                   NOTIONAL        FAIR        CARRYING          YEARS TO
(AMOUNTS IN THOUSANDS)            AMOUNT (2)      VALUE         VALUE            MATURITY
---------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $142,872         $(380)        $(502)          2 years
 Below investment grade risk
  exposure                           20,866           (42)          (42)          3 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          243,459         2,239         2,239           5 years
 Investment grade risk
  exposure                           70,000        (2,961)       (2,961)          7 years
Credit linked notes
 Below investment grade risk
  exposure                           50,000        43,400        49,880           6 years
                                   --------      --------      --------          --------
                        TOTAL      $527,197       $42,256       $48,614
                                   --------      --------      --------

                                            UNDERLYING REFERENCED
                                          CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
(AMOUNTS IN THOUSANDS)                   TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                        Corporate
  exposure                          Credit/Foreign Gov.                 A-
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit               BBB+
 Investment grade risk
  exposure                                  CMBS Credit                 A+
Credit linked notes
 Below investment grade risk
  exposure                             Corporate Credit                BB+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
(AMOUNTS IN THOUSANDS)            AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $122,372           $(157)          $(157)
 Below investment grade risk
  exposure                           20,866          (3,077)         (3,077)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781          (1,136)         (1,136)
 Investment grade risk
  exposure                           70,000           2,961           2,961
Credit linked notes
 Below investment grade risk
  exposure                               --              --              --
                                   --------          ------          ------
                        TOTAL      $292,019          $(1,409)        $(1,409)
                                   --------          ------          ------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $279,543 and $313,459 as of December 31, 2011 and 2010,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2011, 2010, and 2009 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2011 and 2010, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                  GROSS             GROSS                 ESTIMATED
                                              STATEMENT         UNREALIZED        UNREALIZED                FAIR
                                                VALUE             GAINS             LOSSES                  VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2011
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --                $755,130,295      $104,729,396       $(1,048,670)           $858,811,021
  excluding asset-backed
 -- Guaranteed and sponsored --               1,186,617,224        44,551,484           (66,086)          1,231,102,622
  asset-backed
States, municipalities and political            413,682,584        43,804,332          (954,164)            456,532,752
 subdivisions
International governments                       107,425,052         9,605,312          (393,067)            116,637,297
All other corporate -- excluding              6,131,755,165       687,886,439       (28,337,748)          6,791,303,856
 asset-backed
All other corporate -- asset-backed           1,436,711,752        64,964,862      (107,770,233)          1,393,906,381
Hybrid securities                                66,811,576            44,045       (22,719,973)             44,135,648
Short-term investments                        2,395,806,381                --                --           2,395,806,381
Affiliated bond                               1,296,220,489        68,005,396                --           1,364,225,885
                                          -----------------  ----------------  ----------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $13,790,160,518    $1,023,591,266     $(161,289,941)        $14,652,461,843
                                          -----------------  ----------------  ----------------       -----------------

                                                                              GROSS           GROSS                 ESTIMATED
                                                                           UNREALIZED       UNREALIZED                FAIR
                                                             COST             GAINS           LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2011
Common stocks -- unaffiliated                               $152,370,800     $3,456,202       $(9,800,861)           $146,026,141
Common stocks -- affiliated                                1,025,139,835        667,441      (163,216,084)            862,591,192
                                                       -----------------  -------------  ----------------       -----------------
                                  TOTAL COMMON STOCKS     $1,177,510,635     $4,123,643     $(173,016,945)         $1,008,617,333
                                                       -----------------  -------------  ----------------       -----------------

                                                                                  GROSS            GROSS              ESTIMATED
                                                                STATEMENT       UNREALIZED       UNREALIZED             FAIR
                                                                  VALUE           GAINS            LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2011
Preferred stocks -- unaffiliated                                 $8,446,226        $ --           $(1,257,001)         $7,189,225
                                                              -------------        ----        --------------       -------------
                                      TOTAL PREFERRED STOCKS     $8,446,226        $ --           $(1,257,001)         $7,189,225
                                                              -------------        ----        --------------       -------------

                                                                           GROSS            GROSS                  ESTIMATED
                                                      STATEMENT         UNREALIZED        UNREALIZED                 FAIR
                                                        VALUE              GAINS            LOSSES                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31,
 2010
U.S. government and government agencies and
authorities:
 -- Guaranteed and sponsored -- exluding                $811,351,000       $2,646,000      $(38,920,000)             $775,077,000
  asset-backed
 -- Guaranteed and sponsored -- asset-backed             842,971,000       19,961,000        (4,249,000)              858,683,000
States, municipalities and political                     184,201,000        1,483,000        (6,939,000)              178,745,000
 subdivisions
International governments                                104,746,000        5,004,000          (546,000)              109,204,000
All other corporate -- excluding asset-backed          4,858,817,000      319,349,000       (39,143,000)            5,139,023,000
All other corporate -- asset-backed                    1,378,583,000       37,862,000       (94,423,000)            1,322,022,000
Hybrid securities                                         91,948,000           63,000       (11,555,000)               80,456,000
Short-term investments                                 1,377,157,000               --                --             1,377,157,000
Affiliated bond                                        1,419,615,000       56,278,000                --             1,475,893,000
                                                 -------------------  ---------------  ----------------       -------------------
         TOTAL BONDS AND SHORT-TERM INVESTMENTS      $11,069,389,000     $442,646,000     $(195,775,000)          $11,316,260,000
                                                 -------------------  ---------------  ----------------       -------------------

                                                                                GROSS           GROSS                ESTIMATED
                                                                             UNREALIZED       UNREALIZED               FAIR
                                                               COST             GAINS           LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2010
Common stocks -- unaffiliated                                   $5,487,000     $2,105,000           $(2,000)           $7,590,000
Common stocks -- affiliated                                  1,077,880,000             --      (336,069,000)          741,811,000
                                                         -----------------  -------------  ----------------       ---------------
                                    TOTAL COMMON STOCKS     $1,083,367,000     $2,105,000     $(336,071,000)         $749,401,000
                                                         -----------------  -------------  ----------------       ---------------

                                                                                  GROSS            GROSS              ESTIMATED
                                                                STATEMENT       UNREALIZED       UNREALIZED             FAIR
                                                                  VALUE           GAINS            LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2010
Preferred stocks -- unaffiliated                                 $8,902,000        $ --           $(1,702,000)         $7,200,000
                                                              -------------        ----        --------------       -------------
                                      TOTAL PREFERRED STOCKS     $8,902,000        $ --           $(1,702,000)         $7,200,000
                                                              -------------        ----        --------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2011 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                               STATEMENT           ESTIMATED
                                                 VALUE            FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                        $3,032,142,342     $3,079,727,758
Due after one year through five years           3,016,788,584      3,245,562,366
Due after five years through ten years          3,919,511,930      4,216,289,478
Due after ten years                             3,821,717,662      4,110,882,241
                                           ------------------  -----------------
                                    TOTAL     $13,790,160,518    $14,652,461,843
                                           ------------------  -----------------

At December 31, 2011 and 2010, securities with a statement value of $3,849,385 and $3,821,000, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 5.20% and 3.44% and 5.36% and 3.50% for loans during 2011 and 2010, respectively. During 2011 and 2010, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2011 and 2010, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75.47%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2011 and 2010, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2011 and 2010, there were impaired loans with a related allowance for credit losses of $682,306 and $2,560,968 with interest income recognized during the period the loans were impaired of $4,961,927 and $1,593,157, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2011, 2010 and 2009.

(J) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

In 2009, the Company participated in a securities lending program to generate additional income, whereby certain domestic fixed income securities were loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provided collateral of 102% of the market value of the loaned securities. Acceptable collateral was in the form of cash or U.S. government securities. The market value of the loaned securities was monitored and additional collateral was obtained if the market value of the collateral fell below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. The Company earned income from the cash collateral or received a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0, $0 and $1,232,000 for the years ended December 31, 2011, 2010 and 2009, respectively, which was included in net investment income. The Company did not participate in a securities lending program in 2011 and 2010.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2011 and 2010, collateral pledged of $369,461,123 and $260,873,830, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2011 and 2010, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. government and U.S. government agency securities with a statement value of $1,708,566,498 and $840,945,555, respectively. At December 31, 2011 and 2010, cash collateral of $1,488,105,981 and $714,130,990 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The fair value of the cash collateral invested in cash and short-term investments was $1,488,105,981 and $714,130,990 as of December 31, 2011 and 2010, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2011 and 2010. As of December 31, 2011 and 2010, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2011 and 2010.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011:

                                            LESS THAN 12 MONTHS
                             AMORTIZED          FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE              LOSSES
-------------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                    $125,903         $124,854            $(1,049)
 -- guaranteed &
  sponsored
 -- asset backed                 36,541           36,477                (64)
States, municipalities
 & political
 subdivisions                    74,804           74,119               (685)
International
 governments                        315              315                 --
All other corporate
 including
 international                  649,737          625,937            (23,800)
All other
 corporate-asset
 backed                         369,249          341,134            (28,115)
Hybrid securities                 2,257            2,200                (57)
                            -----------      -----------          ---------
TOTAL FIXED MATURITIES        1,258,806        1,205,036            (53,770)
Common stock --
 unaffiliated                    62,886           53,088             (9,798)
Common stock --
 affiliated                          --               --                 --
Preferred stock --
 unaffiliated                        --               --                 --
                            -----------      -----------          ---------
TOTAL EQUITY                     62,886           53,088             (9,798)
                            -----------      -----------          ---------
TOTAL SECURITIES             $1,321,692       $1,258,124           $(63,568)
                            -----------      -----------          ---------

                                          12 MONTHS OR MORE
                             AMORTIZED          FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE           LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                        $ --             $ --             $ --
 -- guaranteed &
  sponsored
 -- asset backed                    126              124               (2)
States, municipalities
 & political
 subdivisions                    10,000            9,731             (269)
International
 governments                      5,000            4,607             (393)
All other corporate
 including
 international                   78,131           73,593           (4,538)
All other
 corporate-asset
 backed                         429,162          349,507          (79,655)
Hybrid securities                61,557           38,894          (22,663)
                            -----------      -----------      -----------
TOTAL FIXED MATURITIES          583,976          476,456         (107,520)
Common stock --
 unaffiliated                         3               --               (3)
Common stock --
 affiliated                     931,352          768,136         (163,216)
Preferred stock --
 unaffiliated                     8,248            6,991           (1,257)
                            -----------      -----------      -----------
TOTAL EQUITY                    939,603          775,127         (164,476)
                            -----------      -----------      -----------
TOTAL SECURITIES             $1,523,579       $1,251,583        $(271,996)
                            -----------      -----------      -----------

                                               TOTAL
                             AMORTIZED          FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE           LOSSES
----------------------  ----------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                    $125,903         $124,854         $(1,049)
 -- guaranteed &
  sponsored
 -- asset backed                 36,667           36,601             (66)
States, municipalities
 & political
 subdivisions                    84,804           83,850            (954)
International
 governments                      5,315            4,922            (393)
All other corporate
 including
 international                  727,868          699,530         (28,338)
All other
 corporate-asset
 backed                         798,411          690,641        (107,770)
Hybrid securities                63,814           41,094         (22,720)
                            -----------      -----------      ----------
TOTAL FIXED MATURITIES        1,842,782        1,681,492        (161,290)
Common stock --
 unaffiliated                    62,889           53,088          (9,801)
Common stock --
 affiliated                     931,352          768,136        (163,216)
Preferred stock --
 unaffiliated                     8,248            6,991          (1,257)
                            -----------      -----------      ----------
TOTAL EQUITY                  1,002,489          828,215        (174,274)
                            -----------      -----------      ----------
TOTAL SECURITIES             $2,845,271       $2,509,707       $(335,564)
                            -----------      -----------      ----------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items nonadmitted and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2011, fixed maturities, comprised of approximately 480 securities, accounted for approximately 94% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2011, 86% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2011 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010:

                                         LESS THAN 12 MONTHS
                            AMORTIZED          FAIR           UNREALIZED
(AMOUNTS IN THOUSANDS)         COST           VALUE             LOSSES
--------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                   $437,967        $399,047            $(38,920)
 -- guaranteed &
  sponsored
 -- asset backed               292,619         288,373              (4,246)
States, municipalities
 & political
 subdivisions                   78,330          76,053              (2,277)
International
 governments                    13,533          13,371                (162)
All other corporate
 including
 international               1,029,469         993,821             (35,648)
All other corporate --
 asset backed                  551,979         489,912             (62,067)
Hybrid securities               11,530          11,410                (120)
                            ----------      ----------          ----------
TOTAL FIXED MATURITIES       2,415,427       2,271,987            (143,440)
Common stock --
 unaffiliated                       --              --                  --
Common stock --
 affiliated                    832,517         634,250            (198,267)
Preferred stock --
 unaffiliated                    8,466           6,764              (1,702)
                            ----------      ----------          ----------
TOTAL EQUITY                   840,983         641,014            (199,969)
                            ----------      ----------          ----------
TOTAL SECURITIES            $3,256,410      $2,913,001           $(343,409)
                            ----------      ----------          ----------

                        LESS THAN 12 MONTHS      12 MONTHS OR MORE
                        UNREALIZED  AMORTIZED            FAIR           UNREALIZED
(AMOUNTS IN THOUSANDS)  LOSSES        COST               VALUE            LOSSES
----------------------  ------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                              $ --               $ --                $ --
 -- guaranteed &
  sponsored
 -- asset backed                          196                193                  (3)
States, municipalities
 & political
 subdivisions                          35,000             30,338              (4,662)
International
 governments                            5,000              4,616                (384)
All other corporate
 including
 international                         51,227             47,732              (3,495)
All other corporate --
 asset backed                         246,987            214,631             (32,356)
Hybrid securities                      78,482             67,047             (11,435)
                                    ---------          ---------          ----------
TOTAL FIXED MATURITIES                416,892            364,557             (52,335)
Common stock --
 unaffiliated                               2                 --                  (2)
Common stock --
 affiliated                           245,363            107,561            (137,802)
Preferred stock --
 unaffiliated                              --                 --                  --
                                    ---------          ---------          ----------
TOTAL EQUITY                          245,365            107,561            (137,804)
                                    ---------          ---------          ----------
TOTAL SECURITIES                     $662,257           $472,118           $(190,139)
                                    ---------          ---------          ----------

                        12 MONTHS OR MORE             TOTAL
                        UNREALIZED RTIZED          FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)  LOSSES     COST           VALUE               LOSSES
----------------------  --------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                       $437,967        $399,047            $(38,920)
 -- guaranteed &
  sponsored
 -- asset backed                   292,815         288,566              (4,249)
States, municipalities
 & political
 subdivisions                      113,330         106,391              (6,939)
International
 governments                        18,533          17,987                (546)
All other corporate
 including
 international                   1,080,696       1,041,553             (39,143)
All other corporate --
 asset backed                      798,966         704,543             (94,423)
Hybrid securities                   90,012          78,457             (11,555)
                                ----------      ----------          ----------
TOTAL FIXED MATURITIES           2,832,319       2,636,544            (195,775)
Common stock --
 unaffiliated                            2              --                  (2)
Common stock --
 affiliated                      1,077,880         741,811            (336,069)
Preferred stock --
 unaffiliated                        8,466           6,764              (1,702)
                                ----------      ----------          ----------
TOTAL EQUITY                     1,086,348         748,575            (337,773)
                                ----------      ----------          ----------
TOTAL SECURITIES                $3,918,667      $3,385,119           $(533,548)
                                ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items nonadmitted and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2010, fixed maturities, comprised of approximately 560 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to CMBS and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2010, 96% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2010 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2010.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

For the year ended December 31, 2011, the Company recognized losses for other-than-temporary impairments ("OTTI") on loan-backed and structured securities of $7,589,358 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $40,176,589 and $32,587,231, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI for loan-backed securities held as of December 31, 2011 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                            2
                                         BOOK/ADJ
                                         CARRYING
                                          VALUE                     3
                                        AMORTIZED             PRESENT VALUE
                                       COST BEFORE                  OF
               1                      CURRENT PERIOD            PROJECTED
             CUSIP                         OTTI                 CASH FLOWS
--------------------------------------------------------------------------------
  00503N            AB         7         $7,535,388              $1,959,990
  05947U            HT         8          3,987,817               3,981,363
  059497            BW         6          9,725,618               9,468,201
  059500            BK         3            324,723                 301,919
  07383F            YN         2          1,426,119               1,353,732
  07388N            AX         4          8,656,256               6,740,942
  1248MB            AJ         4            999,970                 837,548
  15188R            AB         8            985,186                  77,012
  15188R            AC         6            103,020                  34,782
  173067            AJ         8          1,373,631               1,082,028
  22540V            V3         3          2,653,742               2,644,326
  22541N            VA         4          2,380,022               2,338,979
  22545X            BB         8          2,034,495               1,474,961
  36158Y            BE         8            929,981                 920,612
  361849            N6         5          1,365,928                 690,903
  46625M            CY         3            644,072                 572,349
  46625M            KQ         1          1,741,503               1,562,569
  46625Y            JP         9            787,944                 729,302
  46625Y            WE         9          3,076,000               2,571,757
  55312Y            BD         3          2,224,569               1,767,229


                                                                                   7
                                                                                DATE OF
                                        5                  6                   FINANCIAL
                    4               AMORTIZED             FAIR                 STATEMENT
               RECOGNIZED           COST AFTER          VALUE AT                 WHERE
                  OTTI                 OTTI           TIME OF OTTI             REPORTED
-----------  ---------------------------------------------------------------------------------
  00503N         $(5,575,398)        $1,959,990           $607,018              9/30/2009
  05947U              (6,454)         3,981,363          3,980,969              9/30/2009
  059497            (257,417)         9,468,201          8,381,882              9/30/2009
  059500             (22,804)           301,919            279,440              9/30/2009
  07383F             (72,387)         1,353,732          1,587,169              9/30/2009
  07388N          (1,915,314)         6,740,942          6,301,194              9/30/2009
  1248MB            (162,422)           837,548            393,426              9/30/2009
  15188R            (908,174)            77,012            251,926              9/30/2009
  15188R             (68,238)            34,782            111,797              9/30/2009
  173067            (291,603)         1,082,028          1,532,755              9/30/2009
  22540V              (9,416)         2,644,326          2,502,017              9/30/2009
  22541N             (41,043)         2,338,979          2,347,354              9/30/2009
  22545X            (559,534)         1,474,961          1,358,469              9/30/2009
  36158Y              (9,369)           920,612            866,016              9/30/2009
  361849            (675,025)           690,903            946,149              9/30/2009
  46625M             (71,723)           572,349            526,565              9/30/2009
  46625M            (178,934)         1,562,569          1,521,277              9/30/2009
  46625Y             (58,642)           729,302            741,670              9/30/2009
  46625Y            (504,243)         2,571,757          3,146,164              9/30/2009
  55312Y            (457,340)         1,767,229          1,494,736              9/30/2009

                                          2
                                       BOOK/ADJ
                                       CARRYING
                                        VALUE                     3
                                      AMORTIZED             PRESENT VALUE
                                     COST BEFORE                  OF
              1                     CURRENT PERIOD            PROJECTED
            CUSIP                        OTTI                 CASH FLOWS
------------------------------------------------------------------------------
 75970J           AU         0             10,731                   9,123
 78402K           AA         3            769,074                 135,713
 78402K           AB         1            135,046                  36,892
 92978T           BU         4          5,534,393               3,809,262
 93364L           AD         0          7,945,532               5,903,490
 12669R           AC         1            999,360                 351,328
 23243N           AF         5          8,660,779               4,126,189
 46627Q           BD         9          1,806,424               1,169,582
 75970J           AU         0              7,970                     344
 00503N           AB         7          1,693,311               1,186,748
 46627Q           BD         9          1,160,155               1,142,892
 00503N           AB         7          1,050,813                 497,908
 22541N           NJ         4          5,519,877               4,981,232
 00503N           AB         7            339,385                      --
 46627Q           BD         9          1,113,437               1,052,711
 46625M           CY         3            131,678                 112,628
 83611Y           AD         4          2,291,525               2,256,378
 22540V           V3         3            744,763                 707,340
 36158Y           BE         8            134,272                  76,272
 46625M           CY         3             81,434                  46,372
 46625M           KQ         1            530,791                 475,970
 46627Q           BD         9          1,030,054                 912,949
 46627Q           BD         9            899,658                 823,559
 07383F           MR         6            132,490                 127,782
 173067           GH         6            546,570                 502,821
 22540V           V3         3            302,095                 212,829
 46625M           PS         2          1,058,378                 914,896
 61746W           HJ         2            368,434                 260,421
 949837           AA         6         10,610,884              10,505,147
 94985F           AA         6         11,412,104              11,285,301
                                                                    TOTAL


                                                                              7
                                                                           DATE OF
                                       5                   6              FINANCIAL
                 4                 AMORTIZED              FAIR            STATEMENT
             RECOGNIZED           COST AFTER            VALUE AT            WHERE
                OTTI                 OTTI             TIME OF OTTI         REPORTED
---------  --------------------------------------------------------------------------
 75970J            (1,608)                9,123              1,859          9/30/2009
 78402K          (633,361)              135,713            135,000          9/30/2009
 78402K           (98,154)               36,892             45,000          9/30/2009
 92978T        (1,725,131)            3,809,262          4,213,330          9/30/2009
 93364L        (2,042,042)            5,903,490          2,400,000          9/30/2009
 12669R          (648,032)              351,328            351,285         12/31/2009
 23243N        (4,534,590)            4,126,189          2,820,805         12/31/2009
 46627Q          (636,842)            1,169,582          1,055,039         12/31/2009
 75970J            (7,626)                  344                169         12/31/2009
 00503N          (506,563)            1,186,748            364,211          3/31/2010
 46627Q           (17,263)            1,142,892          1,142,892          3/31/2010
 00503N          (552,905)              497,908            333,860          6/30/2010
 22541N          (538,645)            4,981,232          4,846,253          6/30/2010
 00503N          (339,385)                   --                 --          9/30/2010
 46627Q           (60,726)            1,052,711          1,613,441         12/31/2010
 46625M           (19,050)              112,628             45,254          3/31/2011
 83611Y           (35,147)            2,256,378          1,591,947          3/31/2011
 22540V           (37,423)              707,340            434,108          6/30/2011
 36158Y           (58,000)               76,272             65,215          6/30/2011
 46625M           (35,062)               46,372             27,758          6/30/2011
 46625M           (54,821)              475,970            401,846          6/30/2011
 46627Q          (117,105)              912,949          1,546,254          6/30/2011
 46627Q           (76,099)              823,559            823,398          9/30/2011
 07383F            (4,708)              127,782             70,900         12/31/2011
 173067           (43,749)              502,821            490,578         12/31/2011
 22540V           (89,266)              212,829             53,423         12/31/2011
 46625M          (143,482)              914,896            779,975         12/31/2011
 61746W          (108,013)              260,421            344,430         12/31/2011
 949837          (105,737)           10,505,147          9,985,619         12/31/2011
 94985F          (126,803)           11,285,301         10,809,235         12/31/2011
           --------------       ---------------       ------------       ------------
             $(25,242,818)
           --------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's financial statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011 and 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of December 31:

                                                            QUOTED PRICES IDECEMBER 31, 2011
                                                             ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                                              FOR IDENTICAL              OBSERVABLE              UNOBSERVABLE
                                                                 ASSETS                    INPUTS                   INPUTS
(AMOUNTS IN THOUSANDS)                     TOTAL                (LEVEL 1)                (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed           $2,468                   $ --                    $ --                    $2,468
Common stocks                                146,960                146,956                      --                         4
                                       -------------          -------------              ----------              ------------
               TOTAL BONDS AND STOCKS        149,428                146,956                      --                     2,472
Derivative assets
 Credit derivatives                           (1,587)                    --                  (1,075)                     (512)
 Equity derivatives                              569                     --                      --                       569
 Foreign exchange derivatives                   (234)                    --                    (234)                       --
 Interest rate derivatives                    19,681                     --                  19,676                         5
 GMWB hedging instruments                    729,864                     --                  43,792                   686,072
 US macro hedge program                      356,561                     --                      --                   356,561
 International program hedging
  instruments                                497,931                     --                 518,083                   (20,152)
                                       -------------          -------------              ----------              ------------
              TOTAL DERIVATIVE ASSETS      1,602,785                     --                 580,242                 1,022,543
Separate Account assets (1)               48,234,930             48,234,930                      --                        --
                                       -------------          -------------              ----------              ------------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR
                                VALUE    $49,987,143            $48,381,886                $580,242                $1,025,015
                                       -------------          -------------              ----------              ------------
Liabilities accounted for at fair
 value
Derivative liabilities
 Interest rate derivatives                  $(36,184)                  $ --                $(36,184)                     $ --
                                       -------------          -------------              ----------              ------------
   TOTAL LIABILITIES ACCOUNTED FOR AT
                           FAIR VALUE       $(36,184)                  $ --                $(36,184)                     $ --
                                       -------------          -------------              ----------              ------------

(1) Excludes approximately $20.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                            QUOTED PRICES IDECEMBER 31, 2010
                                                             ACTIVE MARKETS                                       SIGNIFICANT
                                                              FOR IDENTICAL              SIGNIFICANT              UNOBSERVABLE
                                                                 ASSETS               OBSERVABLE INPUTS              INPUTS
(AMOUNTS IN THOUSANDS)                     TOTAL                (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed             $644                   $ --                     $ --                     $644
Common stocks                                  7,589                  7,585                       --                        4
                                       -------------          -------------               ----------               ----------
               TOTAL BONDS AND STOCKS          8,233                  7,585                       --                      648
Derivative assets
 Credit derivatives                           (6,867)                    --                   (6,832)                     (35)
 Foreign exchange derivatives                 78,416                     --                   78,416                       --
 Interest rate derivatives                   (11,257)                    --                  (11,342)                      85
 GMWB hedging instruments                    442,919                     --                  (37,116)                 480,035
 US macro hedge program                      203,468                     --                       --                  203,468
 International program hedging
  instruments                                159,183                     --                  154,640                    4,543
                                       -------------          -------------               ----------               ----------
              TOTAL DERIVATIVE ASSETS        865,862                     --                  177,766                  688,096
Separate Account assets (1)               58,399,199             58,399,199
                                       -------------          -------------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR
                                VALUE    $59,273,294            $58,406,784                 $177,766                 $688,744
                                       -------------          -------------               ----------               ----------
Liabilities accounted for at fair
 value
Derivative liabilities
 Credit derivatives                           $1,365                   $ --                     $129                   $1,236
 Foreign exchange derivatives                 (5,727)                    --                   (5,727)                      --
 Interest rate derivatives                    (5,602)                    --                   (5,602)                      --
 GMWB hedging instruments                    (58,499)                    --                  (81,298)                  22,799
                                       -------------          -------------               ----------               ----------
   TOTAL LIABILITIES ACCOUNTED FOR AT
                           FAIR VALUE       $(68,463)                  $ --                 $(92,498)                 $24,035
                                       -------------          -------------               ----------               ----------

(1) Excludes approximately $20.8 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within HIMCO that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

Bonds and Stocks

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed and missing prices. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. In addition, the controls surrounding methodologies used by the third-parties are verified using a report of an independent accountant provided by the third-parties or, if unavailable, through on-site walk-throughs. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2011, 99% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs monthly analyses of derivative valuations which include both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2011 and 2010 98% and 97% of derivatives, respectively, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most bonds and preferred stocks.

       - ASSET-BACKED SECURITIES -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions and credit default swap indices.

       - CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.

       - FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

       - INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. This includes less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below-prime loans. Primary inputs for these structured securities are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their illiquid markets. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

       - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

       - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

       - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks of the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010:

                                                         TOTAL
                                                  REALIZED/UNREALIZED
                                                    GAINS (LOSSES)
                            FAIR VALUE               INCLUDED IN:
                          AS OF JAN. 1,           NET
(AMOUNTS IN THOUSANDS)         2011           INCOME (1)           SURPLUS
--------------------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate              $ --             $(12)                 $14
All other corporate --
 asset-backed                     644              (35)              (1,472)
All other --
 asset-backed                      --               --                   --
Preferred stocks                   --             (241)                   8
Common stocks                       4               --                   --
                             --------            -----            ---------
TOTAL BONDS AND STOCKS           $648            $(288)             $(1,450)
Derivatives
 Credit derivatives            $1,201             $ --                 $475
 Equity derivatives                --               --                 (114)
 Interest rate
  derivatives                      85               --                  (80)
 GMWB hedging
  instruments                 502,834               --              179,416
 US macro hedge
  program                     203,468               --             (128,357)
 International program
  hedging                       4,543               --               (2,917)
                             --------            -----            ---------
TOTAL DERIVATIVES (3)        $712,131             $ --              $48,423
                             --------            -----            ---------


(AMOUNTS IN THOUSANDS)      PURCHASES           SALES         SETTLEMENTS
----------------------  -----------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate              $ --            $(2)               $ --
All other corporate --
 asset-backed                  14,500             --                 (59)
All other --
 asset-backed                      --             --                  --
Preferred stocks                   --             --                  --
Common stocks                      --             --                  --
                             --------            ---            --------
TOTAL BONDS AND STOCKS        $14,500            $(2)               $(59)
Derivatives
                                                   $
 Credit derivatives             $(945)            --             $(1,243)
 Equity derivatives               683             --                  --
 Interest rate
  derivatives                      --             --                  --
 GMWB hedging
  instruments                  22,530             --             (18,708)
 US macro hedge
  program                     346,500             --             (65,050)
 International program
  hedging                     (21,778)            --                  --
                             --------            ---            --------
                                                   $
TOTAL DERIVATIVES (3)        $346,990             --            $(85,001)
                             --------            ---            --------


                            TRANSFERS          TRANSFERS           FAIR VALUE
                              INTO               OUT OF               AS OF
(AMOUNTS IN THOUSANDS)     LEVEL 3 (2)        LEVEL 3 (2)         DEC. 31, 2011
----------------------  ----------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate             $ --                $ --                 $ --
All other corporate --
 asset-backed                  7,050             (18,160)               2,468
All other --
 asset-backed                 21,466             (21,466)                  --
Preferred stocks                 233                  --                   --
Common stocks                     --                  --                    4
                             -------            --------            ---------
TOTAL BONDS AND STOCKS       $28,749            $(39,626)              $2,472
Derivatives

 Credit derivatives             $ --                $ --                $(512)
 Equity derivatives               --                  --                  569
 Interest rate
  derivatives                     --                  --                    5
 GMWB hedging
  instruments                     --                  --              686,072
 US macro hedge
  program                         --                  --              356,561
 International program
  hedging                         --                  --              (20,152)
                             -------            --------            ---------

TOTAL DERIVATIVES (3)           $ --                $ --            $1,022,543
                             -------            --------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

                                                        TOTAL
                                                 REALIZED/UNREALIZED
                                                   GAINS (LOSSES)
                            FAIR VALUE              INCLUDED IN:
                          AS OF JAN. 1,          NET
(AMOUNTS IN THOUSANDS)         2010          INCOME (1)          SURPLUS
------------------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate --
 asset-backed                    $223            $(9)               $(341)
Preferred stocks                  405             --                   --
Common stocks                       4             --                   --
                             --------            ---            ---------
TOTAL BONDS AND STOCKS           $632            $(9)               $(341)
Derivatives
 Credit derivatives                --             --                1,079
 Interest rate
  derivatives                     688             --                 (603)
 GMWB hedging
  instruments                 140,611             --             (102,205)
 US macro hedge
  program                     173,970             --             (230,361)
 International program
  hedging instruments          11,564             --              (29,953)
                             --------            ---            ---------
                                                   $
TOTAL DERIVATIVES (3)        $326,833             --            $(362,043)
                             --------            ---            ---------


                            PURCHASES,        TRANSFERS        TRANSFERS         FAIR VALUE
                            SALES, AND           INTO           OUT OF             AS OF
(AMOUNTS IN THOUSANDS)     SETTLEMENTS       LEVEL 3 (2)      LEVEL 3 (2)      DEC. 31, 2010
----------------------  -----------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate --
 asset-backed                    $408            $381             $(18)               $644
Preferred stocks                 (162)             --             (243)                 --
Common stocks                      --              --               --                   4
                             --------            ----            -----            --------
TOTAL BONDS AND STOCKS           $246            $381            $(261)               $648
Derivatives
 Credit derivatives               122              --               --               1,201
 Interest rate
  derivatives                      --              --               --                  85
 GMWB hedging
  instruments                $464,428              --               --             502,834
 US macro hedge
  program                     259,859              --               --             203,468
 International program
  hedging instruments          22,932              --               --               4,543
                             --------            ----            -----            --------

TOTAL DERIVATIVES (3)        $747,341            $ --             $ --            $712,131
                             --------            ----            -----            --------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or fair value. The following table presents carrying amounts and fair values of the Company's financial instruments subject to fair value disclosures as of December 31:

                                                              2011                                      2010
                                                 STATEMENT            ESTIMATED            STATEMENT            ESTIMATED
(AMOUNTS IN THOUSANDS)                             VALUE              FAIR VALUE             VALUE              FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Admitted Assets
 Bonds and short-term investments                 $13,790,161          $14,652,462          $11,069,389          $11,316,260
 Preferred stocks                                       8,446                7,189                8,902                7,200
 Common stocks -- unaffiliated                        146,026              146,026                7,590                7,590
 Mortgage loans -- affiliated                         862,591              862,591              741,811              741,811
 Mortgage loans on real estate                        660,905              687,446              436,752              446,075
 Derivative related assets (1)                      1,602,785            1,596,069              865,862              870,447
 Contract loans                                       370,655              442,771              364,509              360,979
 Separate Account assets (2)                       48,234,930           48,234,930           58,399,199           58,399,199
Liabilities
 Liability for deposit-type contracts                $(65,825)            $(65,825)            $(67,566)            $(67,566)
 Derivative related liabilities (1)                   (36,184)             (36,184)             (68,463)             (68,463)
 Separate Account liabilities (2)                 (48,234,930)         (48,234,930)         (58,399,199)         (58,399,199)

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2011 and 2010, with a fair value asset position of $1,608,775 and $856,795, respectively, and a liability position of $(36,184) and $(68,463), respectively. Excludes derivative contracts that receive hedge accounting and have a $0 statement value at December 31, 2011 and 2010. These derivatives are not reported on the Statements of Admitted Assets, Liabilities and Capital and Surplus pages and have fair values as of December 31, 2011 and 2010, of $207,685 and $186,947,
     respectively.

(2) Excludes approximately $20.1 million and $20.8 million, respectively at December 31, 2011 and 2010 of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations using current interest rates.

At December 31, 2011 and 2010, the Company had no investments where it is not practicable to estimate fair value.

5. INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/("DTL)") at period end and the change in those components are as follows:
Paragraph ("Para.") references refer to SSAP No. 10R .

                                                                      2011
                                          ORDINARY                  CAPITAL                 TOTAL
------------------------------------------------------------------------------------------------------------
Gross DTA                                   $1,573,302,985         $177,028,688          $1,750,331,673
Statutory valuation allowance                           --                   --                      --
                                          ----------------       --------------       -----------------
Adjusted gross DTA                           1,573,302,985          177,028,688           1,750,331,673
Gross DTL                                     (722,553,499)                  --            (722,553,499)
                                          ----------------       --------------       -----------------
Net DTA/(DTL) before admissibility test        850,749,486          177,028,688           1,027,778,174
Nonadmitted DTA                                326,583,260          171,377,688             497,960,948
                                          ----------------       --------------       -----------------
Net admitted DTA/(DTL)                        $524,166,226           $5,651,000            $529,817,226
                                          ================       ==============       =================

                                                                     2011
                                              ORDINARY             CAPITAL               TOTAL
----------------------------------------------------------------------------------------------------
Admission calculation components
 para.10.a., 10.b. and 10.c. :
 (a) Admitted pursuant to para. 10.a.
  carryback period                                    $ --               $ --                   $ --
 (b) Admitted pursuant to para. 10.b.
  (lesser of i. or ii.)                        347,560,484          5,651,000            353,211,484
 (c) Para. 10.b.i. DTA's realized within
  one year                                     685,139,000          5,651,000            690,790,000
 (d) Para. 10.b.ii. 10% surplus
  limitation                                           XXX                XXX            353,211,484
 (e) Admitted pursuant to para. 10.c.
  offset against DTLs                          722,553,499                 --            722,553,499
                                          ----------------       ------------       ----------------
 (f) Total admission per Para. 10.a.,
  10.b. and 10.c.                           $1,070,113,983         $5,651,000         $1,075,764,983
                                          ----------------       ------------       ----------------
Admission calculation components
 para.10.e. :
 (g) Para. 10.e.i. additional carryback
  period                                              $ --               $ --                   $ --
 (h) Additional admitted pursuant to
  para. 10.e.ii. (lesser of a. or b.)          176,605,742                 --            176,605,742
 (i) Para. 10.e.ii.a. additional DTA's
  realized within three years                  391,671,516                 --            391,671,516
 (j) Para. 10.e.ii.b. additional surplus
  limitation                                           XXX                XXX            176,605,742
 (k) Additional admitted pursuant to
  para. 10.e.iii. offset against DTL's                  --                 --                     --
                                          ----------------       ------------       ----------------
 (l) Total admission per Para. 10.e.          $176,605,742               $ --           $176,605,742
                                          ----------------       ------------       ----------------
Used in para. 10.d.:
 (m) Total adjusted capital                            XXX                XXX         $3,934,408,488
 (n) Authorized control level                          XXX                XXX            182,378,317

                                                                  2011
                                            ORDINARY             CAPITAL              TOTAL
                                             PERCENT             PERCENT             PERCENT
-----------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                           0%                  0%                  0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         18%                  1%                 19%

                                                                    2011
                                             ORDINARY            CAPITAL                TOTAL
---------------------------------------------------------------------------------------------------
SSAP 10R, Para. 10.a, 10.b, and 10.c.:
 (a) Admitted DTA                           $347,560,484         $5,651,000            $353,211,484
 (b) Admitted assets                                 XXX                XXX          67,581,371,975
 (c) Adjusted statutory surplus*                     XXX                XXX           3,532,114,838
 (d) Total adjusted capital from DTAs                XXX                XXX             353,211,484
Increases due to SSAP No. 10R, Para.
 10.e.:
 (e) Admitted deferred tax assets           $176,605,742               $ --            $176,605,742
 (f) Admitted assets                                 XXX                XXX             176,605,742
 (g) Statutory surplus                               XXX                XXX             176,605,742

* As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, para. 10.b.ii.

X  XX represents not applicable amounts.

                                                        2010
                                   ORDINARY           CAPITAL             TOTAL
----------------------------------------------------------------------------------------
Gross DTA                       $1,123,942,019      $156,548,674      $1,280,490,693
Statutory valuation allowance               --                --                  --
                                --------------      ------------      --------------
Adjusted gross DTA               1,123,942,019       156,548,674       1,280,490,693
Gross DTL                         (465,290,272)               --        (465,290,272)
                                --------------      ------------      --------------
Net DTA/(DTL) before               658,651,747       156,548,674         815,200,421
 admissibility test
Nonadmitted DTA                    124,457,573       146,329,674         270,787,247
                                --------------      ------------      --------------
Net admitted DTA/(DTL)            $534,194,174       $10,219,000        $544,413,174
                                --------------      ------------      --------------

                                                                2010
                                            ORDINARY          CAPITAL            TOTAL
------------------------------------------------------------------------------------------
Admission calculation components
 para.10.a., 10.b. and 10.c. :
 (a) Admitted pursuant to para. 10.a.
  carryback period                                $ --             $ --               $ --
 (b) Admitted pursuant to para. 10.b.
  (lesser of i. or ii.)                    352,723,116       10,219,000        362,942,116
 (c) Para. 10.b.i. DTA's realized within
  one year                                 397,800,000       10,219,000        408,019,000
 (d) Para. 10.b.ii. 10% surplus
  limitation                                       XXX              XXX        362,942,116
 (e) Admitted pursuant to para. 10.c.
  offset against DTLs                      465,290,272               --        465,290,272
                                          ------------      -----------       ------------
 (f) Total admission per Para. 10.a.,
  10.b. and 10.c.                         $818,013,388      $10,219,000       $828,232,388
                                          ------------      -----------       ------------
Admission calculation components
 para.10.e. :
 (g) Para. 10.e.i. additional carryback
  period                                          $ --             $ --               $ --
 (h) Additional admitted pursuant to
  para. 10.e.ii. (lesser of a. or b.)      181,471,058               --        181,471,058
 (i) Para. 10.e.ii.a. additional DTA's
  realized within three years              238,954,884               --        238,954,884
 (j) Para. 10.e.ii.b. additional surplus
  limitation                                       XXX              XXX        181,471,058
 (k) Additional admitted pursuant to
  para. 10.e.iii. offset against DTL's              --               --                 --
                                          ------------      -----------       ------------
 (l) Total admission per Para. 10.e.      $181,471,058             $ --       $181,471,058
                                          ------------      -----------       ------------
Used in para. 10.d.:
 (m) Total adjusted capital                        XXX              XXX       $3,898,065,927
 (n) Authorized control level                      XXX              XXX        164,366,052

                                                                2010
                                            ORDINARY          CAPITAL            TOTAL
                                            PERCENT           PERCENT           PERCENT
------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                           0  %              0  %              0  %
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         12  %              2  %             14  %

                                                           2010
                                   ORDINARY             CAPITAL                TOTAL
------------------------------------------------------------------------------------------
SSAP 10R, Para. 10.a, 10.b,
 and 10.c.:
 (a) Admitted DTA                 $352,723,116         $10,219,000            $362,942,116
 (b) Admitted assets                       XXX                 XXX          73,445,450,162
 (c) Adjusted statutory
  surplus*                                 XXX                 XXX           3,648,611,820
 (d) Total adjusted capital
  from DTAs                                XXX                 XXX             362,942,116
Increases due to SSAP No. 10R,
 Para. 10.e.:
 (e) Admitted deferred tax
  assets                          $181,471,058                $ --            $181,471,058
 (f) Admitted assets                       XXX                 XXX             181,471,058
 (g) Statutory surplus                     XXX                 XXX             181,471,058

* As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, para. 10.b.ii.

                                                                                      CHANGE DURING 2011
                                                                      ORDINARY              CAPITAL               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Gross DTA                                                             $449,360,966         $20,480,014          $469,840,980
Statutory valuation allowance                                                   --                  --                    --
                                                                   ---------------       -------------       ---------------
Adjusted gross DTA                                                     449,360,966          20,480,014           469,840,980
Gross DTL                                                             (257,263,227)                 --          (257,263,227)
                                                                   ---------------       -------------       ---------------
Net DTA before admissibility test                                      192,097,739          20,480,014           212,577,753
Nonadmitted DTA                                                        202,125,687          25,048,014           227,173,701
                                                                   ---------------       -------------       ---------------
Net admitted DTA/(DTL)                                                $(10,027,948)        $(4,568,000)         $(14,595,948)
                                                                   ---------------       -------------       ---------------

                                                                                       CHANGE DURING 2011
                                                                        ORDINARY             CAPITAL              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Admission calculation components Para.10.a., 10.b. and 10.c.:
 (a) Admitted pursuant to para. 10.a. carryback period                         $ --                $ --                 $ --
 (b) Admitted pursuant to para. 10.b. (lesser of I or ii)                (5,162,632)         (4,568,000)          (9,730,632)
 (c) Para. 10.b.i. DTA's realized within one year                       287,339,000          (4,568,000)         282,771,000
 (d) Para. 10.b.ii. 10% surplus limitation                                      XXX                 XXX           (9,730,632)
 (e) Admitted pursuant to para. 10.c. offset against DTLs               257,263,227                  --          257,263,227
                                                                     --------------       -------------       --------------
 (f) Total admission per para. 10.a., 10.b. and 10.c.                  $252,100,595         $(4,568,000)        $247,532,595
Admission calculation components para.10.e.:
 (g) Para. 10.e.i. additional carryback period                                 $ --                $ --                 $ --
 (h) Additional admitted pursuant to para. 10.e.ii. (lesser of a or
  b)                                                                     (4,865,316)                 --           (4,865,316)
 (i) Para. 10.e.ii.a. additional DTA's realized within three years      152,716,632                  --          152,716,632
 (j) Para. 10.e.ii.b. additional surplus limitation                             XXX                 XXX           (4,865,316)
 (k) Additional admitted pursuant to para. 10.e.iii. offset against
  DTL's                                                                          --                  --                   --
                                                                     --------------       -------------       --------------
 (l) Total Admission per Para. 10.e.                                    $(4,865,316)               $ --          $(4,865,316)
                                                                     --------------       -------------       --------------
Used in para. 10.d.:
 (m) Total adjusted capital                                                     XXX                 XXX          $36,342,561
 (n) Authorized control level                                                   XXX                 XXX           18,012,265

                                                                                            CHANGE DURING 2011
                                                                          ORDINARY                 CAPITAL              TOTAL
                                                                          PERCENT                  PERCENT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total adjusted gross DTAs)                         0%                   0%                  0%
 (b) Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                            6%                  (1)%                 5%

                                                                                      CHANGE DURING 2011
                                                                     ORDINARY             CAPITAL                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
SSAP 10R, para. 10.a, 10.b, and 10.c.:
 (a) Admitted DTA                                                    $(5,162,632)        $(4,568,000)            $(9,730,632)
 (b) Admitted assets                                                         XXX                 XXX          (5,864,078,187)
 (c) Adjusted statutory surplus                                              XXX                 XXX            (116,496,982)
 (d) Total adjusted capital from DTAs                                        XXX                 XXX              (9,730,632)
Increases due to SSAP No. 10R, para. 10.e.:
 (e) Admitted deferred tax assets                                    $(4,865,316)               $ --             $(4,865,316)
 (f) Admitted assets                                                         XXX                 XXX              (4,865,316)
 (g) Statutory surplus                                                       XXX                 XXX              (4,865,316)

The Company has elected to admit DTA pursuant to para. 10.e. of SSAP No. 10R for both the years ending December 31, 2011 and 2010.

B.  DTLs are not recognized for the following amounts:

     Not applicable

C. 1.The components of current income tax expense are as follows:

                                                2011              2010                  2009
-------------------------------------------------------------------------------------------------------
Federal taxes before capital gains, NOL,
 and AMT                                        $87,215,151     $233,037,991          $611,745,947
Foreign taxes                                            --               --                    --
NOL limitation/utilization                               --      (91,111,901)         (219,123,083)
Alternative minimum tax                                  --        2,399,043                    --
Prior period adjustments                         27,853,194     (209,820,488)           54,085,058
                                          -----------------  ---------------       ---------------
      TOTAL CURRENT FEDERAL INCOME TAXES
                                INCURRED     $115,068,345 $     $(65,495,355)         $446,707,922
                                          -----------------  ---------------       ---------------

2.The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                2011                   2010                 CHANGE
------------------------------------------------------------------------------------------------------------
DTA: ORDINARY
  Reserves                                    $817,813,096           $397,745,905          $420,067,191
  Tax deferred acquisition costs               266,456,659            274,393,125            (7,936,466)
  Employee benefits                              5,054,636              6,406,839            (1,352,203)
  Bonds and other investments                  281,153,876            241,902,420            39,251,456
  State taxes                                           --                     --                    --
  NOL/min tax credit/foreign tax credits       190,524,387            156,094,265            34,430,122
  Unrealized ordinary gains/(losses)                    --             33,547,041           (33,547,041)
  Other                                         12,300,331             13,852,424            (1,552,093)
                                          ----------------       ----------------       ---------------
                  SUBTOTAL: DTA ORDINARY     1,573,302,985          1,123,942,019           449,360,966
   Ordinary statutory valuation
    allowance                                           --                     --                    --
                                          ----------------       ----------------       ---------------
       TOTAL ADJUSTED GROSS ORDINARY DTA     1,573,302,985          1,123,942,019           449,360,966
                                          ----------------       ----------------       ---------------
   Nonadmitted ordinary DTA                    326,583,260            124,457,573           202,125,687
                                          ----------------       ----------------       ---------------
   Admitted ordinary DTA                     1,246,719,725            999,484,446           247,235,279
                                          ----------------       ----------------       ---------------
DTA: CAPITAL
  Bonds and other investments                   20,282,441            108,023,027           (87,740,586)
  Unrealized gains/losses                      156,746,247             48,525,647           108,220,600
                                          ----------------       ----------------       ---------------
                   SUBTOTAL: DTA CAPITAL       177,028,688            156,548,674            20,480,014
   Capital statutory valuation allowance                --                     --                    --
                                          ----------------       ----------------       ---------------
        TOTAL ADJUSTED GROSS CAPITAL DTA       177,028,688            156,548,674            20,480,014
   Nonadmitted capital DTA                     171,377,688            146,329,674            25,048,014
                                          ----------------       ----------------       ---------------
   Admitted capital DTA                          5,651,000             10,219,000            (4,568,000)
                                          ----------------       ----------------       ---------------
                      TOTAL ADMITTED DTA    $1,252,370,725         $1,009,703,446          $242,667,279
                                          ----------------       ----------------       ---------------
DTL: ORDINARY
  Bonds and other investments                $(174,246,402)         $(242,823,242)          $68,576,840
  Unrealized Ordinary Gains/Losses            (360,418,791)                    --          (360,418,791)
  Deferred and uncollected                     (24,610,814)           (23,194,408)           (1,416,406)
  Reserves                                    (154,167,836)          (176,329,997)           22,162,161
  Other                                         (9,109,656)           (22,942,625)           13,832,969
                                          ----------------       ----------------       ---------------
                TOTAL GROSS ORDINARY DTL      (722,553,499)          (465,290,272)         (257,263,227)
                                          ----------------       ----------------       ---------------
DTL: CAPITAL
  Investment related                                    --                     --                    --
  Other                                                 --                     --                    --
                                          ----------------       ----------------       ---------------
                 TOTAL GROSS CAPITAL DTL                --                     --                    --
                                          ----------------       ----------------       ---------------
                      TOTAL ADJUSTED DTA     1,750,331,673          1,280,490,693           469,840,980
                               TOTAL DTL      (722,553,499)          (465,290,272)         (257,263,227)
                                          ----------------       ----------------       ---------------
                  NET ADJUSTED DTA/(DTL)    $1,027,778,174           $815,200,421          $212,577,753
                                          ----------------       ----------------       ---------------
Adjust for the change in deferred tax on
 unrealized gains/(losses)                                                                  285,745,232
Adjust for the stock compensation
 transfer                                                                                     1,286,037
Other adjustments                                                                                    --
                                                                                        ---------------
Adjusted change in net deferred income
 tax                                                                                       $499,609,022
                                                                                        ---------------

D.  Reconciliation of federal income tax rate to actual effective tax rate:

     The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                                  2011
                                                        % OF PRE-TAX
                                                           INCOME
                                 TAX EFFECT            $(732,529,932)
--------------------------------------------------------------------------
Statutory tax -- 35%            $(256,385,476)                  35.00%
Tax preferred investments         (91,500,000)                  12.49%
Affiliated dividends              (25,714,500)                   3.51%
IMR Adjustments                            --                    0.00%
All other                            (683,314)                   0.09%
                               --------------          --------------
   TOTAL STATUTORY INCOME TAX   $(374,283,290)                  51.09%
                               --------------          --------------
Federal and foreign income
 taxes incurred                  $115,068,345                  (15.71)%
Federal income tax on net
 capital gains                     10,257,387                   (1.40)%
Change in net deferred assets
 to aggregate write-ins                    --                    0.00%
Change in net deferred income
 taxes                           (499,609,022)                  68.20%
                               --------------          --------------
   TOTAL STATUTORY INCOME TAX   $(374,283,290)                  51.09%
                               --------------          --------------

                                               2010                                     2009
                                                    % OF PRE-TAX                              % OF PRE-TAX
                                                       INCOME                                    INCOME
                                TAX EFFECT           $39,421,066       TAX EFFECT            $2,854,257,293
-----------------------------  --------------------------------------------------------------------------------
Statutory tax -- 35%            $13,797,373               35.00%       $998,990,053                 35.00%
Tax preferred investments       (92,800,000)            (235.41)%       (97,710,060)                (3.42)%
Affiliated dividends            (49,000,000)            (124.30)%                --                  0.00%
IMR Adjustments                  18,491,508               46.91%                 --                  0.00%
All other                        21,947,331               55.68%        (31,173,685)                 1.09%
                               ------------          ----------       -------------          ------------
   TOTAL STATUTORY INCOME TAX  $(87,563,788)            (222.12)%      $870,106,308                 30.48%
                               ------------          ----------       -------------          ------------
Federal and foreign income
 taxes incurred                $(65,495,355)            (166.14)%      $446,707,922                 15.66%
Federal income tax on net
 capital gains                   24,972,650               63.35%         (1,061,661)                (0.04)%
Change in net deferred assets
 to aggregate write-ins                  --                0.00%                 --                  0.00%
Change in net deferred income
 taxes                          (47,041,083)            (119.33)%       424,460,047                 14.87%
                               ------------          ----------       -------------          ------------
   TOTAL STATUTORY INCOME TAX  $(87,563,788)            (222.12)%      $870,106,308                 30.48%
                               ------------          ----------       -------------          ------------

E. 1. At December 31, 2011, the Company had $0 of net operating loss carryforward and $33,607,581 of foreign tax credit carryforward.

2. The amount of federal income taxes incurred in the current year and prior year that will be available for recoupment in the event of future net losses are:

2011                                                              $ --
2010                                                              $ --
2009                                                              $ --

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2011.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Federal Trust Corporation
Hartford Holdings, Inc.                                Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                               Business Management Group, Inc.
Heritage Holdings, Inc.                                Hartford Underwriters General Agency, Inc.
Hartford Fire Insurance Company                        Hartford of Texas General Agency, Inc.
Hartford Accident and Indemnity Company                Nutmeg Insurance Agency, Inc.
Hartford Casualty Insurance Company                    Hartford Lloyd's Corporation
Hartford Underwriters Insurance Company                1st AgChoice, Inc.
Twin City Fire Insurance Company                       ClaimPlace, Inc.
Pacific Insurance Company, Ltd.                        Access CoverageCorp, Inc.
Trumbull Insurance Company                             Access CoverageCorp Technologies, Inc.
Hartford Insurance Company of Illinois                 Hartford Casualty General Agency, Inc.
Hartford Insurance Company of the Midwest              Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Southeast            Hartford Strategic Investments LLC
Hartford Lloyd's Insurance Company                     Hartford Life, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford Life and Accident Insurance Company
Sentinel Insurance Company, Ltd.                       Hartford Life International Ltd.
First State Insurance Company                          Hartford Equity Sales Company, Inc.
New England Insurance Company                          Hartford-Comprehensive Employee Benefit Service Co.
New England Reinsurance Corporation                    Hartford Securities Distribution Company, Inc.
Fencourt Reinsurance Company, Ltd.                     The Evergreen Group, Incorporated
Heritage Reinsurance Co., Ltd.                         Hartford Administrative Services Company
New Ocean Insurance Co., Ltd.                          Woodbury Financial Services, Inc.
Hartford Investment Management Co.                     Hartford Life, Ltd.
HARCO Property Services, Inc.                          Hartford Life Alliance, LLC
Four Thirty Seven Land Company, Inc.                   Hartford Life Insurance Company
HRA, Inc.                                              Hartford Life and Annuity Insurance Company
HRA Brokerage Services. Inc.                           Hartford International Life Reassurance Corp.
Hartford Technology Services Company                   Hartford Hedge Fund Company, LLC
Ersatz Corporation                                     American Maturity Life Insurance Company
Federal Trust Bank                                     Champlain Life Reinsurance Company
Federal Trust Mortgage Company                         White River Life Reinsurance Company

  2.   Federal Income Tax Allocation

       The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $27,899,817 and $200,232,730 respectively, as of December 31, 2011 and $30,695,750 and $263,290,073 respectively, as of December 31, 2010.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                        DIRECT            ASSUMED             CEDED                    NET
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits               $10,948,992,648    $5,217,901,345    $(4,953,576,011)        $11,213,317,982
Policy and contract claim liabilities                     77,162,981         9,362,396        (38,432,611)             48,092,766
Premium and annuity considerations                     2,478,347,638       327,157,421     (1,404,362,300)          1,401,142,759
Death, annuity, disability and other benefits            541,731,135       421,610,418       (251,193,984)            712,147,569
Surrenders and other fund withdrawals                  8,945,267,166       260,269,537     (8,873,703,048)            331,833,655

\

                                                       DIRECT           ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate reserves for future benefits              $9,741,574,542    $3,144,059,280     $(4,095,902,315)          $8,789,731,507
Policy and contract claim liabilities                   54,934,084        10,325,147         (23,615,797)              41,643,434
Premium and annuity considerations                   2,667,556,144       652,323,718      (2,209,840,036)           1,110,039,826
Death, annuity, disability and other benefits          487,561,170       390,966,382        (172,286,142)             706,241,410
Surrenders and other fund withdrawals                8,302,516,938       209,026,355      (8,228,197,412)             283,345,881

                                                  DIRECT           ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate reserves for future benefits         $8,933,879,818    $2,900,085,402     $(3,700,210,296)          $8,133,754,924
Policy and contract claim liabilities              57,230,687         8,119,389         (31,367,442)              33,982,634
Premium and annuity considerations              3,748,791,357       332,506,411     (59,184,582,660)         (55,103,284,892)
Death, annuity, disability and other              414,536,725       348,187,105        (135,525,518)             627,198,312
 benefits
Surrenders and other fund withdrawals           7,148,343,641       295,272,000      (2,041,820,000)           5,401,795,641

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company had no external reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $396,054,980 in 2011, an increase of $161,739,538 from the 2010 balance of $234,315,442. The total amount of reinsurance credits taken for this agreement was $609,315,354 in 2011, an increase of $248,830,058 from the 2010 balance of $360,485,296.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. In the second quarter of 2009, HLIKK ceased issuing new business in Japan. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following list describes the reinsurance agreements with HLIKK:

- Effective August 31, 2005, the Company assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, the Company also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. Additionally, a tiered premium structure was implemented. In connection with this Reinsurance Agreement, the Company collected premiums of $179,915,572, $160,823,000 and $161,329,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion have elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $859,383, $824,000 and $11,357,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective February 29, 2008, the Company assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this agreement, the Company collected premiums of $3,559,447, $3,413,000 and $3,398,000 for the years ended December 31, 2011,
    2010 and 2009, respectively.

- Effective October 1, 2008, the Company assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this agreement, the Company collected premiums of $3,044,045, $2,952,000 and $2,772,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective November 1, 2010, the Company entered into a modified coinsurance ("Modco") reinsurance agreement with an affiliate, Hartford Life Limited ("HLL"), a wholly-owned subsidiary of Hartford Life International, Ltd. where HLL agreed to cede and the Company agreed to assume 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL. In connection with this agreement as of December 31, 2011 and 2010, the Company recorded a net receivable of $35,984,078 and $21,952,000, respectively, and collected premiums of $10,370,089 and $344,271,000 for the years ended December 31, 2011 and 2010, respectively.

C. REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The WRR Agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company as summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract and rider benefits written by HLIKK, which are reinsured to the Company;

- Annuity contracts and associated riders assumed by the Company under unaffiliated assumption reinsurance agreements; and,

- Annuitizations of and certain other settlement options offered under direct annuity contracts.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

Effective November 1, 2010, the Company amended the WRR Agreement to cede, on a Modco basis, GMDB and GMWB written by and in force with HLL and assumed by the Company effective November 1, 2010.

In connection with the WRR Agreement for the years ended December 31, 2011, 2010, and 2009, the Company recorded a net receivable/(payable) of $221,498,890, $247,758,000, and ($209,572,000), respectively, with net payables reported within Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus, Funds held under reinsurance treaties with unauthorized reinsurers of $189,281,081, $237,537,000, and $0, respectively, and paid premiums of $885,985,397, $1,558,884,000, and $58,332,509,000, respectively.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain Life uses a third party letter of credit to back a certain portion of its statutory reserves, and this letter of credit has been assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $209,973,214, $348,509,000 and $567,248,000 for the years ended December 31,
2011, 2010 and 2009, respectively.

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2011                                         2010
                                             GROSS               NET OF LOADING           GROSS               NET OF LOADING
---------------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                       $3,057,394               $3,574,806          $2,589,472               $2,934,930
Ordinary renewal                            16,480,250               13,986,006          14,839,975               22,578,933
Group life                                      54,208                   35,800              59,652                   41,073
                                         -------------            -------------       -------------            -------------
                                  TOTAL    $19,591,852              $17,596,612         $17,489,099              $25,554,936
                                         -------------            -------------       -------------            -------------

8. RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were charged by

Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2011 and 2010, the Company reported $19,756,182 and $26,596,241, respectively, as a receivable from and $23,109,160 and $45,865,666, respectively, as a payable to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075,123.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains a qualified defined benefit pension plan that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans."

For the years ended December 31, 2011, 2010 and 2009, the Company incurred expense related to the Pension Plans of $18,704,662, $15,265,680 and $19,400,102, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. For the years ended December 31, 2011, 2010 and 2009, the Company incurred expense related to the other postretirement benefit plans of $1,383,478, $1,567,512 and $2,140,490, respectively.

Substantially all employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2011, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost allocated to the Company for the years ended December 31, 2011, 2010 and 2009 was $4,883,327, $5,756,026 and $5,995,850, respectively.

The Company participates in postemployment plans sponsored by, and included in the financial statements of, Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2011, 2010, and 2009, the Company was allocated expense under these plans of $664,382, $712,102, and $500,593, respectively. In addition, expense (income) for the Company under this plan was $32,433, ($395,700) and ($391,523) for the years ended December 31, 2011, 2010 and 2009, respectively, resulting from valuation adjustments.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2011, 2010, and 2009, ordinary dividends of $0, $72,000,000 and $0, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $393,143,907 in 2012.

11. SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $48,255,070,982 and $58,419,988,303 as of December 31, 2011 and 2010, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines into a Separate Account.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2011 and 2010, the Company's Separate Account statement included legally insulated assets of $48,255,070,982 and $58,419,988,303, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $1,095,419,763, $1,172,978,000 and $1,165,306,000 for the years ended December 31, 2011, 2010 and 2009, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2011 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for
 the year ended 2011:
                                              $ --             $ --              $ --             $866,204,030       $866,204,030
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           47,393,828,472     47,393,828,472
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           47,393,828,472     47,393,828,472
                                              ----             ----              ----        -----------------  -----------------
 By withdrawal characteristics:
  Subject to discretionary withdrawal           --               --                --                       --                 --
  With fair value adjustment                    --               --                --                       --                 --
  At BV without FV adjustment and with
   surrender charge of 5% or more               --               --                --                       --                 --
  At fair value                                 --               --                --           47,285,004,026     47,285,004,026
  At BV without FV adjustment and with
   surrender charge of less than 5%             --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           47,285,004,026     47,285,004,026
  Not subject to discretionary
   withdrawal                                   --               --                --              108,824,446        108,824,446
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --          $47,393,828,472    $47,393,828,472
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                    2011                   2010                   2009
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                     $866,204,030         $1,066,846,000         $1,658,014,000
Transfer from Separate Accounts                                 (8,302,354,037)        (7,208,445,000)        (5,464,863,000)
                                                              ----------------       ----------------       ----------------
Net transfer from Separate Accounts                             (7,436,150,007)        (6,141,599,000)        (3,806,849,000)
Internal exchanges and other Separate Account activity             (10,460,311)            (2,822,000)              (672,000)
                                                              ----------------       ----------------       ----------------
Transfer from Separate Accounts on the Statements of
 Operations                                                    $(7,446,610,318)       $(6,144,421,000)       $(3,807,521,000)
                                                              ----------------       ----------------       ----------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC ("HIFSCO"), an indirect subsidiary of the Company, received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against HIFSCO in the United States District Court for the District of New Jersey, on behalf of six additional Hartford retail mutual funds. Both actions were assigned to the Honorable Renee Marie Bumb, a judge in the District of New Jersey who was sitting by designation with respect to the Delaware action. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the Hartford mutual funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiffs in the New Jersey action seek recovery of lost earnings. HIFSCO moved to dismiss both actions and, in September 2011, the motions to dismiss were granted in part and denied in part, with leave to amend the complaints. In November 2011, a stipulation of voluntary dismissal was filed in the Delaware action and plaintiffs in the New Jersey action filed an amended complaint on behalf of six Hartford mutual funds, seeking the same relief as in their original complaint. HIFSCO disputes the allegations and has filed a partial motion to dismiss.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $777,869, $166,851 and $(18,677) in 2011, 2010 and 2009 respectively, of which
$694,413, $34,365 and $497,971 in 2011, 2010 and 2009 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,433,408 and $2,738,995 as of December 31, 2011 and 2010,
respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $8,039,174, $6,941,575 and $9,704,610 in 2011, 2010 and 2009, respectively.
Future minimum rental commitments are as follows:

2012                               $6,479,417
2013                                5,052,469
2014                                3,455,785
2015                                2,547,414
2016                                1,883,930
Thereafter                          2,957,552
                                -------------
Total                             $22,376,567
                                -------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense was recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expired on December 31, 2009, and amounted to $0, $0 and $5,282,511 in 2011, 2010 and 2009, respectively. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of The Hartford's consolidated tax return. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2012, with no material impact on the consolidated financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above in Note 5.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $119,417,997, $88,631,465 and $113,430,502 related to the Separate Account DRD for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts included benefits (charges) related to prior years' tax returns of $938,384, $(4,168,534) and $15,720,441 in 2011, 2010
and 2009, respectively. In addition, the 2011 DRD benefit includes $26,979,613 tax benefit recorded as a result of a resolution of a tax matter with the IRS for the computation of the DRD for the years 1998, 2000 and 2001.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on Separate Account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. No regulations have been issued to date. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit for foreign taxes paid including payments from its Separate Account assets. This credit reduces the Company's U.S. tax liability. The Separate Account foreign tax credit is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through from the mutual funds. The Company recorded benefits of $6,751,856, $2,396,560 and $11,125,000 related to Separate Account foreign tax credit in the years ended December 31, 2011, 2010 and 2009, respectively. These amounts included benefits (charges) related to prior years' tax returns of $424,481, $(3,504,251) and $1,541,000 in 2011, 2010 and 2009, respectively.

(E) FUNDING OBLIGATION

At December 31, 2011, the Company had outstanding commitments totaling $124,071,000 of which $4,821,000 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 4 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $119,250,000 of outstanding commitments is related to various private placement and mortgage loan commitments with commitment periods that expire in less than one year.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferred premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 State of Connecticut audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company recorded an adjustment to "Capital and Surplus" of $(7,208,000) in 2010 representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571,000 in "Change in nonadmitted assets" and $(21,779,000) in "Correction of prior year error." The change in calculation and accounting had an immaterial effect on the Company's net income for the year ended December 31, 2009, and in 2010 and 2011 decreased net income by approximately $1,973,000 and $0, respectively. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2010 and 2011.

14.  SALES OF AFFILIATES

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135,000,000. The transaction closed in 2010, and the Company received cash proceeds of $130,000,000, net of capital gains tax withheld of $5,000,000. As a result of the Share Purchase Agreement, the Company recorded an asset impairment charge of $44,000,000 after-tax in 2009, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704,000 for the sale of HICC and $20,043,000 for the sale of HAIL.

15.  RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3, Liabilities, Surplus and Other Funds, of the 2010 and 2009 Annual Statements, as filed:

                                     AGGREGATE
                                   WRITE-INS FOR
                                     OTHER THAN
                                  SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
(AMOUNTS IN THOUSANDS)                 FUNDS                  FUNDS                AND SURPLUS
----------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
Per Page 3 of Annual Statement         $189,963              $1,003,929              $4,085,601
 Reclassification for SSAP 10R
  Adoption                              266,358                (266,358)                     --
                                     ----------            ------------            ------------
Per the accompanying financial
 statements                            $456,321                $737,571              $4,085,601
                                     ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5, Cash Flow, of the 2010 and 2009 Annual Statements, as filed:

                                                                                CAPITAL AND            NET CASH
                                       COST OF                                    PAID IN                FROM
                                     INVESTMENTS            NET CASH           SURPLUS, LESS        FINANCING AND
                                     ACQUIRED --              FROM               TREASURY           MISCELLANEOUS
(AMOUNTS IN THOUSANDS)                  STOCK              INVESTMENTS             STOCK               SOURCES
---------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
Per Page 5 of Annual Statement        $(1,124,386)             $43,065            $(213,938)             $590,366
 Receipt of WRR                          (700,000)            (700,000)             700,000               700,000
                                    -------------          -----------          -----------          ------------
Per the accompanying financial
 statements                           $(1,824,386)           $(656,935)             486,062            $1,290,366
                                    -------------          -----------          -----------          ------------

16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2011, through the financial statement issuance date of April 9, 2012. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it has decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford will cease selling its individual annuity products in the second quarter of 2012. In addition, The Hartford is pursuing sales or other strategic alternatives for its individual life, retirement plans and Woodbury Financial Services businesses.